As filed with the Securities and Exchange Commission on September 4, 2013.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07674

TRANSAMERICA PARTNERS FUNDS GROUP

(Exact Name of Registrant as Specified in Charter)

Investment Company Act file number: 811-07495

TRANSAMERICA PARTNERS FUNDS GROUP II

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013– June 30, 2013

Item 1: Report(s) to Shareholders.  The Semi-Annual Report is attached.

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA

ASSET ALLOCATION FUNDS

Semi-Annual Report

June 30, 2013

This report is not to be construed as an offering for sale of any shares of the Transamerica Partners Funds Group or the Transamerica Asset Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a combined semi-annual report for the Transamerica Partners Funds Group and the Transamerica Asset Allocation Funds.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures for the Funds, is included in the Statement of Additional Information, which is available without charge, upon request: (i) by calling 1-888-233-4339; (ii) on the Funds’ website at www.transamericapartners.com or (iii) on the SEC’s website at www.sec.gov. In addition, the Funds and the underlying Transamerica Partners Portfolios in which they invest are required to file Form N-PX, with the complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2013, is available without charge, upon request by calling 1-800-851-9777 and on SEC’s website at www.sec.gov.

Quarterly Portfolios

Transamerica Partners Portfolios and the Funds will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Form N-Q is available on the SEC’s website at www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-888-233-4339.

Dear Fellow Shareholder,

On behalf of Transamerica Partners Funds Group and Transamerica Asset Allocation Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last six months in order to provide a context for reading this report. As 2013 began, investor concern over the fiscal cliff had held the U.S. markets down despite improving economic conditions. However, on January 2, 2013 the U.S. Congress resolved the fiscal cliff and as a result U.S. markets moved up strongly over the first three months of the year. February and March brought slowing growth in China and increasing economic weakness in Europe, which drove international markets down. However, in April, Japan announced a new monetary easing program which helped international markets recover. U.S. economics continued to improve in May, pushing U.S. equity markets to new highs even as bond yields began creeping up. In June, the Federal Reserve announced plans to gradually reduce purchases of bonds if the economy continued to improve. As a result, forward-looking markets sold both bonds and high-yielding securities, pushing prices down and both yields and interest rates even higher.

For the six months ended June 30, 2013, the Dow Jones Industrial Average returned 15.20%, the Standard & Poor’s 500® Index returned 12.63%, and the Barclays U.S. Aggregate Bond Index returned (2.44)%. It is always important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Thomas A. Swank

President & Chief Executive Officer

Transamerica Partners Funds Group and

Transamerica Asset Allocation Funds

Christopher A. Staples

Vice President & Chief Investment Officer-Advisory Services

Transamerica Partners Funds Group and

Transamerica Asset Allocation Funds

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

As a shareholder in a mutual fund invested in a corresponding Series of Transamerica Partners Portfolio (“Series Portfolio”) or Master Portfolio (“MP”), you will bear the ongoing costs of managing the corresponding Series Portfolio or MP in which your fund invests (such as the investment adviser’s fee and other expenses). You will also bear the cost of operating the mutual fund (such as distribution fees, administrative fees, and other expenses).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2013 and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses			Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period		Annualized Expense Ratio(B)

Transamerica Partners Money Market	$1,000.00	$1,000.00	$1.03(C	)	$1,023.49	$1.04(C	)	0.21%
Transamerica Partners High Quality Bond	1,000.00	994.20	4.89(C	)	1,019.62	4.95(C	)	1.00
Transamerica Partners Inflation-Protected Securities	1,000.00	927.40	4.73(C	)	1,019.62	4.95(C	)	1.00
Transamerica Partners Core Bond	1,000.00	973.90	4.74(C	)	1,019.72	4.85(C	)	0.98
Transamerica Partners High Yield Bond	1,000.00	1,010.00	5.42(C	)	1,019.13	5.45(C	)	1.10
Transamerica Partners Balanced	1,000.00	1,069.20	5.58(C	)	1,019.13	5.45(C	)	1.10
Transamerica Partners Large Value	1,000.00	1,169.30	5.32(C	)	1,019.62	4.95(C	)	1.00
Transamerica Partners Stock Index	1,000.00	1,132.10	3.44(D	)	1,021.57	3.26(D	)	0.65
Transamerica Partners Large Core	1,000.00	1,163.30	6.10(C	)	1,018.88	5.69(C	)	1.15
Transamerica Partners Large Growth	1,000.00	1,110.20	6.42(C	)	1,018.44	6.14(C	)	1.24
Transamerica Partners Mid Value	1,000.00	1,141.60	6.56(C	)	1,018.39	6.19(C	)	1.25
Transamerica Partners Mid Growth	1,000.00	1,105.10	6.97(C	)	1,017.90	6.68(C	)	1.35
Transamerica Partners Small Value	1,000.00	1,136.40	7.86(C	)	1,017.16	7.42(C	)	1.50
Transamerica Partners Small Core	1,000.00	1,137.70	7.65(C	)	1,017.36	7.22(C	)	1.46
Transamerica Partners Small Growth	1,000.00	1,159.40	8.21(C	)	1,016.92	7.67(C	)	1.55
Transamerica Partners International Equity	1,000.00	1,001.30	6.87(C	)	1,017.66	6.93(C	)	1.40

(A)	5% return per year before expenses.

(B)	Ratio reflects the expenses of both the fund and its corresponding Series Portfolio or MP.

(C)	Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(D)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Assets:
Investment in Series Portfolios/MP, at value (A)	$407,766,044	$77,576,462	$94,349,313	$304,904,695	$119,780,753
Receivables:
Shares of beneficial interest sold	2,550,173	36,337	39,618	208,691	133,105
Due from adviser	25,151	879	—	—	9,054
Money market waiver due from adviser	171,673	—	—	—	—
Prepaid expenses	1,581	296	412	1,258	488
Total assets	410,514,622	77,613,974	94,389,343	305,114,644	119,923,400
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	3,267,207	124,678	920,233	1,342,703	483,896
Administration/Advisory fees(B)	91,908	17,886	21,436	71,531	28,261
Distribution fees	76,590	14,905	18,257	59,609	23,551
Trustees and CCO fees	225	36	53	299	89
Audit and tax fees	6,621	6,018	6,018	6,741	6,018
Legal	8,629	1,732	2,315	9,755	2,799
Printing and shareholder reports fees	59,691	10,803	14,557	55,806	18,849
Registration fees	13,484	8,229	11,466	12,675	11,603
Other	4,076	4,202	5,222	14,255	6,108
Total liabilities	3,528,431	188,489	999,557	1,573,374	581,174
Net assets	$406,986,191	$77,425,485	$93,389,786	$303,541,270	$119,342,226

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	$407,181,187	$84,425,154	$94,553,969	$305,399,483	$133,582,041
Undistributed (accumulated) net investment income (loss)	(5,213)	(8,775)	(40,854)	(237,095)	9,716
Undistributed (accumulated) net realized gain (loss) allocated from Series Portfolios/MP (A)	(189,813)	(5,756,489)	1,082,195	2,658,750	(16,631,889)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	30	(1,234,405)	(2,205,524)	(4,279,868)	2,382,358
Net assets	$406,986,191	$77,425,485	$93,389,786	$303,541,270	$119,342,226
Shares of beneficial interest outstanding	38,363,034	6,742,179	8,219,470	23,404,585	13,620,172
Net asset value per share	$10.61	$11.48	$11.36	$12.97	$8.76

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2013

(unaudited)

	Balanced	Large Value	Stock Index	Large Core	Large Growth
Assets:
Investment in Series Portfolios/MP, at value (A)	$44,112,590	$231,921,156	$346,655,458	$68,869,864	$216,414,581
Receivables:
Shares of beneficial interest sold	10,410	105,916	383,181	38,937	122,769
Due from Master Portfolio	—	—	423,747	—	—
Due from adviser	2,503	13,788	10,553	6,532	—
Prepaid expenses	170	966	1,411	296	965
Total assets	44,125,673	232,041,826	347,474,350	68,915,629	216,538,315
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1,149,111	986,551	806,928	666,143	2,378,603
Administration/Advisory fees (B)	10,198	53,581	102,119	15,928	50,380
Distribution fees	8,498	44,651	72,942	13,273	41,946
Trustees and CCO fees	21	107	128	32	107
Audit and tax fees	3,485	6,500	8,153	6,018	6,380
Legal	1,044	5,940	12,497	1,858	6,408
Printing and shareholder reports fees	6,497	31,991	51,954	9,908	32,779
Registration fees	8,019	8,539	9,542	8,130	10,059
Other	3,167	8,431	3,180	3,979	8,556
Total liabilities	1,190,040	1,146,291	1,067,443	725,269	2,535,218
Net assets	$42,935,633	$230,895,535	$346,406,907	$68,190,360	$214,003,097

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	$49,651,839	$402,475,154	$336,312,714	$118,620,184	$197,021,743
Undistributed (accumulated) net investment income (loss)	(22,671)	930	402,817	2,018	22,740
Undistributed (accumulated) net realized gain (loss) allocated from Series Portfolios/MP (A)	(5,697,714)	(163,030,134)	(45,439,643)	(25,668,016)	(26,168,738)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	(995,821)	(8,550,415)	55,131,019	(24,763,826)	43,127,352
Net assets	$42,935,633	$230,895,535	$346,406,907	$68,190,360	$214,003,097
Shares of beneficial interest outstanding	2,584,922	10,712,699	27,722,910	2,763,288	9,034,449
Net asset value per share	$16.61	$21.55	$12.50	$24.68	$23.69

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2013

(unaudited)

	Mid Value	Mid Growth	Small Value	Small Core	Small Growth
Assets:
Investment in Series Portfolios/MP, at value (A)	$138,463,660	$56,392,485	$30,284,379	$80,767,250	$29,820,485
Receivables:
Shares of beneficial interest sold	141,697	57,822	21,953	18,434	35,793
Due from adviser	9,593	3,966	1,444	—	1,035
Prepaid expenses	591	244	123	333	125
Total assets	138,615,541	56,454,517	30,307,899	80,786,017	29,857,438
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	84,626	41,131	35,409	778,832	25,764
Administration/Advisory fees (B)	32,078	13,007	6,950	18,719	6,818
Distribution fees	26,732	10,840	5,791	15,599	5,682
Trustees and CCO fees	65	26	14	42	14
Audit and tax fees	6,380	6,018	6,018	6,018	6,018
Legal	4,659	2,043	870	2,506	1,026
Printing and shareholder reports fees	19,826	7,994	4,001	12,476	4,360
Registration fees	198	167	131	8,213	8,138
Other	6,321	3,522	2,557	4,581	2,555
Total liabilities	180,885	84,748	61,741	846,986	60,375
Net assets	$138,434,656	$56,369,769	$30,246,158	$79,939,031	$29,797,063

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	$145,313,637	$44,182,394	$36,478,707	$149,617,792	$31,630,560
Undistributed (accumulated) net investment income (loss)	42,404	(168,167)	13,360	25,130	(143,776)
Undistributed (accumulated) net realized gain (loss) allocated from Series Portfolios/MP (A)	(51,387,180)	13,988,042	(9,417,895)	(33,086,883)	(2,324,378)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	44,465,795	(1,632,500)	3,171,986	(36,617,008)	634,657
Net assets	$138,434,656	$56,369,769	$30,246,158	$79,939,031	$29,797,063
Shares of beneficial interest outstanding	8,411,843	4,872,587	2,207,018	3,330,230	1,998,808
Net asset value per share	$16.46	$11.57	$13.70	$24.00	$14.91

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2013

(unaudited)

International Equity
Assets:
Investment in Series Portfolios/MP, at value (A)	$140,412,212
Receivables:
Shares of beneficial interest sold	87,364
Due from adviser	27,373
Prepaid expenses	613
Total assets	140,527,562
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	159,594
Administration/Advisory fees (B)	32,914
Distribution fees	27,428
Trustees and CCO fees	114
Audit and tax fees	6,018
Legal	5,345
Printing and shareholder reports fees	23,216
Registration fees	10,364
Other	7,112
Total liabilities	272,105
Net assets	$140,255,457

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	$255,247,175
Undistributed (accumulated) net investment income (loss)	71,420
Undistributed (accumulated) net realized gain (loss) allocated from Series Portfolios/MP (A)	(176,330,488)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	61,267,350
Net assets	$140,255,457
Shares of beneficial interest outstanding	13,406,452
Net asset value per share	$10.46

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

	Money Market	High Quality Bond	Inflation Protected- securities	Core Bond	High Yield Bond
Net investment income (loss) allocated from Series Portfolios/MP: (A)
Dividend income	$—	$—	$—	$23,175	$39,261
Interest income	400,441	839,525	427,753	4,850,956	4,184,849
Securities lending income (net)	—	5,015	4,303	21,595	2,976
Withholding taxes on foreign income	—	(36)	—	(2,266)	(14)
Expenses (net of reimbursement)	(560,365)	(139,249)	(189,629)	(643,398)	(353,079)
Total investment income (loss)	(159,924)	705,255	242,427	4,250,062	3,873,993

Expenses:
Administration/Advisory (B)	589,571	108,941	142,057	492,677	179,666
Distribution	491,309	90,784	118,380	410,564	149,721
Trustees and CCO	6,039	1,101	1,439	5,103	1,834
Audit and tax	4,782	4,680	4,680	4,803	4,680
Fund accounting	5,175	4,897	4,897	5,254	4,897
Legal	8,051	1,413	1,927	7,319	2,398
Printing and shareholder reports	27,003	4,783	6,315	23,693	8,123
Registration	15,118	9,567	8,825	19,184	8,984
Other	8,059	1,638	2,060	5,495	2,399
Total expenses	1,155,107	227,804	290,580	974,092	362,702
Expenses (waived/reimbursed)	(1,155,107)	(3,916)	(6,688)	—	(57,006)
Expenses allocated from Series Portfolio (waived/reimbursed)	(154,084)	—	—	—	—
Net expenses	(154,084)	223,888	283,892	974,092	305,696
Net investment income (loss)	(5,840)	481,367	(41,465)	3,275,970	3,568,297

Net realized and change in unrealized gain (loss) on investments:
Net realized gain (loss) allocated from Series Portfolios/MP(A)	4,993	71,636	1,063,595	1,200,455	(255,365)
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	—	(995,809)	(8,286,513)	(12,772,194)	(2,139,903)
Net realized and change in unrealized gain (loss)	4,993	(924,173)	(7,222,918)	(11,571,739)	(2,395,268)
Net increase (decrease) in net assets resulting from operations	$(847)	$(442,806)	$(7,264,383)	$(8,295,769)	$1,173,029

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2013

(unaudited)

	Balanced	Large Value	Stock Index	Large Core	Large Growth
Net investment income (loss) allocated from Series Portfolios/MP: (A)
Dividend income	$256,813	$2,559,866	$3,616,389	$707,827	$1,337,229
Interest income	149,864	455	9,425	138	220
Securities lending income (net)	2,854	22,130	25,303	8,087	30,384
Withholding taxes on foreign income	(87)	(5,512)	(1,438)	(1,662)	(13,514)
Expenses (net of reimbursement)	(107,511)	(534,209)	(87,414)	(211,803)	(697,588)
Total investment income (loss)	301,933	2,042,730	3,562,265	502,587	656,731

Expenses:
Administration/Advisory (B)	64,415	334,934	613,037	100,143	321,724
Distribution	53,679	279,112	437,884	83,453	268,104
Trustees and CCO	648	3,364	5,232	1,008	3,254
Audit and tax	5,687	4,762	7,064	4,680	4,742
Fund accounting	4,897	5,252	8,798	4,897	5,290
Legal	850	4,255	6,831	1,305	4,322
Printing and shareholder reports	2,945	13,696	22,201	4,361	13,875
Registration	9,329	9,848	12,080	9,440	9,369
Other	1,164	4,156	6,108	1,617	4,136
Total expenses	143,614	659,379	1,119,235	210,904	634,816
Expenses (waived/reimbursed)	(14,936)	(77,141)	(68,151)	(38,825)	—
Net expenses	128,678	582,238	1,051,084	172,079	634,816
Net investment income (loss)	173,255	1,460,492	2,511,181	330,508	21,915

Net realized and change in unrealized gain (loss) on investments:
Net realized gain (loss) allocated from Series Portfolios/MP (A)	2,059,845	20,835,465	1,438,784	7,625,289	10,952,055
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	649,974	12,461,447	39,803,839	2,197,451	11,672,853
Net realized and change in unrealized gain (loss)	2,709,819	33,296,912	41,242,623	9,822,740	22,624,908
Net increase (decrease) in net assets resulting from operations	$2,883,074	$34,757,404	$43,753,804	$10,153,248	$22,646,823

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2013

(unaudited)

	Mid Value	Mid Growth	Small Value	Small Core	Small Growth
Net investment income (loss) allocated from Series Portfolios/MP: (A)
Dividend income	$1,167,518	$178,528	$209,294	$577,170	$38,968
Interest income	754	114	139	276	119
Securities lending income (net)	10,419	24,173	5,448	56,632	31,070
Withholding taxes on foreign income	(3,194)	(971)	—	(222)	—
Expenses (net of reimbursement)	(472,300)	(205,278)	(119,960)	(340,142)	(124,322)
Total investment income (loss)	703,197	(3,434)	94,921	293,714	(54,165)

Expenses:
Administration/Advisory (B)	202,415	82,036	42,267	121,427	41,380
Distribution	168,679	68,363	35,223	101,190	34,484
Trustees and CCO	2,033	819	425	1,216	415
Audit and tax	4,742	4,680	4,679	4,680	4,680
Fund accounting	4,897	4,897	4,897	4,897	4,897
Legal	2,609	1,041	528	1633	522
Printing and shareholder reports	8,616	3,413	1,896	5,422	2,924
Registration	12,477	10,897	8,861	9,373	8,497
Other	2,701	1,419	959	1,790	966
Total expenses	409,169	177,565	99,735	251,628	98,765
Expenses (waived/reimbursed)	(38,074)	(13,678)	(8,358)	—	(9,289)
Net expenses	371,095	163,887	91,377	251,628	89,476
Net investment income (loss)	332,102	(167,321)	3,544	42,086	(143,641)

Net realized and change in unrealized gain (loss) on investments:
Net realized gain (loss) allocated from Series Portfolios/MP (A)	6,248,605	11,564,261	1,690,439	20,378,599	(205,329)
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	11,196,604	(5,975,851)	1,870,964	(9,693,158)	4,389,329
Net realized and change in unrealized gain (loss)	17,445,209	5,588,410	3,561,403	10,685,441	4,184,000
Net increase (decrease) in net assets resulting from operations	$17,777,311	$5,421,089	$3,564,947	$10,727,527	$4,040,359

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2013

(unaudited)

International Equity
Net investment income (loss) allocated from Series Portfolios/MP: (A)
Dividend income	$2,379,314
Interest income	548
Securities lending income (net)	59,555
Withholding taxes on foreign income	(221,469)
Expenses (net of reimbursement)	(618,860)
Total investment income (loss)	1,599,088

Expenses:
Administration/Advisory (B)	214,845
Distribution	179,037
Trustees and CCO	2,214
Audit and tax	4,680
Fund accounting	4,897
Legal	3,001
Printing and shareholder reports	9,868
Registration	8,923
Other	2,888
Total expenses	430,353
Expenses (waived/reimbursed)	(46,603)
Net expenses	383,750
Net investment income (loss)	1,215,338

Net realized and change in unrealized gain (loss) on investments:
Net realized gain (loss) allocated from Series Portfolios/MP (A)	6,732,432
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP(A)	(7,653,901)
Net realized and change in unrealized gain (loss)	(921,469)
Net increase (decrease) in net assets resulting from operations	$293,869

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Money Market		High Quality Bond		Inflation Protected Securities
	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$(5,840)	$314	$481,367	$1,015,172	$(41,465)	$903,431
Net realized gain (loss) allocated from Series Portfolios/MP (A)	4,993	50	71,636	211,367	1,063,595	4,472,653
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	—	—	(995,809)	372,841	(8,286,513)	1,362,130
Net increase (decrease) in net assets resulting from operations	(847)	364	(442,806)	1,599,380	(7,264,383)	6,738,214

Distributions to shareholders:
From net investment income	—	—	(723,172)	(1,163,577)	—	(1,226,041)
From net realized gains	—	—	—	—	—	(6,355,489)
Total distributions to shareholders	—	—	(723,172)	(1,163,577)	—	(7,581,530)

Capital share transactions:
Proceeds from shares sold	382,287,574	588,782,070	21,336,428	20,136,640	24,922,879	24,657,507
Distributions reinvested	—	—	723,172	1,163,577	—	7,581,530
Cost of shares redeemed	(374,495,762)	(557,690,885)	(13,445,985)	(25,806,742)	(20,551,333)	(47,659,351)
Net increase (decrease) in net assets resulting from capital shares transactions	7,791,812	31,091,185	8,613,615	(4,506,525)	4,371,546	(15,420,314)

Net increase (decrease) in net assets	7,790,965	31,091,549	7,447,637	(4,070,722)	(2,892,837)	(16,263,630)

Net assets:
Beginning of period/year	$399,195,226	$368,103,677	$69,977,848	$74,048,570	$96,282,623	$112,546,253
End of period/year	$406,986,191	$399,195,226	$77,425,485	$69,977,848	$93,389,786	$96,282,623
Undistributed (accumulated) net investment income (loss)	$(5,213)	$627	$(8,775)	$233,030	$(40,854)	$611

Share activity:
Shares issued	36,034,950	55,499,403	1,837,533	1,727,288	2,077,508	1,932,220
Shares issued-reinvested from distributions	—	—	62,492	100,125	—	607,003
Shares redeemed	(35,300,483)	(52,568,706)	(1,158,408)	(2,214,642)	(1,717,359)	(3,711,574)
Net increase (decrease) in shares outstanding	734,467	2,930,697	741,617	(387,229)	360,149	(1,172,351)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Core Bond		High Yield Bond		Balanced
	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$3,275,970	$8,918,261	$3,568,297	$7,625,075	$173,255	$493,518
Net realized gain (loss) allocated from Series Portfolios/MP (A)	1,200,455	7,040,793	(255,365)	2,302,187	2,059,845	1,704,711
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	(12,772,194)	11,307,696	(2,139,903)	5,407,048	649,974	2,543,149
Net increase (decrease) in net assets resulting from operations	(8,295,769)	27,266,750	1,173,029	15,334,310	2,883,074	4,741,378

Distributions to shareholders:
From net investment income	(6,604,160)	(10,130,249)	(3,558,785)	(7,819,360)	(334,106)	(544,692)
From net realized gains	—	(5,089,091)	—	—	—	—
Total distributions to shareholders	(6,604,160)	(15,219,340)	(3,558,785)	(7,819,360)	(334,106)	(544,692)

Capital share transactions:
Proceeds from shares sold	81,422,465	99,533,319	36,968,849	39,632,214	9,791,331	9,456,609
Distributions reinvested	6,604,160	15,219,340	3,558,785	7,819,360	334,106	544,692
Cost of shares redeemed	(127,533,757)	(155,121,678)	(34,722,502)	(45,769,943)	(11,418,492)	(10,324,710)
Net increase (decrease) in net assets resulting from capital shares transactions	(39,507,132)	(40,369,019)	5,805,132	1,681,631	(1,293,055)	(323,409)

Net increase (decrease) in net assets	(54,407,061)	(28,321,609)	3,419,376	9,196,581	1,255,913	3,873,277

Net assets:
Beginning of period/year	$357,948,331	$386,269,940	$115,922,850	$106,726,269	$41,679,720	$37,806,443
End of period/year	$303,541,270	$357,948,331	$119,342,226	$115,922,850	$42,935,633	$41,679,720
Undistributed (accumulated) net investment income (loss)	$(237,095)	$3,091,095	$9,716	$204	$(22,671)	$138,941

Share activity:
Shares issued	6,072,072	7,398,760	4,073,523	4,531,416	592,280	620,698
Shares issued-reinvested from distributions	495,565	1,138,920	397,888	895,881	20,126	35,656
Shares redeemed	(9,540,594)	(11,534,367)	(3,836,356)	(5,227,110)	(690,599)	(682,159)
Net increase (decrease) in shares outstanding	(2,972,957)	(2,996,687)	635,055	200,187	(78,193)	(25,805)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Large Value		Stock Index		Large Core
	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$1,460,492	$3,425,317	$2,511,181	$5,801,176	$330,508	$823,372
Net realized gain (loss) allocated from Series Portfolios/MP (A)	20,835,465	24,629,613	1,438,784	44,209,643	7,625,289	6,054,494
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	12,461,447	5,991,135	39,803,839	(579,137)	2,197,451	4,070,357
Net increase (decrease) in net assets resulting from operations	34,757,404	34,046,065	43,753,804	49,431,682	10,153,248	10,948,223

Distributions to shareholders:
From net investment income	(1,508,718)	(3,425,853)	(2,109,029)	(7,063,693)	(337,534)	(830,082)
Total distributions to shareholders	(1,508,718)	(3,425,853)	(2,109,029)	(7,063,693)	(337,534)	(830,082)

Capital share transactions:
Proceeds from shares sold	30,230,910	25,024,338	67,069,862	86,848,168	11,621,272	9,166,515
Distributions reinvested	1,508,718	3,425,853	2,109,029	7,063,693	337,534	830,082
Cost of shares redeemed	(41,195,933)	(76,899,489)	(89,679,746)	(145,518,984)	(16,427,153)	(29,778,828)
Net increase (decrease) in net assets resulting from capital shares transactions	(9,456,305)	(48,449,298)	(20,500,855)	(51,607,123)	(4,468,347)	(19,782,231)

Net increase (decrease) in net assets	23,792,381	(17,829,086)	21,143,920	(9,239,134)	5,347,367	(9,664,090)

Net assets:
Beginning of period/year	$207,103,154	$224,932,240	$325,262,987	$334,502,121	$62,842,993	$72,507,083
End of period/year	$230,895,535	$207,103,154	$346,406,907	$325,262,987	$68,190,360	$62,842,993
Undistributed (accumulated) net investment income (loss)	$930	$49,156	$402,817	$665	$2,018	$9,044

Share activity:
Shares issued	1,448,762	1,408,099	5,498,652	8,114,330	480,934	449,084
Shares issued-reinvested from distributions	71,109	189,866	169,582	647,076	13,976	39,650
Shares redeemed	(1,972,314)	(4,373,452)	(7,311,529)	(13,524,043)	(679,518)	(1,463,293)
Net increase (decrease) in shares outstanding	(452,443)	(2,775,487)	(1,643,295)	(4,762,637)	(184,608)	(974,559)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Large Growth		Mid Value		Mid Growth
	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$21,915	$353,918	$332,102	$1,117,131	$(167,321)	$(315,491)
Net realized gain (loss) allocated from Series Portfolios/MP (A)	10,952,055	29,265,995	6,248,605	13,882,686	11,564,261	8,291,273
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	11,672,853	3,000,977	11,196,604	9,567,341	(5,975,851)	348,349
Net increase (decrease) in net assets resulting from operations	22,646,823	32,620,890	17,777,311	24,567,158	5,421,089	8,324,131

Distributions to shareholders:
From net investment income	(114,457)	(235,717)	(400,701)	(1,127,810)	—	—
From net realized gains	—	—	—	—	—	(3,405,813)
Total distributions to shareholders	(114,457)	(235,717)	(400,701)	(1,127,810)	—	(3,405,813)

Capital share transactions:
Proceeds from shares sold	29,931,750	28,661,714	28,890,912	27,247,653	12,619,153	9,838,841
Distributions reinvested	114,457	235,717	400,701	1,127,810	—	3,405,813
Cost of shares redeemed	(46,491,866)	(93,877,720)	(35,394,823)	(72,228,568)	(13,980,626)	(34,507,745)
Net increase (decrease) in net assets resulting from capital shares transactions	(16,445,659)	(64,980,289)	(6,103,210)	(43,853,105)	(1,361,473)	(21,263,091)

Net increase (decrease) in net assets	6,086,707	(32,595,116)	11,273,400	(20,413,757)	4,059,616	(16,344,773)

Net assets:
Beginning of period/year	$207,916,390	$240,511,506	$127,161,256	$147,575,013	$52,310,153	$68,654,926
End of period/year	$214,003,097	$207,916,390	$138,434,656	$127,161,256	$56,369,769	$52,310,153
Undistributed (accumulated) net investment income (loss)	$22,740	$115,282	$42,404	$111,003	$(168,167)	$(846)

Share activity:
Shares issued	1,285,277	1,358,079	1,790,627	2,008,710	1,090,052	906,063
Shares issued-reinvested from distributions	4,944	11,182	24,724	81,699	—	329,701
Shares redeemed	(1,996,063)	(4,485,149)	(2,195,494)	(5,330,902)	(1,215,690)	(3,173,557)
Net increase (decrease) in shares outstanding	(705,842)	(3,115,888)	(380,143)	(3,240,493)	(125,638)	(1,937,793)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Small Value		Small Core		Small Growth
	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$3,544	$230,571	$42,086	$358,675	$(143,641)	$(253,576)
Net realized gain (loss) allocated from Series Portfolios/MP (A)	1,690,439	3,989,777	20,378,599	8,441,243	(205,329)	4,092,341
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	1,870,964	(50,482)	(9,693,158)	2,528,509	4,389,329	(3,223,794)
Net increase (decrease) in net assets resulting from operations	3,564,947	4,169,866	10,727,527	11,328,427	4,040,359	614,971

Distributions to shareholders:
From net investment income	(81,479)	(146,195)	(16,382)	(372,606)	—	—
Total distributions to shareholders	(81,479)	(146,195)	(16,382)	(372,606)	—	—

Capital share transactions:
Proceeds from shares sold	6,437,646	3,195,174	8,232,101	10,274,858	7,948,474	3,864,866
Distributions reinvested	81,479	146,195	16,382	372,606	—	—
Cost of shares redeemed	(5,873,253)	(12,640,658)	(19,690,228)	(30,583,650)	(7,442,930)	(13,563,458)
Net increase (decrease) in net assets resulting from capital shares transactions	645,872	(9,299,289)	(11,441,745)	(19,936,186)	505,544	(9,698,592)

Net increase (decrease) in net assets	4,129,340	(5,275,618)	(730,600)	(8,980,365)	4,545,903	(9,083,621)

Net assets:
Beginning of period/year	$26,116,818	$31,392,436	$80,669,631	$89,649,996	$25,251,160	$34,334,781
End of period/year	$30,246,158	$26,116,818	$79,939,031	$80,669,631	$29,797,063	$25,251,160
Undistributed (accumulated) net investment income (loss)	$13,360	$91,295	$25,130	$(574)	$(143,776)	$(135)

Share activity:
Shares issued	480,240	280,031	356,206	510,166	550,664	287,154
Shares issued-reinvested from distributions	6,062	13,094	677	18,123	—	—
Shares redeemed	(438,954)	(1,113,085)	(849,850)	(1,540,182)	(515,633)	(1,011,012)
Net increase (decrease) in shares outstanding	47,348	(819,960)	(492,967)	(1,011,893)	35,031	(723,858)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	International Equity
	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$1,215,338	$1,792,563
Net realized gain (loss) allocated from Series Portfolios/MP (A)	6,732,432	11,711,806
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	(7,653,901)	10,890,125
Net increase (decrease) in net assets resulting from operations	293,869	24,394,494

Distributions to shareholders:
From net investment income	(1,144,072)	(3,441,530)
Total distributions to shareholders	(1,144,072)	(3,441,530)

Capital share transactions:
Proceeds from shares sold	25,329,639	22,054,305
Distributions reinvested	1,144,072	3,441,530
Cost of shares redeemed	(27,906,115)	(75,081,166)
Net increase (decrease) in net assets resulting from capital shares transactions	(1,432,404)	(49,585,331)

Net increase (decrease) in net assets	(2,282,607)	(28,632,367)

Net assets:
Beginning of period/year	$142,538,064	$171,170,431
End of period/year	$140,255,457	$142,538,064
Undistributed (accumulated) net investment income (loss)	$71,420	$154

Share activity:
Shares issued	2,332,319	2,248,064
Shares issued-reinvested from distributions	106,625	351,386
Shares redeemed	(2,567,442)	(7,653,207)
Net increase (decrease) in shares outstanding	(128,498)	(5,053,757)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Money Market
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.61	$10.61	$10.61	$10.61	$10.61	$10.62
Investment operations (A)
Net investment income (loss) (B)	—	(C)	—	—	(C)	—	(C)	0.01	0.20
Net realized and unrealized gain (loss)	—	(C)	—	—	(C)	—	(C)	—	—	(C)
Total investment operations	—	(C)	—	—	(C)	—	0.01	0.20
Distributions:
Net investment income	—	—	—	—	(0.01)	(0.20)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	—	—	—	—	(0.01)	(0.21)
Net asset value
End of period/year	$10.61	$10.61	$10.61	$10.61	$10.61	$10.61
Total return	—	%(D)(E)	—	%(D)	—	%(D)	—	%(D)	0.07%	1.90%
Net assets end of period/year (000’s)	$406,986	$399,195	$368,104	$391,564	$413,321	$473,069
Ratio and supplemental data (A)
Expenses to average net assets:
After (waiver/reimbursement)	0.21	%(F) (G)	0.18	%(G)	0.24	%(G)	0.30	%(G)	0.57	%(G)	0.80%
Before (waiver/reimbursement)	0.87	%(F)	0.88%	0.87%	0.86%	0.86%	0.85%
Net investment income (loss) to average net assets	—	%(D)(F)	—	%(D)	—	%(D)	—	%(D)	0.07%	1.91%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Rounds to less than 0.01% or (0.01)%.
(E)	Not annualized.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	High Quality Bond
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$11.66		$11.59	$11.65	$11.53	$10.94	$11.42
Investment operations(A)
Net investment income (loss) (B)	0.08		0.17	0.21	0.28	0.36	0.41
Net realized and unrealized gain (loss)	(0.15)		0.10	(0.04)	0.13	0.62	(0.42)
Total investment operations	(0.07)		0.27	0.17	0.41	0.98	(0.01)
Distributions
Net investment income	(0.11)		(0.20)	(0.23)	(0.29)	(0.39)	(0.47)
Total distributions	(0.11)		(0.20)	(0.23)	(0.29)	(0.39)	(0.47)
Net asset value
End of period/year	$11.48		$11.66	$11.59	$11.65	$11.53	$10.94
Total return	(0.58	)%(C)	2.32%	1.50%	3.61%	9.10%	(0.09)%
Net assets end of period/year (000’s)	$77,425		$69,978	$74,049	$78,853	$112,081	$107,129
Ratio and supplemental data(A)
Expenses to average net assets:
After (waiver/reimbursement)	1.00	%(D)	1.00%	1.00%	0.99%	1.00%	0.97%
Before (waiver/reimbursement)	1.01	%(D)	1.03%	1.01%	0.99%	1.00%	0.97%
Net investment income (loss) to average net assets	1.33	%(D)	1.48%	1.81%	2.39%	3.13%	3.65%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Inflation-Protected Securities
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011	December 31, 2010	December 31, 2009		December 31, 2008
Net asset value
Beginning of period/year	$12.25		$12.46		$11.46	$11.01	$10.12		$10.95
Investment operations (A)
Net investment income (loss) (B)	(0.01)		0.11		0.33	0.16	0.04		0.48
Net realized and unrealized gain (loss)	(0.88)		0.69		0.99	0.45	0.90		(0.74)
Total investment operations	(0.89)		0.80		1.32	0.61	0.94		(0.26)
Distributions
Net investment income	—		(0.15)		(0.32)	(0.16)	(0.04)		(0.48)
Net realized gains on investments	—		(0.86)		—	—	—		—
Return of capital	—		—		—	—	(0.01)		(0.09)
Total distributions	—		(1.01)		(0.32)	(0.16)	(0.05)		(0.57)
Net asset value
End of period/year	$11.36		$12.25		$12.46	$11.46	$11.01		$10.12
Total return	(7.26	)%(C)	6.43%		11.67%	5.59%	9.33%		(2.66)%
Net assets end of period/year (000’s)	$93,390		$96,283		$112,546	$100,751	$129,713		$139,526
Ratio and supplemental data (A)
Expenses to average net assets:
After (waiver/reimbursement)	1.00	%(D)(E)	1.00	%(E)	1.00%	0.99%	0.99	%(E)	0.98	%(E)
Before (waiver/reimbursement)	1.02	%(D)	1.03%		1.01%	0.99%	1.00%		0.98%
Net investment income (loss) to average net assets	(0.09	)%(D)	0.87%		2.71%	1.45%	0.39%		4.46%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Core Bond
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009		December 31, 2008
Net asset value
Beginning of period/year	$13.57		$13.15	$12.85	$12.32	$11.59		$12.50
Investment operations (A)
Net investment income (loss) (B)	0.13		0.33	0.38	0.40	0.47		0.55
Net realized and unrealized gain (loss)	(0.48)		0.66	0.32	0.54	0.91		(0.83)
Total investment operations	(0.35)		0.99	0.70	0.94	1.38		(0.28)
Distributions
Net investment income	(0.25)		(0.37)	(0.40)	(0.41)	(0.65)		(0.63)
Net realized gains on investments	—		(0.20)	—	—	—		—
Total distributions	(0.25)		(0.57)	(0.40)	(0.41)	(0.65)		(0.63)
Net asset value
End of period/year	$12.97		$13.57	$13.15	$12.85	$12.32		$11.59
Total return	(2.61	)%(C)	7.64%	5.55%	7.68%	12.13%		(2.33)%
Net assets end of period/year (000’s)	$303,541		$357,948	$386,270	$417,971	$526,562		$436,051
Ratio and supplemental data (A)
Expenses to average net assets:
After (waiver/reimbursement)	0.98	%(D)	0.99%	0.98%	0.97%	0.97	%(E)	0.95%
Before (waiver/reimbursement)	0.98	%(D)	0.99%	0.98%	0.97%	0.97%		0.95%
Net investment income (loss) to average net assets	1.99	%(D)	2.44%	2.96%	3.09%	3.86%		4.54%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	High Yield Bond
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009		December 31, 2008
Net asset value
Beginning of period/year	$8.93		$8.35	$8.63	$8.27	$5.82		$9.07
Investment operations (A)
Net investment income (loss) (B)	0.26		0.59	0.65	0.71	0.69		0.73
Net realized and unrealized gain (loss)	(0.17)		0.59	(0.28)	0.49	2.45		(3.26)
Total investment operations	0.09		1.18	0.37	1.20	3.14		(2.53)
Distributions
Net investment income	(0.26)		(0.60)	(0.65)	(0.84)	(0.69)		(0.72)
Total distributions	(0.26)		(0.60)	(0.65)	(0.84)	(0.69)		(0.72)
Net asset value
End of period/year	$8.76		$8.93	$8.35	$8.63	$8.27		$5.82
Total return	1.00	%(C)	14.55%	4.40%	15.25%	56.18%		(29.31)%
Net assets end of period/year (000’s)	$119,342		$115,923	$106,726	$117,690	$215,651		$141,019
Ratio and supplemental data
Expenses to average net assets: (A)
After (waiver/reimbursement)	1.10	%(D)	1.10%	1.10%	1.10%	1.10	%(E)	1.10%
Before (waiver/reimbursement)	1.20	%(D)	1.22%	1.20%	1.18%	1.18%		1.17%
Net investment income (loss) to average net assets	5.96	%(D)	6.75%	7.55%	8.40%	9.57%		8.99%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Balanced
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009		December 31, 2008
Net asset value
Beginning of period/year	$15.65		$14.06		$13.89		$12.50		$10.54		$15.00
Investment operations (A)
Net investment income (loss) (B)	0.07		0.18		0.23		0.24		0.27		0.38
Net realized and unrealized gain (loss)	1.01		1.61		0.16		1.41		2.05		(4.39)
Total investment operations	1.08		1.79		0.39		1.65		2.32		(4.01)
Distributions
Net investment income	(0.12)		(0.20)		(0.22)		(0.26)		(0.28)		(0.43)
Net realized gains on investments	—		—		—		—		—		(0.02)
Return of capital	—		—		—		—		(0.08)		—	(C)
Total distributions	(0.12)		(0.20)		(0.22)		(0.26)		(0.36)		(0.45)
Net asset value
End of period/year	$16.61		$15.65		$14.06		$13.89		$12.50		$10.54
Total return	6.92	%(D)	12.80%		3.02%		13.36%		22.60%		(27.15)%
Net assets end of period/year (000’s)	$42,936		$41,680		$37,806		$43,005		$48,920		$52,588
Ratio and supplemental data (A)
Expenses to average net assets:
After (waiver/reimbursement)	1.10	%(E) (F)	1.10	%(F)	1.10	%(F)	1.10	%(F)	1.10	%(F)	1.10	%(F)
Before (waiver/reimbursement)	1.28	%(E)	1.30%		1.29%		1.25%		1.22%		1.14%
Net investment income (loss) to average net assets	0.81	%(E)	1.22%		1.66%		1.82%		2.41%		2.87%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Large Value
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$18.55		$16.14	$16.05	$14.23	$12.55	$22.77
Investment operations (A)
Net investment income (loss) (B)	0.13		0.27	0.19	0.16	0.22	0.37
Net realized and unrealized gain (loss)	3.01		2.42	0.09	1.83	1.73	(10.12)
Total investment operations	3.14		2.69	0.28	1.99	1.95	(9.75)
Distributions
Net investment income	(0.14)		(0.28)	(0.19)	(0.17)	(0.22)	(0.38)
Net realized gains on investments	—		—	—	—	—	(0.09)
Return of capital	—		—	—	—	(0.05)	—
Total distributions	(0.14)		(0.28)	(0.19)	(0.17)	(0.27)	(0.47)
Net asset value
End of period/year	$21.55		$18.55	$16.14	$16.05	$14.23	$12.55
Total return	16.93	%(C)	16.75%	1.78%	14.10%	15.86%	(43.35)%
Net assets end of period/year (000’s)	$230,896		$207,103	$224,932	$267,417	$374,386	$413,628
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	1.00	%(D)	1.00%	1.00%	1.00%	1.00%	1.00	%(E)
Before (waiver/reimbursement)	1.07	%(D)	1.08%	1.06%	1.06%	1.07%	1.05%
Net investment income (loss) to average net assets	1.31	%(D)	1.56%	1.17%	1.12%	1.70%	2.01%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Stock Index
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009		December 31, 2008
Net asset value
Beginning of period/year	$11.08		$9.80		$9.77		$8.66		$7.01		$11.40
Investment operations (A)
Net investment income (loss) (B)	0.09		0.18		0.15		0.12		0.14		0.16
Net realized and unrealized gain (loss)	1.40		1.32		(0.01)		1.12		1.65		(4.39)
Total investment operations	1.49		1.50		0.14		1.24		1.79		(4.23)
Distributions
Net investment income	(0.07)		(0.22)		(0.11)		(0.13)		(0.14)		(0.16)
Return of capital	—		—		—		—		—	(C)	—
Total distributions	(0.07)		(0.22)		(0.11)		(0.13)		(0.14)		(0.16)
Net asset value
End of period/year	$12.50		$11.08		$9.80		$9.77		$8.66		$7.01
Total return	13.21	%(D)	15.36%		1.46%		14.44%		25.86%		(37.38)%
Net assets end of period/year (000’s)	$346,407		$325,263		$334,502		$355,513		$472,758		$394,903
Ratio and supplemental data (A)
Expenses to average net assets:
After (waiver/reimbursement)	0.65	%(E) (F)	0.65	%(F)	0.65	%(F)	0.65	%(F)	0.65	%(F)	0.65	%(F)
Before (waiver/reimbursement)	0.69	%(E)	0.72%		0.69%		0.68%		0.69%		0.68%
Net investment income (loss) to average net assets	1.43	%(E)	1.67%		1.48%		1.39%		1.75%		1.73%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Master Portfolio (“MP”).
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reimbursement or waiver of fees at the underlying MP level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Large Core
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$21.32		$18.49	$18.11	$16.44	$13.57	$21.75
Investment operations (A)
Net investment income (loss) (B)	0.11		0.23	0.16	0.16	0.15	0.15
Net realized and unrealized gain (loss)	3.37		2.85	0.38	1.67	2.90	(8.17)
Total investment operations	3.48		3.08	0.54	1.83	3.05	(8.02)
Distributions
Net investment income	(0.12)		(0.25)	(0.16)	(0.16)	(0.15)	(0.16)
Return of capital	—		—	—	—	(0.03)	—
Total distributions	(0.12)		(0.25)	(0.16)	(0.16)	(0.18)	(0.16)
Net asset value
End of period/year	$24.68		$21.32	$18.49	$18.11	$16.44	$13.57
Total return	16.33	%(C)	16.68%	2.98%	11.24%	22.69%	(37.03)%
Net assets end of period/year (000’s)	$68,190		$62,843	$72,507	$81,578	$106,827	$105,671
Ratio and supplemental data (A)
Expenses to average net assets:
After (waiver/reimbursement)	1.15	%(D)	1.15%	1.15%	1.15%	1.15%	1.15%
Before (waiver/reimbursement)	1.27	%(D)	1.28%	1.26%	1.24%	1.24%	1.24%
Net investment income (loss) to average net assets	0.99	%(D)	1.15%	0.85%	0.94%	1.04%	0.81%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Large Growth
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011	December 31, 2010		December 31, 2009		December 31, 2008
Net asset value
Beginning of period/year	$21.35		$18.71		$19.16	$16.53		$12.35		$20.90
Investment operations (A)
Net investment income (loss) (B)	—	(C)	0.03		(0.05)	—	(C)	0.05		0.06
Net realized and unrealized gain (loss)	2.35		2.63		(0.40)	2.64		4.21		(8.41)
Total investment operations	2.35		2.66		(0.45)	2.64		4.26		(8.35)
Distributions
Net investment income	(0.01)		(0.02)		—	(0.01)		(0.06)		(0.06)
Net realized gains on investments	—		—		—	—		—		(0.14)
Return of capital	—		—		—	—		(0.02)		—
Total distributions	(0.01)		(0.02)		—	(0.01)		(0.08)		(0.20)
Net asset value
End of period/year	$23.69		$21.35		$18.71	$19.16		$16.53		$12.35
Total return	11.02	%(D)	14.24%		(2.35)%	15.95%		34.64%		(40.21)%
Net assets end of period/year (000’s)	$214,003		$207,916		$240,512	$274,841		$345,726		$283,151
Ratio and supplemental data (A)
Expenses to average net assets:
After (waiver/reimbursement)	1.24	%(E)	1.25	%(F)	1.24%	1.24	%(F)	1.24	%(F)	1.22%
Before (waiver/reimbursement)	1.25	%(E)	1.25%		1.24%	1.25%		1.24%		1.22%
Net investment income (loss) to average net assets	0.02	%(E)	0.15%		(0.24)%	(0.02)%		0.39%		0.35%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Mid Value
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$14.46	$12.26	$12.67	$10.58	$8.09	$13.27
Investment operations (A)
Net investment income (loss) (B)	0.04	0.11	0.07	0.06	0.08	0.13
Net realized and unrealized gain (loss)	2.01	2.20	(0.42)	2.11	2.50	(5.15)
Total investment operations	2.05	2.31	(0.35)	2.17	2.58	(5.02)
Distributions
Net investment income	(0.05)	(0.11)	(0.06)	(0.08)	(0.08)	(0.13)
Net realized gains on investments	—	—	—	—	—	(0.03)
Return of capital	—	—	—	—	(0.01)	—	(C)
Total distributions	(0.05)	(0.11)	(0.06)	(0.08)	(0.09)	(0.16)
Net asset value
End of period/year	$16.46	$14.46	$12.26	$12.67	$10.58	$8.09
Total return	14.16	%(D)	18.88%	(2.68)%	20.55%	32.18%	(38.09)%
Net assets end of period/year (000’s)	$138,435	$127,161	$147,575	$197,926	$384,924	$300,450
Ratio and supplemental data (A)
Expenses to average net assets:
After (waiver/reimbursement)	1.25	%(E) (F)	1.25	%(F)	1.25%	1.25%	1.25	%(F)	1.25%
Before (waiver/reimbursement)	1.31	%(E)	1.32%	1.29%	1.27%	1.28%	1.27%
Net investment income (loss) to average net assets	0.49	%(E)	0.78%	0.52%	0.50%	0.89%	1.12%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Mid Growth
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009		December 31, 2008
Net asset value
Beginning of period/year	$10.47		$9.90		$10.70		$8.32		$6.66		$11.53
Investment operations (A)
Net investment income (loss) (B)	(0.03)		(0.05)		(0.10)		(0.08)		(0.06)		(0.06)
Net realized and unrealized gain (loss)	1.13		1.36		(0.70)		2.46		1.72		(4.75)
Total investment operations	1.10		1.31		(0.80)		2.38		1.66		(4.81)
Distributions
Net realized gains on investments	—		(0.74)		—		—		—		(0.06)
Return of capital	—		—		—		—		—		—	(C)
Total distributions	—-		(0.74)		—		—		—		(0.06)
Net asset value
End of period/year	$11.57		$10.47		$9.90		$10.70		$8.32		$6.66
Total return	10.51	%(D)	13.29%		(7.48)%		28.61%		24.92%		(41.87)%
Net assets end of period/year (000’s)	$56,370		$52,310		$68,655		$82,732		$92,707		$82,784
Ratio and supplemental data (A)
Expenses to average net assets:
After (waiver/reimbursement)	1.35	%(E) (F)	1.35	%(F)	1.35	%(F)	1.35	%(F)	1.35	%(F)	1.35	%(F)
Before (waiver/reimbursement)	1.41	%(E)	1.41%		1.38%		1.37%		1.38%		1.36%
Net investment income (loss) to average net assets	(0.61	)%(E)	(0.51)%		(0.93)%		(0.96)%		(0.83)%		(0.62)%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Small Value
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009		December 31, 2008
Net asset value
Beginning of period/year	$12.09		$10.54		$10.46		$8.58		$7.27		$10.14
Investment operations (A)
Net investment income (loss) (B)	—	(C)	0.09		—	(C)	0.01		0.04		0.12
Net realized and unrealized gain (loss)	1.65		1.52		0.08		1.90		1.33		(2.86)
Total investment operations	1.65		1.61		0.08		1.91		1.37		(2.74)
Distributions
Net investment income	(0.04)		(0.06)		—	(C)	(0.03)		(0.04)		(0.12)
Return of capital	—		—		—		—		(0.02)		(0.01)
Total distributions	(0.04)		(0.06)		—	(C)	(0.03)		(0.06)		(0.13)
Net asset value
End of period/year	$13.70		$12.09		$10.54		$10.46		$8.58		$7.27
Total return	13.64	%(D)	15.30%		0.78%		22.24%		19.11%		(27.17)%
Net assets end of period/year (000’s)	$30,246		$26,117		$31,392		$37,183		$46,534		$47,797
Ratio and supplemental data (A)
Expenses to average net assets:
After (waiver/reimbursement)	1.50	%(E)(F)	1.50	%(F)	1.50	%(F)	1.50	%(F)	1.50	%(F)	1.47	%(F)
Before (waiver/reimbursement)	1.59	%(E)	1.61%		1.57%		1.54%		1.54%		1.48%
Net investment income (loss) to average net assets	0.03	%(E)	0.80%		(0.01)%		0.15%		0.59%		1.30%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Small Core
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009		December 31, 2008
Net asset value
Beginning of period/year	$21.10		$18.54	$19.07	$14.77		$11.70		$18.55
Investment operations (A)
Net investment income (loss) (B)	0.01		0.08	(0.06)	(0.03)		0.01		0.06
Net realized and unrealized gain (loss)	2.90		2.58	(0.47)	4.33		3.12		(6.82)
Total investment operations	2.91		2.66	(0.53)	4.30		3.13		(6.76)
Distributions
Net investment income	(0.01)		(0.10)	—	—		(0.01)		(0.06)
Return of capital	—		—	—	—		(0.05)		(0.03)
Total distributions	(0.01)		(0.10)	—	—		(0.06)		(0.09)
Net asset value
End of period/year	$24.00		$21.10	$18.54	$19.07		$14.77		$11.70
Total return	13.77	%(C)	14.33%	(2.78)%	29.11%		26.84%		(36.48)%
Net assets end of period/year (000’s)	$79,939		$80,670	$89,650	$100,065		$107,020		$124,595
Ratio and supplemental data (A)
Expenses to average net assets:
After (waiver/reimbursement)	1.46	%(D)	1.47%	1.46%	1.46	%(E)	1.47	%(E)	1.44	%(E)
Before (waiver/reimbursement)	1.46	%(D)	1.47%	1.46%	1.46%		1.47%		1.44%
Net investment income (loss) to average net assets	0.10	%(D)	0.41%	(0.30)%	(0.19)%		0.06%		0.36%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Small Growth
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009		December 31, 2008
Net asset value
Beginning of period/year	$12.86		$12.78		$13.75		$11.01		$8.34		$13.52
Investment operations (A)
Net investment income (loss) (B)	(0.07)		(0.11)		(0.14)		(0.12)		(0.09)		(0.09)
Net realized and unrealized gain (loss)	2.12		0.19		(0.83)		2.86		2.76		(5.09)
Total investment operations	2.05		0.08		(0.97)		2.74		2.67		(5.18)
Net asset value
End of period/year	$14.91		$12.86		$12.78		$13.75		$11.01		$8.34
Total return	15.94	%(C)	0.63%		(7.05)%		24.89%		32.01%		(38.31)%
Net assets end of period/year (000’s)	$29,797		$25,251		$34,335		$42,293		$51,278		$47,581
Ratio and supplemental data (A)
Expenses to average net assets:
After (waiver/reimbursement)	1.55	%(D)(E)	1.55	%(E)	1.55	%(E)	1.55	%(E)	1.55	%(E)	1.53	%(E)
Before (waiver/reimbursement)	1.64	%(D)	1.69%		1.62%		1.62%		1.59%		1.55%
Net investment income (loss) to average net assets	(1.04	)%(D)	(0.82)%		(1.02)%		(1.06)%		(1.02)%		(0.81)%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	International Equity
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.53	$9.21	$10.77	$9.53	$7.64	$16.27
Investment operations (A)
Net investment income (loss) (B)	0.09	0.11	0.12	0.09	0.06	0.27
Net realized and unrealized gain (loss)	(0.07)	1.41	(1.62)	1.25	1.91	(8.22)
Total investment operations	0.02	1.52	(1.50)	1.34	1.97	(7.95)
Distributions
Net investment income	(0.09)	(0.20)	(0.06)	(0.10)	—	(0.31)
Net realized gains on investments	—	—	—	—	—	(0.37)
Return of capital	—	—	—	—	(0.08)	—	(C)
Total distributions	(0.09)	(0.20)	(0.06)	(0.10)	(0.08)	(0.68)
Net asset value
End of period/year	$10.46	$10.53	$9.21	$10.77	$9.53	$7.64
Total return	0.13	%(D)	16.65%	(14.01)%	14.25%	26.07%	(50.25)%
Net assets end of period/year (000’s)	$140,255	$142,538	$171,170	$224,580	$303,107	$322,408
Ratio and supplemental data (A)
Expenses to average net assets:
After (waiver/reimbursement)	1.40	%(E)	1.40%	1.40%	1.40%	1.40%	1.40%
Before (waiver/reimbursement)	1.47	%(E)	1.43%	1.41%	1.40%	1.41%	1.42%
Net investment income (loss) to average net assets	1.70	%(E)	1.12%	1.12%	0.91%	0.81%	2.22%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
Note:	Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Funds Group (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is composed of twenty-one different series that are separate investment funds. Sixteen of the series are doing business as Transamerica Partners Funds Group, which are diversified open-end management companies as defined by the 1940 Act, and are represented herein as follows: Transamerica Partners Money Market (“Money Market”), Transamerica Partners High Quality Bond (“High Quality Bond”), Transamerica Partners Inflation-Protected Securities (“Inflation-Protected Securities”), Transamerica Partners Core Bond (“Core Bond”), Transamerica Partners High Yield Bond (“High Yield Bond”), Transamerica Partners Balanced (“Balanced”), Transamerica Partners Large Value (“Large Value”), Transamerica Partners Stock Index (“Stock Index”), Transamerica Partners Large Core (“Large Core”), Transamerica Partners Large Growth (“Large Growth”), Transamerica Partners Mid Value (“Mid Value”), Transamerica Partners Mid Growth (“Mid Growth”), Transamerica Partners Small Value (“Small Value”), Transamerica Partners Small Core (“Small Core”), Transamerica Partners Small Growth (“Small Growth”), and Transamerica Partners International Equity (“International Equity”), (each, a “Fund” and collectively, the “Funds”). Each Fund, with the exception of Stock Index, invests all of its investable assets in a corresponding series of Transamerica Partners Portfolios (the “Series Portfolio”). Stock Index invests all of its investable assets in the S&P 500 Stock Master Portfolio (the “Master Portfolio” or “MP”).

The financial statements of the Series Portfolio and the MP, including the Schedules of Investments, accompany this report and should be read in conjunction with the Funds’ financial statements. Additionally, since the Funds invest solely in the Series Portfolio and the MP, the portfolio turnover is noted on the financial highlights of the Series Portfolio and the MP.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Funds. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Fund and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation and review, of materials for meetings of the Funds’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Funds, such as the custodian, the transfer agent, the administrator, the distributor, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Funds by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Funds and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Fund. TFS’s supervisory and administrative services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Fund by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Fund from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and its dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Fund. State Street performs back office services to support TFS, including furnishing financial and performance information about the Funds for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Funds, as numerated within the Statement of Operations.

This report should be read in conjunction with the Funds’ current prospectus, which contains additional information about the Funds, including investment objectives and strategies.

Transamerica Partners Funds Group	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Investment valuations: The value of each Fund’s investments in the corresponding Series Portfolio or MP, as noted in the Statements of Assets and Liabilities, reflects that Fund’s proportional interest in the net assets of the corresponding series of the Series Portfolio or the MP.

The valuation policy for the underlying securities held by the Series Portfolio is discussed in the Series Portfolio’s Notes to Financial Statements, which accompany this report.

The valuation policy for the underlying securities held by the MP is discussed in the MP’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: Each Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the corresponding series of the Series Portfolio or the MP. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Series Portfolio or the MP are allocated pro rata among the investors and recorded by the Funds on a daily basis.

Operating expenses: The Trust accounts separately for the assets, liabilities, and operations of each of the Funds. Expenses attributable to a Fund are charged to that Fund.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Trust are also officers and/or directors of TAM, TFS, and TCI. No interested trustee receives compensation from the Trust. Similarly, none of the Trust’s officers receive compensation from the Funds. The independent trustees of the Trust are also trustees of the affiliated investment companies, for which they receive fees.

Transamerica Partners Funds Group	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The following schedule reflects each Fund’s percentage of interest in the Series Portfolio or MP, including any open receivable or payable, at June 30, 2013.

Fund Name	% of Interest in Series Portfolio or MP
Money Market	44.17%
High Quality Bond	18.43
Inflation-Protected Securities	30.35
Core Bond	22.02
High Yield Bond	14.65
Balanced	39.65
Large Value	27.02
Stock Index	7.45
Large Core	25.34
Large Growth	25.64
Mid Value	15.78
Mid Growth	32.71
Small Value	40.08
Small Core	26.36
Small Growth	45.61
International Equity	24.31

The following schedule reflects the percentage of each Fund’s assets owned by affiliated investment companies at June 30, 2013:

Money Market	Market Value	% of Net Assets
Transamerica Asset Allocation - Short Horizon	$240,026	0.06%
Transamerica Asset Allocation - Short/Intermediate Horizon	260,511	0.06
Transamerica Asset Allocation - Intermediate Horizon	456,065	0.11
Transamerica Asset Allocation - Intermediate/Long Horizon	277,627	0.07
Transamerica Asset Allocation - Long Horizon	286,383	0.07
Total	$1,520,612	0.37%
High Quality Bond	Market Value	% of Net Assets
Transamerica Asset Allocation - Short Horizon	$14,535,452	18.77%
Transamerica Asset Allocation - Short/Intermediate Horizon	12,390,142	16.00
Transamerica Asset Allocation - Intermediate Horizon	17,510,279	22.62
Transamerica Asset Allocation - Intermediate/Long Horizon	2,617,031	3.38
Transamerica Asset Allocation - Long Horizon	439,137	0.57
Total	$47,492,041	61.34%

Inflation-Protected Securities	Market Value	% of Net Assets
Transamerica Asset Allocation - Short Horizon	$13,719,225	14.69%
Transamerica Asset Allocation - Short/Intermediate Horizon	11,914,517	12.76
Transamerica Asset Allocation - Intermediate Horizon	25,508,690	27.31
Transamerica Asset Allocation - Intermediate/Long Horizon	11,545,088	12.36
Transamerica Asset Allocation - Long Horizon	2,847,758	3.05
Total	$65,535,278	70.17%
Core Bond	Market Value	% of Net Assets
Transamerica Asset Allocation - Short Horizon	$39,983,942	13.17%
Transamerica Asset Allocation - Short/Intermediate Horizon	30,124,182	9.92
Transamerica Asset Allocation - Intermediate Horizon	50,385,269	16.60
Transamerica Asset Allocation - Intermediate/Long Horizon	19,564,974	6.45
Transamerica Asset Allocation - Long Horizon	3,625,375	1.20
Total	$143,683,742	47.34%

Transamerica Partners Funds Group	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

High Yield Bond	Market Value	% of Net Assets
Transamerica Asset Allocation - Short Horizon	$9,369,415	7.85%
Transamerica Asset Allocation - Short/Intermediate Horizon	7,813,760	6.55
Transamerica Asset Allocation - Intermediate Horizon	13,758,411	11.53
Transamerica Asset Allocation -Intermediate/Long Horizon	5,445,029	4.56
Transamerica Asset Allocation - Long Horizon	1,773,665	1.49
Total	$38,160,280	31.98%
Large Value	Market Value	% of Net Assets
Transamerica Asset Allocation - Short Horizon	$2,958,610	1.28%
Transamerica Asset Allocation - Short/Intermediate Horizon	8,684,994	3.76
Transamerica Asset Allocation - Intermediate Horizon	33,214,738	14.39
Transamerica Asset Allocation - Intermediate/Long Horizon	25,709,745	11.13
Transamerica Asset Allocation - Long Horizon	21,226,787	9.19
Total	$91,794,874	39.75%
Large Growth	Market Value	% of Net Assets
Transamerica Asset Allocation - Short Horizon	$2,875,716	1.34%
Transamerica Asset Allocation - Short/Intermediate Horizon	8,657,522	4.05
Transamerica Asset Allocation - Intermediate Horizon	32,144,148	15.02
Transamerica Asset Allocation - Intermediate/Long Horizon	25,225,353	11.79
Transamerica Asset Allocation - Long Horizon	20,913,415	9.77
Total	$89,816,154	41.97%
Mid Value	Market Value	% of Net Assets
Transamerica Asset Allocation - Short/Intermediate Horizon	$1,975,256	1.43%
Transamerica Asset Allocation - Intermediate Horizon	7,673,857	5.54
Transamerica Asset Allocation - Intermediate/Long Horizon	6,795,375	4.91
Transamerica Asset Allocation - Long Horizon	6,441,743	4.65
Total	$22,886,231	16.53%

Mid Growth	Market Value	% of Net Assets
Transamerica Asset Allocation - Short/Intermediate Horizon	$1,985,724	3.52%
Transamerica Asset Allocation - Intermediate Horizon	7,147,816	12.68
Transamerica Asset Allocation - Intermediate/Long Horizon	6,739,676	11.96
Transamerica Asset Allocation - Long Horizon	5,913,861	10.49
Total	$21,787,077	38.65%
Small Value	Market Value	% of Net Assets
Transamerica Asset Allocation - Intermediate Horizon	$7,704,369	25.47%
Transamerica Asset Allocation - Intermediate/Long Horizon	6,878,281	22.74
Transamerica Asset Allocation - Long Horizon	6,349,969	21.00
Total	$20,932,619	69.21%
Small Core	Market Value	% of Net Assets
Transamerica Asset Allocation - Short Horizon	$1,969,810	2.47%
Transamerica Asset Allocation - Short/Intermediate Horizon	2,095,854	2.62
Total	$4,065,664	5.09%
Small Growth	Market Value	% of Net Assets
Transamerica Asset Allocation - Intermediate Horizon	$6,691,512	22.46%
Transamerica Asset Allocation - Intermediate/Long Horizon	6,072,807	20.38
Transamerica Asset Allocation - Long Horizon	5,616,165	18.85
Total	$18,380,484	61.69%
International Equity	Market Value	% of Net Assets
Transamerica Asset Allocation - Short Horizon	$1,835,126	1.31%
Transamerica Asset Allocation - Short/Intermediate Horizon	6,428,620	4.58
Transamerica Asset Allocation - Intermediate Horizon	25,841,058	18.42
Transamerica Asset Allocation - Intermediate/Long Horizon	21,942,097	15.65
Transamerica Asset Allocation - Long Horizon	19,528,637	13.92
Total	$75,575,538	53.88%

Investment advisory fees: Pursuant to the Investment Advisory Agreement, and subject to further policies as the Board of Trustees may determine, TAM provides general investment advice to each Fund. As compensation for the services performed by TAM, each Fund pays TAM a fee, accrued daily and payable monthly, at an annual rate set forth in the Series Portfolio’s Notes to Financial Statements, which accompany this report. However, if a Fund invests all, or substantially all, of its assets in a single registered

Transamerica Partners Funds Group	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

investment company, the annual fee shall be reduced by the aggregate management fees allocated to that Fund for that Fund’s then-current fiscal year from such other registered investment company. Currently, each Fund, other than Stock Index, invests all of its assets in the Series Portfolio, and the fees payable to TAM under the Investment Advisory Agreement are reduced completely by the aggregate management fees allocated to the Funds by the Series Portfolio. TAM received a fee from Stock Index at an annual rate of 0.40% of the Fund’s average daily net assets, which includes both advisory and administrative services. This amount is reduced by the advisory fee charged by the MP of 0.05%. For all Funds, excluding Stock Index, the investment advisory fees are included in the Statements of Operations, which are located within Net investment income (loss) allocated from the Series Portfolio, in Expenses (net of reimbursement). For Stock Index, the investment advisory fees are included in the Statements of Operations, which is located within Administration/Advisory fees.

TAM has contractually agreed to reimburse the expenses of each Fund through May 1, 2017 in order to limit expenses to a rate equal to the percentage specified in the following table, which lists each Fund’s annual limit based on average daily net assets (“ANA”), including the expenses of the Series Portfolio or MP, and excluding interest expense, brokerage commissions, and certain extraordinary expenses.

Fund Name	Expense Cap
Money Market	0.80%
High Quality Bond	1.00
Inflation-Protected Securities	1.00
Core Bond	1.00
High Yield Bond	1.10
Balanced	1.10
Large Value	1.00
Stock Index	0.65
Large Core	1.15
Large Growth	1.25
Mid Value	1.25
Mid Growth	1.35
Small Value	1.50
Small Core	1.50
Small Growth	1.55
International Equity	1.40

The expenses reimbursed are included in the Statements of Operations. Such fee waivers are not subject to recoupment by TAM in future years.

In order to avoid a negative yield, TAM or any of its affiliates may waive fees or reimburse the expenses of Money Market. Any such waiver or expense reimbursement is voluntary. It can be discontinued at any time, and is subject in certain circumstances to recapture by TAM or its affiliates during the fiscal year in which it was waived. Such fee waivers are not subject to recoupment by TAM in future years.

There were no amounts recaptured during the period June 30, 2013. There is no guarantee that Money Market will be able to avoid a negative yield. Waived expenses related to the maintenance of the yield are included in the Statements of Operations within Expenses reimbursed/waived. The amounts waived for the period ended June 30, 2013 and year ended December 31, 2012 were as follows:

Fund Name	2013 Amount Waived ($)	2013 Amount Waived (Basis Points)	2012 Amount Waived ($)	2012 Amount Waived (Basis Points)
Money Market	$1,165,908	59	$2,306,737	62

Administrative services and transfer agent fees: The Trust has entered into an Administrative Services Agreement and a Transfer Agency Agreement with TFS. For providing these services TFS receives a fee from the Funds (except Stock Index) at the annual rate of 0.30% of each Fund’s average daily net assets. The administrative fees and transfer agent fees are included in the Statements of Operations, located within Administration/Advisory fees.

Distribution and service fees: The Trust has entered into a Principal Underwriting Agreement with TCI. Pursuant to Rule 12b-1 of the 1940 Act, TCI may receive a fee from each Fund at an annual rate of 0.25% of each Fund’s daily net assets in connection with the sale

Transamerica Partners Funds Group	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

of shares in the Funds, as well as provide ongoing services to shareholders and to pay other marketing and advertising expenses. The distribution and service fees are included in the Statements of Operations within Distribution fees.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 3. FEDERAL INCOME TAX MATTERS

The Funds have not made any provisions for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax positions taken or expected to be taken for all open tax years 2009-2012, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. federal, the state of Florida, the state of New York, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 4. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Partners Funds Group	Semi-Annual Report 2013

TRANSAMERICA PARTNERS MID GROWTH

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

At a meeting of the Boards of Trustees of Transamerica Partners Funds Group and Transamerica Partners Portfolios (the “Board” or “Board Members”) held on April 11, 2013, the Board considered the termination of Columbus Circle Investors (“Columbus Circle”) as sub-adviser to Transamerica Partners Mid Growth Portfolio (the “Portfolio”), a series of Transamerica Partners Portfolios in which Transamerica Partners Mid Growth invests all of its investable assets, and the approval of a new investment sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and Quantum Capital Management (“Quantum”) for the Portfolio.

Following their review and consideration, the Board Members determined that the terms of the proposed sub-advisory agreement between TAM and Quantum with respect to the Portfolio (the “Quantum Sub-Advisory Agreement”) are reasonable and that the termination of Columbus Circle as sub-adviser to the Transamerica Partners Mid Growth Portfolio and approval of the Quantum Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the Quantum Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with Columbus Circle.

To assist the Board Members in their consideration of the Quantum Sub-Advisory Agreement, the Board Members received in advance of the Meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.

Among other matters, the Board considered:

•	that TAM advised the Board that the appointment of Quantum is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services;

•	that Quantum is a boutique asset management firm and that Quantum has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on an assessment of the services;

•	the proposed responsibilities of Quantum for the Portfolio and the services expected to be provided by it;

•	the fact that the sub-advisory fee payable to Quantum would be paid by TAM and not the Portfolio;

•	that the advisory fee rate paid by the Portfolio to TAM would not increase, and that the sub-advisory fee to be paid by TAM to Quantum is reasonable in light of the services to be provided; and

•	that TAM recommended to the Board that Quantum be appointed as sub-adviser to the Portfolio based on its desire to engage an investment sub-adviser with a proven track record.

A discussion followed that included additional consideration of these and other matters.

In their deliberations, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by Quantum under the Quantum Sub-Advisory Agreement, the Board considered, among other things, information and assurances provided by TAM and Quantum as to the operations, facilities, organization and personnel of Quantum, the anticipated ability of Quantum to perform its duties under the Quantum Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board considered the proposed changes to the Portfolio’s investment objective and principal investment strategies. The Board considered that TAM has advised the Board that the appointment of Quantum is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services. The Board considered that Quantum is an experienced and respected asset management firm and that TAM believes that Quantum has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on the assessment of the services.

Based on their review of the materials provided and the assurances they had received from TAM, the Board determined that Quantum can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that Quantum’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Portfolio.

Transamerica Partners Funds Group	Semi-Annual Report 2013

TRANSAMERICA PARTNERS MID GROWTH

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)

Investment Performance. The Board considered Quantum’s performance, investment management experience, capabilities and resources. The Board reviewed the performance of the Portfolio as compared to the composite performance of the strategy to be followed by Quantum, which compared favorably to that of the Portfolio, its benchmark and its peer group for the 1-, 3- and 5-year periods (annualized) ended December 31, 2012. The Board Members further noted that TAM believes that the appointment of Quantum could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the Quantum Sub-Advisory Agreement would actually have on the future performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by Quantum, the Board concluded that Quantum is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.

Sub-Advisory Fee, Cost of Services Provided and Profitability. The Board considered the proposed sub-advisory fee rate under the Quantum Sub-Advisory Agreement, including a reduction in advisory fee rate paid to the sub-advisor from implementation of the Quantum Sub-Advisory Agreement. The Board noted that the advisory fee rate payable by the Portfolio would remain the same and any breakpoints reached by the sub-adviser would not be realized by the Portfolio and its shareholders. The Board also noted that the Portfolio does not pay the sub-advisory fee. On the basis of these considerations, together with the other information it considered, the Board determined that the sub-advisory fee to be received by Quantum under the Quantum Sub-Advisory Agreement is reasonable in light of the services to be provided.

With respect to Quantum’s costs and profitability in providing services to the Portfolio, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Quantum. As a result, the Board did not consider Quantum’s anticipated profitability as material to its decision to approve the Quantum Sub-Advisory Agreement.

Economies of Scale. The Board considered the sub-advisory fee schedule and the existence of breakpoints. The Board considered that TAM also believes that the appointment of Quantum as sub-adviser has the potential to attract additional assets because of Quantum’s asset management capabilities. The Board Members concluded that they would have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, and fees payable by TAM to Quantum, in the future.

Fall-Out Benefits. The Board considered any other benefits to be derived by Quantum from its relationship with the Portfolio. The Board noted that TAM would not realize soft dollar benefits from its relationship with Quantum, and that Quantum may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the Quantum Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the Quantum Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2013

TRANSAMERICA PARTNERS SMALL CORE

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

At a meeting of the Boards of Trustees of Transamerica Partners Funds Group and Transamerica Partners Portfolios (the “Board” or “Board Members”) held on April 11, 2013, the Board considered the termination of Fort Washington Investment Advisers, Inc. (“Fort Washington”), Wellington Management Company, LLP (“Wellington”) and Invesco Advisers, Inc. (“Invesco”) as sub-advisers to Transamerica Partners Small Core Portfolio (the “Portfolio”), a series of Transamerica Partners Portfolios in which Transamerica Partners Small Core invests all of its investable assets, and the approval of a new investment sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and Systematic Financial Management, LP (“Systematic”) for the Portfolio.

Following their review and consideration, the Board Members determined that the terms of the proposed sub-advisory agreement between TAM and Systematic with respect to the Portfolio (the “Systematic Sub-Advisory Agreement”) are reasonable and that the termination of Fort Washington, Wellington and Invesco as sub-advisers to the Transamerica Partners Small Core Portfolio and approval of the Systematic Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the Systematic Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreements with Fort Washington, Wellington and Invesco.

To assist the Board Members in their consideration of the Systematic Sub-Advisory Agreement, the Board Members received in advance of the Meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.

Among other matters, the Board considered:

•	that TAM advised the Board that the appointment of Systematic is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services;

•	that Systematic is an experienced and respected asset management firm and that Systematic has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on an assessment of the services that Systematic provides to other Transamerica funds;

•	the proposed responsibilities of Systematic for the Portfolio and the services expected to be provided by it;

•	the fact that the sub-advisory fee payable to Systematic would be paid by TAM and not the Portfolio;

•	that the advisory fee rate paid by the Portfolio to TAM would not increase, and that the sub-advisory fee to be paid by TAM to Systematic is reasonable in light of the services to be provided; and

•	that TAM recommended to the Board that Systematic be appointed as sub-adviser to the Portfolio based on its desire to engage an investment sub-adviser with a proven track record.

A discussion followed that included additional consideration of these and other matters.

In their deliberations, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by Systematic under the Systematic Sub-Advisory Agreement, the Board considered, among other things, information and assurances provided by TAM and Systematic as to the operations, facilities, organization and personnel of Systematic, the anticipated ability of Systematic to perform its duties under the Systematic Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board considered the proposed changes to the Portfolio’s investment objective and principal investment strategies. The Board considered that TAM has advised the Board that the appointment of Systematic is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services. The Board considered that Systematic is an experienced and respected asset management firm and that TAM believes that Systematic has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on the assessment of the services that Systematic provides to other Transamerica funds.

Transamerica Partners Funds Group	Semi-Annual Report 2013

TRANSAMERICA PARTNERS SMALL CORE

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)

Based on their review of the materials provided and the assurances they had received from TAM, the Board determined that Systematic can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that Systematic’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Portfolio.

Investment Performance. The Board considered Systematic’s performance, investment management experience, capabilities and resources, including with respect to the other Transamerica fund that it sub-advises. The Board reviewed the performance of the Portfolio as compared to the composite performance of the strategy to be followed by Systematic, which compared favorably to that of the Portfolio and its peer group for the 1-, 3- and 5- year periods (annualized) ended December 31, 2012. The Board Members further noted that TAM believes that the appointment of Systematic could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the Systematic Sub-Advisory Agreement would actually have on the future performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by Systematic, the Board concluded that Systematic is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.

Sub-Advisory Fee, Cost of Services Provided and Profitability. The Board considered the proposed sub-advisory fee rate under the Systematic Sub-Advisory Agreement, including the change in the amount of the Portfolio’s advisory fee retained by TAM following payment of the sub-advisory fee that would result at certain asset levels from implementation of the Systematic Sub-Advisory Agreement. The Board noted that the advisory fee rate payable by the Portfolio would also be reduced at certain asset levels in connection with the sub-adviser change, which would benefit the Portfolio and its shareholders. The Board also noted that the Portfolio does not pay the sub-advisory fee. On the basis of these considerations, together with the other information it considered, the Board determined that the sub-advisory fee to be received by Systematic under the Systematic Sub-Advisory Agreement is reasonable in light of the services to be provided.

With respect to Systematic’s costs and profitability in providing services to the Portfolio, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Systematic. As a result, the Board did not consider Systematic’s anticipated profitability as material to its decision to approve the Systematic Sub-Advisory Agreement.

Economies of Scale. The Board considered the sub-advisory fee schedule and the existence of breakpoints, noting that an additional breakpoint would be added to the Portfolio’s advisory fee schedule in connection with the sub-adviser change. The Board also considered that the sub-advisory fees would be based on the aggregate assets of the Portfolio and another fund sub-advised by Systematic. The Board considered that TAM also believes that the appointment of Systematic as sub-adviser has the potential to attract additional assets because of Systematic’s asset management capabilities. The Board Members concluded that they would have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees payable by TAM to Systematic, in the future.

Fall-Out Benefits. The Board considered any other benefits to be derived by Systematic from its relationship with the Portfolio. The Board noted that TAM would not realize soft dollar benefits from its relationship with Systematic, and that Systematic may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the Systematic Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the Systematic Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 1,539,906,904.629	$ 195,123,117.446	—	—
Alan F. Warrick	$ 1,539,734,599.719	$ 195,295,422.355	—	—
Sandra N. Bane	$ 1,540,569,530.685	$ 194,460,491.389	—	—
Leo J. Hill	$ 1,540,456,280.772	$ 194,573,741.303	—	—
David W. Jennings	$ 1,540,299,363.217	$ 194,730,658.857	—	—
Russell A. Kimball, Jr.	$ 1,540,089,748.852	$ 194,940,273.222	—	—
Eugene M. Mannella	$ 1,540,239,310.769	$ 194,790,711.305	—	—
Norman R. Nielsen	$ 1,540,023,553.181	$ 195,006,468.893	—	—
Joyce G. Norden	$ 1,540,304,768.139	$ 194,725,253.936	—	—
Patricia L. Sawyer	$ 1,540,686,139.351	$ 194,343,882.723	—	—
John W. Waechter	$ 1,540,714,667.509	$ 194,315,354.565	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II and Proposal III were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 1,497,977,703.256	$ 27,115,126.564	$ 209,662,368.843	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 1,496,442,884.411	$ 28,328,379.961	$ 209,983,934.292	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 1,497,409,834.191	$ 27,089,471.457	$ 210,255,893.016	—

Proposal III: To approve a new sub-advisory agreement with a new sub-adviser:

For	Against	Abstentions	Broker Non-Votes
$ 161,440,311.926	$ 1,868,493.815	$ 29,839,734.722	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners Money Market

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II and Proposal III were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II. A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 162,483,006.352	$ 1,430,939.392	$ 29,234,594.720	—

Proposal II. B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 162,187,228.054	$ 1,450,915.270	$ 29,510,397.139	—

Proposal II. C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 162,024,586.572	$ 1,448,891.793	$ 29,675,062.098	—

Proposal III: To approve a new sub-advisory agreement with a new sub-adviser

For	Against	Abstentions	Broker Non-Votes
$ 161,440,311.926	$ 1,868,493.815	$ 29,839,734.722	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners High Quality Bond

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 43,183,219.236	$ 435,977.091	$ 12,027,484.282	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 43,189,570.961	$ 429,625.366	$ 12,027,484.282	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 43,180,390.071	$ 379,264.054	$ 12,087,026.485	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners Inflation-Protected Securities

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 71,413,909.694	$ 231,097.857	$ 11,075,645.671	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 71,356,163.419	$ 373,561.827	$ 10,990,927.976	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 71,461,551.743	$ 231,097.857	$ 11,028,003.622	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners Core Bond

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 185,851,715.332	$ 127,715.181	$ 32,073,196.519	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 185,858,543.782	$ 95,641.577	$ 32,098,441.673	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 185,826,927.487	$ 246,316.910	$ 31,979,382.635	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners High Yield Bond

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 69,977,540.485	$ 311,222.403	$ 12,192,384.842	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 70,014,719.902	$ 274,544.412	$ 12,191,883.416	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 70,006,721.019	$ 259,193.970	$ 12,215,232.740	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners Balanced

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 24,991,333.677	$ 183,994.431	$ 4,502,454.401	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 24,966,127.120	$ 207,119.334	$ 4,504,536.055	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 24,983,333.149	$ 183,994.431	$ 4,510,454.929	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners Large Value

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II. A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 130,960,424.937	$ 374,497.572	$ 20,939,809.234	—

Proposal II. B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 130,744,467.050	$ 553,016.782	$ 20,977,247.912	—

Proposal II. C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 130,980,055.013	$ 328,117.264	$ 20,966,559.467	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners Stock Index

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 168,397,204.213	$ 405,824.961	$ 17,374,901.073	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 168,349,316.523	$ 423,131.916	$ 17,405,481.809	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 168,417,936.801	$ 379,972.976	$ 17,380,020.471	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners Large Core

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 32,138,314.267	$ 208,530.935	$ 4,992,781.293	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 32,060,021.932	$ 277,086.445	$ 5,002,518.118	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 32,110,368.345	$ 242,668.521	$ 4,986,589.629	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners Large Growth

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II. A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 135,519,333.895	$ 404,235.748	$ 21,046,256.256	—

Proposal II. B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 135,273,679.752	$ 668,248.212	$ 21,027,897.935	—

Proposal II. C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 135,461,851.586	$ 447,901.488	$ 21,060,072.825	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners Mid Value

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II. A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 78,232,140.990	$ 8,046.222	$ 8,453,801.822	—

Proposal II. B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 78,122,344.261	$ 117,842.951	$ 8,453,801.822	—

Proposal II. C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 78,091,026.085	$ 13,296.781	$ 8,589,666.168	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners Mid Growth

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II. A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 31,354,508.625	$ 211,240.559	$ 2,439,979.566	—

Proposal II. B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 31,248,280.011	$ 317,469.173	$ 2,439,979.566	—

Proposal II. C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 31,354,508.625	$ 211,240.559	$ 2,439,979.566	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners Small Value

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 20,481,457.372	$ 94,958.878	$ 1,213,989.053	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 20,472,219.113	$ 95,830.309	$ 1,222,355.881	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 20,481,457.372	$ 94,958.878	$ 1,213,989.053	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners Small Core

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 41,608,760.302	$ 508,165.855	$ 5,562,578.595	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 41,511,964.426	$ 605,072.748	$ 5,562,467.578	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 41,611,967.390	$ 532,034.148	$ 5,535,503.215	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners Small Growth

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 20,168,777.116	$ 16.580	$ 1,197,608.605	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 19,943,254.301	$ 227,009.809	$ 1,196,138.191	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 20,168,777.116	$ 1,486.994	$ 1,196,138.191	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Partners International Equity

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 94,657,898.911	$ 279,328.933	$ 15,873,287.644	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 94,620,121.088	$ 317,106.756	$ 15,873,287.644	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 94,723,513.101	$ 193,877.759	$ 15,893,124.628	—

Transamerica Partners Funds Group	Semi-Annual Report 2013

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

As a shareholder in a mutual fund invested in underlying mutual funds of Transamerica Partners Funds Group, you will bear the ongoing costs of managing the corresponding mutual funds in which your fund invests (such as the distribution fees, administration fees, and other expenses). You will also bear the cost of operating the mutual fund (such as the advisory fee). The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2013 and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Asset Allocation - Short Horizon	$1,000.00	$987.00	$0.49	$1,024.03	$0.50	0.10%
Transamerica Asset Allocation - Short/Intermediate Horizon	1,000.00	1,013.60	0.49	1,024.03	0.50	0.10
Transamerica Asset Allocation - Intermediate Horizon	1,000.00	1,039.10	0.50	1,024.03	0.50	0.10
Transamerica Asset Allocation - Intermediate/Long Horizon	1,000.00	1,064.00	0.51	1,024.03	0.50	0.10
Transamerica Asset Allocation - Long Horizon	1,000.00	1,089.60	0.51	1,024.03	0.50	0.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the funds invest.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

Schedules of Investments Composition

At June 30, 2013

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Asset Allocation - Short Horizon	% of Net Assets
Fixed Income	88.7%
Domestic Equity	8.9
International Equity	2.1
Money Market	0.3
Other Assets and Liabilities - Net	(0.0	)(A)
Total	100.0%

Transamerica Asset Allocation - Short/Intermediate Horizon	% of Net Assets
Fixed Income	67.4%
Domestic Equity	25.3
International Equity	7.0
Money Market	0.3
Other Assets and Liabilities - Net	(0.0	)(A)
Total	100.0%

Transamerica Asset Allocation - Intermediate Horizon	% of Net Assets
Fixed Income	47.0%
Domestic Equity	41.5
International Equity	11.3
Money Market	0.2
Other Assets and Liabilities - Net	(0.0	)(A)
Total	100.0%

Transamerica Asset Allocation - Intermediate/Long Horizon	% of Net Assets
Domestic Equity	55.8%
Fixed Income	28.2
International Equity	15.8
Money Market	0.2
Other Assets and Liabilities - Net	(0.0	)(A)
Total	100.0%

Transamerica Asset Allocation - Long Horizon	% of Net Assets
Domestic Equity	70.0%
International Equity	20.6
Fixed Income	9.1
Money Market	0.3
Other Assets and Liabilities - Net	(0.0	)(A)
Total	100.0%

(A)	Amount rounds to less than 0.1%

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

Transamerica Asset Allocation - Short Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 8.9%
Transamerica Partners Large Growth (A)	121,389	$ 2,875,716
Transamerica Partners Large Value (A)	137,290	2,958,610
Transamerica Partners Small Core (A)	82,110	1,969,810
Fixed Income - 88.7%
Transamerica Partners Core Bond (A)	3,082,802	39,983,942
Transamerica Partners High Quality Bond (A)	1,266,154	14,535,452
Transamerica Partners High Yield Bond (A)	1,069,568	9,369,415
Transamerica Partners Inflation-Protected Securities (A)	1,207,678	13,719,225
International Equity - 2.1%
Transamerica Partners International Equity (A)	175,442	1,835,126
Money Market - 0.3%
Transamerica Partners Money Market (A) (B)	22,625	240,026

Total Investment Companies (cost $84,846,060)		87,487,322

Total Investment Securities (cost $84,846,060) (C)		87,487,322
Other Assets and Liabilities - Net		(6,648)

Net Assets		$ 87,480,674

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $84,846,060. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,394,084 and $752,822, respectively. Net unrealized appreciation for tax purposes is $2,641,262.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$87,487,322	$—	$—	$87,487,322
Total Investment Securities	$87,487,322	$—	$—	$87,487,322

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

Transamerica Asset Allocation - Short/Intermediate Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 25.3%
Transamerica Partners Large Growth (A)	365,450	$ 8,657,522
Transamerica Partners Large Value (A)	403,016	8,684,994
Transamerica Partners Mid Growth (A) (B)	171,627	1,985,724
Transamerica Partners Mid Value (A)	120,003	1,975,256
Transamerica Partners Small Core (A)	87,364	2,095,854
Fixed Income - 67.4%
Transamerica Partners Core Bond (A)	2,322,605	30,124,182
Transamerica Partners High Quality Bond (A)	1,079,281	12,390,142
Transamerica Partners High Yield Bond (A)	891,982	7,813,760
Transamerica Partners Inflation-Protected Securities (A)	1,048,813	11,914,517
International Equity - 7.0%
Transamerica Partners International Equity (A)	614,591	6,428,620
Money Market - 0.3%
Transamerica Partners Money Market (A) (B)	24,556	260,511

Total Investment Companies (cost $87,381,610)		92,331,082

Total Investment Securities (cost $87,381,610) (C)		92,331,082
Other Assets and Liabilities - Net		(6,922)

Net Assets		$ 92,324,160

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $87,381,610. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $6,067,137 and $1,117,665, respectively. Net unrealized appreciation for tax purposes is $4,949,472.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$92,331,082	$—	$—	$92,331,082
Total Investment Securities	$92,331,082	$—	$—	$92,331,082

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

Transamerica Asset Allocation - Intermediate Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 41.5%
Transamerica Partners Large Growth (A)	1,356,866	$ 32,144,148
Transamerica Partners Large Value (A)	1,541,287	33,214,738
Transamerica Partners Mid Growth (A) (B)	617,789	7,147,816
Transamerica Partners Mid Value (A)	466,212	7,673,857
Transamerica Partners Small Growth (A) (B)	448,794	6,691,512
Transamerica Partners Small Value (A)	562,363	7,704,369
Fixed Income - 47.0%
Transamerica Partners Core Bond (A)	3,884,755	50,385,269
Transamerica Partners High Quality Bond (A)	1,525,286	17,510,279
Transamerica Partners High Yield Bond (A)	1,570,595	13,758,411
Transamerica Partners Inflation-Protected Securities (A)	2,245,483	25,508,690
International Equity - 11.3%
Transamerica Partners International Equity (A)	2,470,464	25,841,058
Money Market - 0.2%
Transamerica Partners Money Market (A) (B)	42,989	456,065

Total Investment Companies (cost $201,021,408)		228,036,212

Total Investment Securities (cost $201,021,408) (C)		228,036,212
Other Assets and Liabilities - Net		(17,360)

Net Assets		$ 228,018,852

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $201,021,408. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $27,887,757 and $872,953, respectively. Net unrealized appreciation for tax purposes is $27,014,804.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$228,036,212	$—	$—	$228,036,212
Total Investment Securities	$228,036,212	$—	$—	$228,036,212

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

Transamerica Asset Allocation - Intermediate/Long Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 55.8%
Transamerica Partners Large Growth (A)	1,064,810	$ 25,225,353
Transamerica Partners Large Value (A)	1,193,028	25,709,745
Transamerica Partners Mid Growth (A) (B)	582,513	6,739,676
Transamerica Partners Mid Value (A)	412,842	6,795,375
Transamerica Partners Small Growth (A) (B)	407,298	6,072,807
Transamerica Partners Small Value (A)	502,064	6,878,281
Fixed Income - 28.2%
Transamerica Partners Core Bond (A)	1,508,479	19,564,974
Transamerica Partners High Quality Bond (A)	227,964	2,617,031
Transamerica Partners High Yield Bond (A)	621,579	5,445,029
Transamerica Partners Inflation-Protected Securities (A)	1,016,293	11,545,088
International Equity - 15.8%
Transamerica Partners International Equity (A)	2,097,715	21,942,097
Money Market - 0.2%
Transamerica Partners Money Market (A) (B)	26,170	277,627

Total Investment Companies (cost $117,605,711)		138,813,083

Total Investment Securities (cost $117,605,711) (C)		138,813,083
Other Assets and Liabilities - Net		(10,738)

Net Assets		$ 138,802,345

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $117,605,711. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $21,778,814 and $571,442, respectively. Net unrealized appreciation for tax purposes is $21,207,372.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$138,813,083	$—	$—	$138,813,083
Total Investment Securities	$138,813,083	$—	$—	$138,813,083

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

Transamerica Asset Allocation - Long Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 70.0%
Transamerica Partners Large Growth (A)	882,795	$ 20,913,415
Transamerica Partners Large Value (A)	985,002	21,226,787
Transamerica Partners Mid Growth (A) (B)	511,138	5,913,861
Transamerica Partners Mid Value (A)	391,357	6,441,743
Transamerica Partners Small Growth (A) (B)	376,671	5,616,165
Transamerica Partners Small Value (A)	463,501	6,349,969
Fixed Income - 9.1%
Transamerica Partners Core Bond (A)	279,520	3,625,375
Transamerica Partners High Quality Bond (A)	38,252	439,137
Transamerica Partners High Yield Bond (A)	202,473	1,773,665
Transamerica Partners Inflation-Protected Securities (A)	250,683	2,847,758
International Equity - 20.6%
Transamerica Partners International Equity (A)	1,866,982	19,528,637
Money Market - 0.3%
Transamerica Partners Money Market (A) (B)	26,995	286,383

Total Investment Companies (cost $81,426,194)		94,962,895

Total Investment Securities (cost $81,426,194) (C)		94,962,895
Other Assets and Liabilities - Net		(7,380)

Net Assets		$ 94,955,515

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $81,426,194. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $13,722,610 and $185,909, respectively. Net unrealized appreciation for tax purposes is $13,536,701.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$94,962,895	$—	$—	$94,962,895
Total Investment Securities	$94,962,895	$—	$—	$94,962,895

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

	Short Horizon	Short/Intermediate Horizon	Intermediate Horizon	Intermediate/ Long Horizon	Long Horizon
Assets:
Investments in affiliated investment companies, at value	$87,487,322	$92,331,082	$228,036,212	$138,813,083	$94,962,895
Receivables:
Shares of beneficial interest sold	111,418	166,831	883,926	190,162	112,875
Affiliated investment securities sold	—	—	270,955	1,128,573	—
Total assets	87,598,740	92,497,913	229,191,093	140,131,818	95,075,770
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	46,185	90,924	600,318	755,287	103,491
Affiliated investment securities purchased	65,233	75,906	554,563	563,448	9,384
Advisory fees	6,648	6,923	17,360	10,738	7,380
Total liabilities	118,066	173,753	1,172,241	1,329,473	120,255
Net assets	$87,480,674	$92,324,160	$228,018,852	$138,802,345	$94,955,515

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	$92,653,483	$101,619,593	$301,741,768	$207,898,483	$146,009,982
Undistributed (accumulated) net investment income (loss)	(582)	(1,292)	(219)	(1,523)	(1,113)
Undistributed (accumulated) net realized gain (loss) from affiliated investment companies	(7,813,489)	(14,243,613)	(100,737,501)	(90,301,987)	(64,590,055)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	2,641,262	4,949,472	27,014,804	21,207,372	13,536,701
Net assets	$87,480,674	$92,324,160	$228,018,852	$138,802,345	$94,955,515
Shares of beneficial interest outstanding	7,774,989	8,938,200	19,294,016	11,571,063	9,055,759
Net asset value per share	$11.25	$10.33	$11.82	$12.00	$10.49

Investments in affiliated investment companies, at cost	$84,846,060	$87,381,610	$201,021,408	$117,605,711	$81,426,194

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

	Short Horizon	Short/Intermediate Horizon	Intermediate Horizon	Intermediate/Long Horizon	Long Horizon
Investment Income:
Dividend income from affiliated investment companies	$1,075,640	$878,730	$1,879,227	$937,456	$478,483

Expenses:
Advisory	38,684	38,214	104,620	68,003	48,197
Net investment income (loss)	1,036,956	840,516	1,774,607	869,453	430,286

Net realized and change in unrealized gain (loss) on investments in affiliated investment companies:
Net realized gain (loss) from investments in affiliated investment companies	565,505	851,387	2,266,769	1,678,484	(664,116)
	565,505	851,387	2,266,769	1,678,484	(664,116)
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	(2,949,981)	(1,222,256)	3,364,002	5,800,144	8,629,885
Net realized and change in unrealized gain (loss) on investments in affiliated investment companies	(2,384,476)	(370,869)	5,630,771	7,478,628	7,965,769
Net increase (decrease) in net assets resulting from operations	$(1,347,520)	$469,647	$7,405,378	$8,348,081	$8,396,055

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Short Horizon		Short/Intermediate Horizon		Intermediate Horizon
	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$1,036,956	$2,092,327	$840,516	$1,465,935	$1,774,607	$4,564,679
Net realized gain (loss) on investments in affiliated investment companies	565,505	1,804,052	851,387	699,380	2,266,769	(1,186,269)
Net realized gain distributions from investments in affiliated investment companies	—	577,873	—	503,251	—	1,583,633
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	(2,949,981)	248,599	(1,222,256)	2,019,714	3,364,002	18,000,022
Net increase (decrease) in net assets resulting from operations	(1,347,520)	4,722,851	469,647	4,688,280	7,405,378	22,962,065

Distributions to shareholders:
From net investment income	(1,036,985)	(2,093,061)	(841,381)	(1,466,205)	(1,774,098)	(4,563,987)
Total distributions to shareholders	(1,036,985)	(2,093,061)	(841,381)	(1,466,205)	(1,774,098)	(4,563,987)

Capital share transactions:
Proceeds from shares sold	33,970,607	31,034,994	43,939,741	33,136,954	70,778,094	52,396,074
Dividends and distributions reinvested	1,036,985	2,093,061	841,381	1,466,205	1,774,098	4,563,987
Cost of shares redeemed	(16,018,550)	(27,252,701)	(18,605,230)	(21,287,847)	(45,230,868)	(108,894,903)

Net increase (decrease) in net assets resulting from capital shares transactions
	18,989,042	5,875,354	26,175,892	13,315,312	27,321,324	(51,934,842)

Net increase (decrease) in net assets	16,604,537	8,505,144	25,804,158	16,537,387	32,952,604	(33,536,764)

Net assets:
Beginning of period/year	$70,876,137	$62,370,993	$66,520,002	$49,982,615	$195,066,248	$228,603,012
End of period/year	$87,480,674	$70,876,137	$92,324,160	$66,520,002	$228,018,852	$195,066,248
Undistributed (accumulated) net investment income (loss)	$(582)	$(553)	$(1,292)	$(427)	$(219)	$(728)

Share activity:
Shares issued	2,936,580	2,697,470	4,175,534	3,243,334	5,938,305	4,654,866
Shares issued-reinvested from dividends and distributions	90,106	183,451	80,261	144,160	148,981	404,545
Shares redeemed	(1,386,232)	(2,382,256)	(1,772,892)	(2,104,822)	(3,798,678)	(9,698,511)
Net increase (decrease) in shares outstanding	1,640,454	498,665	2,482,903	1,282,672	2,288,608	(4,639,100)

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Intermediate/Long Horizon		Long Horizon
	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$869,453	$2,542,874	$430,286	$1,291,277
Net realized gain (loss) on investments in affiliated investment companies	1,678,484	(3,836,324)	(664,116)	(7,345,417)
Net realized gain distributions from investments in affiliated investment companies	—	1,028,170	—	543,333
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	5,800,144	19,274,848	8,629,885	21,013,748
Net increase (decrease) in net assets resulting from operations	8,348,081	19,009,568	8,396,055	15,502,941

Distributions to shareholders:
From net investment income	(870,328)	(2,544,655)	(430,584)	(1,292,490)
Total distributions to shareholders	(870,328)	(2,544,655)	(430,584)	(1,292,490)

Capital share transactions:
Proceeds from shares sold	27,902,389	26,218,178	14,337,387	17,215,875
Dividends and distributions reinvested	870,328	2,544,655	430,584	1,292,490
Cost of shares redeemed	(31,029,690)	(79,447,893)	(21,866,226)	(62,506,326)

Net increase (decrease) in net assets resulting from capital shares transactions
	(2,256,973)	(50,685,060)	(7,098,255)	(43,997,961)

Net increase (decrease) in net assets	5,220,780	(34,220,147)	867,216	(29,787,510)

Net assets:
Beginning of period/year	$133,581,565	$167,801,712	$94,088,299	$123,875,809
End of period/year	$138,802,345	$133,581,565	$94,955,515	$94,088,299
Undistributed (accumulated) net investment income (loss)	$(1,523)	$(648)	$(1,113)	$(815)

Share activity:
Shares issued	2,318,844	2,373,294	1,379,016	1,849,728
Shares issued-reinvested from dividends and distributions	72,369	228,634	41,124	137,067
Shares redeemed	(2,586,443)	(7,210,015)	(2,098,023)	(6,696,176)
Net increase (decrease) in shares outstanding	(195,230)	(4,608,087)	(677,883)	(4,709,381)

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Short Horizon
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$11.55	$11.07	$10.90	$10.37	$9.28	$10.77
Investment operations
Net investment income (loss) (A)	0.15	0.38	0.32	0.31	0.39	0.49
Net realized and unrealized gain (loss) on affiliated investments	(0.30)	0.48	0.18	0.54	1.11	(1.46)
Total investment operations	(0.15)	0.86	0.50	0.85	1.50	(0.97)
Distributions
Net investment income	(0.15)	(0.38)	(0.33)	(0.32)	(0.40)	(0.51)
Net realized gains on affiliated investments	—	—	—	—	—	(0.01)
Return of capital (B)	—	—	—	—	(0.01)	—	(C)
Total distributions	(0.15)	(0.38)	(0.33)	(0.32)	(0.41)	(0.52)
Net asset value
End of period/year	$11.25	$11.55	$11.07	$10.90	$10.37	$9.28
Total return	(1.30	)%(D)	7.85%	4.65%	8.33%	16.45%	(9.33)%
Net assets end of period/year (000’s)	$87,481	$70,876	$62,371	$64,342	$94,529	$106,416
Ratio and supplemental data
Expenses to average net assets (E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	2.68	%(F)	3.38%	2.89%	2.93%	3.97%	4.80%
Portfolio turnover rate (G)	38	%(D)	79%	38%	63%	39%	124%

(A)	Calculated based on average number of shares outstanding.
(B)	Results from investment related activity occurring between year end dividend calculation and fiscal year end.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Short/Intermediate Horizon
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.30	$9.66	$9.68	$8.97	$7.78	$9.92
Investment operations
Net investment income (loss) (A)	0.11	0.29	0.23	0.21	0.26	0.37
Net realized and unrealized gain (loss) on affiliated investments	0.03	0.63	—	(B)	0.71	1.21	(2.11)
Total investment operations	0.14	0.92	0.23	0.92	1.47	(1.74)
Distributions
Net investment income	(0.11)	(0.28)	(0.25)	(0.21)	(0.27)	(0.38)
Net realized gains on affiliated investments	—	—	—	—	—	(0.02)
Return of capital (C)	—	—	—	—	(0.01)	—	(B)
Total distributions	(0.11)	(0.28)	(0.25)	(0.21)	(0.28)	(0.40)
Net asset value
End of period/year	$10.33	$10.30	$9.66	$9.68	$8.97	$7.78
Total return	1.36	%(D)	9.59%	2.39%	10.37%	19.18%	(17.96)%
Net assets end of period/year (000’s)	$92,324	$66,520	$49,983	$61,237	$89,297	$97,572
Ratio and supplemental data
Expenses to average net assets (E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	2.20	%(F)	2.88%	2.31%	2.32%	3.12%	4.03%
Portfolio turnover rate (G)	52	%(D)	99%	54%	67%	39%	123%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Intermediate Horizon
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$11.47	$10.56	$10.70	$9.69	$8.21	$11.45
Investment operations
Net investment income (loss) (A)	0.10	0.24	0.19	0.18	0.20	0.34
Net realized and unrealized gain (loss) on affiliated investments	0.35	0.92	(0.12)	1.00	1.51	(3.20)
Total investment operations	0.45	1.16	0.07	1.18	1.71	(2.86)
Distributions
Net investment income	(0.10)	(0.25)	(0.21)	(0.17)	(0.21)	(0.35)
Net realized gains on affiliated investments	—	—	—	—	—	(0.03)
Return of capital (B)	—	—	—	—	(0.02)	—	(C)
Total distributions	(0.10)	(0.25)	(0.21)	(0.17)	(0.23)	(0.38)
Net asset value
End of period/year	$11.82	$11.47	$10.56	$10.70	$9.69	$8.21
Total return	3.91	%(D)	11.05%	0.69%	12.28%	21.08%	(25.50)%
Net assets end of period/year (000’s)	$228,019	$195,066	$228,603	$249,923	$331,390	$342,764
Ratio and supplemental data
Expenses to average net assets (E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	1.70	%(F)	2.16%	1.76%	1.82%	2.31%	3.35%
Portfolio turnover rate (G)	38	%(D)	64%	39%	61%	42%	126%

(A)	Calculated based on average number of shares outstanding.
(B)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Intermediate/Long Horizon
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$11.35		$10.25	$10.54	$9.31	$7.68	$12.54
Investment operations
Net investment income (loss) (A)	0.07		0.18	0.13	0.12	0.13	0.29
Net realized and unrealized gain (loss) on affiliated investments	0.66		1.11	(0.27)	1.22	1.65	(4.35)
Total investment operations	0.73		1.29	(0.14)	1.34	1.78	(4.06)
Distributions
Net investment income	(0.08)		(0.19)	(0.15)	(0.11)	(0.13)	(0.30)
Net realized gains on affiliated investments	—		—	—	—	—	(0.33)
Return of capital (B)	—		—	—	—	(0.02)	(0.17)
Total distributions	(0.08)		(0.19)	(0.15)	(0.11)	(0.15)	(0.80)
Net asset value
End of period/year	$12.00		$11.35	$10.25	$10.54	$9.31	$7.68
Total return	6.40	%(C)	12.65%	(1.39)%	14.56%	23.51%	(32.84)%
Net assets end of period/year (000’s)	$138,802		$133,582	$167,802	$207,226	$314,575	$316,975
Ratio and supplemental data
Expenses to average net assets (D)	0.10	%(E)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	1.28	%(E)	1.69%	1.22%	1.25%	1.55%	2.65%
Portfolio turnover rate (F)	34	%(C)	57%	43%	70%	38%	121%

(A)	Calculated based on average number of shares outstanding.
(B)	Results from investment related activity occurring between year end dividend calculation and fiscal year end.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Annualized.
(F)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Long Horizon
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$9.67		$8.58	$9.00	$7.78	$6.29	$11.12
Investment operations
Net investment income (loss) (A)	0.05		0.11	0.06	0.06	0.05	0.18
Net realized and unrealized gain (loss) on affiliated investments	0.82		1.09	(0.41)	1.21	1.52	(4.55)
Total investment operations	0.87		1.20	(0.35)	1.27	1.57	(4.37)
Distributions
Net investment income	(0.05)		(0.11)	(0.07)	(0.05)	(0.05)	(0.19)
Net realized gains on affiliated investments	—		—	—	—	—	(0.15)
Return of capital (B)	—		—	—	—	(0.03)	(0.12)
Total distributions	(0.05)		(0.11)	(0.07)	(0.05)	(0.08)	(0.46)
Net asset value
End of period/year	$10.49		$9.67	$8.58	$9.00	$7.78	$6.29
Total return	8.96	%(C)	14.01%	(3.94)%	16.47%	25.19%	(39.60)%
Net assets end of period/year (000’s)	$94,956		$94,088	$123,876	$145,746	$201,974	$192,879
Ratio and supplemental data
Expenses to average net assets (D)	0.10	%(E)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	0.89	%(E)	1.16%	0.64%	0.73%	0.81%	1.96%
Portfolio turnover rate (F)	24	%(C)	55%	36%	63%	29%	105%

(A)	Calculated based on average number of shares outstanding.
(B)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Annualized.
(F)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Funds Group II (the “Trust”), a Massachusetts business trust, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is composed of twenty-one different series that are separate investment funds. Five of the series are doing business as Transamerica Asset Allocation Funds, which are non-diversified open-end management companies as defined by the 1940 Act, and are presented herein: Transamerica Asset Allocation - Short Horizon (“Short Horizon”), Transamerica Asset Allocation - Short/Intermediate Horizon (“Short/Intermediate Horizon”), Transamerica Asset Allocation - Intermediate Horizon (“Intermediate Horizon”), Transamerica Asset Allocation - Intermediate/Long Horizon (“Intermediate/Long Horizon”), and Transamerica Asset Allocation - Long Horizon (“Long Horizon”), (each, a “Fund” and collectively, the “Funds”). Each Fund invests all of its investable assets among certain series of Transamerica Partners Funds Group (“Funds Group”). Certain series of Funds Group invest all of their investable assets in a corresponding series of Transamerica Partners Portfolios (the “Series Portfolio”). The financial statements of Funds Group and the Series Portfolio are included in this report.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Funds. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Fund and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation and review, of materials for meetings of the Funds’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Funds, such as the custodian, the transfer agent, the administrator, the distributor, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Funds by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Funds and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Fund. TFS’s supervisory and administrative services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Fund by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Fund from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and its dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Fund. State Street performs back office services to support TFS, including furnishing financial and performance information about the Funds for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Funds, as numerated within the Statement of Operations.

This report should be read in conjunction with the Funds’ current prospectus, which contains additional information about the Funds, including investment objectives and strategies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are recorded on the trade date. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Funds are from investments in shares of affiliated investment companies.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income and distributions from net realized capital gains, if any, will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

Operating expenses: The Trust accounts separately for the assets, liabilities, and operations of each Fund. Each Fund will indirectly bear its share of fees and expenses incurred by the series of the Funds Group in which it invests. These expenses are not reflected in the expenses in the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The value of any Fund’s investment in a corresponding series of the Funds Group is valued at the net asset value (“NAV”) per share of each underlying fund at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the investment valuations as well as the fair valuation guidelines.

The availability of observable inputs may vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional backtesting, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the NAV of the underlying fund. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2013, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation and a publicly traded international insurance group.

Pursuant to the Investment Advisory Agreement, and subject to further policies as the Board of Trustees may determine, TAM provides general investment advice to each Fund. In addition to providing these services, TAM pays all ordinary expenses. As compensation for the services performed by TAM, each Fund pays TAM a fee, which is accrued daily and payable monthly, at an annual rate equal to 0.10% of each Fund’s average daily net assets. TAM is also the investment adviser of the Funds Group. Accordingly, the net asset values of the Funds Group will reflect the fees and other expenses paid to TAM or its affiliates.

TFS is the Funds’ administrator and transfer agent and receives no separate compensation for providing transfer agency services. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Trust are also officers and/or directors of TAM, TFS, TCI, and other affiliates, including the Funds Group and the Series Portfolio. No interested trustees receive compensation from the Trust. Similarly, none of the Trust’s officers receive compensation from the Funds. The independent trustees are also trustees of the affiliated funds for which they receive fees.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), as elected by the Trustee.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Fund Name	Purchases of affiliated investments	Proceeds from maturities and sales of affiliated investments
Short Horizon	$47,833,173	$ 29,919,012
Short/Intermediate Horizon	65,967,954	40,670,086
Intermediate Horizon	106,503,640	81,059,894
Intermediate/Long Horizon	46,671,599	49,867,396
Long Horizon	23,630,958	31,208,514

There were no transactions of U.S. Government securities during the period ended June 30, 2013.

NOTE 5. FEDERAL INCOME TAX MATTERS

The Funds have not made any provisions for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax positions taken or expected to be taken for all open tax years 2009-2012, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. federal, the state of Florida, the state of New York, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Boards of Trustees of Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”) and Transamerica Partners Portfolios (“TPP”) (together, the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between each of the following funds (each a “Fund” and collectively the “Funds”) and Transamerica Asset Management, Inc. (“TAM”):

Transamerica Partners Balanced	Transamerica Partners Money Market
Transamerica Partners Core Bond	Transamerica Partners Small Core
Transamerica Partners High Quality Bond	Transamerica Partners Small Growth
Transamerica Partners High Yield Bond	Transamerica Partners Small Value
Transamerica Partners Inflation-Protected Securities	Transamerica Partners Stock Index
Transamerica Partners International Equity	Transamerica Asset Allocation – Intermediate Horizon
Transamerica Partners Large Core	Transamerica Asset Allocation – Intermediate/Long Horizon
Transamerica Partners Large Growth	Transamerica Asset Allocation – Long Horizon
Transamerica Partners Large Value	Transamerica Asset Allocation – Short Horizon
Transamerica Partners Mid Growth	Transamerica Asset Allocation – Short/Intermediate Horizon
Transamerica Partners Mid Value

The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) for the funds listed in the left-hand column below (each a “Portfolio” and collectively the “Portfolios”) between TAM and the corresponding sub-advisers listed in the right-hand column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”). A Fund identified above with a name that corresponds to the name of the applicable Portfolio invests all of its investable assets in that Portfolio.

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	BlackRock Financial Management, Inc. J.P. Morgan Investment Management Inc.
Transamerica Partners Core Bond Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners High Quality Bond Portfolio	Merganser Capital Management, Inc.
Transamerica Partners High Yield Bond Portfolio	Eaton Vance Management
Transamerica Partners Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners International Equity Portfolio	Thornburg Investment Management, Inc.
Transamerica Partners Large Core Portfolio	AJO, LP
Transamerica Partners Large Growth Portfolio	Jennison Associates LLC Wellington Management Company, LLP
Transamerica Partners Large Value Portfolio	AJO, LP
Transamerica Partners Mid Value Portfolio	Cramer, Rosenthal, McGlynn, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Small Value Portfolio	Wellington Management Company, LLP

Following their review and consideration, the Trustees determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the applicable Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Fund, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the applicable Fund and/or Portfolio in which the Fund invests all of its assets in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund and/or Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process or the professional qualifications of TAM’s portfolio management team, as applicable to a particular Fund; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for certain of the Sub-Advisers and a comparison of trading results against a peer universe of managers. With respect to Transamerica Partners Stock Index, the Board noted that the Fund invests in securities through an underlying mutual fund sponsored by BlackRock Fund Advisors.

With respect to the each Fund that invests in a Portfolio, the Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee(s). The Board noted that the investment advisory services include the design and development of the Portfolios and each Portfolio’s investment strategy, TAM’s selection, ongoing oversight and monitoring of each Portfolio’s Sub-Adviser, TAM’s daily supervision of each Portfolio’s investments and recommendations to change a Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Funds, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of each Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Fund’s benchmark(s), in each case for various trailing periods ended December 31, 2012.

Transamerica Partners Balanced. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1-, 3- and 10-year periods and below its primary benchmark for the past 5-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund. The Board noted that the performance for longer periods was attributable to previous sub-advisers of the Portfolio.

Transamerica Partners Core Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-year period and in line with the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Trustees noted the recent changes to the portfolio management team and agreed to continue to monitor the performance of the Fund.

Transamerica Partners High Quality Bond. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 5-year period and below the median for the past 1-, 3- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period.

Transamerica Partners High Yield Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Inflation-Protected Securities. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Partners International Equity. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 3-year period and below its benchmark for the past 1-, 5- and 10-year periods. The Board noted that the performance for longer periods was attributable to previous sub-advisers of the Portfolio. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund.

Transamerica Partners Large Core. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Board noted that the performance for longer periods was attributable to previous sub-advisers of the Portfolio.

Transamerica Partners Large Growth. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund. The Board also noted that the performance for longer periods was attributable to previous sub-advisers of the Portfolio.

Transamerica Partners Large Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance for longer periods was attributable to previous sub-advisers of the Portfolio.

Transamerica Partners Mid Growth. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that it had recently approved a sub-adviser change for the Portfolio.

Transamerica Partners Mid Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund.

Transamerica Partners Money Market. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted TAM’s observations that the yields of money market funds have been below average due to a low interest rate environment and that relative performance in the tightly-constrained money market universe is largely a function of expenses. The Board also noted that the performance was attributable to a previous sub-adviser of the Portfolio.

Transamerica Partners Small Core. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-year period, in line with the median for the past 1- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 3-year period and below its primary benchmark for the past 1-, 5- and 10-year periods. The Board also noted that it had recently approved a sub-adviser change for the Portfolio.

Transamerica Partners Small Growth. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3- and 5-year periods. The Board also noted that the performance was attributable to a previous sub-adviser of the Portfolio.

Transamerica Partners Small Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its benchmark for the past 3- and 5-year periods and below its benchmark for the past 1- and 10-year periods.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Stock Index. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Intermediate Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-year period, in line with the median for the past 5-year period and below the median for the past 1- and 10-year periods. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Intermediate/Long Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-year period, in line with the median for the past 1-year period and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Fund was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Long Horizon. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Short Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10- year periods. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1- and 3-year periods and below its composite benchmark for the past 5- and 10-year periods.

Transamerica Asset Allocation – Short/Intermediate Horizon. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-year period, in line with the median for the past 1- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the applicable Fund’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratios

The Board considered the management fee and total expense ratio of each Fund, including information provided by Lipper comparing the management fee and total expense ratio of each Fund to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered, where applicable, the fees charged by the Sub-Advisers for sub-advisory services, the portion of a Portfolio’s management fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

Transamerica Partners Balanced. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Core Bond. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners High Quality Bond. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners High Yield Bond. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Inflation-Protected Securities. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners International Equity. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Core. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Growth. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Value. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Mid Growth. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Mid Value. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Money Market. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Core. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Growth. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Value. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Stock Index. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Asset Allocation – Intermediate Horizon. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group peer universe.

Transamerica Asset Allocation – Intermediate/Long Horizon. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Long Horizon. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Short Horizon. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Short/Intermediate Horizon. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as applicable, as well as the costs of the provision of administration, transfer agency and other services, to the Funds and to TPFG or TPFG II as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund and TPFG or TPFG II, as applicable, as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the applicable Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the applicable Portfolio and Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from these economies of scale. The Board considered each Fund’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Funds through investments in maintaining and developing its capabilities and services. The Trustees concluded that each Fund’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fees payable to TAM and fees paid to the Sub-Advisers and whether each Fund has achieved economies of scale in the future.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

TRANSAMERICA ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates, or the Sub-Advisers from their Relationships with the Funds

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Funds and/or Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Funds and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolios. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of each Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement is in the best interests of the applicable Fund and its shareholders and voted to approve the renewal of each of the Agreements.

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

Transamerica Partners Funds Group

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 1,539,906,904.629	$ 195,123,117.446	—	—
Alan F. Warrick	$ 1,539,734,599.719	$ 195,295,422.355	—	—
Sandra N. Bane	$ 1,540,569,530.685	$ 194,460,491.389	—	—
Leo J. Hill	$ 1,540,456,280.772	$ 194,573,741.303	—	—
David W. Jennings	$ 1,540,299,363.217	$ 194,730,658.857	—	—
Russell A. Kimball, Jr.	$ 1,540,089,748.852	$ 194,940,273.222	—	—
Eugene M. Mannella	$ 1,540,239,310.769	$ 194,790,711.305	—	—
Norman R. Nielsen	$ 1,540,023,553.181	$ 195,006,468.893	—	—
Joyce G. Norden	$ 1,540,304,768.139	$ 194,725,253.936	—	—
Patricia L. Sawyer	$ 1,540,686,139.351	$ 194,343,882.723	—	—
John W. Waechter	$ 1,540,714,667.509	$ 194,315,354.565	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II and Proposal III were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 1,497,977,703.256	$ 27,115,126.564	$ 209,662,368.843	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 1,496,442,884.411	$ 28,328,379.961	$ 209,983,934.292	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 1,497,409,834.191	$ 27,089,471.457	$ 210,255,893.016	—

Proposal III: To approve a new sub-advisory agreement with a new sub-adviser:

For	Against	Abstentions	Broker Non-Votes
$ 161,440,311.926	$ 1,868,493.815	$ 29,839,734.722	—

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Institutional Asset Allocation - Short Horizon

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II. A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 18,755,169.178	$ 1,706,044.829	$ 233,906.538	—

Proposal II. B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 18,755,169.178	$ 1,706,044.829	$ 233,906.538	—

Proposal II. C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 18,755,169.178	$ 1,706,044.829	$ 233,906.538	—

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Institutional Asset Allocation - Short/Intermediate Horizon

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II. A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 10,265,050.184	$ 2,662,598.716	$ 481,085.220	—

Proposal II. B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 10,265,050.184	$ 2,662,598.716	$ 481,085.220	—

Proposal II. C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 10,265,050.184	$ 2,662,598.716	$ 481,085.220	—

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Institutional Asset Allocation - Intermediate Horizon

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 87,380,487.994	$ 5,363,979.831	$ 3,229,185.689	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 87,380,487.994	$ 5,363,979.831	$ 3,229,185.689	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 87,380,487.994	$ 5,363,979.831	$ 3,229,185.689	—

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Institutional Asset Allocation - Intermediate/Long Horizon

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 50,226,158.468	$ 8,807,661.052	$ 3,918,418.113	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 50,192,863.330	$ 8,803,484.161	$ 3,955,890.142	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 50,192,863.330	$ 8,803,484.161	$ 3,955,890.142	—

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

Transamerica Partners Funds Group

Transamerica Institutional Asset Allocation - Long Horizon

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Fund solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II. A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 19,931,292.029	$ 3,359,049.537	$ 1,599,019.705	—

Proposal II. B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 19,931,292.029	$ 3,359,049.537	$ 1,599,019.705	—

Proposal II. C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 19,931,292.029	$ 3,359,049.537	$ 1,599,019.705	—

Transamerica Asset Allocation Funds	Semi-Annual Report 2013

Transamerica Partners Portfolios
I

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Schedules of Investments Composition

At June 30, 2013

(The following charts summarize the Schedule of Investments of each portfolio by asset type)

(unaudited)

Transamerica Partners Money Market Portfolio	% of Net Assets
Commercial Paper	69.1%
Certificates of Deposit	14.7
Repurchase Agreements	10.8
Corporate Debt Securities	2.7
Investment Company	2.2
Asset-Backed Security	0.5
Other Assets and Liabilities - Net	(0.0	)(A)
Total	100.0%

Transamerica Partners High Quality Bond Portfolio	% of Net Assets
Corporate Debt Securities	28.7%
Asset-Backed Securities	26.4
Mortgage-Backed Securities	16.4
U.S. Government Agency Obligations	12.9
U.S. Government Obligations	11.7
Repurchase Agreement	2.3
Securities Lending Collateral	1.9
Convertible Bond	0.8
Foreign Government Obligations	0.5
Other Assets and Liabilities - Net	(1.6)
Total	100.0%

Transamerica Partners Inflation-Protected Securities Portfolio	% of Net Assets
U.S. Government Obligations	95.6%
Foreign Government Obligations	3.6
Securities Lending Collateral	3.0
Purchased Swaptions	0.5
Structured Notes Debt	0.2
Purchased Options	0.2
Mortgage-Backed Security	0.0	(A)
Purchased Foreign Exchange Option	0.0	(A)
Short-Term Investment Company	0.0	(A)
Other Assets and Liabilities - Net(B)	(3.1)
Total	100.0%

Transamerica Partners Core Bond Portfolio	% of Net Assets
U.S. Government Agency Obligations	43.7%
Corporate Debt Securities	26.9
Asset-Backed Securities	14.2
Mortgage-Backed Securities	13.1
U.S. Government Obligations	11.9
Securities Lending Collateral	8.0
Foreign Government Obligations	3.4
Short-Term Investment Company	2.4
Preferred Stocks	0.4
Preferred Corporate Debt Securities	0.3
Municipal Government Obligations	0.3
Warrant	0.0	(A)
Other Assets and Liabilities - Net(B)	(24.6)
Total	100.0%

Transamerica Partners High Yield Bond Portfolio	% of Net Assets
Corporate Debt Securities	85.4%
Loan Assignments	5.6
Repurchase Agreement	4.8
Convertible Preferred Stocks	1.2
Structured Notes Debt	0.5
Common Stocks	0.3
Preferred Stock	0.3
Convertible Bonds	0.3
Right	0.1
Warrants	0.0	(A)
Investment Company	0.0	(A)
Other Assets and Liabilities - Net	1.5
Total	100.0%

Transamerica Partners Balanced Portfolio	% of Net Assets
Common Stocks	59.7%
U.S. Government Agency Obligations	16.8
Corporate Debt Securities	9.5
Asset-Backed Securities	5.4
Mortgage-Backed Securities	5.3
Securities Lending Collateral	4.4
U.S. Government Obligations	3.7
Short-Term Investment Company	3.5
Foreign Government Obligations	1.3
Repurchase Agreement	0.5
Preferred Stocks	0.2
Short-Term U.S. Government Obligation	0.1
Municipal Government Obligations	0.1
Preferred Corporate Debt Securities	0.1
Warrant	0.0	(A)
Other Assets and Liabilities - Net(B)	(10.6)
Total	100.0%

Transamerica Partners Large Value Portfolio	% of Net Assets
Common Stocks	99.0%
Securities Lending Collateral	3.1
Repurchase Agreement	1.0
Other Assets and Liabilities - Net	(3.1)
Total	100.0%

Transamerica Partners Large Core Portfolio	% of Net Assets
Common Stocks	97.4%
Securities Lending Collateral	3.1
Repurchase Agreement	2.1
Other Assets and Liabilities - Net	(2.6)
Total	100.0%

Transamerica Partners Large Growth Portfolio	% of Net Assets
Common Stocks	99.8%
Securities Lending Collateral	3.4
Repurchase Agreement	0.2
Other Assets and Liabilities - Net	(3.4)
Total	100.0%

Transamerica Partners Portfolio	Semi-Annual Report 2013

Schedules of Investments Composition (continued)

At June 30, 2013

(The following charts summarize the Schedule of Investments of each portfolio by asset type)

(unaudited)

Transamerica Partners Mid Value Portfolio	% of Net Assets
Common Stocks	97.8%
Securities Lending Collateral	7.0
Repurchase Agreement	2.2
Other Assets and Liabilities - Net	(7.0)
Total	100.0%

Transamerica Partners Mid Growth Portfolio	% of Net Assets
Common Stocks	99.4%
Repurchase Agreement	1.0
Other Assets and Liabilities - Net	(0.4)
Total	100.0%

Transamerica Partners Small Value Portfolio	% of Net Assets
Common Stocks	96.6%
Securities Lending Collateral	25.7
Repurchase Agreement	2.4
Other Assets and Liabilities - Net	(24.7)
Total	100.0%

Transamerica Partners Small Core Portfolio	% of Net Assets
Common Stocks	97.5%
Repurchase Agreement	2.7
Other Assets and Liabilities - Net	(0.2)
Total	100.0%

Transamerica Partners Small Growth Portfolio	% of Net Assets
Common Stocks	97.9%
Securities Lending Collateral	25.6
Repurchase Agreement	2.2
Other Assets and Liabilities - Net	(25.7)
Total	100.0%

Transamerica Partners International Equity Portfolio	% of Net Assets
Common Stocks	96.2%
Securities Lending Collateral	6.1
Repurchase Agreement	2.5
Other Assets and Liabilities - Net(B)	(4.8)
Total	100.0%

(A)	Amount rounds to less than 0.1%

(B)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.5%
CCG Receivables Trust
Series 2013-1, Class A1 0.37%, 04/14/2014 - 144A	$ 5,205,397	$ 5,205,397

Total Asset-Backed Security (cost $5,205,397)		5,205,397

CORPORATE DEBT SECURITIES - 2.7%
Commercial Banks - 2.1%
Royal Bank of Canada,
Series GMTN 1.13%, 01/15/2014	6,100,000	6,127,452
Westpac Banking Corp. 0.65%, 09/16/2013 - 144A (A)	13,150,000	13,162,020
Diversified Financial Services - 0.6%
JPMorgan Chase & Co.,
Series MTN 1.03%, 09/30/2013 (A)	5,300,000	5,310,433

Total Corporate Debt Securities (cost $24,599,905)		24,599,905

CERTIFICATES OF DEPOSIT - 14.7%
Automobiles - 0.2%
Prestige Auto Receivables Trust 0.28%, 04/15/2014 - 144A	2,045,240	2,045,240
Commercial Banks - 14.5%
Bank of Montreal 0.06%, 07/05/2013	30,000,000	30,000,000
Bank of Nova Scotia
0.20%, 03/14/2014	18,000,000	18,000,000
0.25%, 04/09/2014	15,000,000	15,000,000
Barclays Bank PLC 0.58%, 10/02/2013 - 144A (B)	21,000,000	21,000,000
Mizuho Bank, Ltd.
0.12%, 07/03/2013	15,000,000	15,000,000
0.27%, 11/12/2013	25,000,000	25,000,000
Westpac Banking Corp. 0.29%, 04/25/2014	10,000,000	10,000,000

Total Certificates of Deposit (cost $136,045,240)		136,045,240

COMMERCIAL PAPER - 69.1%
Automobiles - 0.1%
VW Credit, Inc. 0.26%, 07/01/2013 - 144A	1,000,000	999,985
Capital Markets - 2.2%
Goldman Sachs Co. Promissory Note 0.47%, 09/05/2013 (B)	20,000,000	20,000,000
Chemicals - 0.4%
Ecolab, Inc. 0.23%, 07/26/2013 - 144A	4,000,000	3,999,310
Commercial Banks - 31.6%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.37%, 06/20/2014 (A)	20,000,000	20,000,000
BNP Paribas Canada 0.13%, 07/02/2013	30,000,000	29,999,675
Deutsche Bank Financial LLC 0.34%, 10/30/2013	25,000,000	24,970,958
DNB Bank ASA
0.25%, 10/01/2013 - 144A	15,000,000	14,990,208
0.26%, 09/17/2013 - 144A	11,500,000	11,493,356

	Principal	Value
Commercial Banks (continued)
HSBC USA, Inc. 0.21%, 09/18/2013	$ 5,000,000	$ 4,997,638
Kells Funding LLC 0.24%, 12/13/2013	30,000,000	29,966,600
Skandinaviska Enskilda Banken AB
0.27%, 09/19/2013 - 144A	15,000,000	14,990,775
0.29%, 08/26/2013 - 144A	20,000,000	19,990,736
Standard Chartered Bank 0.25%, 07/11/2013 - 12/23/2013 - 144A	22,200,000	22,185,546
Straight-A Funding LLC 0.08%, 07/03/2013	23,160,000	23,159,794
Sumitomo Mitsui Banking Corp.
0.22%, 09/09/2013 - 144A	5,000,000	4,997,800
0.23%, 07/03/2013 - 144A	20,000,000	19,999,489
0.24%, 11/18/2013 - 144A	10,000,000	9,990,533
Swedbank AB
0.28%, 12/02/2013	15,000,000	14,981,800
0.30%, 11/18/2013	15,000,000	14,982,546
Westpac Securities NZ, Ltd. 0.24%, 08/19/2013 - 144A	10,000,000	9,996,600
Diversified Financial Services - 32.4%
BNP Paribas Finance, Inc. 0.08%, 07/03/2013	11,400,000	11,399,899
CAFCO LLC
0.28%, 09/19/2013 - 144A	20,000,000	19,987,244
0.29%, 09/26/2013 - 144A	10,000,000	9,992,831
Cancara Asset Securitisation LLC 0.19%, 08/05/2013 - 08/19/2013 - 144A	25,000,000	24,994,379
CIESCO LLC
0.25%, 09/04/2013 - 144A	10,000,000	9,995,347
0.27%, 08/16/2013 - 144A	15,000,000	14,994,600
ING US Funding LLC
0.24%, 09/19/2013	13,800,000	13,792,613
0.26%, 08/27/2013	20,000,000	19,991,478
0.33%, 09/20/2013	5,000,000	4,996,196
Kells Funding LLC 0.24%, 10/23/2013	10,000,000	9,992,267
Mont Blanc Capital Corp.
0.22%, 08/07/2013 - 144A	12,026,000	12,023,134
0.24%, 10/09/2013 - 144A	15,000,000	14,989,800
Natixis US Finance Co. LLC 0.11%, 07/01/2013	42,500,000	42,499,740
Nieuw Amsterdam Receivables Corp. 0.12%, 07/02/2013 - 144A	15,000,000	14,999,850
Rabobank USA Financial Corp. 0.19%, 07/03/2013	5,000,000	4,999,894
Regency Markets No. 1 LLC 0.17%, 07/22/2013 - 144A	35,000,000	34,996,199
Salisbury Receivables Co. LLC 0.29%, 10/18/2013 - 144A	10,000,000	9,991,058
Sheffield Receivables Corp. 0.24%, 07/25/2013 - 144A	25,000,000	24,995,667
Electric Utilities - 0.9%
American Electric Power Co., Inc. 0.29%, 07/24/2013 - 144A	4,300,000	4,299,134
Duke Energy Corp. 0.25%, 08/01/2013 - 144A	4,300,000	4,299,015
Independent Power Producers & Energy Traders - 0.5%
Southern Power Co. 0.27%, 07/30/2013 - 144A	4,300,000	4,299,000

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Multi-Utilities - 0.5%
Dominion Resources, Inc. 0.25%, 07/12/2013 - 144A	$ 4,300,000	$ 4,299,612
Oil, Gas & Consumable Fuels - 0.5%
Kinder Morgan Energy Partners, LP 0.28%, 07/24/2013 - 144A	4,300,000	4,299,164

Total Commercial Paper (cost $637,821,470)		637,821,470

	Shares	Value
INVESTMENT COMPANY - 2.2%
Commercial Banks - 2.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.	20,000,000	19,999,783

Total Investment Company (cost $19,999,783)		19,999,783

	Principal	Value
REPURCHASE AGREEMENTS - 10.8%

Barclays Capital PLC
0.12% (C), dated 06/28/2013, to be repurchased at $99,500,000 on 07/01/2013. Collateralized by U.S. Government Obligations,
0.54% - 11.37%, due
11/15/2025 - 05/25/2043, and with a total value of $101,490,000.

	$ 99,500,000	$ 99,500,000
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $192,403 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.25%, due 05/01/2041, and with a value of $198,205.	192,403	192,403

Total Repurchase Agreements (cost $99,692,403)		99,692,403

Total Investment Securities (cost $923,364,198) (D)		923,364,198
Other Assets and Liabilities - Net		(143,448)

Net Assets		$ 923,220,750

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(B)	Illiquid. Total aggregate market value of illiquid securities is $41,000,000, or 4.44% of the portfolio’s net assets.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $923,364,198.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $388,503,029, or 42.08% of the portfolio’s net assets.
GMTN	Global Medium Term Note
MTN	Medium Term Note

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Asset-Backed Security	$—	$5,205,397	$—	$5,205,397
Corporate Debt Securities	—	24,599,905	—	24,599,905
Certificates of Deposit	—	136,045,240	—	136,045,240
Commercial Paper	—	637,821,470	—	637,821,470
Investment Company	—	19,999,783	—	19,999,783
Repurchase Agreements	—	99,692,403	—	99,692,403
Total Investment Securities	$—	$923,364,198	$—	$923,364,198

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 11.7%
U.S. Treasury Note
0.13%, 12/31/2014	$ 17,000,000	$ 16,969,451
0.25%, 02/28/2015 - 08/15/2015	26,250,000	26,225,130
0.25%, 05/15/2016 (A)	2,810,000	2,780,144
0.75%, 12/31/2017	3,460,000	3,385,122

Total U.S. Government Obligations (cost $49,484,989)		49,359,847

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.9%
Fannie Mae
2.50%, 05/15/2014	950,000	968,862
4.00%, 07/25/2033	2,131	2,150
5.50%, 12/01/2022	395,692	429,290
6.00%, 07/01/2014 - 09/01/2014	22,535	22,801
Freddie Mac
3.38%, 03/15/2018	876,375	901,377
4.50%, 05/01/2023 - 09/01/2026	5,994,929	6,307,790
5.50%, 04/01/2017	140,861	150,474
FREMF Mortgage Trust
Series 2013-K502, Class B 2.84%, 03/25/2045 - 144A (B)	1,820,000	1,778,848
Ginnie Mae
1.49%, 03/16/2043	3,907,626	3,883,961
1.78%, 09/16/2041	4,000,000	4,030,625
4.52%, 12/20/2061	2,638,516	2,903,502
4.80%, 02/20/2063	3,766,807	4,169,572
4.95%, 05/20/2062	4,532,870	4,992,788
5.32%, 04/20/2061	2,349,266	2,612,135
5.47%, 01/20/2060	7,254,129	8,115,651
5.59%, 11/20/2059	6,829,534	7,491,637
5.65%, 06/20/2059	4,603,321	5,059,451
5.75%, 12/15/2022	569,348	630,143

Total U.S. Government Agency Obligations (cost $54,961,734)		54,451,057

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Province of Ontario Canada 2.30%, 05/10/2016 (A)	1,985,000	2,058,445

Total Foreign Government Obligations (cost $2,023,384)		2,058,445

MORTGAGE-BACKED SECURITIES - 16.4%
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4 4.67%, 06/11/2041	2,600,000	2,735,795
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2 3.76%, 04/15/2044 - 144A	3,000,000	3,158,475
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class A3
5.31%, 12/10/2046	5,690,000	5,773,142
Series 2012-9W57, Class A
2.37%, 02/10/2029 - 144A	4,050,000	4,134,576
Commercial Mortgage Trust
Series 2004-GG1, Class A7 5.32%, 06/10/2036 (B)	3,815,151	3,885,567

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2007-C5, Class A2 5.59%, 09/15/2040	$ 316,382	$ 315,731
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.74%, 11/10/2046 - 144A	4,266,375	4,508,338
Series 2011-LC3A, Class A2
3.64%, 08/10/2044	1,400,000	1,478,179
Del Coronado Trust
Series 2013-HDC, Class A 0.99%, 03/15/2026 - 144A (B)	2,050,000	2,044,752
GS Mortgage Securities Trust
Series 2006-GG6, Class A2
5.51%, 04/10/2038 (B)	283,652	289,259
Series 2006-GG8, Class AAB
5.54%, 11/10/2039	3,074,509	3,124,749
Series 2007-GG10, Class AAB
5.98%, 08/10/2045 (B)	4,089,258	4,263,048
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1 1.09%, 07/15/2045	1,730,000	1,716,474
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class A3
5.79%, 02/15/2051	7,000,000	7,191,835
Series 2007-CB18, Class A3
5.45%, 06/12/2047	1,575,801	1,616,462
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2002-C2, Class E
5.56%, 12/12/2034 (B)	1,120,000	1,141,194
Series 2006-CB14, Class A4
5.48%, 12/12/2044 (B)	4,000,000	4,330,444
Series 2007-CB20, Class A3
5.82%, 02/12/2051	950,000	977,149
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Class A2
5.10%, 11/15/2030	24,138	24,258
Series 2006-C4, Class AAB
6.04%, 06/15/2032 (B)	2,516,913	2,600,948
Series 2007-C2, Class A2
5.30%, 02/15/2040	374,080	374,427
Merrill Lynch / Countrywide Commercial Mortgage Trust
Series 2007-8, Class A2 6.06%, 08/12/2049 (B)	1,628,520	1,669,407
Merrill Lynch Mortgage Trust
Series 2005-MKB2, Class A2
4.81%, 09/12/2042	15,836	15,826
Series 2006-C1, Class A2
5.83%, 05/12/2039 (B)	187,851	188,012
ML-CFC Commercial Mortgage Trust
Series 2007-7, Class ASB 5.75%, 06/12/2050 (B)	1,751,016	1,812,249
Sequoia Mortgage Trust
Series 2012-2, Class A2 3.50%, 04/25/2042 (B)	589,599	579,045

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.25%, 12/15/2043	$ 1,354,246	$ 1,388,638
Series 2007-C30, Class APB
5.29%, 12/15/2043	3,778,338	3,836,233
Series 2007-C33, Class A3
6.12%, 02/15/2051 (B)	3,635,773	3,722,024

Total Mortgage-Backed Securities (cost $69,142,731)		68,896,236

ASSET-BACKED SECURITIES - 26.4%
ARI Fleet Lease Trust
Series 2012-B, Class A 0.49%, 01/15/2021 - 144A (B)	598,783	597,660
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A 3.15%, 03/20/2017 - 144A	2,000,000	2,085,752
BMW Vehicle Owner Trust
Series 2010-A, Class A4 2.10%, 10/25/2016	2,519,241	2,522,231
Capital One Multi-Asset Execution Trust
Series 2006-A3, Class A3 5.05%, 12/17/2018	4,000,000	4,417,976
Series 2007-A7, Class A7 5.75%, 07/15/2020	1,000,000	1,164,028
CarMax Auto Owner Trust
Series 2010-2, Class A3 1.41%, 02/16/2015	436,473	436,990
CenterPoint Energy Restoration Bond Co. LLC
Series 2009-1, Class A1 1.83%, 02/15/2016	2,056,569	2,079,734
Chase Issuance Trust
Series 2012-A3, Class A3 0.79%, 06/15/2017	3,000,000	2,998,899
Series 2012-A5, Class A5 0.59%, 08/15/2017	3,875,000	3,857,295
Citibank Credit Card Issuance Trust
Series 2009-A4, Class A4 4.90%, 06/23/2016	2,100,000	2,188,555
CLI Funding LLC
Series 2013-1A 2.83%, 03/18/2028 - 144A	1,072,500	1,038,270
CNH Equipment Trust
Series 2010-A, Class B 4.04%, 09/15/2016	2,175,000	2,183,013
Series 2010-B, Class A4 1.74%, 01/17/2017	3,050,889	3,069,118
Series 2011-B, Class A 4 1.29%, 09/15/2017	3,495,000	3,512,555
Series 2012-C, Class B 1.30%, 03/16/2020	640,000	633,567
Detroit Edison Securitization Funding LLC Series 2001-1, Class A6 6.62%, 03/01/2016	2,750,000	2,906,173
Discover Card Master Trust Series 2007-A1, Class A1 5.65%, 03/16/2020	4,000,000	4,627,472

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Entergy Texas Restoration Funding LLC Series 2009-A, Class A1 1.00%, 02/01/2016	$ 900,703	$ 910,985
Ford Credit Auto Owner Trust
Series 2010-B, Class A4 1.58%, 09/15/2015	2,555,690	2,570,041
Series 2010-B, Class B 2.54%, 02/15/2016	5,500,000	5,628,062
Series 2013-A, Class A4 0.78%, 05/15/2018	2,600,000	2,579,140
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class A1 1.50%, 09/15/2015	2,000,000	2,004,418
Series 2012-4, Class B 0.94%, 09/15/2016	555,000	554,919
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.03%, 01/15/2018	4,400,000	4,418,748
Series 2012-5, Class B 1.51%, 06/15/2018	1,850,000	1,845,164
GE Equipment Transportation LLC
Series 2011-1, Class A4 1.33%, 05/20/2019	1,000,000	1,002,653
Series 2013-1, Class B 1.23%, 03/24/2021	2,150,000	2,110,829
Huntington Auto Trust
Series 2011-1A, Class A4 1.31%, 11/15/2016 - 144A	2,000,000	2,010,500
Series 2011-1A, Class B 1.84%, 01/17/2017 - 144A	1,500,000	1,519,907
Hyundai Auto Receivables Trust
Series 2010-B, Class A4 1.63%, 03/15/2017	2,000,000	2,025,420
Series 2011-A, Class A4 1.78%, 12/15/2015	3,000,000	3,034,323
Series 2012-C, Class C 1.42%, 02/15/2019	1,010,000	1,002,071
John Deere Owner Trust Series 2012-B, Class A4 0.69%, 01/15/2019	1,440,000	1,428,994
Macquarie Equipment Funding Trust Series 2011-A, Class A3 1.91%, 04/20/2017 - 144A	1,364,673	1,373,909
MBNA Credit Card Master Note Trust Series 2004-B1, Class B1 4.45%, 08/15/2016	1,100,000	1,128,442
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A3 1.42%, 08/15/2014	56,102	56,123
MMAF Equipment Finance LLC
Series 2009-AA, Class A4 3.51%, 01/15/2030 - 144A	4,001,428	4,100,428
Series 2011-AA, Class A3 1.27%, 09/15/2015 - 144A	1,145,283	1,147,363
North Carolina State Education Assistance Authority Series 2011-2, Class A1 0.73%, 10/26/2020 (B)	673,526	664,622

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SMART Trust
Series 2012-4US, Class A4A 1.25%, 08/14/2018	$ 1,100,000	$ 1,106,875
Series 2013-2US, Class A3B 0.62%, 01/14/2017 (B)	2,805,000	2,801,914
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A4 2.14%, 08/22/2016	706,612	708,752
Series 2011-1, Class A3 1.22%, 06/22/2015 (A)	1,602,021	1,606,013
Series 2013-1, Class A4 0.78%, 07/22/2019	3,850,000	3,790,648
Volvo Financial Equipment LLC Series 2012-1A, Class C 2.38%, 09/16/2019 - 144A	2,250,000	2,279,804
World Financial Network Credit Card Master Trust
Class A 1.61%, 12/15/2021 - 144A	5,000,000	4,889,405
Series 2009-D, Class A 4.66%, 05/15/2017	1,250,000	1,252,456
Series 2010-A, Class A 3.96%, 04/15/2019	4,750,000	5,027,400
Series 2013-B, Class A 0.91%, 03/16/2020	560,000	555,757
World Omni Auto Receivables Trust Series 2010-A, Class A4 2.21%, 09/15/2013	1,076,670	1,081,826
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A3 1.49%, 10/15/2014	1,603,199	1,605,270
Series 2012-A, Class B 1.49%, 02/15/2018	865,000	863,277

Total Asset-Backed Securities (cost $111,412,164)		111,005,746

CORPORATE DEBT SECURITIES - 28.7%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 2.13%, 09/15/2016	1,320,000	1,347,572
Beverages - 1.0%
Bottling Group LLC 6.95%, 03/15/2014	4,210,000	4,393,594
Capital Markets - 2.2%
Goldman Sachs Group, Inc. 3.63%, 02/07/2016 (A)	3,005,000	3,136,802
Morgan Stanley, Series GMTN 0.58%, 01/09/2014 (B)	6,100,000	6,083,689
Chemicals - 0.8%
Airgas, Inc. 4.50%, 09/15/2014 (A)	3,301,000	3,442,798
Commercial Banks - 5.1%
Bank of Nova Scotia 1.32%, 01/12/2015 (B)	3,875,000	3,919,396
Credit Suisse 5.50%, 05/01/2014	4,230,000	4,402,389
Export-Import Bank of Korea 1.25%, 11/20/2015	2,220,000	2,194,619

	Principal	Value
Commercial Banks (continued)
KFW 1.00%, 01/12/2015	$ 1,250,000	$ 1,261,930
PNC Funding Corp. 2.70%, 09/19/2016	4,175,000	4,345,165
Wells Fargo Bank NA 4.75%, 02/09/2015	5,000,000	5,276,950
Consumer Finance - 2.1%
American Express Credit Corp. 1.12%, 06/24/2014 (A) (B)	4,345,000	4,370,101
Capital One Financial Corp.
2.13%, 07/15/2014	2,195,000	2,220,723
7.38%, 05/23/2014	2,200,000	2,325,081
Diversified Consumer Services - 0.8%
Yale University, Series MTN 2.90%, 10/15/2014	3,125,000	3,219,091
Diversified Financial Services - 5.8%
Citigroup, Inc., Series GMTN 5.50%, 10/15/2014	4,625,000	4,864,496
CME Group, Inc. 5.40%, 08/01/2013	2,275,000	2,283,707
Ford Motor Credit Co., LLC
3.98%, 06/15/2016	1,750,000	1,833,353
4.21%, 04/15/2016	2,060,000	2,151,975
General Electric Capital Corp. 1.63%, 07/02/2015	7,700,000	7,790,005
JPMorgan Chase & Co. 2.00%, 08/15/2017	5,610,000	5,567,622
Diversified Telecommunication Services - 0.3%
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	1,300,000	1,278,182
Electric Utilities - 0.5%
Hydro-Quebec 1.38%, 06/19/2017	2,160,000	2,152,656
Food & Staples Retailing - 0.3%
CVS Caremark Corp. 3.25%, 05/18/2015	1,100,000	1,144,761
Insurance - 3.2%
Berkshire Hathaway, Inc. 3.20%, 02/11/2015	2,465,000	2,563,925
Metropolitan Life Global Funding I
1.50%, 01/10/2018 - 144A	3,600,000	3,490,233
2.50%, 09/29/2015 - 144A	3,685,000	3,811,860
New York Life Global Funding 1.30%, 10/30/2017 - 144A	3,745,000	3,650,169
Machinery - 0.9%
Caterpillar, Inc. 1.38%, 05/27/2014	3,775,000	3,803,864
Media - 0.6%
Comcast Corp. 5.30%, 01/15/2014	2,600,000	2,663,801
Office Electronics - 0.8%
Xerox Corp. 8.25%, 05/15/2014	3,005,000	3,192,686
Oil, Gas & Consumable Fuels - 1.8%
Shell International Finance BV 4.00%, 03/21/2014	4,025,000	4,125,424
Total Capital Canada, Ltd. 1.63%, 01/28/2014 (A)	1,960,000	1,973,114

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Total Capital SA 3.00%, 06/24/2015	$ 1,500,000	$ 1,567,485
Pharmaceuticals - 0.5%
Novartis Capital Corp. 4.13%, 02/10/2014	2,015,000	2,059,098
Real Estate Investment Trusts - 0.8%
Simon Property Group, LP 5.10%, 06/15/2015	2,975,000	3,216,448
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV 2.38%, 09/08/2016	3,618,000	3,665,790

Total Corporate Debt Securities (cost $119,434,203)		120,790,554

CONVERTIBLE BOND - 0.8%
Consumer Finance - 0.8%
American Express Credit Corp., Series MTN 2.38%, 03/24/2017	3,305,000	3,374,012

Total Convertible Bond (cost $3,298,200)		3,374,012

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	8,035,805	8,035,805

Total Securities Lending Collateral (cost $8,035,805)		8,035,805

Principal	Value
REPURCHASE AGREEMENT - 2.3%

State Street Bank & Trust Co.
0.03% (C), dated 06/28/2013, to
be repurchased at $9,470,477 on 07/01/2013.
Collateralized by a U.S. Government
Agency Obligation, 3.25%, due
05/01/2041, and with a value of $9,661,003.

$ 9,470,453	$ 9,470,453

Total Repurchase Agreement (cost $9,470,453)	9,470,453

Total Investment Securities (cost $427,263,663) (D)	427,442,155
Other Assets and Liabilities - Net	(6,547,988)

Net Assets	$ 420,894,167

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $7,872,611. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $427,263,663. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,365,890 and $3,187,398, respectively. Net unrealized appreciation for tax purposes is $178,492.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $47,620,249, or 11.31% of the portfolio’s net assets.
GMTN	Global Medium Term Note
MTN	Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$49,359,847	$—	$49,359,847
U.S. Government Agency Obligations	—	54,451,057	—	54,451,057
Foreign Government Obligations	—	2,058,445	—	2,058,445
Mortgage-Backed Securities	—	68,896,236	—	68,896,236
Asset-Backed Securities	—	111,005,746	—	111,005,746
Corporate Debt Securities	—	120,790,554	—	120,790,554
Convertible Bond	—	3,374,012	—	3,374,012
Securities Lending Collateral	8,035,805	—	—	8,035,805
Repurchase Agreement	—	9,470,453	—	9,470,453
Total Investment Securities	$8,035,805	$419,406,350	$—	$427,442,155

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(8,035,805)	$—	$(8,035,805)
Total Other Liabilities	$—	$(8,035,805)	$—	$(8,035,805)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 95.6%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043 (A)	$ 6,463,499	$ 5,435,906
0.75%, 02/15/2042	10,436,914	9,187,741
1.75%, 01/15/2028	8,986,017	10,067,852
2.00%, 01/15/2026	3,743,582	4,322,961
2.13%, 02/15/2040 - 02/15/2041	11,298,282	13,745,879
2.38%, 01/15/2025 - 01/15/2027	22,747,357	27,178,113
2.50%, 01/15/2029 (A)	7,500,883	9,251,874
3.38%, 04/15/2032 (A)	932,055	1,309,173
3.63%, 04/15/2028	7,613,310	10,566,444
3.88%, 04/15/2029	9,859,971	14,210,683
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2023	117,545,261	118,035,086
0.50%, 04/15/2015	18,730,599	19,197,403
0.63%, 07/15/2021	192,228	198,385
1.13%, 01/15/2021	10,832,989	11,585,373
1.25%, 07/15/2020	5,694,309	6,185,443
1.38%, 07/15/2018 - 01/15/2020	7,063,786	7,702,231
1.63%, 01/15/2015	2,667,245	2,773,311
1.88%, 07/15/2015	6,731,228	7,155,612
1.88%, 07/15/2019 (B)	4,438,327	5,003,868
2.00%, 07/15/2014 - 01/15/2016	2,637,682	2,832,772
2.13%, 01/15/2019	1,484,254	1,678,482
2.50%, 07/15/2016	8,560,088	9,462,244
U.S. Treasury Note 1.75%, 05/15/2023 (A)	175,000	163,898

Total U.S. Government Obligations (cost $302,973,999)		297,250,734

FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
Hellenic Republic Government Bond 4.40%, 10/15/2042 (C)	EUR 366,000	5,002
International Bank for Reconstruction & Development Series CPI 2.09%, 12/10/2013 (C)	$ 315,000	311,220
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2016	EUR 7,563,754	9,875,089
2.15%, 09/15/2014	626,333	826,859

Total Foreign Government Obligations (cost $11,087,259)		11,018,170

MORTGAGE-BACKED SECURITY - 0.0% (D)
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3, Class A4 4.55%, 12/10/2041	$ 127,686	128,025

Total Mortgage-Backed Security (cost $122,444)		128,025

STRUCTURED NOTES DEBT - 0.2%
Diversified Financial Services - 0.2%
Bear Stearns Cos. LLC, Series MTN 5.37%, 03/10/2014 (C)	649,000	653,855

Total Structured Notes Debt (cost $639,584)		653,855

	Contracts	Value
PURCHASED OPTIONS - 0.2%
Call Option - 0.1%
Eurodollar, Mid-Curve 2-Year Future Exercise Price $ 98.88 Expires 09/13/2013	350	$109,375
Put Option - 0.1%
30-Year U.S. Treasury Note Future Exercise Price $ 142.00 Expires 08/23/2013	51	336,281

Total Purchased Options (cost $261,604)		445,656

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTION - 0.0% (D) (E) (F)
Call Option - 0.0% (D)
OTC- USD vs. JPY Exercise Price $ 99.00 Expires 09/09/2013 Counterparty: UBS	$ 3,200,000	85,955

Total Purchased Foreign Exchange Option (cost $56,624)		85,955

PURCHASED SWAPTIONS - 0.5% (E) (F)
Call Options - 0.0% (D)
OTC-If exercised the Series receives floating 3 month LIBOR, and pays 2.00%, European Style Expires 05/10/2014 Counterparty: DUB	11,100,000	5,437
OTC-If exercised the Series receives floating 3 month LIBOR, and pays 2.00%, European Style Expires 05/10/2014 Counterparty: DUB	3,700,000	1,812
OTC-If exercised the Series receives floating 3 month LIBOR, and pays 2.00%, European Style Expires 05/13/2014 Counterparty: DUB	1,855,000	896
Put Options - 0.5%
OTC-If exercised the Series receives floating 3 month LIBOR, and pays 2.50%, European Style Expires 06/08/2022 Counterparty: DUB	EUR 3,200,000	506,584
OTC-If exercised the Series receives floating 3 month LIBOR, and pays 3.00%, European Style Expires 03/13/2014 Counterparty: DUB	$ 5,600,000	168,654
OTC-If exercised the Series receives floating 3 month LIBOR, and pays 3.25%, European Style Expires 01/29/2016 Counterparty: DUB	5,600,000	396,076

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Notional Amount	Value
Put Options (continued)
OTC-If exercised the Series receives floating 3 month LIBOR, and pays 3.25%, European Style Expires 02/01/2016 Counterparty: DUB	$ 5,600,000	$ 396,640
OTC-If exercised the Series receives floating 3 month LIBOR, and pays 3.90%, European Style Expires 09/19/2013 Counterparty: CITI	3,600,000	1,841

Total Purchased Swaptions (cost $1,095,436)		1,477,940

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.0% (D)
BlackRock Provident TempFund 24 (G)	30,443	30,443

Total Short-Term Investment Company (cost $30,443)		30,443

SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (H)	9,362,335	9,362,335

Total Securities Lending Collateral (cost $9,362,335)		9,362,335

Total Investment Securities (cost $325,629,728) (I)		320,453,113
Other Assets and Liabilities - Net		(9,636,975)

Net Assets		$ 310,816,138

	Contracts	Value
WRITTEN OPTIONS - (0.1%)
Call Option - (0.0%) (D)
Eurodollar, Mid-Curve 2-Year Future Exercise Price $ 99.13 Expires 09/13/2013	699	$ (56,794)

Put Options - (0.1%)
30-Year U.S. Treasury Note Future Exercise Price $ 132.00 Expires 08/23/2013	51	(45,422)
30-Year U.S. Treasury Note Future Exercise Price $ 138.00 Expires 08/23/2013	51	(177,703)

Total Written Options (premiums $(156,256))		(279,919)

	Notional Amount	Value
WRITTEN FOREIGN EXCHANGE OPTIONS - (0.0%) (D) (E) (F)
Call Options - (0.0%) (D)
OTC-EUR vs. USD Exercise Price EUR 1.32 Expires 07/03/2013 Counterparty: DUB	EUR 3,905,000	(4,712)

		(4,712)

Put Options - (0.0%) (D)
OTC-AUD vs. NOK Exercise Price AUD 5.20 Expires 09/19/2013 Counterparty: DUB	AUD 1,700,000	(9,557)
OTC-USD vs. JPY Exercise Price $ 93.00 Expires 09/09/2013 Counterparty: UBS	$ 3,200,000	(21,049)
OTC-USD vs. JPY Exercise Price $ 96.00 Expires 08/06/2013 Counterparty: DUB	5,000,000	(37,310)

		(67,916)

Total Written Foreign Exchange Options (cost $(176,481))		(72,628)

WRITTEN INFLATION CAP OPTIONS: (E) (F)
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Cap-OTC Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	DUB	2.50	HICP Index	04/26/2022	EUR 1,070,000	$(74,168)	$(32,362)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

WRITTEN SWAPTIONS: (E) (F)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call-OTC 10-Year Interest Rate Swap	CITI	3-Month USD LIBOR BBA	Receive	2.15%	09/09/2013	$ 3,600,000	$(81,072)	$(4,567)
Call-OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.00	12/06/2013	7,200,000	(10,800)	(3,438)
Call-OTC 5-Year Interest Rate Swap	CITI	3-Month USD LIBOR BBA	Receive	1.00	10/17/2014	9,600,000	(44,160)	(4,823)
Call-OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.25	06/27/2014	4,500,000	(47,362)	(8,133)
Call-OTC 5-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Receive	1.25	08/18/2014	8,000,000	(55,200)	(14,163)
Call-OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.40	02/13/2015	6,000,000	(47,766)	(14,290)
Put-OTC 20-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR	Pay	4.50	06/08/2022	EUR 3,200,000	(150,269)	(203,967)
Put-OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.00	12/06/2013	$ 7,200,000	(25,200)	(69,782)
Put-OTC 5-Year Interest Rate Swap	CITI	3-Month USD LIBOR BBA	Pay	2.00	10/17/2014	9,600,000	(77,040)	(287,110)
Put-OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.25	06/27/2014	4,500,000	(47,363)	(78,330)
Put-OTC 5-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Pay	2.25	08/18/2014	8,000,000	(120,000)	(164,651)
Put-OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.40	02/13/2016	6,000,000	(85,434)	(168,270)

							$(791,666)	$(1,021,524)

CENTRALLY CLEARED SWAP AGREEMENTS:

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.39%	06/17/2023	USD	1,200,000	$33,802	$0	$33,802

OVER THE COUNTER SWAP AGREEMENTS: (E) (F)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.98%	03/07/2023	DUB	USD	1,200,000	$(62,673)	$0	$(62,673)
3-Month USD-LIBOR	2.06	02/04/2023	DUB	USD	2,200,000	(91,655)	0	(91,655)
3-Month USD-LIBOR	2.50	03/17/2024	DUB	USD	2,600,000	(111,545)	0	(111,545)

						$(265,873)	$0	$(265,873)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.49%	07/09/2042	DUB	USD	1,000,000	$167,534	$0	$167,534
3-Month USD-LIBOR	2.51	08/10/2042	DUB	USD	1,000,000	165,930	0	165,930
3-Month USD-LIBOR	2.72	08/21/2042	DUB	USD	700,000	88,343	0	88,343

						$421,807	$0	$421,807

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	213	09/19/2013	$(504,162)
2-Year U.S. Treasury Note	Short	(24)	09/30/2013	10,250
5-Year U.S. Treasury Note	Long	12	09/30/2013	11,324
90-Day Eurodollar	Long	63	12/16/2013	9,450
Long U.S. Treasury Bond	Short	(66)	09/19/2013	338,117
U.K. Long Gilt Bond	Short	(7)	09/26/2013	41,126
Ultra Long U.S. Treasury Bond	Short	(59)	09/19/2013	164,295

				$70,400

FORWARD FOREIGN CURRENCY CONTRACTS: (E) (F)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	(4,073,000)	07/23/2013	$(5,316,662)	$14,544
EUR	DUB	(950,000)	07/23/2013	(1,237,501)	817
EUR	GSC	(939,000)	07/23/2013	(1,228,566)	6,202
EUR	UBS	(1,975,000)	07/23/2013	(2,542,666)	(28,334)
EUR	UBS	(905,419)	07/23/2013	(1,171,703)	(6,946)
EUR	UBS	(839,009)	07/23/2013	(1,084,046)	(8,153)
EUR	UBS	(431,737)	07/23/2013	(572,943)	10,920
JPY	RBS	152,316,160	07/17/2013	1,600,000	(64,145)
JPY	GSC	(59,717,000)	08/20/2013	(582,156)	(20,080)

					$(95,175)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS: (E) (F)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
NOK	DUB	4,742,549	07/17/2013	$823,781	$(43,497)
AUD	DUB	(800,000)	07/17/2013	(823,781)	93,085
EUR	DUB	1,233,345	07/10/2013	1,610,317	(4,868)
CHF	DUB	(1,520,000)	07/10/2013	(1,610,317)	943
NOK	DUB	13,891,391	08/20/2013	2,388,520	(105,773)
AUD	DUB	(2,440,000)	08/20/2013	(2,388,520)	165,544
EUR	UBS	1,200,000	07/23/2013	1,595,940	(33,814)
CHF	UBS	(1,477,956)	07/23/2013	(1,595,940)	30,903

					$102,523

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $9,175,738. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $200,681.
(C)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(D)	Percentage rounds to less than 0.1%.
(E)	Cash in the amount of $1,000,000 has been segregated by the broker with the custodian as collateral for open options, swaps, swaptions and/or forward foreign currency contracts.
(F)	Cash in the amount of $80,000 has been segregated by the custodian with the broker as collateral for open options, swaps, swaptions and/or forward foreign currency contracts.
(G)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(H)	Rate shown reflects the yield at June 30, 2013.
(I)	Aggregate cost for federal income tax purposes is $325,629,728. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,886,738 and $10,063,353, respectively. Net unrealized depreciation for tax purposes is $5,176,615.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

DEFINITIONS:

BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
CITI	Citigroup, Inc.
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HICP	Harmonized Index of Consumer Prices
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
NSA	Not Seasonally Adjusted
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$297,250,734	$—	$297,250,734
Foreign Government Obligations	—	11,018,170	—	11,018,170
Mortgage-Backed Security	—	128,025	—	128,025
Structured Notes Debt	—	653,855	—	653,855
Purchased Options	445,656	—	—	445,656
Purchased Foreign Exchange Option	—	85,955	—	85,955
Purchased Swaptions	—	1,477,940	—	1,477,940
Short-Term Investment Company	30,443	—	—	30,443
Securities Lending Collateral	9,362,335	—	—	9,362,335
Total Investment Securities	$9,838,434	$310,614,679	$—	$320,453,113

Derivative Financial Instruments
Forward Foreign Cross Currency Contracts (L)	$—	$290,475	$—	$290,475
Forward Foreign Currency Contracts (L)	—	32,483	—	32,483
Futures Contracts (L)	574,562	—	—	574,562
Interest Rate Swap Agreements (L)	33,802	421,807	—	455,609
Total Derivative Financial Instruments	$608,364	$744,765	$—	$1,353,129

Other Assets (M)
Cash on Deposit with Broker	$80,000	$—	$—	$80,000
Foreign Currency	21,463	—	—	21,463
Total Other Assets	$101,463	$—	$—	$101,463

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Cross Currency Contracts (L)	$—	$(187,952)	$—	$(187,952)
Forward Foreign Currency Contracts (L)	—	(127,658)	—	(127,658)
Futures Contracts (L)	(504,162)	—	—	(504,162)
Interest Rate Swap Agreements (L)	—	(265,873)	—	(265,873)
Written Foreign Exchange Options	—	(72,628)	—	(72,628)
Written Inflation Cap Options	—	(32,362)	—	(32,362)
Written Options	(279,919)	—	—	(279,919)
Written Swaptions	—	(1,021,524)	—	(1,021,524)
Total Derivative Financial Instruments	$(784,081)	$(1,707,997)	$—	$(2,492,078)

Other Liabilities (M)
Cash Deposit due to Broker	$(1,000,000)	$—	$—	$(1,000,000)
Collateral for Securities on Loan	—	(9,362,335)	—	(9,362,335)
Total Other Liabilities	$(1,000,000)	$(9,362,335)	$—	$(10,362,335)

(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(L)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(M)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 11.9%
U.S. Treasury Bond
2.75%, 11/15/2042 (A)	$ 175,000	$ 150,883
2.88%, 05/15/2043 (A)	78,497,000	69,469,845
3.13%, 02/15/2043 (A)	16,385,000	15,294,382
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	6,205,955	5,463,177
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	18,321,569	17,764,758
U.S. Treasury Note
0.38%, 06/30/2015 (B)	865,000	865,338
1.38%, 06/30/2018 (B)	1,525,000	1,524,166
1.63%, 11/15/2022 (A)	240,000	224,044
1.75%, 05/15/2023 (A)	57,875,000	54,203,526

Total U.S. Government Obligations (cost $174,444,244)		164,960,119

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.7%
Fannie Mae
Zero Coupon, 10/09/2019	5,460,000	4,586,400
1.46%, 08/01/2037 (C)	11,098	11,839
2.02%, 01/01/2035 (C)	50,333	53,189
2.03%, 08/01/2034 (C)	23,914	25,114
2.74%, 08/01/2035 (C)	123,616	131,374
2.95%, 03/01/2041 (C)	948,209	989,795
3.00%, 02/01/2028 - 06/01/2043	63,844,471	62,578,115
3.16%, 03/01/2041 (C)	1,167,080	1,216,927
3.27%, 12/01/2040 (C)	1,908,217	1,992,371
3.33%, 06/01/2041 (C)	2,033,319	2,118,552
3.50%, 07/01/2027	19,379,008	20,205,959
3.50%, 09/01/2041 (C)	1,485,504	1,554,702
4.00%, 01/01/2025 - 10/01/2042	23,609,014	24,794,125
4.50%, 02/01/2025 - 08/01/2042	21,743,192	23,065,529
5.00%, 11/01/2032 - 01/01/2042	37,125,913	40,088,774
5.50%, 07/01/2014 - 04/01/2041	3,849,492	4,208,900
6.00%, 02/01/2034 - 12/01/2038	5,939,939	6,574,578
6.00%, 04/01/2035 (C)	10,441,639	11,652,114
6.50%, 05/01/2040	8,153,770	9,033,643
7.00%, 01/01/2015 - 09/01/2016	13,508	14,034
7.00%, 01/01/2016 (C)	31,948	33,431
Fannie Mae, IO
2.53%, 01/25/2022 (C)	5,504,730	794,498
Fannie Mae, TBA
2.50%	13,800,000	13,849,593
3.00%	17,400,000	17,789,204
3.50%	15,100,000	15,304,422
4.00%	16,100,000	16,737,082
4.50%	28,100,000	29,746,367
5.00%	6,200,000	6,672,266
5.50%	8,900,000	9,660,672
6.00%	700,000	761,250
Farmer Mac Guaranteed Notes Trust Series 2007-1
5.13%, 04/19/2017 - 144A	900,000	1,024,519
Freddie Mac
2.07%, 02/01/2037 - 04/01/2037 (C)	293,343	309,591
2.15%, 05/01/2037 (C)	131,168	138,421
2.55%, 01/01/2038 (C)	408,315	433,963

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
2.62%, 01/25/2023	$ 5,310,000	$ 5,022,787
2.62%, 05/01/2037 (C)	134,474	142,381
2.64%, 12/01/2034 (C)	31,386	33,305
2.64%, 01/25/2023	3,015,000	2,872,005
2.68%, 10/25/2022	2,620,000	2,511,113
2.86%, 09/01/2035 (C)	2,073,507	2,194,441
3.00%, 03/01/2043 - 04/01/2043	30,755,158	30,024,161
3.05%, 02/01/2041 (C)	1,599,658	1,673,314
4.00%, 10/01/2040	983,402	1,030,305
4.50%, 10/01/2041	13,570,375	14,287,977
5.00%, 03/01/2038	11,408,826	12,184,118
5.50%, 06/15/2015 - 12/01/2016	1,714,952	1,750,540
5.63%, 06/13/2016	9,195,000	10,437,373
6.00%, 09/01/2013 - 05/01/2031	1,287,343	1,429,263
6.02%, 09/01/2037 (C)	41,394	44,682
Freddie Mac, IO
1.03%, 10/25/2022 (C)	18,407,921	1,194,011
1.51%, 11/25/2019 (C)	58,422,705	4,149,648
1.65%, 06/25/2022 (C)	19,686,161	2,046,455
1.69%, 12/25/2018 (C)	10,232,866	735,446
1.91%, 05/25/2019 (C)	7,980,791	695,263
Freddie Mac, TBA
3.50%	36,000,000	36,360,000
4.00%	11,800,000	12,244,805
4.50%	2,200,000	2,316,531
5.50%	4,700,000	5,056,172
FREMF Mortgage Trust
3.68%, 08/25/2045 - 144A (C)	1,645,000	1,575,777
3.78%, 10/25/2045 - 144A (C)	1,240,000	1,119,075
4.16%, 11/25/2044 - 144A (C)	319,700	295,993
Ginnie Mae
4.00%, 02/20/2041 - 09/15/2042	18,956,850	19,928,283
4.50%, 05/20/2041 - 02/15/2042	33,595,127	36,032,721
5.00%, 12/15/2038 - 12/15/2040	3,835,399	4,155,616
6.50%, 12/20/2031	33,461	37,959
Ginnie Mae, IO
1.01%, 02/16/2053 (C)	10,367,382	869,004
Ginnie Mae, TBA
3.00%	3,230,000	3,193,158
3.50%	22,100,000	22,680,123
4.00%	3,300,000	3,463,453
4.50%	4,900,000	5,199,168
5.00%	11,100,000	11,970,656
5.50%	4,500,000	4,899,024
Resolution Funding Corp., Interest STRIPS
Zero Coupon, 07/15/2018 (A)	1,200,000	1,100,879
Zero Coupon, 10/15/2018	1,200,000	1,099,403
Tennessee Valley Authority
5.25%, 09/15/2039	7,500,000	8,438,452
5.98%, 04/01/2036	440,000	548,248
U.S. Small Business Administration
Series P10A, Class 1
4.50%, 02/01/2014	157,970	160,696

Total U.S. Government Agency Obligations (cost $611,642,715)		605,355,097

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.4%
Argentine Republic Government International Bond
2.50%, 12/31/2038 (A) (D)	$ 1,350,000	$ 438,750
Brazilian Government International Bond
7.13%, 01/20/2037	670,000	797,300
Italy Buoni Poliennali del Tesoro
3.75%, 04/15/2016	EUR 19,080,000	25,668,205
5.25%, 08/01/2017	3,810,000	5,339,890
Mexico Government International Bond
5.13%, 01/15/2020	$ 3,605,000	3,961,895
5.63%, 01/15/2017	1,693,000	1,881,769
Poland Government International Bond
5.13%, 04/21/2021	1,465,000	1,593,188
6.38%, 07/15/2019	490,000	571,492
Series 2013-NPL1, Class A
5.00%, 03/23/2022	1,200,000	1,290,000
Republic of South Africa
5.50%, 03/09/2020	1,185,000	1,248,694
Russian Federation
7.50%, 03/31/2030 - Reg S (D)	2,685,725	3,145,655
South Africa Government International Bond
4.67%, 01/17/2024 (A)	1,060,000	1,012,300

Total Foreign Government Obligations (cost $47,772,885)		46,949,138

MORTGAGE-BACKED SECURITIES - 13.1%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.03%, 02/25/2035 (C)	19,847	19,492
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1
0.38%, 09/25/2046 (C)	1,055,827	714,932
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.69%, 03/20/2035 (C)	328,611	326,649
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.49%, 11/15/2015 - 144A (C)	3,588,283	3,591,068
Series 2010-UB4, Class A4A
5.03%, 12/20/2041 - 144A (C)	3,479,310	3,595,519
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (C)	245,000	256,159
Series 2007-3, Class A2
5.86%, 06/10/2049 (C)	247,479	247,463
Series 2007-3, Class A4
5.86%, 06/10/2049 (C)	4,240,000	4,747,732
Series 2007-3, Class AM
5.86%, 06/10/2049 (C)	1,755,000	1,897,952
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class 4A1
5.25%, 03/25/2035 (C)	1,694,005	1,606,052
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
3.08%, 11/25/2034 (C)	124,331	105,691
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.45%, 12/11/2040 (C)	610,000	652,192
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.40%, 12/25/2046 (C)	552,384	70,403

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (C)	$ 960,000	$ 1,038,852
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	2,050,000	2,220,968
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	1,560,000	1,464,902
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	2,110,000	2,035,833
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.43%, 05/15/2045 (C)	10,008,400	1,277,712
Series 2013-LC6, Class XA
1.96%, 01/10/2046 (C)	41,273,487	4,237,301
Commercial Mortgage Trust
Series 2005-GG3, Class A3
4.57%, 08/10/2042	2,532,830	2,530,859
Series 2007-GG11, Class A4
5.74%, 12/10/2049	870,000	974,363
Countrywide Alternative Loan Trust
Series 2005-36, Class 2A1A
0.50%, 08/25/2035 (C)	1,731,683	1,182,514
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	3,553,613	3,035,653
Series 2005-51, Class 3A3A
0.51%, 11/20/2035 (C)	1,520,454	1,130,308
Series 2006-OA21, Class A1
0.38%, 03/20/2047 (C)	4,237,894	2,980,943
Series 2007-22, Class 2A16
6.50%, 09/25/2037	10,608,105	8,165,398
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	2,565,438	1,903,906
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
3.15%, 02/25/2034 (C)	171,126	164,153
Series 2004-23, Class A
2.44%, 11/25/2034 (C)	103,218	78,111
Series 2005-3, Class 1A2
0.48%, 04/25/2035 (C)	313,400	265,039
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR5, Class 7A2
2.66%, 06/25/2034 (C)	347,526	341,620
Series 2005-C3, Class AJ
4.77%, 07/15/2037	380,000	392,876
Credit Suisse Mortgage Capital Certificates
Series 2007-C2, Class A2
5.45%, 01/15/2049 (C)	75,347	75,283
Series 2007-TF2A, Class A3
0.46%, 04/15/2022 - 144A (C)	1,655,000	1,564,046
Series 2011-4R, Class 5A1
2.69%, 05/27/2036 - 144A (C)	3,215,477	3,095,044
DBRR Trust
Series 2011-C32, Class A3A
5.94%, 06/17/2049 - 144A (C)	1,500,000	1,681,244
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	6,567,045	6,579,943

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A3
5.24%, 06/26/2035 - 144A (C)	$ 1,270,000	$ 1,296,272
Extended Stay America Trust
Series 2013-ESH5, Class C5
2.68%, 12/05/2031 - 144A	1,210,000	1,177,128
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	1,630,000	1,582,014
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A8
0.56%, 02/25/2037 (C)	385,552	237,194
FREMF Mortgage Trust
Series 2013-K713, Class B
3.17%, 04/25/2046 - 144A (C)	255,000	233,461
GMAC Mortgage Corp., Loan Trust
Series 2003-AR2, Class 1A1
3.88%, 12/19/2033 (C)	34,712	32,576
Series 2005-AR1, Class 3A
3.43%, 03/18/2035 (C)	111,626	105,764
Greenpoint Mortgage Funding Trust
Series 2006-AR4, Class A1A
0.35%, 09/25/2046 (C)	6	6
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (C)	1,175,000	1,258,733
Series 2007-GG9, Class AM
5.48%, 03/10/2039	630,000	662,228
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A
4.75%, 07/10/2039	3,175,000	3,334,871
Series 2012-SHOP, Class C
3.63%, 06/05/2031 - 144A	410,000	405,741
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (C)	3,320,000	2,838,743
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.93%, 02/10/2046 (C)	40,793,808	4,590,976
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (C)	13,005,000	884,635
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	1,740,000	1,634,199
Series 2006-GG8, Class AM
5.59%, 11/10/2039	710,000	770,288
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1
2.97%, 01/25/2035 (C)	2,353,342	2,283,133
Impac CMB Trust
Series 2004-6, Class 1A1
0.99%, 10/25/2034 (C)	62,483	52,838
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 4A1
5.06%, 09/25/2036 (C)	1,837,072	1,451,270
Series 2007-AR7, Class 1A1
3.21%, 09/25/2037 (C)	623,056	550,491
IndyMac Index Mortgage Loan Trust
Series 2005-AR14, Class 2A1A
0.49%, 07/25/2035 (C)	1,486,520	1,245,108

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
IndyMac Index Mortgage Loan Trust (continued)
Series 2007-AR15, Class 2A1
4.59%, 08/25/2037 (C)	$ 1,017,195	$ 830,991
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	1,260,827	1,277,717
Series 2006-CB14, Class AM
5.63%, 12/12/2044 (C)	2,000,000	2,165,466
Series 2006-LDP9, Class AM
5.37%, 05/15/2047	590,000	622,523
Series 2007-CB18, Class A3
5.45%, 06/12/2047	1,221,740	1,253,264
Series 2007-LD11, Class ASB
6.00%, 06/15/2049 (C)	1,473,440	1,588,953
Series 2013-C10, Class C
4.30%, 12/15/2047 (C)	420,000	389,830
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.21%, 06/15/2045 (C)	9,799,007	1,038,842
Series 2013-LC11, Class XA
1.73%, 04/15/2046 (C)	10,724,738	1,096,529
Series 2013-LC11, Class XB
0.73%, 04/15/2046 (C)	1,908,000	88,838
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.74%, 02/25/2034 (C)	206,058	201,793
Series 2006-A2, Class 5A1
2.89%, 11/25/2033 (C)	159,928	157,518
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	773,529	691,039
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (C)	1,280,000	1,343,828
Series 2007-C2, Class A3
5.43%, 02/15/2040	9,658,000	10,593,619
Series 2007-C7, Class A3
5.87%, 09/15/2045 (C)	4,772,018	5,318,863
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
2.67%, 11/25/2035 - 144A (C)	803,777	525,801
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.83%, 10/25/2028 (C)	80,169	78,539
Series 2004-A1, Class 2A1
2.56%, 02/25/2034 (C)	345,427	340,010
Series 2004-A3, Class 4A3
5.07%, 05/25/2034 (C)	223,074	219,321
Series 2005-A3, Class A1
0.46%, 04/25/2035 (C)	73,314	69,689
Series 2005-A4, Class 2A2
2.67%, 07/25/2035 (C)	352,798	309,775
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (C)	1,760,000	1,815,018
Morgan Stanley Capital I Trust
Series 1998-WF2, Class G
6.34%, 07/15/2030 - 144A (C)	695,185	709,965
Series 2007-HQ12, Class AM
5.76%, 04/12/2049 (C)	2,855,000	3,038,853

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	$ 1,090,000	$ 1,167,785
Series 2007-IQ15, Class A2
6.05%, 06/11/2049 (C)	1,411,484	1,434,473
Series 2007-IQ15, Class AM
6.09%, 06/11/2049 (C)	1,980,000	2,131,927
Morgan Stanley Capital I Trust, IO
Series 2012-C4, Class XA
2.87%, 03/15/2045 - 144A (C)	17,968,566	2,382,326
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A2
2.64%, 10/25/2034 (C)	330,632	329,903
Series 2006-3AR, Class 2A3
2.80%, 03/25/2036 (C)	684,170	501,307
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	1,782,312	1,798,459
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	1,120,000	1,087,576
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	2,352,193	2,381,595
Morgan Stanley Re-REMIC Trust, IO
Series 2012-C4, Class XA
1.00%, 03/27/2051 - 144A	1,090,284	1,089,303
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	3,735,000	3,656,248
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1
6.50%, 10/25/2034 - 144A (C)	132,251	135,508
Prime Mortgage Trust
Series 2006-DR1, Class 2A2
6.00%, 05/25/2035 - 144A	716,758	734,847
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.59%, 01/11/2037 - 144A (C)	4,200,000	3,497,836
RALI Trust
Series 2007-QO1, Class A1
0.34%, 02/25/2047 (C)	729,920	546,336
Series 2007-QO4, Class A1A
0.38%, 05/25/2047 (C)	1,426,956	1,118,681
RBSCF Trust Series 2010-RR3, Class WBTA 6.12%, 04/16/2017 - 144A (C)	7,423,133	8,196,267
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 1A4 0.64%, 01/25/2037 (C)	641,920	433,925
S2 Hospitality LLC Series 2012-LV1, Class A 4.50%, 04/15/2025 - 144A	1,044,890	1,043,663
STRIPs, Ltd. Series 2012-1A, Class A 1.50%, 12/25/2044 - 144A	3,557,257	3,518,127
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.61%, 01/25/2035 (C)	608,393	556,657
Series 2005-15, Class 1A1
2.52%, 07/25/2035 (C)	866,139	709,261

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust (continued)
Series 2007-3, Class 3A1
5.16%, 04/25/2047 (C)	$ 2,583,247	$ 1,951,070
Structured Asset Mortgage Investments, Inc. Series 2003-AR4, Class A1 0.89%, 01/19/2034 (C)	87,431	83,557
Voyager BRSTN Delaware Trust, IO Series 2009-1, Class UAU7 0.45%, 12/26/2036 - 144A (C)	537,021	437,494
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AJ 6.12%, 02/15/2051 (C)	2,125,000	2,010,847
WaMu Alternative Mortgage Pass-Through Certificates Series 2006-AR3, Class A1A 1.14%, 05/25/2046 (C)	1,997,390	1,281,921
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class 2A1A
0.48%, 07/25/2045 (C)	90,559	83,719
Series 2006-AR14, Class 1A3
2.38%, 11/25/2036 (C)	1,584,355	1,298,243
Series 2007-OA6, Class 1A1B
0.98%, 07/25/2047 (C)	1,933,548	533,400
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75%, 08/20/2021 - 144A	2,174,316	2,175,621
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class A4 3.04%, 03/15/2045	2,430,000	2,280,416
WF-RBS Commercial Mortgage Trust, IO Series 2012-C10, Class XA 1.99%, 12/15/2045 - 144A (C)	15,334,629	1,746,936

Total Mortgage-Backed Securities (cost $183,137,874)		180,977,662

ASSET-BACKED SECURITIES - 14.2%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	1,650,000	1,709,032
Series 2012-2, Class C
2.64%, 10/10/2017	1,400,000	1,421,468
Series 2012-3, Class C
2.42%, 05/08/2018	1,350,000	1,366,583
Series 2012-4, Class B
1.31%, 11/08/2017	785,000	783,492
Series 2012-4, Class C
1.93%, 08/08/2018	1,235,000	1,221,222
Series 2012-5, Class C
1.69%, 11/08/2018	1,475,000	1,451,341
Amortizing Residential Collateral Trust Series 2002-BC5, Class M1 1.23%, 07/25/2032 (C)	263,707	231,357
AUTO Asset-Backed Securities Srl Series 2012-2, Class A 2.80%, 04/27/2025 - Reg S	EUR 2,021,773	2,656,095

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust Series 2013-1, Class C 1.74%, 10/22/2018	$ 2,130,000	$ 2,089,879
Chase Funding Trust Series 2003-4, Class 1A5 5.42%, 05/25/2033 (C)	1,020,740	1,073,077
Chesapeake Funding LLC
Series 2012-1A, Class B
1.79%, 11/07/2023 - 144A (C)	1,235,000	1,240,655
Series 2012-1A, Class C
2.19%, 11/07/2023 - 144A (C)	795,000	798,627
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.68%, 12/01/2033 (C)	494,399	508,006
Series 2002-2, Class A2
6.03%, 03/01/2033 (C)	880,465	908,114
Countrywide Home Equity Loan Trust Series 2006-RES, Class 4Q1B 0.49%, 12/15/2033 - 144A (C)	270,887	204,661
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	1,780,000	1,783,635
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	1,060,000	1,051,834
DT Auto Owner Trust
Series 2011-3A, Class C
4.03%, 02/15/2017 - 144A	1,010,000	1,017,812
Series 2012-1A, Class B
2.26%, 10/16/2017 - 144A	1,360,000	1,363,959
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	810,000	817,153
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	1,750,000	1,793,162
Series 2012-2A, Class B
1.85%, 04/17/2017 - 144A	260,000	260,384
Ford Credit Auto Owner Trust Series 2013-B, Class D 1.82%, 11/15/2019	1,210,000	1,182,298
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A	1,260,000	1,263,427
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A	670,000	672,663
Series 2011-2, Class C
2.37%, 09/15/2015	1,600,000	1,605,752
Series 2011-2, Class D
2.86%, 09/15/2015	1,110,000	1,115,892
Series 2012-1, Class C
1.69%, 01/15/2016 (C)	1,955,000	1,965,837
Series 2012-1, Class D
2.29%, 01/15/2016 (C)	1,830,000	1,845,185
Series 2012-2, Class C
2.86%, 01/15/2019	455,000	472,076
Series 2012-2, Class D
3.50%, 01/15/2019	815,000	859,165
Series 2012-4, Class C
1.39%, 09/15/2016	910,000	913,165
Series 2012-4, Class D
2.09%, 09/15/2016	1,595,000	1,607,436

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	$ 670,000	$ 669,732
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	1,345,000	1,346,211
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	3,550,000	3,503,495
Series 2013-T2, Class B2
1.50%, 05/16/2044 - 144A	440,000	439,032
Series 2013-T3, Class A3
1.79%, 05/15/2046 - 144A	6,720,000	6,636,000
Hyundai Auto Receivables Trust Series 2012-A, Class D 2.61%, 05/15/2018	2,235,000	2,273,522
JG Wentworth XX LLC Series 2010-1A, Class A 5.56%, 07/15/2059 - 144A	7,509,319	8,594,356
JG Wentworth XXI LLC Series 2010-2A, Class A 4.07%, 01/15/2048 - 144A	577,153	609,813
JG Wentworth XXII LLC Series 2010-3A, Class A 3.82%, 12/15/2048 - 144A	1,929,987	2,019,511
Lehman XS Trust Series 2007-2N, Class 3A1 0.34%, 02/25/2037 (C) (E)	5	5
Nationstar Agency Advance Funding Trust Series T2A, Class AT2 1.89%, 02/18/2048 - 144A	3,680,000	3,553,040
Nationstar Mortgage Advance Receivable Trust
Series 2013-T1A, Class A1
1.08%, 06/20/2044 - 144A	3,770,000	3,765,954
Series 2013-T2A, Class A2
1.68%, 06/20/2046 - 144A	5,365,000	5,359,254
Nelnet Student Loan Trust
Series 2006-1, Class A5
0.38%, 08/23/2027 (C)	2,230,000	2,158,138
Series 2008-3, Class A4
1.92%, 11/25/2024 (C)	2,500,000	2,615,467
PFS Financing Corp. Series 2012-AA, Class A 1.39%, 02/15/2016 - 144A (C)	1,970,000	1,977,354
RAAC Series Series 2007-RP4, Class A 0.54%, 06/25/2037 - 144A (C)	1,164,321	889,484
Renaissance Home Equity Loan Trust Series 2007-2, Class AF6 5.88%, 06/25/2037 (C)	1,471,862	824,533
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	756,933	759,410
Series 2012-1, Class B
2.72%, 05/16/2016	1,000,000	1,018,029
Series 2012-1, Class C
3.78%, 11/15/2017	1,345,000	1,396,207
Series 2012-2, Class C
3.20%, 02/15/2018	4,455,000	4,587,910
Series 2012-3, Class B
1.94%, 12/15/2016	3,285,000	3,313,928

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-3, Class C
3.01%, 04/16/2018	$ 4,475,000	$ 4,595,821
Series 2012-4, Class C
2.94%, 12/15/2017	1,400,000	1,422,569
Series 2012-5, Class B
1.56%, 08/15/2018	750,000	755,969
Series 2012-5, Class C
2.70%, 08/15/2018	355,000	357,234
Series 2012-6, Class B
1.33%, 05/15/2017	1,555,000	1,561,694
Series 2012-6, Class C
1.94%, 03/15/2018	1,070,000	1,062,156
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	3,780,000	3,776,874
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	7,060,000	6,919,873
Series 2013-2, Class B
1.33%, 03/15/2018	3,740,000	3,726,820
Series 2013-2, Class C
1.95%, 03/15/2019	6,130,000	5,990,898
Series 2013-3, Class B
1.19%, 05/15/2018	3,320,000	3,290,691
Scholar Funding Trust
Series 2011-A, Class A
1.18%, 10/28/2043 - 144A (C)	1,569,454	1,547,262
Series 2013-A, Class A
0.84%, 01/30/2045 - 144A (C)	6,809,468	6,760,050
Securitized Asset Backed Receivables LLC Series 2007-BR3, Class A2B 0.41%, 04/25/2037 (C)	2,443,781	1,345,353
SLC Private Student Loan Trust Series 2006-A, Class A5 0.45%, 07/15/2036 (C)	3,935,000	3,802,977
SLC Student Loan Trust Series 2008-1, Class A4A 1.87%, 12/15/2032 (C)	400,000	409,308
SLM Student Loan Trust
Series 2004-B, Class A2
0.47%, 06/15/2021 (C)	3,118,708	3,057,147
Series 2008-5, Class A4
1.98%, 07/25/2023 (C)	2,445,000	2,526,000
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	595,000	626,982
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	1,930,000	2,090,999
Series 2012-A, Class A1
1.59%, 08/15/2025 - 144A (C)	1,104,820	1,116,590
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	3,340,000	3,550,610
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	2,555,000	2,669,801
Series 2012-C, Class A1
1.29%, 08/15/2023 - 144A (C)	2,279,348	2,291,782
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	4,850,000	5,018,499
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	5,720,000	5,869,103

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2012-E, Class A1
0.94%, 10/16/2023 - 144A (C)	$ 2,050,454	$ 2,051,978
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	1,535,000	1,452,623
SpringCastle America Funding LLC Series 2013-1A, Class A 3.75%, 04/03/2021 - 144A	7,800,040	7,803,940
Structured Asset Securities Corp.
Series 2003-AL2, Class A
3.36%, 01/25/2031 - 144A	2,232,766	2,189,140
Series 2007-TC1, Class A
0.49%, 04/25/2031 - 144A (C)	1,346,022	1,294,966
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	4,000,000	3,978,348
Series 2012-D, Class A
2.15%, 04/17/2023	4,780,000	4,636,524

Total Asset-Backed Securities (cost $197,811,191)		197,115,410

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
New York City Water & Sewer System
5.38%, 06/15/2043	1,670,000	1,802,347
5.50%, 06/15/2043	2,000,000	2,182,480

Total Municipal Government Obligations (cost $3,618,052)		3,984,827

PREFERRED CORPORATE DEBT SECURITIES - 0.3%
Capital Markets - 0.0% (F)
State Street Capital Trust IV 1.27%, 06/15/2037 (C)	290,000	235,123
Commercial Banks - 0.1%
Fifth Third Capital Trust IV 6.50%, 04/15/2037 (A) (C)	2,125,000	2,117,031
Diversified Financial Services - 0.1%
Lehman Brothers Holdings Capital Trust VII, Series MTN 5.86%, 08/01/2013 (E) (G) (H) (I)	1,945,000	389
ZFS Finance USA Trust V 6.50%, 05/09/2037 - 144A (C)	1,067,000	1,136,355
Insurance - 0.1%
MetLife Capital Trust IV 7.88%, 12/15/2037 - 144A	1,240,000	1,476,725

Total Preferred Corporate Debt Securities (cost $6,713,229)		4,965,623

CORPORATE DEBT SECURITIES - 26.9%
Auto Components - 0.1%
BorgWarner, Inc. 4.63%, 09/15/2020	1,185,000	1,244,627
Automobiles - 0.0% (F)
Jaguar Land Rover Automotive PLC 8.25%, 03/15/2020 - Reg S	GBP 110,000	181,525
Building Products - 0.0% (F)
Eco-Bat Finance PLC 7.75%, 02/15/2017 - Reg S (A)	EUR 110,000	144,613

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Capital Markets - 0.7%
Goldman Sachs Group, Inc.
3.63%, 01/22/2023 (A)	$ 3,470,000	$ 3,320,002
5.75%, 01/24/2022	1,181,000	1,302,658
Morgan Stanley
2.13%, 04/25/2018	3,385,000	3,239,550
3.80%, 04/29/2016	1,045,000	1,086,864
Chemicals - 0.8%
CF Industries, Inc. 7.13%, 05/01/2020	4,340,000	5,192,228
LyondellBasell Industries NV 5.00%, 04/15/2019	5,402,000	5,877,895
Rain CII Carbon LLC / CII Carbon Corp. 8.50%, 01/15/2021 - Reg S (A)	EUR 130,000	169,214
Commercial Banks - 1.4%
ABN Amro Bank NV, Series EMTN 6.38%, 04/27/2021 - Reg S	380,000	544,585
Caixa Economica Federal
2.38%, 11/06/2017 - 144A	$ 1,650,000	1,522,125
3.50%, 11/07/2022 - 144A	875,000	735,000
Canadian Imperial Bank of Commerce 2.60%, 07/02/2015 - 144A	2,420,000	2,510,750
Commerzbank AG, Series EMTN 6.38%, 03/22/2019 (A)	EUR 1,000,000	1,347,207
Discover Bank 8.70%, 11/18/2019	$ 354,000	452,225
Eksportfinans ASA 5.50%, 05/25/2016 (A)	1,770,000	1,843,898
Glitnir Banki HF 6.33%, 07/28/2011 - 144A (G)	290,000	83,375
HSBC Bank Brasil SA - Banco Multiplo 4.00%, 05/11/2016 - 144A	5,850,000	5,996,250
KFW 1.38%, 07/15/2013	3,000,000	3,001,080
Landsbanki Islands HF 6.10%, 08/25/2011 - 144A (G) (I)	320,000	24,800
Russian Agricultural Bank OJSC Via RSHB Capital SA 6.30%, 05/15/2017 - 144A	170,000	180,404
Sberbank of Russia Via SB Capital SA 6.13%, 02/07/2022 - Reg S	1,370,000	1,429,869
Commercial Services & Supplies - 0.3%
EC Finance PLC 9.75%, 08/01/2017 - Reg S	EUR 124,000	173,946
GCL Holdings SCA 9.38%, 04/15/2018 - Reg S	110,000	152,488
Odeon & UCI Finco PLC, Series EMTN 9.00%, 08/01/2018 - Reg S	GBP 105,000	168,084
Servus Luxembourg Holding SCA, Series EMTN 7.75%, 06/15/2018 - Reg S	EUR 100,000	127,887
United Rentals North America, Inc. 7.63%, 04/15/2022	$ 3,320,000	3,593,900

	Principal	Value
Commercial Services & Supplies (continued)
Verisure Holding AB, Series EMTN 8.75%, 12/01/2018 - Reg S (A)	EUR 110,000	$ 148,193
Communications Equipment - 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp 3.85%, 04/15/2023 (A)	$ 1,550,000	1,461,582
Construction Materials - 0.0% (F)
Buzzi Unicem SpA 6.25%, 09/28/2018 - Reg S	EUR 230,000	316,085
Consumer Finance - 0.1%
Discover Financial Services 3.85%, 11/21/2022	$ 1,136,000	1,066,803
SLM Corp, Series MTN 4.63%, 09/25/2017	369,000	363,465
Unique Pub Finance Co. PLC Series A4 5.66%, 06/30/2027	GBP 97,000	136,514
Containers & Packaging - 0.2%
Ardagh Glass Finance PLC 8.75%, 02/01/2020 - Reg S	EUR 62,000	82,316
Ardagh Packaging Finance PLC 9.25%, 10/15/2020 - Reg S	100,000	136,348
Rock Tenn Co.
3.50%, 03/01/2020	$ 666,000	651,696
4.00%, 03/01/2023	1,690,000	1,628,379
Distributors - 0.2%
Glencore Funding LLC 2.50%, 01/15/2019 - 144A	2,755,000	2,492,473
Diversified Financial Services - 4.5%
Bank of America Corp.
2.00%, 01/11/2018	7,435,000	7,201,645
3.88%, 03/22/2017 (A)	1,563,000	1,636,981
5.20%, 06/01/2023 (C) (H)	1,537,000	1,444,780
5.70%, 01/24/2022	3,660,000	4,062,765
6.50%, 08/01/2016	985,000	1,110,534
Bank of America Corp., Series GMTN 5.65%, 05/01/2018	10,735,000	11,926,392
Bank of America Corp., Series MTN 3.30%, 01/11/2023	1,630,000	1,540,590
Citigroup, Inc.
3.38%, 03/01/2023 (A)	1,450,000	1,387,090
4.45%, 01/10/2017	900,000	963,711
4.59%, 12/15/2015	11,710,000	12,505,507
5.35%, 05/15/2023 (C) (H)	890,000	834,375
Ford Motor Credit Co., LLC
5.00%, 05/15/2018	8,319,000	8,871,581
6.63%, 08/15/2017	1,740,000	1,969,320
JPMorgan Chase & Co.
3.20%, 01/25/2023	1,615,000	1,533,131
3.25%, 09/23/2022	1,240,000	1,177,258
5.15%, 05/01/2023 (C) (H)	1,097,000	1,044,893
Kaupthing Bank Hf Series 6A, Class A1A 7.13%, 05/19/2016 - 144A (E) (G)	200,000	0
Novus USA Trust 1.57%, 02/28/2014 - 144A (C)	2,930,000	2,925,605

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Diversified Telecommunication Services - 0.9%
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	$ 1,902,000	$ 1,989,967
Level 3 Financing, Inc. 8.13%, 07/01/2019	2,053,000	2,155,650
Lynx I Corp. 6.00%, 04/15/2021 - Reg S	GBP 110,000	165,889
Sprint Capital Corp. 6.88%, 11/15/2028	$ 822,000	789,120
Telenet Finance III Luxembourg SCA 6.63%, 02/15/2021 - Reg S	EUR 100,000	132,931
Telenet Finance V Luxembourg SCA 6.75%, 08/15/2024 - Reg S	100,000	131,844
Verizon Communications, Inc. 3.85%, 11/01/2042 (A)	$ 5,234,000	4,342,870
Virgin Media Secured Finance PLC 6.50%, 01/15/2018	2,160,000	2,219,400
Electric Utilities - 2.3%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	468,000	505,447
8.88%, 11/15/2018	459,000	596,687
Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,560,000	1,453,439
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, 12/01/2020 (A)	6,135,000	6,717,825
Florida Power Corp. 6.40%, 06/15/2038	1,000,000	1,225,033
Georgia Power Co. 3.00%, 04/15/2016	3,370,000	3,526,607
Hydro-Quebec
8.05%, 07/07/2024	8,200,000	11,277,714
8.40%, 01/15/2022	3,065,000	4,165,084
Jersey Central Power & Light Co. 7.35%, 02/01/2019	1,025,000	1,237,621
Trans-Allegheny Interstate Line Co. 4.00%, 01/15/2015 - 144A	1,050,000	1,090,580
Electronic Equipment & Instruments - 0.0% (F)
Trionista Holdco GmbH 5.00%, 04/30/2020 - Reg S	EUR 100,000	128,864
Trionista TopCo GmbH 6.88%, 04/30/2021 - Reg S	100,000	128,863
Energy Equipment & Services - 1.3%
DCP Midstream LLC 5.85%, 05/21/2043 - 144A (A) (C)	$ 377,000	361,920
Enterprise Products Operating LLC 4.45%, 02/15/2043 (A)	1,035,000	918,728
Noble Holding International, Ltd. 5.25%, 03/15/2042 (A)	1,705,000	1,527,143
Transocean, Inc.
2.50%, 10/15/2017 (A)	3,595,000	3,552,727
5.05%, 12/15/2016	2,575,000	2,800,119
6.00%, 03/15/2018	5,826,000	6,528,855
6.50%, 11/15/2020	2,475,000	2,785,882
Food & Staples Retailing - 0.2%
Bakkavor Finance 2 PLC
8.25%, 02/15/2018 - Reg S	100,000	151,715
8.75%, 06/15/2020 - Reg S	100,000	152,855

	Principal	Value
Food & Staples Retailing (continued)
House of Fraser Funding PLC 8.88%, 08/15/2018 - Reg S	GBP 100,000	$ 157,760
Wal-Mart Stores, Inc. 4.00%, 04/11/2043	$ 1,718,000	1,565,416
Food Products - 0.1%
Mondelez International, Inc. 6.50%, 08/11/2017	1,120,000	1,302,168
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. 6.25%, 11/15/2015	5,230,000	5,788,323
IDH Finance PLC, Series EMTN 6.00%, 12/01/2018 - Reg S	GBP 110,000	167,305
Health Care Providers & Services - 0.8%
Care UK Health & Social Care PLC 9.75%, 08/01/2017 - Reg S	110,000	169,814
Coventry Health Care, Inc. 5.45%, 06/15/2021	$ 1,667,000	1,856,805
HCA, Inc. 7.25%, 09/15/2020	4,395,000	4,719,131
Priory Group NO 3 PLC 7.00%, 02/15/2018 - Reg S	GBP 130,000	199,701
Tenet Healthcare Corp. 6.25%, 11/01/2018	$ 2,010,000	2,115,525
UnitedHealth Group, Inc. 3.38%, 11/15/2021	665,000	662,905
WellPoint, Inc. 1.88%, 01/15/2018	1,975,000	1,933,809
Hotels, Restaurants & Leisure - 0.0% (F)
Cirsa Funding Luxembourg SA 8.75%, 05/15/2018 - Reg S (A)	EUR 140,000	183,324
Enterprise Inns PLC 6.50%, 12/06/2018	GBP 136,000	202,613
Gala Group Finance PLC 8.88%, 09/01/2018 - Reg S	110,000	176,674
Household Durables - 0.0% (F)
DFS Furniture Holdings PLC 7.63%, 08/15/2018 - Reg S	103,000	161,749
Household Products - 0.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88%, 02/15/2021	$ 2,320,000	2,436,000
7.88%, 08/15/2019	2,595,000	2,828,550
Insurance - 2.1%
Allianz Finance II BV, Series EMTN 5.75%, 07/08/2041 (C)	EUR 2,400,000	3,450,762
American International Group, Inc.
3.80%, 03/22/2017	$ 3,465,000	3,632,415
4.88%, 06/01/2022 (A)	3,350,000	3,570,845
8.18%, 05/15/2058 (C)	1,095,000	1,335,900
American International Group, Inc., Series GMTN 5.45%, 05/18/2017	1,555,000	1,714,133
AXA SA,Series EMTN 5.25%, 04/16/2040 (C)	EUR 1,800,000	2,388,352

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Insurance (continued)
Manulife Financial Corp. 3.40%, 09/17/2015	$ 680,000	$ 710,453
Muenchener Rueckversicherungs AG, Series EMTN 6.00%, 05/26/2041 - Reg S (C)	EUR 1,400,000	2,070,080
Prudential Financial, Inc.
5.20%, 03/15/2044 (C)	$ 95,000	89,775
5.88%, 09/15/2042 (A) (C)	962,000	964,405
Prudential Financial, Inc., Series MTN
4.50%, 11/15/2020 (A)	1,000,000	1,065,861
4.75%, 09/17/2015	1,686,000	1,814,249
5.38%, 06/21/2020	1,500,000	1,681,562
7.38%, 06/15/2019	1,630,000	1,991,788
XL Group PLC 6.50%, 04/15/2017 (A) (C) (H)	3,100,000	3,022,500
Internet Software & Services - 0.0% (F)
Cerved Technologies SpA, Series EMTN
6.38%, 01/15/2020 - Reg S	EUR 111,000	141,594
8.00%, 01/15/2021 - Reg S (A)	110,000	136,022
Life Sciences Tools & Services - 0.1%
Life Technologies Corp. 6.00%, 03/01/2020	$ 1,150,000	1,295,554
Marine - 0.2%
DP World Sukuk, Ltd. 6.25%, 07/02/2017 - Reg S	2,440,000	2,610,800
Media - 2.2%
CBS Corp.
4.63%, 05/15/2018	670,000	725,800
5.75%, 04/15/2020	530,000	601,139
8.88%, 05/15/2019	1,460,000	1,881,566
Comcast Corp.
4.65%, 07/15/2042	2,887,000	2,768,431
5.88%, 02/15/2018	2,709,000	3,162,804
COX Communications, Inc.
3.25%, 12/15/2022 - 144A	2,768,000	2,604,207
4.70%, 12/15/2042 - 144A (A)	906,000	803,617
8.38%, 03/01/2039 - 144A	3,525,000	4,777,612
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 - 144A (H)	1,500,000	1,500,000
NBCUniversal Media LLC
4.38%, 04/01/2021	575,000	620,249
4.45%, 01/15/2043	1,389,000	1,296,664
5.15%, 04/30/2020	5,746,000	6,541,769
News America, Inc. 7.63%, 11/30/2028	1,070,000	1,304,364
Time Warner Cable, Inc. 4.50%, 09/15/2042 (A)	2,354,000	1,825,489
Unitymedia KabelBW GmbH 9.50%, 03/15/2021 - Reg S	EUR 130,000	187,828
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.
3.10%, 03/15/2020 - 144A	$ 1,934,000	1,787,623
5.45%, 03/15/2043 - 144A	2,049,000	1,806,917
Novelis, Inc. 8.75%, 12/15/2020	2,735,000	2,933,288

	Principal	Value
Multi-Utilities - 0.6%
Dominion Resources, Inc. 1.95%, 08/15/2016	$ 2,650,000	$ 2,702,897
MidAmerican Energy Holdings Co. 5.95%, 05/15/2037	4,565,000	5,071,797
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc. 7.45%, 07/15/2017	1,374,000	1,644,321
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp. 5.95%, 09/15/2016	3,035,000	3,404,281
CNOOC Finance 2013, Ltd. 1.75%, 05/09/2018 (A)	743,000	710,691
CONSOL Energy, Inc. 8.25%, 04/01/2020	290,000	303,775
Energy Transfer Partners, LP
3.60%, 02/01/2023	2,690,000	2,517,541
6.50%, 02/01/2042	1,493,000	1,592,174
Laredo Petroleum, Inc. 7.38%, 05/01/2022 (A)	1,370,000	1,438,500
Linn Energy LLC / Linn Energy Finance Corp. 6.25%, 11/01/2019 - 144A	2,820,000	2,686,050
MEG Energy Corp.
6.38%, 01/30/2023 - 144A	740,000	717,800
6.50%, 03/15/2021 - 144A	4,030,000	3,994,737
Murphy Oil Corp.
2.50%, 12/01/2017	2,286,000	2,254,645
3.70%, 12/01/2022	3,217,000	2,984,176
4.00%, 06/01/2022	509,000	486,207
Nexen, Inc.
5.88%, 03/10/2035	110,000	114,934
6.40%, 05/15/2037	3,810,000	4,141,032
7.50%, 07/30/2039	830,000	1,013,658
Noble Energy, Inc.
4.15%, 12/15/2021	740,000	764,060
6.00%, 03/01/2041 (A)	1,260,000	1,419,524
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 - 144A	1,135,000	1,041,363
Peabody Energy Corp. 6.25%, 11/15/2021 (A)	1,715,000	1,654,975
Petrobras International Finance Co. - Pifco 3.88%, 01/27/2016	5,825,000	5,992,911
Plains Exploration & Production Co. 6.50%, 11/15/2020	1,380,000	1,463,083
Range Resources Corp. 5.75%, 06/01/2021	450,000	463,500
SemGroup, LP (Escrow Shares) 8.75%, 11/15/2049 (C)	125,000	2,500
Sibur Securities, Ltd. 3.91%, 01/31/2018 - 144A	650,000	601,250
Western Gas Partners, LP
4.00%, 07/01/2022	1,212,000	1,176,481
5.38%, 06/01/2021 (A)	3,081,000	3,306,101
Williams Cos., Inc.
3.70%, 01/15/2023	1,575,000	1,463,306
7.88%, 09/01/2021	1,631,000	1,968,881

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Paper & Forest Products - 0.3%
International Paper Co. 4.75%, 02/15/2022 (A)	$ 4,304,000	4,529,047
Personal Products - 0.0% (F)
Ontex IV SA 9.00%, 04/15/2019 - Reg S	EUR 110,000	143,683
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	$ 850,000	850,078
Professional Services - 0.0% (F)
La Financiere Atalian SA 7.25%, 01/15/2020 - Reg S (A)	EUR 100,000	127,725
TMF Group Holding BV 9.88%, 12/01/2019 - Reg S	119,000	154,896
Real Estate Investment Trusts - 0.3%
Ventas Realty, LP / Ventas Capital Corp.
2.70%,04/01/2020	$ 545,000	515,320
4.75%,06/01/2021	1,155,000	1,213,381
Vornado Realty, LP 5.00%, 01/15/2022 (A)	2,405,000	2,524,463
Real Estate Management & Development - 0.2%
Algeco Scotsman Global Finance PLC, Series EMTN 9.00%, 10/15/2018 - Reg S (A)	EUR 110,000	144,284
Realogy Corp. Series 2012 - 3A, Class A1 7.88%, 02/15/2019 - 144A (A)	$ 2,020,000	2,131,100
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC 3.00%, 03/15/2023 (A)	2,437,000	2,322,285
Software - 0.1%
First Data Corp. 7.38%, 06/15/2019 - 144A	1,060,000	1,089,150
Specialty Retail - 0.1%
QVC, Inc. 7.50%, 10/01/2019 - 144A	1,730,000	1,880,875
Trading Companies & Distributors - 0.0% (F)
Rexel SA 5.13%, 06/15/2020 - Reg S	EUR 100,000	129,839
Transportation Infrastructure - 0.0% (F)
Gategroup Finance Luxembourg SA, Series EMTN 6.75%, 03/01/2019 - Reg S	110,000	141,750
Wireless Telecommunication Services - 1.4%
America Movil SAB de CV 2.38%, 09/08/2016	$ 3,420,000	3,465,175
Crown Castle Towers LLC 6.11%, 01/15/2020 - 144A	7,340,000	8,422,467
MetroPCS Wireless, Inc. 7.88%, 09/01/2018	117,000	124,605
Phones4u Finance PLC 9.50%, 04/01/2018 - Reg S (A)	GBP 210,000	325,787
SBA Tower Trust 5.10%, 04/17/2017 - 144A	$ 1,570,000	1,717,101
Sprint Nextel Corp. 9.00%, 11/15/2018 - 144A	3,570,000	4,176,900
VimpelCom Holdings BV 7.50%, 03/01/2022 - Reg S	360,000	372,600

Total Corporate Debt Securities (cost $370,259,740)		372,072,091

	Shares	Value
PREFERRED STOCKS - 0.4%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. - Series J, 5.50% (C)	42,730	$ 1,031,502
Consumer Finance - 0.0% (F)
Ally Financial, Inc. 144A,7.00%	341	324,110
Diversified Financial Services - 0.2%
Citigroup Capital XIII,7.88% (C)	126,052	3,510,548
U.S. Government Agency Obligation - 0.1%
Fannie Mae - Series O, 0.00% (H) (J)	1,300	10,374
Fannie Mae - Series S, 8.25% (C) (H) (J)	81,175	369,347
Freddie Mac - Series Z, 8.38% (C) (H) (J)	93,300	433,845

Total Preferred Stocks (cost $6,667,328)		5,679,726

WARRANT - 0.0% (F)
Oil, Gas & Consumable Fuels - 0.0% (F)
SemGroup Corp. (A) (J) Expiration: 11/30/2014 Exercise Price: $25.0	340	7,636

Total Warrant (cost $4)		7,636

SHORT-TERM INVESTMENT COMPANY - 2.4%
BlackRock Provident TempFund 24 (K)	33,213,475	33,213,475

Total Short-Term Investment Company (cost $33,213,475)		33,213,475

SECURITIES LENDING COLLATERAL - 8.0%
State Street Navigator Securities LendingTrust - Prime Portfolio, 0.18% (L)	110,511,765	110,511,765

Total Securities Lending Collateral (cost $110,511,765)		110,511,765

Total Investment Securities (cost $1,745,792,502) (M)		1,725,792,569
Other Assets and Liabilities - Net		(341,142,825)

Net Assets		$ 1,384,649,744

	Principal	Value
TBA SHORT COMMITMENTS - (12.0%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (12.0%)
Fannie Mae, TBA
3.00%	$ (27,800,000)	$ (27,347,952)
3.50%	(18,900,000)	(19,503,328)
4.00%	(10,800,000)	(11,383,453)
5.00%	(28,700,000)	(30,886,133)
5.50%	(8,900,000)	(9,666,235)
6.00%	(17,000,000)	(18,487,500)
Freddie Mac, TBA 3.00%	(21,100,000)	(20,565,906)
Ginnie Mae, TBA
4.00%	(7,800,000)	(8,175,375)
4.50%	(18,200,000)	(19,402,195)
5.00%	(500,000)	(541,094)

Total U.S. Government Agency Obligations (proceeds $(167,372,875))		(165,959,171)

Total TBA Short Commitments (proceeds $(167,372,875))		(165,959,171)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (N) INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.30%	06/11/2023	USD	745,000	$(25,775)	$13	$(25,788)

OVER THE COUNTER SWAP AGREEMENTS: (O) CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (P)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 06/30/13 (R)	Notional Amount (Q)	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Spain Government Bond, 5.00%, 07/30/2017	1.00%	03/20/2016	DUB	211.77	$8,000,000	$235,777	$305,689	$(69,912)
Spain Government Bond, 5.00%, 07/30/2017	1.00	03/20/2016	MSC	211.77	8,000,000	235,776	306,611	(70,835)

						$471,553	$612,300	$(140,747)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (P)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Currency Code	Notional Amount (Q)	Market Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 19, 5.00%	5.00%	12/20/2017	DUB	USD	5,821,000	$(273,746)	$(9,482)	$(264,264)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (T)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Currency Code	Notional Amount (Q)	Market Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 17, 1.00%	5.00%	12/20/2016	CITI	USD	14,400,000	$745,929	$(959,076)	$1,705,005
North America High Yield Index - Series 17, 2.00%	5.00	12/20/2016	DUB	USD	3,120,000	161,618	(164,830)	326,448
North America High Yield Index - Series 19, 5.00%	5.00	12/20/2017	DUB	USD	7,500,000	352,704	(57,594)	410,298
North American CMBS Basket Index - Series AM2	0.50	03/15/2049	DUB	USD	2,265,000	(150,044)	(322,780)	172,736
North American CMBS Basket Index - Series AM4	0.50	02/17/2051	DUB	USD	870,000	(104,525)	(129,857)	25,332

						$1,005,682	$(1,634,137)	$2,639,819

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	1.75%	01/15/2033	CITI	JPY	268,900,000	$25,776	$0	$25,776

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.80%	04/23/2043	BOA	USD	3,610,000	$392,408	$0	$392,408
3-Month USD-LIBOR	2.80	04/23/2043	DUB	USD	3,680,000	398,047	0	398,047
3-Month USD-LIBOR	2.80	04/23/2043	BCLY	USD	3,630,000	392,638	0	392,638
3-Month USD-LIBOR	2.89	01/14/2043	DUB	USD	20,240,000	1,843,294	0	1,843,294
3-Month USD-LIBOR	3.00	02/11/2043	GSC	USD	12,000,000	855,829	0	855,829
3-Month USD-LIBOR	3.01	02/06/2043	BOA	USD	7,518,000	518,144	0	518,144
3-Month USD-LIBOR	3.03	02/19/2043	DUB	USD	3,600,000	240,991	0	240,991
3-Month USD-LIBOR	3.04	05/24/2043	BOA	USD	24,160,000	1,541,013	0	1,541,013
3-Month USD-LIBOR	3.04	05/23/2043	BCLY	USD	16,100,000	1,020,467	0	1,020,467
3-Month USD-LIBOR	3.05	05/24/2043	DUB	USD	21,740,000	1,356,957	0	1,356,957
3-Month USD-LIBOR	3.27	05/16/2021	DUB	USD	3,650,000	(265,856)	0	(265,856)
6-Month JPY-LIBOR	1.68	01/25/2033	BCLY	JPY	268,900,000	10,813	0	10,813

						$8,304,745	0	$8,304,745

FUTURES CONTRACTS: (U) (V)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	80	09/16/2013	$(46,321)
10-Year U.S. Treasury Note	Short	(1,691)	09/19/2013	2,222,909
2-Year U.S. Treasury Note	Long	503	09/30/2013	(179,617)
5-Year U.S. Treasury Note	Long	980	09/30/2013	(1,664,625)
Long U.S. Treasury Bond	Long	213	09/19/2013	83,941
Ultra Long U.S. Treasury Bond	Long	665	09/19/2013	(2,777,911)

				$(2,361,624)

FORWARD FOREIGN CURRENCY CONTRACTS: (O)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BOA	(19,989,000)	07/23/2013	$(26,402,571)	$381,448
EUR	CITI	6,981,000	07/23/2013	9,109,975	(22,304)
EUR	CITI	(3,095,000)	07/23/2013	(4,129,398)	100,414
EUR	CITI	(12,633,878)	07/23/2013	(16,588,282)	141,852
EUR	MSC	(2,952,000)	07/23/2013	(3,876,118)	33,286
GBP	BCLY	(1,489,000)	07/17/2013	(2,279,541)	15,118

					$649,814

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $108,231,154. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $394, or less than 0.01% of the portfolio’s net assets.
(F)	Percentage rounds to less than 0.1%.
(G)	In default.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Illiquid. Total aggregate market value of illiquid securities is $25,189, or less than 0.01% of the portfolio’s net assets.
(J)	Non-income producing security.
(K)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(L)	Rate shown reflects the yield at June 30, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

(M)	Aggregate cost for federal income tax purposes is $1,745,792,502. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $26,694,456 and $46,694,389, respectively. Net unrealized depreciation for tax purposes is $19,999,933.
(N)	Cash in the amount of $40,000 has been segregated by the custodian as collateral for centrally cleared swaps.
(O)	Cash in the amount of $9,870,000 has been segregated by the broker as collateral for open swap and/or forward foreign currency contracts.
(P)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Q)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	Cash in the amount of $2,229,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(V)	Securities with an aggregate market value of $1,543,761 have been pledged by the broker as collateral for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $245,496,029, or 17.73% of the portfolio’s net assets.
BCLY	Barclays Bank PLC
BOA	Bank of America
BP	Basis Point
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (W)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$164,960,119	$—	$164,960,119
U.S. Government Agency Obligations	—	605,355,097	—	605,355,097
Foreign Government Obligations	—	46,949,138	—	46,949,138
Mortgage-Backed Securities	—	180,977,662	—	180,977,662
Asset-Backed Securities	—	197,115,410	—	197,115,410
Municipal Government Obligations	—	3,984,827	—	3,984,827
Preferred Corporate Debt Securities	—	4,965,623	—	4,965,623
Corporate Debt Securities
Auto Components	—	1,244,627	—	1,244,627
Automobiles	—	181,525	—	181,525
Building Products	—	144,613	—	144,613
Capital Markets	—	8,949,074	—	8,949,074
Chemicals	—	11,239,337	—	11,239,337
Commercial Banks	—	19,671,568	—	19,671,568
Commercial Services & Supplies	—	4,364,498	—	4,364,498
Communications Equipment	—	1,461,582	—	1,461,582
Construction Materials	—	316,085	—	316,085
Consumer Finance	—	1,566,782	—	1,566,782
Containers & Packaging	—	2,498,739	—	2,498,739
Distributors	—	2,492,473	—	2,492,473
Diversified Financial Services	—	62,136,158	0	62,136,158
Diversified Telecommunication Services	—	11,927,671	—	11,927,671
Electric Utilities	—	31,796,037	—	31,796,037
Electronic Equipment & Instruments	—	257,727	—	257,727
Energy Equipment & Services	—	18,475,374	—	18,475,374
Food & Staples Retailing	—	2,027,746	—	2,027,746
Food Products	—	1,302,168	—	1,302,168
Health Care Equipment & Supplies	—	5,955,628	—	5,955,628
Health Care Providers & Services	—	11,657,690	—	11,657,690
Hotels, Restaurants & Leisure	—	562,611	—	562,611
Household Durables	—	161,749	—	161,749
Household Products	—	5,264,550	—	5,264,550
Insurance	—	29,503,080	—	29,503,080
Internet Software & Services	—	277,616	—	277,616
Life Sciences Tools & Services	—	1,295,554	—	1,295,554
Marine	—	2,610,800	—	2,610,800
Media	—	30,601,539	—	30,601,539
Metals & Mining	—	6,527,828	—	6,527,828
Multi-Utilities	—	7,774,694	—	7,774,694
Multiline Retail	—	1,644,321	—	1,644,321
Oil, Gas & Consumable Fuels	—	49,678,136	—	49,678,136
Paper & Forest Products	—	4,529,047	—	4,529,047
Personal Products	—	143,683	—	143,683
Pharmaceuticals	—	850,078	—	850,078
Professional Services	—	282,621	—	282,621
Real Estate Investment Trusts	—	4,253,164	—	4,253,164
Real Estate Management & Development	—	2,275,384	—	2,275,384
Road & Rail	—	2,322,285	—	2,322,285
Software	—	1,089,150	—	1,089,150
Specialty Retail	—	1,880,875	—	1,880,875
Trading Companies & Distributors	—	129,839	—	129,839
Transportation Infrastructure	—	141,750	—	141,750
Wireless Telecommunication Services	—	18,604,635	—	18,604,635
Preferred Stocks	5,679,726	—	—	5,679,726
Warrant	7,636	—	—	7,636

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
Short-Term Investment Company	$33,213,475	$—	$—	$33,213,475
Securities Lending Collateral	110,511,765	—	—	110,511,765
Total Investment Securities	$149,412,602	$1,576,379,967	$0	$1,725,792,569

Derivative Financial Instruments
Credit Default Swap Agreements (X)	$—	$2,639,819	$—	$2,639,819
Forward Foreign Currency Contracts (X)	—	672,118	—	672,118
Futures Contracts (X)	2,306,850	—	—	2,306,850
Interest Rate Swap Agreements (X)	—	8,596,377	—	8,596,377
Total Derivative Financial Instruments	$2,306,850	$11,908,314	$—	$14,215,164

Other Assets (Y)
Cash	$446,065	$—	$—	$446,065
Cash on Deposit with Broker	4,131,169	—	—	4,131,169
Cash on Deposit with Custodian	2,269,000	—	—	2,269,000
Foreign Currency	2,557,596	—	—	2,557,596
Total Other Assets	$9,403,830	$—	$—	$9,403,830

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(165,959,171)	$—	$(165,959,171)
Total TBA Short Commitments	$—	$(165,959,171)	$—	$(165,959,171)

Derivative Financial Instruments
Credit Default Swap Agreements (X)	$—	$(405,011)	$—	$(405,011)
Forward Foreign Currency Contracts (X)	—	(22,304)	—	(22,304)
Futures Contracts (X)	(4,668,474)	—	—	(4,668,474)
Interest Rate Swap Agreements (X)	(25,788)	(265,856)	—	(291,644)
Total Derivative Financial Instruments	$(4,694,262)	$(693,171)	$—	$(5,387,433)

Other Liabilities (Y)
Cash Collateral due to Broker	$(9,870,000)	$—	$—	$(9,870,000)
Collateral for Securities on Loan	—	(110,511,765)	—	(110,511,765)
Total Other Liabilities	$(9,870,000)	$(110,511,765)	$—	$(120,381,765)

(W)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(X)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(Y)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (Z)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2013 (AA)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 (Z)
Corporate Debt Securities	$0	$—	$—	$(1,534)	$(1,335,398)	$1,336,932	$—	$—	$0	$671

(Z)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(AA)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 85.4%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.13%, 01/15/2023 - 144A	$ 610,000	$ 605,425
GenCorp, Inc.
7.13%, 03/15/2021 - 144A	1,350,000	1,397,250
Huntington Ingalls Industries, Inc.
7.13%, 03/15/2021	1,465,000	1,574,875
Silver II Borrower / Silver II US Holdings LLC
7.75%, 12/15/2020 - 144A	1,365,000	1,371,825
TransDigm, Inc.
7.75%, 12/15/2018	3,750,000	3,946,875
Air Freight & Logistics - 0.3%
Air Medical Group Holdings, Inc.
9.25%, 11/01/2018	1,944,000	2,094,660
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc.
9.25%, 01/15/2017 - 144A	1,704,000	1,836,060
Schaeffler Finance BV
4.75%, 05/15/2021 - 144A	1,465,000	1,391,750
Tomkins LLC / Tomkins, Inc.
9.00%, 10/01/2018	588,000	640,920
Tower Automotive Holdings USA LLC
10.63%, 09/01/2017 - 144A	263,000	278,780
Automobiles - 0.4%
DaimlerDaimlerChrysler Group LLC / CG Co.-Issuer, Inc.
8.25%, 06/15/2021	2,815,000	3,107,056
Beverages - 0.5%
Constellation Brands, Inc.
4.25%, 05/01/2023	2,835,000	2,675,531
6.00%, 05/01/2022	1,240,000	1,329,900
Biotechnology - 0.4%
STHI Holding Corp.
8.00%, 03/15/2018 - 144A	1,115,000	1,204,200
Warner Chilcott Co. LLC
7.75%, 09/15/2018	2,043,000	2,206,440
Building Products - 1.0%
Builders FirstSource, Inc.
7.63%, 06/01/2021 - 144A	1,975,000	1,910,813
Interline Brands, Inc.
10.00%, 11/15/2018	2,665,000	2,864,875
Nortek, Inc.
8.50%, 04/15/2021 - 144A	1,440,000	1,526,400
10.00%, 12/01/2018	1,560,000	1,692,600
Capital Markets - 0.1%
E*TRADE Financial Corp.
6.00%, 11/15/2017	250,000	252,500
6.38%, 11/15/2019	860,000	872,900
Chemicals - 2.3%
Ashland, Inc.
3.00%, 03/15/2016 - 144A	460,000	462,300
Celanese US Holdings LLC
5.88%, 06/15/2021	765,000	810,900
6.63%, 10/15/2018	655,000	692,663
Chemtura Corp.
7.88%, 09/01/2018	1,520,000	1,645,400
Ineos Finance PLC
8.38%, 02/15/2019 - 144A	3,190,000	3,485,075

	Principal	Value
Chemicals (continued)
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.75%, 03/01/2019	$ 750,000	$ 757,500
Rain CII Carbon LLC / CII Carbon Corp.
8.00%, 12/01/2018 - 144A	400,000	410,000
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	2,380,000	2,391,900
Scotts Miracle-Gro Co.
6.63%, 12/15/2020	360,000	381,600
TPC Group, Inc.
8.75%, 12/15/2020 - 144A	1,335,000	1,365,037
Tronox Finance LLC
6.38%, 08/15/2020 - 144A	3,780,000	3,562,650
US Coatings Acquisition, Inc. / Flash Dutch 2 BV
7.38%, 05/01/2021 - 144A	2,620,000	2,672,400
Commercial Banks - 0.2%
CIT Group, Inc.
5.00%, 08/15/2022	385,000	382,113
5.25%, 03/15/2018	525,000	539,437
5.38%, 05/15/2020	190,000	194,513
5.50%, 02/15/2019 - 144A	865,000	893,112
UBS AG (Escrow Shares)
5.75%, 08/15/2017	1,110,000	38,850
Commercial Services & Supplies - 2.5%
ADS Waste Holdings, Inc.
8.25%, 10/01/2020 - 144A	960,000	979,200
Alphabet Holding Co., Inc.
7.75%, 11/01/2017	2,385,000	2,444,625
Ceridian Corp.
11.00%, 03/15/2021 - 144A	475,000	524,875
Clean Harbors, Inc.
5.13%, 06/01/2021	865,000	871,488
5.25%, 08/01/2020	925,000	938,875
Covanta Holding Corp.
6.38%, 10/01/2022	1,700,000	1,718,018
Envision Healthcare Corp.
8.13%, 06/01/2019	690,000	733,125
Hertz Corp.
6.25%, 10/15/2022	955,000	996,781
7.50%, 10/15/2018	735,000	788,288
Interface, Inc.
7.63%, 12/01/2018	730,000	773,800
Polymer Group, Inc.
7.75%, 02/01/2019	1,265,000	1,315,600
ServiceMaster Co.
8.00%, 02/15/2020	1,025,000	1,022,437
United Rentals North America, Inc.
7.38%, 05/15/2020	4,950,000	5,284,125
7.63%, 04/15/2022	715,000	773,988
8.25%, 02/01/2021	290,000	317,550
10.25%, 11/15/2019	1,075,000	1,204,000
Communications Equipment - 1.1%
Avaya, Inc.
7.00%, 04/01/2019 - 144A	890,000	803,225
9.00%, 04/01/2019 - 144A	2,085,000	2,001,600
9.75%, 11/01/2015	560,000	554,400
10.50%, 03/01/2021 - 144A	3,607,405	2,732,609

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Communications Equipment (continued)
CommScope Holding Co., Inc.
6.63%, 06/01/2020 - 144A	$ 1,460,000	$ 1,394,300
CommScope, Inc.
8.25%, 01/15/2019 - 144A	1,065,000	1,136,888
Computers & Peripherals - 0.5%
NCR Corp.
5.00%, 07/15/2022	1,145,000	1,104,925
Seagate HDD Cayman
7.00%, 11/01/2021	2,720,000	2,910,400
Consumer Finance - 1.5%
Ally Financial, Inc.
4.63%, 06/26/2015	3,340,000	3,423,607
5.50%, 02/15/2017	1,700,000	1,776,177
6.25%, 12/01/2017	3,830,000	4,097,219
8.00%, 12/31/2018 - 11/01/2031	2,430,000	2,895,825
Containers & Packaging - 1.2%
Ardagh Packaging Finance PLC / Ardagh
MP Holdings USA, Inc.
7.00%, 11/15/2020 - 144A	2,705,000	2,606,944
BOE Merger Corp.
9.50%, 11/01/2017 - 144A	1,670,000	1,703,400
BWAY Holding Co.
10.00%, 06/15/2018	455,000	498,225
Crown Americas LLC / Crown Americas
Capital Corp. IV
4.50%, 01/15/2023 - 144A	1,245,000	1,173,412
Sealed Air Corp.
8.38%, 09/15/2021 - 144A	3,625,000	4,096,250
Distributors - 0.6%
American Builders & Contractors Supply Co., Inc.
5.63%, 04/15/2021 - 144A	940,000	923,550
HD Supply, Inc.
7.50%, 07/15/2020 - 144A	890,000	901,125
8.13%, 04/15/2019	695,000	761,025
11.50%, 07/15/2020	900,000	1,044,000
VWR Funding, Inc.
7.25%, 09/15/2017	1,325,000	1,371,375
Diversified Consumer Services - 1.1%
Laureate Education, Inc.
9.25%, 09/01/2019 - 144A	8,740,000	9,351,800
Diversified Financial Services - 1.6%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/2016 - 144A	121,600	126,464
CEVA Group PLC
8.38%, 12/01/2017 - 144A	1,845,000	1,808,100
11.63%, 10/01/2016 - 144A	1,455,000	1,469,550
General Motors Financial Co., Inc.
2.75%, 05/15/2016 - 144A	185,000	181,994
3.25%, 05/15/2018 - 144A	320,000	311,200
4.25%, 05/15/2023 - 144A	1,060,000	987,125
4.75%, 08/15/2017 - 144A	1,350,000	1,383,750
6.75%, 06/01/2018	1,075,000	1,169,062
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020 - 144A	2,870,000	2,970,450
Nuveen Investments, Inc.
9.50%, 10/15/2020 - 144A	2,415,000	2,402,925

	Principal	Value
Diversified Telecommunication Services - 4.8%
Digicel, Ltd.
6.00%, 04/15/2021 - 144A	$ 1,825,000	$ 1,724,625
Frontier Communications Corp.
7.63%, 04/15/2024	1,405,000	1,408,512
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	2,725,000	2,888,500
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	1,895,000	1,989,750
Intelsat Luxembourg SA
7.75%, 06/01/2021 - 144A	4,210,000	4,252,100
8.13%, 06/01/2023 - 144A	3,205,000	3,309,162
Lynx II Corp.
6.38%, 04/15/2023 - 144A	945,000	952,088
SBA Telecommunications, Inc.
5.75%, 07/15/2020 - 144A	1,640,000	1,644,100
8.25%, 08/15/2019	429,000	464,393
Sprint Capital Corp.
8.75%, 03/15/2032	1,090,000	1,199,000
UPCB Finance V, Ltd.
7.25%, 11/15/2021 - 144A	4,730,000	5,001,975
UPCB Finance VI, Ltd.
6.88%, 01/15/2022 - 144A	1,620,000	1,676,700
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017 - 144A (A)	2,865,334	2,726,923
Windstream Corp.
6.38%, 08/01/2023	2,385,000	2,229,975
7.50%, 06/01/2022	1,200,000	1,224,000
7.75%, 10/01/2021	5,410,000	5,599,350
8.13%, 09/01/2018	555,000	591,075
Electric Utilities - 0.3%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
6.88%, 08/15/2017 - 144A	640,000	649,600
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
11.50%, 10/01/2020 - 144A	1,880,000	1,405,300
Electrical Equipment - 0.2%
Belden, Inc.
5.50%, 09/01/2022 - 144A	380,000	373,350
General Cable Corp.
5.75%, 10/01/2022 - 144A	1,430,000	1,415,700
Energy Equipment & Services - 2.9%
Atlas Pipeline Partners, LP / Atlas Pipeline
Finance Corp.
4.75%, 11/15/2021 - 144A	2,635,000	2,371,500
Atwood Oceanics, Inc.
6.50%, 02/01/2020	1,035,000	1,073,813
Bristow Group, Inc.
6.25%, 10/15/2022	1,050,000	1,076,250
Calfrac Holdings, LP
7.50%, 12/01/2020 - 144A	690,000	683,100
FTS International Services LLC / FTS International Bonds, Inc.
8.13%, 11/15/2018 - 144A	2,284,000	2,369,650
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.50%, 03/01/2020	505,000	508,788

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Energy Equipment & Services (continued)
Oil States International, Inc.
6.50%, 06/01/2019	$ 2,110,000	$ 2,183,850
Pacific Drilling SA
5.38%, 06/01/2020 - 144A	1,015,000	949,025
Precision Drilling Corp.
6.50%, 12/15/2021	1,835,000	1,857,937
6.63%, 11/15/2020	835,000	847,525
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 04/15/2023 - 144A	5,200,000	4,996,750
Seadrill, Ltd.
5.63%, 09/15/2017 - 144A	3,610,000	3,555,850
SESI LLC
6.38%, 05/01/2019	1,315,000	1,357,737
Food & Staples Retailing - 0.4%
Dufry Finance SCA
5.50%, 10/15/2020 - 144A	1,500,000	1,503,963
Pantry, Inc.
8.38%, 08/01/2020	1,885,000	2,024,019
Food Products - 1.1%
American Seafoods Group LLC 10.75%, 05/15/2016 - 144A	2,875,000	2,990,000
ARAMARK Corp. 5.75%, 03/15/2020 - 144A	895,000	915,137
ASG Consolidated LLC / ASG Finance, Inc. 15.00%, 05/15/2017 - 144A (A) (B)	1,958,326	2,039,923
B&G Foods, Inc. 4.63%, 06/01/2021	665,000	635,075
Michael Foods Group, Inc. 9.75%, 07/15/2018	1,025,000	1,122,375
Michael Foods Holding, Inc. 8.50%, 07/15/2018 - 144A	1,335,000	1,375,050
Gas Utilities - 1.0%
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75%, 05/20/2020	985,000	1,019,475
7.00%, 05/20/2022	3,665,000	3,747,463
AmeriGas Partners, LP / AmeriGas Finance Corp. 6.25%, 08/20/2019	1,220,000	1,226,100
Sabine Pass LNG, LP 6.50%, 11/01/2020 - 144A	1,915,000	1,934,150
Health Care Equipment & Supplies - 3.5%
Accellent, Inc. 8.38%, 02/01/2017	2,950,000	3,053,250
Alere, Inc.
6.50%, 06/15/2020 - 144A	4,890,000	4,743,300
8.63%, 10/01/2018	1,180,000	1,244,900
Bausch & Lomb, Inc. 9.88%, 11/01/2015	903,000	927,833
Biomet, Inc. 6.50%, 08/01/2020	2,100,000	2,164,312
ConvaTec Healthcare E SA 10.50%, 12/15/2018 - 144A	4,540,000	4,959,950
DJO Finance LLC / DJO Finance Corp. 8.75%, 03/15/2018	1,245,000	1,344,600
Hologic, Inc. 6.25%, 08/01/2020	4,430,000	4,593,356

	Principal	Value
Health Care Equipment & Supplies (continued)
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/01/2018	$ 3,095,000	$ 3,327,125
Physio-Control International, Inc. 9.88%, 01/15/2019 - 144A	1,300,000	1,430,000
Teleflex, Inc. 6.88%, 06/01/2019	435,000	458,925
Health Care Providers & Services - 3.5%
Amsurg Corp. 5.63%, 11/30/2020	625,000	625,000
CDRT Holding Corp. 9.25%, 10/01/2017 - 144A	1,695,000	1,716,188
CHS/Community Health Systems, Inc.
5.13%, 08/15/2018	2,170,000	2,202,550
7.13%, 07/15/2020	2,295,000	2,363,850
DaVita HealthCare Partners, Inc. 5.75%, 08/15/2022	3,765,000	3,755,587
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A	1,300,000	1,352,000
5.88%, 01/31/2022 - 144A	755,000	794,638
HCA Holdings, Inc. 6.25%, 02/15/2021	1,510,000	1,540,200
HCA, Inc.
6.50%, 02/15/2020	2,905,000	3,142,847
7.50%, 02/15/2022	3,410,000	3,776,575
INC Research LLC 11.50%, 07/15/2019 - 144A	970,000	1,042,750
MultiPlan, Inc. 9.88%, 09/01/2018 - 144A	2,885,000	3,137,437
ResCare, Inc. 10.75%, 01/15/2019	1,975,000	2,212,000
United Surgical Partners International, Inc. 9.00%, 04/01/2020	1,180,000	1,274,400
Health Care Technology - 0.2%
IMS Health, Inc. 6.00%, 11/01/2020 - 144A	1,855,000	1,887,463
Hotels, Restaurants & Leisure - 7.1%
Buffalo Thunder Development Authority 9.38%, 12/15/2014 - 144A (C)	3,095,000	967,188
Caesars Entertainment Operating Co., Inc.
5.63%, 06/01/2015	5,740,000	5,137,300
8.50%, 02/15/2020	3,195,000	3,011,287
11.25%, 06/01/2017	2,045,000	2,129,356
Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.00%, 02/15/2020 - 144A	1,435,000	1,366,838
Carlson Wagonlit BV 6.88%, 06/15/2019 - 144A	1,340,000	1,353,400
Cinemark USA, Inc. 7.38%, 06/15/2021	540,000	585,900
Greektown Holdings LLC (Escrow Shares) 10.75%, 12/01/2013 (C)	1,495,000	0
Inn of the Mountain Gods Resort & Casino 8.75%, 11/30/2020 - 144A (B)	240,000	238,800
MGM Resorts International
5.88%, 02/27/2014	945,000	966,263

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International (continued)
6.63%, 12/15/2021	$ 3,185,000	$ 3,284,531
7.75%, 03/15/2022	3,385,000	3,676,956
Mohegan Tribal Gaming Authority
10.50%, 12/15/2016 - 144A	1,550,000	1,515,125
11.00%, 09/15/2018 - 144A	2,580,000	2,425,200
11.50%, 11/01/2017 - 144A (B)	1,385,000	1,530,425
National CineMedia LLC 6.00%, 04/15/2022	1,045,000	1,072,431
New Cotai LLC / New Cotai Capital Corp. 10.63%, 05/01/2019 - 144A (A)	1,500,000	1,439,010
NPC International, Inc. / NPC Operating Co. A, Inc. 10.50%, 01/15/2020	2,725,000	3,123,531
Royal Caribbean Cruises, Ltd. 7.25%, 06/15/2016 - 03/15/2018	970,000	1,079,750
Seven Seas Cruises S de RL, LLC 9.13%, 05/15/2019	2,700,000	2,862,000
Station Casinos LLC 7.50%, 03/01/2021 - 144A	2,270,000	2,292,700
Studio City Finance, Ltd. 8.50%, 12/01/2020 - 144A	6,625,000	7,088,750
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance Corp. 6.38%, 06/01/2021 - 144A	485,000	469,238
Tunica-Biloxi Gaming Authority 9.00%, 11/15/2015 - 144A (B)	2,435,000	2,142,800
Viking Cruises, Ltd. 8.50%, 10/15/2022 - 144A	1,160,000	1,270,200
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.63%, 09/15/2014 - 144A (B) (D)	1,758,906	869,427
WMG Acquisition Corp.
6.00%, 01/15/2021 - 144A	868,000	883,190
11.50%, 10/01/2018	2,995,000	3,429,275
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, 08/15/2020	1,435,000	1,593,424
Household Durables - 0.7%
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 - 144A	2,220,000	2,236,650
Libbey Glass, Inc. 6.88%, 05/15/2020	603,000	630,889
SIWF Merger Sub, Inc. / Springs Industries, Inc. 6.25%, 06/01/2021 - 144A	1,450,000	1,421,000
Tempur-Pedic International, Inc. 6.88%, 12/15/2020 - 144A	1,065,000	1,123,575
Household Products - 2.3%
Harbinger Group, Inc. 7.88%, 07/15/2019 - 144A	890,000	910,025
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	3,150,000	3,307,500
7.13%, 04/15/2019	1,795,000	1,895,969
7.88%, 08/15/2019	985,000	1,073,650
9.88%, 08/15/2019	4,600,000	4,922,000

	Principal	Value
Household Products (continued)
Spectrum Brands Escrow Corp.
6.38%, 11/15/2020 - 144A	$ 935,000	$ 979,412
6.63%, 11/15/2022 - 144A	1,360,000	1,424,600
Spectrum Brands, Inc.
6.75%, 03/15/2020	1,345,000	1,417,294
9.50%, 06/15/2018	870,000	952,650
Sun Products Corp. 7.75%, 03/15/2021 - 144A	1,885,000	1,870,862
Independent Power Producers & Energy Traders - 0.9%
AES Corp. 4.88%, 05/15/2023	960,000	895,200
Edison Mission Energy 7.50%, 06/15/2013 (C)	2,750,000	1,546,875
NRG Energy, Inc.
7.88%, 05/15/2021	1,665,000	1,777,388
8.25%, 09/01/2020	2,960,000	3,189,400
Industrial Conglomerates - 0.3%
Amsted Industries, Inc. 8.13%, 03/15/2018 - 144A	2,360,000	2,489,800
Insurance - 0.7%
A-S Co.-Issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.88%, 12/15/2020 - 144A	1,255,000	1,261,275
Hub International, Ltd. 8.13%, 10/15/2018 - 144A	1,300,000	1,352,000
Onex USI Acquisition Corp. 7.75%, 01/15/2021 - 144A	2,955,000	2,910,675
Internet Software & Services - 0.1%
Equinix, Inc. 7.00%, 07/15/2021	1,100,000	1,193,500
IT Services - 0.4%
Alliance Data Systems Corp. 6.38%, 04/01/2020 - 144A	1,000,000	1,030,000
Lender Processing Services, Inc. 5.75%, 04/15/2023	1,425,000	1,514,063
NeuStar, Inc. 4.50%, 01/15/2023 - 144A	675,000	637,875
Life Sciences Tools & Services - 0.5%
Jaguar Holding Co. II / Jaguar Merger Sub, Inc. 9.50%, 12/01/2019 - 144A	4,070,000	4,497,350
Machinery - 1.0%
BC Mountain LLC / BC Mountain Finance, Inc. 7.00%, 02/01/2021 - 144A	1,705,000	1,739,100
CNH Capital LLC 6.25%, 11/01/2016	1,640,000	1,746,600
JMC Steel Group, Inc. 8.25%, 03/15/2018 - 144A	1,535,000	1,500,463
Milacron LLC / Mcron Finance Corp. 7.75%, 02/15/2021 - 144A	475,000	473,813
Navistar International Corp. 8.25%, 11/01/2021	2,725,000	2,677,312
Media - 5.5%
Adelphia Communications Corp. (Escrow Certificates)
9.25%, 10/01/2049 (E)	1,305,000	9,788
10.25%, 06/15/2049 - 11/01/2049	1,460,000	10,950

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Media (continued)
AMC Entertainment, Inc. 8.75%, 06/01/2019	$ 535,000	$ 572,450
AMC Networks, Inc.
4.75%, 12/15/2022	885,000	854,025
7.75%, 07/15/2021	890,000	972,325
Cablevision Systems Corp. 7.75%, 04/15/2018	4,805,000	5,165,375
Catalina Marketing Corp. 10.50%, 10/01/2015 - 144A (A)	2,383,984	2,413,784
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	2,885,000	2,740,750
5.75%, 01/15/2024	1,865,000	1,799,725
6.50%, 04/30/2021	1,125,000	1,172,812
8.13%, 04/30/2020	100,000	109,250
Clear Channel Communications, Inc. 11.25%, 03/01/2021 - 144A	1,360,000	1,417,800
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022 - 144A	3,450,000	3,548,850
7.63%, 03/15/2020	385,000	396,550
Crown Media Holdings, Inc. 10.50%, 07/15/2019	770,000	854,700
CSC Holdings LLC 6.75%, 11/15/2021	185,000	199,338
DISH DBS Corp.
5.88%, 07/15/2022	1,970,000	1,999,550
6.75%, 06/01/2021	3,215,000	3,415,937
LBI Media, Inc.
10.00%, 04/15/2019 - 144A	1,490,000	1,296,300
13.50%, 04/15/2020 - 144A (A) (B)	157,272	59,763
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 9.75%, 04/01/2021 - 144A	2,800,000	2,863,000
MDC Partners, Inc. 6.75%, 04/01/2020 - 144A	950,000	947,625
Mediacom LLC / Mediacom Capital Corp. 9.13%, 08/15/2019	935,000	1,005,125
NAI Entertainment Holdings LLC 8.25%, 12/15/2017 - 144A	621,000	664,470
National CineMedia LLC 7.88%, 07/15/2021	3,010,000	3,265,850
Regal Entertainment Group
5.75%, 02/01/2025	720,000	684,000
9.13%, 08/15/2018	778,000	855,800
Sitel LLC 11.50%, 04/01/2018	680,000	506,600
Starz LLC / Starz Finance Corp. 5.00%, 09/15/2019	1,250,000	1,240,625
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 01/15/2023 - 144A	2,220,000	2,097,900
Univision Communications, Inc. 5.13%, 05/15/2023 - 144A	1,915,000	1,809,675
Metals & Mining - 2.3%
AK Steel Corp. 8.75%, 12/01/2018 - 144A	870,000	915,675
ArcelorMittal 6.75%, 02/25/2022	985,000	1,009,625
Eldorado Gold Corp. 6.13%, 12/15/2020 - 144A	3,205,000	3,092,825

	Principal	Value
Metals & Mining (continued)
IAMGOLD Corp. 6.75%, 10/01/2020 - 144A	$ 1,870,000	$ 1,580,150
Inmet Mining Corp.
7.50%, 06/01/2021 - 144A	1,310,000	1,254,325
8.75%, 06/01/2020 - 144A	900,000	920,250
KGHM International, Ltd. 7.75%, 06/15/2019 - 144A	2,985,000	3,029,775
New Gold, Inc.
6.25%, 11/15/2022 - 144A	1,300,000	1,244,750
7.00%, 04/15/2020 - 144A	770,000	777,700
Novelis, Inc.
8.38%, 12/15/2017	1,145,000	1,213,700
8.75%, 12/15/2020	2,205,000	2,364,862
SunCoke Energy, Inc. 7.63%, 08/01/2019	1,085,000	1,125,688
Oil, Gas & Consumable Fuels - 9.2%
Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp. 7.75%, 01/15/2021 - 144A	755,000	721,025
Berry Petroleum Co. 6.38%, 09/15/2022	3,715,000	3,701,069
Bonanza Creek Energy, Inc. 6.75%, 04/15/2021	1,410,000	1,420,575
Chesapeake Energy Corp.
5.75%, 03/15/2023	3,175,000	3,214,687
6.13%, 02/15/2021	2,895,000	3,039,750
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 6.63%, 11/15/2019 - 144A	875,000	866,250
Concho Resources, Inc.
5.50%, 04/01/2023	3,800,000	3,743,000
6.50%, 01/15/2022	1,070,000	1,131,525
7.00%, 01/15/2021	1,325,000	1,424,375
CONSOL Energy, Inc. 8.00%, 04/01/2017	1,335,000	1,405,088
Continental Resources, Inc.
4.50%, 04/15/2023 - 144A	1,875,000	1,823,437
5.00%, 09/15/2022	4,215,000	4,288,762
7.13%, 04/01/2021	545,000	599,500
CrownRock, LP / CrownRock Finance, Inc. 7.13%, 04/15/2021 - 144A	1,875,000	1,837,500
CVR Refining LLC / Coffeyville Finance, Inc. 6.50%, 11/01/2022 - 144A	2,355,000	2,307,900
Denbury Resources, Inc. 8.25%, 02/15/2020	1,360,000	1,468,800
Energy Transfer Equity, LP 7.50%, 10/15/2020	725,000	792,063
EP Energy LLC / EP Energy Finance, Inc. 9.38%, 05/01/2020	2,490,000	2,813,700
EP Energy LLC / Everest Acquisition Finance, Inc.
6.88%, 05/01/2019	3,385,000	3,621,950
7.75%, 09/01/2022	680,000	727,600
EPL Oil & Gas, Inc. 8.25%, 02/15/2018	1,430,000	1,472,900
Frontier Oil Corp. 6.88%, 11/15/2018	445,000	477,263

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Harvest Operations Corp. 6.88%, 10/01/2017	$ 645,000	$ 719,175
Kodiak Oil & Gas Corp.
5.50%, 01/15/2021 - 144A	360,000	351,000
8.13%, 12/01/2019	3,020,000	3,276,700
Laredo Petroleum, Inc. 7.38%, 05/01/2022	1,645,000	1,727,250
MEG Energy Corp. 6.38%, 01/30/2023 - 144A	1,870,000	1,813,900
Newfield Exploration Co. 5.63%, 07/01/2024	2,265,000	2,197,050
Oasis Petroleum, Inc.
6.50%, 11/01/2021	755,000	773,875
6.88%, 01/15/2023	2,510,000	2,585,300
PBF Holding Co. LLC / PBF Finance Corp. 8.25%, 02/15/2020	100,000	104,750
Plains Exploration & Production Co. 6.88%, 02/15/2023	3,510,000	3,755,356
QEP Resources, Inc. 5.25%, 05/01/2023	1,455,000	1,418,625
Range Resources Corp. 6.75%, 08/01/2020	1,320,000	1,415,700
Rosetta Resources, Inc.
5.63%, 05/01/2021	1,610,000	1,571,763
9.50%, 04/15/2018	825,000	891,000
SandRidge Energy, Inc.
7.50%, 03/15/2021	890,000	849,950
8.13%, 10/15/2022	90,000	89,100
SemGroup, LP (Escrow Shares) 8.75%, 11/15/2049 (E)	2,985,000	59,700
Seven Generations Energy, Ltd. 8.25%, 05/15/2020 - 144A	955,000	950,225
SM Energy Co. 6.50%, 01/01/2023	1,445,000	1,517,250
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 7.38%, 02/01/2020 - 144A (B)	465,000	474,300
Tesoro Corp. 5.38%, 10/01/2022	1,905,000	1,928,812
Venoco, Inc. 11.50%, 10/01/2017	430,000	454,725
WPX Energy, Inc.
5.25%, 01/15/2017	615,000	630,375
6.00%, 01/15/2022	2,725,000	2,752,250
Paper & Forest Products - 0.5%
Boise Paper Holdings LLC
8.00%, 04/01/2020	445,000	473,925
9.00%, 11/01/2017	1,835,000	1,935,925
Domtar Corp. 10.75%, 06/01/2017	1,540,000	1,938,102
Pharmaceuticals - 1.3%
ENDO Health Solutions, Inc.
7.00%, 07/15/2019 - 12/15/2020	1,930,000	1,943,769
7.25%, 01/15/2022	2,275,000	2,292,062
VPI Escrow Corp. 6.38%, 10/15/2020 - 144A	4,365,000	4,315,894
VPII Escrow Corp. 7.50%, 07/15/2021 - 144A	1,945,000	2,013,075

	Principal	Value
Professional Services - 1.3%
FTI Consulting, Inc. 6.00%, 11/15/2022 - 144A	$ 1,045,000	$ 1,058,063
TransUnion Holding Co., Inc.
8.13%, 06/15/2018 - 144A	1,980,000	2,096,325
9.63%, 06/15/2018	3,545,000	3,784,287
TransUnion LLC / TransUnion Financing Corp. 11.38%, 06/15/2018	3,035,000	3,361,262
Real Estate Investment Trusts - 0.0% (F)
RHP Hotel Properties, LP / RHP Finance Corp. 5.00%, 04/15/2021 - 144A	385,000	373,450
Real Estate Management & Development - 0.3%
CBRE Services, Inc. 6.63%, 10/15/2020	2,470,000	2,605,850
Road & Rail - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 9.75%, 03/15/2020	2,165,000	2,489,750
Kansas City Southern de Mexico SA de CV 6.13%, 06/15/2021	106,000	120,310
Watco Cos. LLC / Watco Finance Corp. 6.38%, 04/01/2023 - 144A	950,000	945,250
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC 5.75%, 02/15/2021 - 144A	990,000	1,002,375
Software - 2.2%
First Data Corp.
6.75%, 11/01/2020 - 144A	200,000	203,500
7.38%, 06/15/2019 - 144A	2,535,000	2,604,712
10.63%, 06/15/2021 - 144A	3,210,000	3,169,875
11.25%, 01/15/2021 - 144A	1,725,000	1,720,687
Infor US, Inc. 9.38%, 04/01/2019	1,605,000	1,739,419
Nuance Communications, Inc. 5.38%, 08/15/2020 - 144A	2,220,000	2,170,050
Southern Graphics, Inc. 8.38%, 10/15/2020 - 144A	1,565,000	1,611,950
SSI Investments II, Ltd. / SSI Co.-Issuer LLC 11.13%, 06/01/2018	4,375,000	4,796,094
Specialty Retail - 6.3%
Academy, Ltd. 9.25%, 08/01/2019 - 144A	2,170,000	2,403,275
Burlington Holdings LLC / Burlington Holding Finance, Inc. 9.00%, 02/15/2018 - 144A (A)	2,000,000	2,050,000
Claire’s Stores, Inc.
6.13%, 03/15/2020 - 144A	1,300,000	1,277,250
7.75%, 06/01/2020 - 144A	1,160,000	1,122,300
8.88%, 03/15/2019	450,000	472,500
9.00%, 03/15/2019 - 144A	2,510,000	2,761,000
Express LLC 8.75%, 03/01/2018	5,145,000	5,505,150
Hot Topic, Inc. 9.25%, 06/15/2021 - 144A	3,590,000	3,634,875
L Brands, Inc.
5.63%, 02/15/2022	2,700,000	2,740,500
6.63%, 04/01/2021	4,135,000	4,491,644
8.50%, 06/15/2019	2,650,000	3,074,000

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Specialty Retail (continued)
Michaels Stores, Inc.
7.75%, 11/01/2018	$ 1,450,000	$ 1,551,500
11.38%, 11/01/2016	658,000	685,972
New Academy Finance Co. LLC / New Academy Finance Corp. 8.00%, 06/15/2018 - 144A	3,995,000	4,094,875
Party City Holdings, Inc. 8.88%, 08/01/2020 - 144A	2,320,000	2,488,200
Petco Animal Supplies, Inc. 9.25%, 12/01/2018 - 144A	3,325,000	3,582,687
Petco Holdings, Inc. 8.50%, 10/15/2017 - 144A	3,895,000	3,972,900
Radio Systems Corp. 8.38%, 11/01/2019 - 144A	1,160,000	1,235,400
Sally Holdings LLC / Sally Capital, Inc. 5.75%, 06/01/2022	4,135,000	4,197,025
Textiles, Apparel & Luxury Goods - 0.5%
Levi Strauss & Co. 6.88%, 05/01/2022	1,075,000	1,166,375
PVH Corp. 7.75%, 11/15/2023	2,795,000	3,224,469
Trading Companies & Distributors - 1.6%
International Lease Finance Corp.
8.25%, 12/15/2020	2,775,000	3,118,406
8.63%, 09/15/2015 - 01/15/2022	3,045,000	3,450,050
8.75%, 03/15/2017	2,455,000	2,734,256
International Lease Finance Corp., Series MTN 5.65%, 06/01/2014	510,000	518,925
Rexel SA 5.25%, 06/15/2020 - 144A	2,465,000	2,458,837
United Rentals North America, Inc. 8.38%, 09/15/2020	475,000	514,188
Wireless Telecommunication Services - 5.1%
Crown Castle International Corp. 5.25%, 01/15/2023	1,910,000	1,833,600
Digicel Group, Ltd. 10.50%, 04/15/2018 - 144A	1,045,000	1,107,700
Digicel, Ltd. 8.25%, 09/01/2017 - 144A	2,574,000	2,676,960
iPCS, Inc. 3.52%, 05/01/2014 (E)	880,000	880,000
MetroPCS Wireless, Inc.
6.25%, 04/01/2021 - 144A	3,575,000	3,637,562
6.63%, 04/01/2023 - 144A	5,365,000	5,458,887
NII International Telecom SCA 7.88%, 08/15/2019 - 144A	1,895,000	1,795,513
SBA Communications Corp. 5.63%, 10/01/2019 - 144A	1,110,000	1,098,900
Softbank Corp. 4.50%, 04/15/2020 - 144A	4,700,000	4,529,625
Sprint Nextel Corp.
6.00%, 12/01/2016 - 11/15/2022	9,045,000	8,927,100
7.00%, 08/15/2020	1,240,000	1,302,000
9.00%, 11/15/2018 - 144A	6,075,000	7,107,750
9.13%, 03/01/2017	995,000	1,144,250

Total Corporate Debt Securities (cost $684,574,309)		698,270,774

	Principal	Value
CONVERTIBLE BONDS - 0.3%
Hotels, Restaurants & Leisure - 0.3%
NCL Corp., Ltd. 5.00%, 02/15/2018 - 144A	$ 810,000	$ 793,800
Regal Cinemas Corp. 8.63%, 07/15/2019	1,330,000	1,419,775
Independent Power Producers & Energy Traders - 0.0%
Mirant Corp. (Escrow Certificates) Series 4, Class A 2.50%, 06/15/2021 (D)	1,220,000	0
Media - 0.0% (F)
Mood Media Corp. Series 1 10.00%, 10/31/2015 (B) (D) (G)	7,000	3,878

Total Convertible Bonds (cost $2,201,262)		2,217,453

LOAN ASSIGNMENTS - 5.6%
Aerospace & Defense - 0.2%
Sequa Corp., Tranche B 5.25%, 06/19/2017 (E)	1,592,000	1,596,975
Chemicals - 0.6%
Ineos US Finance LLC 4.00%, 05/04/2018 (E)	3,931,364	3,856,834
Tronox Pigments BV —, 03/19/2020 (H)	1,100,000	1,103,732
Diversified Consumer Services - 0.1%
Education Management LLC, Extended 4.31%, 06/01/2016 (E)	1,193,449	1,039,793
Diversified Financial Services - 0.5%
Alixpartners LLP, 2nd Lien 10.75%, 12/27/2019 (E)	2,300,000	2,328,750
Nuveen Investments, Inc., 2nd Lien —, 02/28/2019 (H)	1,700,000	1,680,875
Electric Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC, Extended 4.72%, 10/10/2017 (E)	2,490,000	1,738,643
Food Products - 0.1%
Hostess Brands, Inc. Term Loan 6.75%, 03/06/2020 (E)	700,000	711,375
Hotels, Restaurants & Leisure - 0.5%
Seven Seas Cruises S de RL LLC, Tranche B 4.75%, 12/21/2018 (E)	2,587,250	2,579,165
WMG Acquisition Corp., Delayed Draw -, 07/01/2020 (H)	1,700,000	1,683,000
Household Products - 0.3%
Sun Products Corp. 5.50%, 03/23/2020 (E)	2,793,000	2,755,761
Insurance - 0.7%
Asurion LLC, Tranche B1 Series 2000-LB1, Class AF5 4.75%, 07/18/2017 (E)	906,250	898,698
Lone Star Intermediate Super Holdings LLC, Tranche B 11.00%, 09/02/2019 (E)	4,300,000	4,493,500
Media - 0.2%
McGraw-Hill Global Education Holdings LLC, Term Loan 9.00%, 03/22/2019 (E)	1,795,500	1,767,221

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Metals & Mining - 0.8%
FMG Resources August 2006 Pty, Ltd. 5.25%, 10/18/2017 (E)	$ 6,163,425	$ 6,122,333
Multiline Retail - 0.6%
J C Penney Corp., Inc. Term Loan 6.00%, 05/21/2018 (E)	4,500,000	4,500,000
Oil, Gas & Consumable Fuels - 0.3%
EP Energy LLC Tranche B3 3.50%, 05/24/2018 (E)	2,500,000	2,482,812
Pharmaceuticals - 0.3%
Aptalis Pharma, Inc., Tranche B Series 2010-3A, Class A 5.50%, 02/10/2017 (E)	2,340,000	2,332,688
Transportation Infrastructure - 0.2%
CEVA Logistics US Holdings, Inc., Extended 5.28%, 08/31/2016 (E)	1,493,068	1,396,019
CEVA Logistics US Holdings, Inc., Extended Synthetic 5.28%, 08/31/2016 (E)	535,304	497,832

Total Loan Assignments (cost $45,294,544)		45,566,006

STRUCTURED NOTES DEBT - 0.5%
Diversified Consumer Services - 0.1%
Education Management LLC / Education Management Finance Corp. 15.00%, 07/01/2018 - 144A (I)	1,131,134	1,173,552
Media - 0.4%
Catalina Marketing Corp. Series 2005-1A, Class A2 11.63%, 10/01/2017 - 144A (A) (B) (I)	2,828,000	2,969,400

Total Structured Notes Debt (cost $3,977,365)		4,142,952

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.2%
Electronic Equipment & Instruments - 0.4%
Lucent Technologies Capital Trust I, 7.75% (J)	3,680	3,514,400
Health Care Equipment & Supplies - 0.3%
Alere, Inc. - Series B, 3.00% (J) (K)	11,750	2,667,132
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp., 4.50% (J) (K)	12,015	1,075,583
Chesapeake Energy Corp. 144A, 5.75% (J) (K)	2,780	2,880,775

Total Convertible Preferred Stocks (cost $10,287,918)		10,137,890

PREFERRED STOCK - 0.3%
Commercial Banks - 0.3%
GMAC Capital Trust I - Series 2, 8.13% (E)	87,120	2,269,476

Total Preferred Stock (cost $2,199,626)		2,269,476

COMMON STOCKS - 0.3%
Airlines - 0.0% (F)
Delta Air Lines, Inc. (J)	13,451	251,668
Building Products - 0.3%
Panolam Holdings Co. - GDR (B) (D) (G) (J)	1,803	2,366,780
Hotels, Restaurants & Leisure - 0.0% (F)
Greektown Superholdings, Inc. (J)	1,131	1
Independent Power Producers & Energy Traders - 0.0%
Mirant Corp. (Escrow Certificates) (D) (J)	550,000	0

	Shares	Value
Media - 0.0% (F)
New Cotai LLC / New Cotai Capital Corp. - Class B (D) (J)	6	$ 185,250

Total Common Stocks (cost $3,796,845)		2,803,699

RIGHT - 0.1%
Hotels, Restaurants & Leisure - 0.1%
BLB Contingent Value Rights (B) (G) (J)	2,010	934,650

Total Right (cost $2,010,000)		934,650

WARRANTS - 0.0% (F)
Food Products - 0.0% (F)
American Seafoods Group LLC (J) Expiration: 05/15/2018 Exercise Price: $0.01	1,265	189,750
Media - 0.0%
Reader’s Digest Association, Inc. (D) (J) Expiration: 02/19/2014 Exercise Price: $47.35	13,112	0
Oil, Gas & Consumable Fuels - 0.0% (F)
SemGroup Corp. (J) Expiration: 11/30/2014 Exercise Price: $25.0	8,130	182,600

Total Warrants (cost $81)		372,350

INVESTMENT COMPANY - 0.0%
Diversified Financial Services - 0.0%
Adelphia Recovery Trust - Series ACC1 (D)	2,697,805	0

Total Investment Company (cost $2,633,431)		0

	Principal	Value
REPURCHASE AGREEMENT - 4.8%
State Street Bank & Trust Co. 0.03% (L), dated 06/28/2013, to be repurchased at $39,143,047 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 11/15/2040 - 05/01/2041, and with a total value of $39,928,073.	$ 39,142,949	39,142,949

Total Repurchase Agreement (cost $39,142,949)		39,142,949

Total Investment Securities (cost $796,118,330) (M)		805,858,199
Other Assets and Liabilities - Net		11,974,742

Net Assets		$ 817,832,941

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(B)	Illiquid. Total aggregate market value of illiquid securities is $13,630,146 or 1.67% of the portfolio’s net assets.
(C)	In default.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $3,425,335, or 0.42% of the portfolio’s net assets.
(E)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(F)	Percentage rounds to less than 0.1%.
(G)	Restricted security. At June 30, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Bonds	Mood Media Corp. - Series 1	07/30/2012	$1,774	$3,878	0.00	% (N)

Common Stocks	Panolam Holdings Co.	11/29/2009	3,079,799	2,366,780	0.29

Right	BLB Contingent Value Rights	11/22/2010	2,010,000	934,650	0.11

			$5,091,573	$3,305,308	0.40%

(H)	All or portion of this security represents unsettled loan commitment at June 30, 2013 where the rate will be determined at time of settlement.
(I)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(J)	Non-income producing security.
(K)	The security has a perpetual maturity. The date shown is the next call date.
(L)	Rate shown reflects the yield at June 30, 2013.
(M)	Aggregate cost for federal income tax purposes is $796,118,330. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $27,760,022 and $18,020,153, respectively. Net unrealized appreciation for tax purposes is $9,739,869.
(N)	Percentage rounds to less than 0.01%.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $322,611,409, or 39.45% of the portfolio’s net assets.
GDR	Global Depositary Receipt
MTN	Medium Term Note

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Corporate Debt Securities
Aerospace & Defense	$—	$8,896,250	$—	$8,896,250
Air Freight & Logistics	—	2,094,660	—	2,094,660
Auto Components	—	4,147,510	—	4,147,510
Automobiles	—	3,107,056	—	3,107,056
Beverages	—	4,005,431	—	4,005,431
Biotechnology	—	3,410,640	—	3,410,640
Building Products	—	7,994,688	—	7,994,688
Capital Markets	—	1,125,400	—	1,125,400
Chemicals	—	18,637,425	—	18,637,425
Commercial Banks	—	2,048,025	—	2,048,025
Commercial Services & Supplies	—	20,686,775	—	20,686,775
Communications Equipment	—	8,623,022	—	8,623,022
Computers & Peripherals	—	4,015,325	—	4,015,325
Consumer Finance	—	12,192,828	—	12,192,828
Containers & Packaging	—	10,078,231	—	10,078,231
Distributors	—	5,001,075	—	5,001,075

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
Diversified Consumer Services	$—	$9,351,800	$—	$9,351,800
Diversified Financial Services	—	12,810,620	—	12,810,620
Diversified Telecommunication Services	—	38,882,228	—	38,882,228
Electric Utilities	—	2,054,900	—	2,054,900
Electrical Equipment	—	1,789,050	—	1,789,050
Energy Equipment & Services	—	23,831,775	—	23,831,775
Food & Staples Retailing	—	3,527,982	—	3,527,982
Food Products	—	9,077,560	—	9,077,560
Gas Utilities	—	7,927,188	—	7,927,188
Health Care Equipment & Supplies	—	28,247,551	—	28,247,551
Health Care Providers & Services	—	28,936,022	—	28,936,022
Health Care Technology	—	1,887,463	—	1,887,463
Hotels, Restaurants & Leisure	—	56,934,868	869,427	57,804,295
Household Durables	—	5,412,114	—	5,412,114
Household Products	—	18,753,962	—	18,753,962
Independent Power Producers & Energy Traders	—	7,408,863	—	7,408,863
Industrial Conglomerates	—	2,489,800	—	2,489,800
Insurance	—	5,523,950	—	5,523,950
Internet Software & Services	—	1,193,500	—	1,193,500
IT Services	—	3,181,938	—	3,181,938
Life Sciences Tools & Services	—	4,497,350	—	4,497,350
Machinery	—	8,137,288	—	8,137,288
Media	—	44,950,692	—	44,950,692
Metals & Mining	—	18,529,325	—	18,529,325
Oil, Gas & Consumable Fuels	—	75,206,850	—	75,206,850
Paper & Forest Products	—	4,347,952	—	4,347,952
Pharmaceuticals	—	10,564,800	—	10,564,800
Professional Services	—	10,299,937	—	10,299,937
Real Estate Investment Trusts	—	373,450	—	373,450
Real Estate Management & Development	—	2,605,850	—	2,605,850
Road & Rail	—	3,555,310	—	3,555,310
Semiconductors & Semiconductor Equipment	—	1,002,375	—	1,002,375
Software	—	18,016,287	—	18,016,287
Specialty Retail	—	51,341,053	—	51,341,053
Textiles, Apparel & Luxury Goods	—	4,390,844	—	4,390,844
Trading Companies & Distributors	—	12,794,662	—	12,794,662
Wireless Telecommunication Services	—	41,499,847	—	41,499,847
Convertible Bonds
Hotels, Restaurants & Leisure	—	2,213,575	—	2,213,575
Independent Power Producers & Energy Traders	—	—	0	0
Media	—	—	3,878	3,878
Loan Assignments	—	45,566,006	—	45,566,006
Structured Notes Debts	—	4,142,952	—	4,142,952
Convertible Preferred Stocks	7,257,115	2,880,775	—	10,137,890
Preferred Stock	2,269,476	—	—	2,269,476
Common Stocks
Airlines	251,668	—	—	251,668
Building Products	—	—	2,366,780	2,366,780
Hotels, Restaurants & Leisure	1	—	—	1
Independent Power Producers & Energy Traders	—	—	0	0
Media	—	—	185,250	185,250
Right	934,650	—	—	934,650
Warrants
Food Products	189,750	—	—	189,750
Media	—	—	0	0
Oil, Gas & Consumable Fuels	182,600	—	—	182,600
Investment Company
Diversified Financial Services	—	—	0	0
Repurchase Agreement	—	39,142,949	—	39,142,949
Total Investment Securities	$11,085,260	$791,347,604	$3,425,335	$805,858,199

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

(O)	Transfers between levels are considered to have occurred at the end of the reporting period. As of period ended June 30, 2013, securities with fair market value of $934,650 transferred from Level 2 to Level 1 due to availability of unadjusted quoted prices. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases (P)	Sales (Q)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (R)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at June 30, 2013 (S)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 (R)
Convertible Bonds	$7,252	$—	$—	$1,095	$—	$(4,469)	$—	$—	$3,878	$(4,469)
Corporate Debt Securities	1,059,269	—	(196,733)	(2,945)	(2,124,177)	2,134,013	—	—	869,427	5,984
Common Stocks	3,182,619	185,250	—	—	—	(815,839)	—	—	2,552,030	(815,839)
Investment Company	0	—	—	—	—	—	—	—	0	—
Preferred Corporate Debt	0	—	—	—	(3,758,574)	3,758,574	—	—	—	—
Warrants	0	—	—	—	—	—	—	—	0	—
Total	$4,249,140	$185,250	$(196,733)	$(1,850)	$(5,882,751)	$5,072,279	$—	$—	$3,425,335	$(814,324)

(P)	Purchases include all purchases of securities and securities received in corporate actions.
(Q)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(R)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(S)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 3.7%
U.S. Treasury Bond
2.75%, 11/15/2042	$ 5,000	$ 4,311
2.88%, 05/15/2043	467,000	413,295
3.13%, 02/15/2043	820,000	765,419
U.S. Treasury Inflation Indexed Bond 0.75%, 02/15/2042	159,523	140,430
U.S. Treasury Inflation Indexed Note 0.13%, 01/15/2023	574,281	556,828
U.S. Treasury Note
0.38%, 06/30/2015	105,000	105,041
1.38%, 06/30/2018	350,000	349,808
1.63%, 11/15/2022	68,000	63,479
1.75%, 05/15/2023	1,880,000	1,760,737

Total U.S. Government Obligations (cost $4,397,251)		4,159,348

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.8%
Fannie Mae
2.50%, 05/01/2028 - 06/01/2028	70,027	70,542
2.80%, 10/09/2019 (A)	280,000	235,200
2.95%, 03/01/2041 (B)	49,906	52,094
3.00%, 02/01/2028 - 06/01/2043	1,879,238	1,842,096
3.16%, 03/01/2041 (B)	45,148	47,077
3.27%, 12/01/2040 (B)	50,948	53,194
3.50%, 07/01/2027	456,719	476,209
3.50%, 09/01/2041 (B)	67,523	70,668
4.00%, 02/01/2025 - 10/01/2042	618,102	649,533
4.50%, 02/01/2025 - 08/01/2042	960,717	1,018,440
5.00%, 09/01/2033 - 05/01/2038	967,954	1,044,662
5.50%, 09/01/2036 - 08/01/2037	322,004	352,758
6.00%, 02/01/2038 - 12/01/2038	124,167	136,326
6.50%, 05/01/2040	252,814	280,096
Fannie Mae, IO 2.53%, 01/25/2022 (B)	179,502	25,908
Fannie Mae, TBA
2.50%	400,000	401,438
3.00%	800,000	806,312
3.50%	740,000	750,684
4.00%	600,000	623,742
4.50%	300,000	317,262
5.00%	200,000	215,234
5.50%	100,000	108,547
Farmer Mac Guaranteed Notes Trust Series 2007-1 5.13%, 04/19/2017 - 144A	350,000	398,424
Freddie Mac
2.64%, 01/25/2023	185,000	176,226
2.68%, 10/25/2022	80,000	76,675
3.00%, 03/01/2043 - 04/01/2043	976,660	953,436
3.05%, 02/01/2041 (B)	55,161	57,701
4.50%, 10/01/2041	419,702	441,896
5.00%, 03/01/2038	391,658	418,274
Freddie Mac, IO
1.03%, 10/25/2022 (B)	559,329	36,280
1.65%, 06/25/2022 (B)	378,868	39,385
1.69%, 12/25/2018 (B)	278,608	20,024
1.91%, 05/25/2019 (B)	219,198	19,096
Freddie Mac, TBA
3.50%	1,460,000	1,474,600
4.00%	400,000	415,078

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, TBA (continued)
4.50%	$ 100,000	$ 105,297
5.50%	100,000	107,578
FREMF Mortgage Trust
3.68%, 08/25/2045 - 144A (B)	50,000	47,896
3.78%, 10/25/2045 - 144A (B)	40,000	36,099
4.16%, 11/25/2044 - 144A (B)	20,000	18,517
Series 2013-K712, Class B
3.48%, 05/25/2045 - 144A (B)	110,000	103,326
Ginnie Mae
1.34%, 11/20/2059 (B)	446,336	456,348
4.00%, 02/20/2041 - 09/15/2042	523,349	550,042
4.50%, 05/20/2041 - 02/15/2042	881,267	944,849
5.00%, 12/15/2040	95,302	103,166
Ginnie Mae, IO 1.01%, 02/16/2053 (B)	311,318	26,095
Ginnie Mae, TBA
3.00%	90,000	88,973
3.50%	600,000	615,750
4.00%	100,000	104,953
4.50%	200,000	212,211
5.00%	300,000	323,531
5.50%	200,000	217,734
Resolution Funding Corp., Interest STRIPS
1.59%, 10/15/2018 (A)	250,000	229,042
1.81%, 07/15/2018 (A)	250,000	229,350
Tennessee Valley Authority 5.25%, 09/15/2039	60,000	67,508

Total U.S. Government Agency Obligations (cost $18,789,525)		18,693,382

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Argentine Republic Government International Bond 2.50%, 12/31/2038 (C)	30,000	9,750
Brazilian Government International Bond 7.13%, 01/20/2037	25,000	29,750
Italy Buoni Poliennali del Tesoro
3.75%, 04/15/2016	EUR 615,000	827,355
5.25%, 08/01/2017	115,000	161,178
Mexico Government International Bond 5.13%, 01/15/2020	$180,000	197,820
Poland Government International Bond Series 2013-NPL1, Class A 5.00%, 03/23/2022	40,000	43,000
Republic of South Africa 5.50%, 03/09/2020	100,000	105,375
Russian Federation 7.50%, 03/31/2030 - Reg S (C)	93,125	109,073

Total Foreign Government Obligations (cost $1,518,920)		1,483,301

MORTGAGE-BACKED SECURITIES - 5.3%
Adjustable Rate Mortgage Trust Series 2004-2, Class 7A2 1.03%, 02/25/2035 (B)	49,616	48,729
Banc of America Large Loan, Inc. Series 2010-UB4, Class A4A 5.03%, 12/20/2041 - 144A (B)	99,126	102,437
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (B)	10,000	10,455

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc. (continued)
Series 2007-3, Class A4
5.86%, 06/10/2049 (B)	$ 60,000	$ 67,185
Series 2007-3, Class AM
5.86%, 06/10/2049 (B)	55,000	59,480
BB-UBS Trust Series 2012-TFT, Class A 2.89%, 06/05/2030 - 144A	100,000	93,917
Bear Stearns Commercial Mortgage Securities Series 2007-PW17, Class A3 5.74%, 06/11/2050	90,021	93,620
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A2 0.40%, 12/25/2046 (B)	491,008	62,581
Citigroup Commercial Mortgage Trust
0.80%, 01/12/2018	1,313,433	41,599
3.01%, 01/12/2018	250,000	238,914
Series 2005-C3, Class AJ
4.96%, 05/15/2043 (B)	90,000	92,801
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	55,000	59,587
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	100,000	96,485
Commercial Mortgage Pass-Through Certificates, IO
Series 2013-CR6, Class XA
1.71%, 03/10/2046 (B)	727,966	59,786
Series 2013-CR7, Class XA
1.77%, 03/10/2046 (B)	500,546	50,993
Series 2013-LC6, Class XA
1.96%, 01/10/2046 (B)	775,743	79,641
Commercial Mortgage Trust Series 2007-GG11, Class A4 5.74%, 12/10/2049	30,000	33,599
Countrywide Alternative Loan Trust Series 2007-22, Class 2A16 6.50%, 09/25/2037	319,946	246,273
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3, Class AJ 4.77%, 07/15/2037	10,000	10,339
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class AM
5.99%, 06/15/2038 (B)	40,000	43,511
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (B)	90,000	100,953
Series 2010-RR2, Class 2A
5.95%, 09/15/2039 - 144A (B)	120,000	133,877
DBRR Trust Series 2012-EZ1, Class A 0.95%, 09/25/2045 - 144A	191,180	191,556
GE Capital Commercial Mortgage Corp. Series 2007-C1, Class AAB 5.48%, 12/10/2049	70,238	73,581
GMAC Mortgage Corp., Loan Trust Series 2005-AR1, Class 3A 3.43%, 03/18/2035 (B)	334,878	317,293
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	35,000	37,494
Series 2007-GG9, Class AM
5.48%, 03/10/2039	25,000	26,279

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II Series 2013-KING, Class E 3.55%, 12/10/2027 - 144A (B)	$ 100,000	$ 85,504
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.93%, 02/10/2046 (B)	994,971	111,975
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (B)	1,000,000	68,023
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	45,000	42,264
Series 2006-GG8, Class AM
5.59%, 11/10/2039	20,000	21,698
Impac CMB Trust Series 2004-6, Class 1A1 0.99%, 10/25/2034 (B)	145,792	123,288
IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1 3.21%, 09/25/2037 (B)	271,681	240,040
IndyMac Index Mortgage Loan Trust Series 2007-AR15, Class 2A1 4.59%, 08/25/2037 (B)	300,736	245,684
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	171,153	173,446
Series 2006-CB14, Class AM
5.63%, 12/12/2044 (B)	70,000	75,791
Series 2006-LDP9, Class AM
5.37%, 05/15/2047	20,000	21,102
Series 2007-CB18, Class A3
5.45%, 06/12/2047	31,911	32,735
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (B)	162,100	173,848
Series 2013-C10, Class C
4.30%, 12/15/2047 (B)	17,778	16,501
Series 2013-LC11, Class C
3.96%, 04/15/2046 (B)	20,000	18,117
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (B)	40,000	41,995
Series 2007-C7, Class A3
5.87%, 09/15/2045 (B)	48,008	53,510
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.83%, 10/25/2028 (B)	109,321	107,098
Series 2004-A3, Class 4A3
5.07%, 05/25/2034 (B)	89,230	87,728
Merrill Lynch Mortgage Trust Series 2005-CKI1, Class AJ 5.46%, 11/12/2037 (B)	55,000	56,719
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class A4 5.70%, 09/12/2049	200,000	224,002
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.76%, 04/12/2049 (B)	60,369	60,533
Series 2007-HQ12, Class AM
5.76%, 04/12/2049 (B)	85,000	90,474

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	$ 30,000	$ 32,141
Series 2007-IQ15, Class AM
6.09%, 06/11/2049 (B)	60,000	64,604
Morgan Stanley Capital I Trust, IO Series 2012-C4, Class XA 2.87%, 03/15/2045 - 144A (B)	501,174	66,447
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	45,740	46,154
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	73,506	74,425
Motel 6 Trust Series 2012-MTL6, Class B 2.74%, 10/05/2025 - 144A	140,000	137,048
Queens Center Mortgage Trust Series 2013-QCA, Class D 3.59%, 01/11/2037 - 144A (B)	130,000	108,266
S2 Hospitality LLC Series 2012-LV1, Class A 4.50%, 04/15/2025 - 144A	37,996	37,951
STRIPs, Ltd. Series 2012-1A, Class A 1.50%, 12/25/2044 - 144A	82,727	81,817
Structured Asset Mortgage Investments, Inc. Series 2003-AR4, Class A1 0.89%, 01/19/2034 (B)	206,655	197,499
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
6.12%, 02/15/2051	240,000	266,983
Series 2007-C33, Class AJ
6.12%, 02/15/2051 (B)	65,000	61,508
WF-RBS Commercial Mortgage Trust, IO Series 2012-C10, Class XA 1.99%, 12/15/2045 - 144A (B)	456,565	52,012

Total Mortgage-Backed Securities (cost $6,354,447)		5,871,895

ASSET-BACKED SECURITIES - 5.4%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	40,000	41,431
Series 2012-2, Class C
2.64%, 10/10/2017	40,000	40,613
Series 2012-3, Class C
2.42%, 05/08/2018	40,000	40,491
Series 2012-5, Class C
1.69%, 11/08/2018	45,000	44,278
AUTO Asset-Backed Securities Srl Series 2012-2, Class A 2.80%, 04/27/2025 - Reg S	EUR 73,519	96,585
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64%, 05/20/2016 - 144A	$100,000	105,763
Ford Credit Auto Owner Trust Series 2013-B, Class D 1.82%, 11/15/2019	40,000	39,084
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A	35,000	35,095

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust (continued)
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A	$ 15,000	$ 15,060
Series 2011-2, Class C
2.37%, 09/15/2015	40,000	40,144
Series 2011-2, Class D
2.86%, 09/15/2015	30,000	30,159
Series 2012-1, Class C
1.69%, 01/15/2016 (B)	100,000	100,554
Series 2012-1, Class D
2.29%, 01/15/2016 (B)	100,000	100,830
Series 2012-4, Class D
2.09%, 09/15/2016	100,000	100,780
Hertz Vehicle Financing LLC Series 2009-2A, Class A2 5.29%, 03/25/2016 - 144A	120,000	127,387
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class B2
2.48%, 10/15/2045 - 144A	100,000	100,730
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	210,000	207,249
Series 2013-T1, Class B1
1.25%, 01/15/2044 - 144A	100,000	99,810
Series 2013-T3, Class A3
1.79%, 05/15/2046 - 144A	215,000	212,313
Hyundai Auto Receivables Trust Series 2012-A, Class D 2.61%, 05/15/2018	30,000	30,517
Nationstar Agency Advance Funding Trust
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	110,000	106,205
Series T2A, Class CT2
3.23%, 02/18/2048 - 144A	150,000	150,621
Nationstar Mortgage Advance Receivable Trust
Series 2013-T1A, Class A1
1.08%, 06/20/2044 - 144A	120,000	119,871
Series 2013-T2A, Class A2
1.68%, 06/20/2046 - 144A	175,000	174,813
Nelnet Student Loan Trust Series 2008-3, Class A4 1.92%, 11/25/2024 (B)	100,000	104,619
PFS Financing Corp.
Series 2012-AA, Class A
1.39%, 02/15/2016 - 144A (B)	100,000	100,373
Series 2013-AA, Class B
1.29%, 02/15/2018 - 144A (B)	100,000	99,496
Prestige Auto Receivables Trust
Series 2011-1A, Class D
5.18%, 07/16/2018 - 144A	100,000	104,084
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	100,000	99,773
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	66,495	66,712
Series 2012-1, Class B
2.72%, 05/16/2016	25,000	25,451
Series 2012-1, Class C
3.78%, 11/15/2017	35,000	36,333

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-3, Class B
1.94%, 12/15/2016	$ 85,000	$ 85,749
Series 2012-3, Class C
3.01%, 04/16/2018	110,000	112,970
Series 2012-4, Class C
2.94%, 12/15/2017	20,000	20,322
Series 2012-5, Class B
1.56%, 08/15/2018	55,000	55,438
Series 2012-5, Class C
2.70%, 08/15/2018	25,000	25,157
Series 2012-6, Class B
1.33%, 05/15/2017	45,000	45,194
Series 2012-6, Class C
1.94%, 03/15/2018	30,000	29,780
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	120,000	119,901
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	220,000	215,633
Series 2013-2, Class B
1.33%, 03/15/2018	120,000	119,577
Series 2013-2, Class C
1.95%, 03/15/2019	190,000	185,689
Series 2013-3, Class B
1.19%, 05/15/2018	105,000	104,073
Scholar Funding Trust
Series 2011-A, Class A
1.18%, 10/28/2043 - 144A (B)	107,853	106,328
Series 2013-A, Class A
0.84%, 01/30/2045 - 144A (B)	206,050	204,555
SLC Private Student Loan Trust Series 2006-A, Class A5 0.45%, 07/15/2036 (B)	125,000	120,806
SLM Student Loan Trust
Series 2004-B, Class A2
0.47%, 06/15/2021 (B)	212,509	208,314
Series 2012-A, Class A1
1.59%, 08/15/2025 - 144A (B)	71,509	72,271
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	100,000	106,306
Series 2012-C, Class A1
1.29%, 08/15/2023 - 144A (B)	72,591	72,987
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	135,000	139,690
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	160,000	164,171
Series 2012-E, Class A1
0.94%, 10/16/2023 - 144A (B)	81,529	81,590
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	170,000	160,877
Series 2013-A, Class A2B
1.24%, 05/17/2027 - 144A (B)	150,000	146,777
SpringCastle America Funding LLC Series 2013-1A, Class A 3.75%, 04/03/2021 - 144A	231,684	231,800
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	110,000	109,405

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust (continued)
Series 2012-D, Class A
2.15%, 04/17/2023	$ 145,000	$ 140,648

Total Asset-Backed Securities (cost $5,992,888)		5,983,232

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
New York City Water & Sewer System
5.38%, 06/15/2043	45,000	48,566
5.50%, 06/15/2043	55,000	60,018

Total Municipal Government Obligations (cost $98,594)		108,584

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
Capital Markets - 0.0% (D)
State Street Capital Trust IV 1.27%, 06/15/2037 (B)	10,000	8,108
Commercial Banks - 0.1%
Fifth Third Capital Trust IV 6.50%, 04/15/2037 (B) (E)	65,000	64,756
Diversified Financial Services - 0.0% (D)
Lehman Brothers Holdings Capital Trust VII, Series MTN 5.86%, 08/01/2013 (F) (G) (H) (I)	200,000	40
Lehman Brothers Holdings E-Capital Trust I 3.59%, 08/19/2065 (F) (H) (I)	120,000	24

Total Preferred Corporate Debt Securities (cost $339,002)		72,928

CORPORATE DEBT SECURITIES - 9.5%
Auto Components - 0.0% (D)
BorgWarner, Inc. 4.63%, 09/15/2020	30,000	31,509
Automobiles - 0.0%
General Motors Corp. (Escrow Shares) 8.25%, 07/15/2023 (H)	453,000	0
Capital Markets - 0.4%
Goldman Sachs Group, Inc.
3.63%, 01/22/2023 (E)	105,000	100,461
5.75%, 01/24/2022	79,000	87,138
Morgan Stanley
2.13%, 04/25/2018	105,000	100,489
3.80%, 04/29/2016	100,000	104,006
Chemicals - 0.1%
LyondellBasell Industries NV 5.00%, 04/15/2019	60,000	65,286
Commercial Banks - 0.4%
Caixa Economica Federal 2.38%, 11/06/2017 - 144A	150,000	138,375
Glitnir Banki HF 6.33%, 07/28/2011 - 144A (F)	160,000	46,000
HSBC Bank Brasil SA - Banco Multiplo 4.00%, 05/11/2016 - 144A	200,000	205,000
Landsbanki Islands HF 6.10%, 08/25/2011 - 144A (F) (I)	140,000	10,850
Commercial Services & Supplies - 0.1%
United Rentals North America, Inc. 7.63%, 04/15/2022	100,000	108,250
Communications Equipment - 0.0% (D)
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.85%, 04/15/2023 (E)	47,000	44,319

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Consumer Finance - 0.0% (D)
SLM Corp, Series MTN 4.63%, 09/25/2017	$ 11,000	$ 10,835
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.00%, 11/15/2020 - 144A (E)	200,000	192,750
Rock Tenn Co.
3.50%, 03/01/2020	21,000	20,549
4.00%, 03/01/2023 (E)	50,000	48,177
Distributors - 0.1%
Glencore Funding LLC 2.50%, 01/15/2019 - 144A	90,000	81,424
Diversified Financial Services - 1.9%
Bank of America Corp.
2.00%, 01/11/2018	230,000	222,781
3.88%, 03/22/2017	37,000	38,751
5.20%, 06/01/2023 (B) (E) (G)	49,000	46,060
5.70%, 01/24/2022	158,000	175,387
6.50%, 08/01/2016	30,000	33,823
Bank of America Corp., Series GMTN 5.65%, 05/01/2018	315,000	349,959
Bank of America Corp., Series MTN 3.30%, 01/11/2023	45,000	42,532
Citigroup, Inc.
4.45%, 01/10/2017	30,000	32,124
4.50%, 01/14/2022 (E)	70,000	72,928
4.59%, 12/15/2015	401,000	428,242
5.35%, 05/15/2023 (B) (G)	25,000	23,438
Ford Motor Credit Co., LLC
5.00%, 05/15/2018	200,000	213,285
6.63%, 08/15/2017	100,000	113,179
JPMorgan Chase & Co.
3.20%, 01/25/2023 (E)	70,000	66,451
3.25%, 09/23/2022	29,000	27,533
5.15%, 05/01/2023 (B) (E) (G)	33,000	31,432
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A (F) (H)	130,000	0
7.63%, 02/28/2015 - 144A (F)	710,000	166,850
Lehman Brothers Holdings Prod (Escrow shares) 1.00%, 02/06/2049 - 144A (I)	100,000	24,375
Lehman Brothers Holdings, Inc. (Escrow shares) 6.75%, 12/28/2017 (H) (I)	480,000	0
Diversified Telecommunication Services - 0.3%
AT&T, Inc. 5.35%, 09/01/2040	40,000	40,474
Intelsat Jackson Holdings SA 7.25%, 04/01/2019 (E)	54,000	56,497
Sprint Capital Corp. 6.88%, 11/15/2028	24,000	23,040
Verizon Communications, Inc. 3.85%, 11/01/2042 (E)	167,000	138,567
Virgin Media Secured Finance PLC 6.50%, 01/15/2018	100,000	102,750

	Principal	Value
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036 (E)	$ 37,000	$ 39,961
8.88%, 11/15/2018	7,000	9,100
Duke Energy Carolinas LLC 4.25%, 12/15/2041 (E)	50,000	46,585
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, 12/01/2020	336,000	367,920
Georgia Power Co. 3.00%, 04/15/2016	100,000	104,647
Hydro-Quebec
8.05%, 07/07/2024	240,000	330,079
8.40%, 01/15/2022	95,000	129,097
Jersey Central Power & Light Co. 7.35%, 02/01/2019	30,000	36,223
Trans-Allegheny Interstate Line Co. 4.00%, 01/15/2015 - 144A	30,000	31,159
Energy Equipment & Services - 0.5%
DCP Midstream LLC 5.85%, 05/21/2043 - 144A (B) (E)	10,000	9,600
Enterprise Products Operating LLC 4.45%, 02/15/2043 (E)	30,000	26,630
Noble Holding International, Ltd. 5.25%, 03/15/2042 (E)	45,000	40,306
Transocean, Inc.
2.50%, 10/15/2017 (E)	100,000	98,824
5.05%, 12/15/2016	60,000	65,245
6.00%, 03/15/2018	157,000	175,941
6.50%, 11/15/2020 (E)	80,000	90,049
Food & Staples Retailing - 0.0% (D)
Wal-Mart Stores, Inc. 4.00%, 04/11/2043 (E)	50,000	45,559
Food Products - 0.0% (D)
Mondelez International, Inc. 6.50%, 08/11/2017	35,000	40,693
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6.25%, 11/15/2015	138,000	152,732
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc. 5.45%, 06/15/2021	56,000	62,376
Tenet Healthcare Corp. 6.25%, 11/01/2018	55,000	57,888
UnitedHealth Group, Inc. 3.38%, 11/15/2021	15,000	14,953
WellPoint, Inc.
1.88%, 01/15/2018 (E)	65,000	63,644
3.70%, 08/15/2021	8,000	8,066
Insurance - 0.9%
Allianz Finance II BV, Series EMTN 5.75%, 07/08/2041 (B)	EUR 100,000	143,782
American International Group, Inc.
3.80%, 03/22/2017 (E)	$ 106,000	111,122
4.88%, 06/01/2022 (E)	60,000	63,955
8.18%, 05/15/2058 (B)	35,000	42,700
American International Group, Inc., Series GMTN 5.45%, 05/18/2017	45,000	49,605

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Insurance (continued)
AXA SA, Series EMTN 5.25%, 04/16/2040 (B)	EUR 50,000	$ 66,343
Manulife Financial Corp. 3.40%, 09/17/2015	$ 50,000	52,239
Metropolitan Life Global Funding I 5.13%, 06/10/2014 - 144A	100,000	104,308
Prudential Financial, Inc.
5.20%, 03/15/2044 (B) (E)	5,000	4,725
5.88%, 09/15/2042 (B)	48,000	48,120
Prudential Financial, Inc., Series MTN
4.75%, 09/17/2015	66,000	71,020
5.38%, 06/21/2020	120,000	134,525
Swiss Re Capital I LP 6.85%, 05/25/2016 - 144A (B) (G)	70,000	72,275
XL Group PLC 6.50%, 04/15/2017 (B) (E) (G)	80,000	78,000
Life Sciences Tools & Services - 0.0% (D)
Life Technologies Corp. 6.00%, 03/01/2020	40,000	45,063
Media - 0.7%
CBS Corp.
4.63%, 05/15/2018 (E)	20,000	21,666
5.75%, 04/15/2020	16,000	18,148
8.88%, 05/15/2019	30,000	38,662
Comcast Corp.
4.65%, 07/15/2042 (E)	115,000	110,277
5.88%, 02/15/2018	99,000	115,584
COX Communications, Inc.
3.25%, 12/15/2022 - 144A	59,000	55,509
4.70%, 12/15/2042 - 144A (E)	3,000	2,661
8.38%, 03/01/2039 - 144A	95,000	128,758
NBCUniversal Media LLC
4.38%, 04/01/2021	97,000	104,633
4.45%, 01/15/2043	40,000	37,341
5.15%, 04/30/2020	52,000	59,201
Time Warner Cable, Inc. 4.50%, 09/15/2042	35,000	27,142
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.
3.10%, 03/15/2020 - 144A	60,000	55,459
5.45%, 03/15/2043 - 144A	40,000	35,274
Novelis, Inc. 8.75%, 12/15/2020	110,000	117,975
Multi-Utilities - 0.2%
Dominion Resources, Inc. 1.95%, 08/15/2016	70,000	71,397
MidAmerican Energy Holdings Co. 5.95%, 05/15/2037	140,000	155,543
Multiline Retail - 0.0% (D)
Macy’s Retail Holdings, Inc. 7.45%, 07/15/2017	38,000	45,476
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp. 5.95%, 09/15/2016	93,000	104,316
Energy Transfer Partners, LP
3.60%, 02/01/2023	50,000	46,794
6.50%, 02/01/2042	40,000	42,657

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum, Inc. 7.38%, 05/01/2022 (E)	$ 60,000	$ 63,000
Linn Energy LLC / Linn Energy Finance Corp. 6.25%, 11/01/2019 - 144A	80,000	76,200
MEG Energy Corp.
6.38%, 01/30/2023 - 144A (E)	20,000	19,400
6.50%, 03/15/2021 - 144A	110,000	109,037
Murphy Oil Corp.
2.50%, 12/01/2017 (E)	73,000	71,999
3.70%, 12/01/2022	89,000	82,559
4.00%, 06/01/2022	15,000	14,328
Nexen, Inc.
5.88%, 03/10/2035	10,000	10,449
6.40%, 05/15/2037 (E)	55,000	59,779
7.50%, 07/30/2039	95,000	116,021
Noble Energy, Inc. 6.00%, 03/01/2041	40,000	45,064
Peabody Energy Corp. 6.25%, 11/15/2021 (E)	45,000	43,425
Petrobras International Finance Co. - Pifco 3.88%, 01/27/2016	160,000	164,612
Plains Exploration & Production Co. 6.50%, 11/15/2020	46,000	48,769
Range Resources Corp. 5.75%, 06/01/2021	10,000	10,300
SemGroup, LP (Escrow Shares) 8.75%, 11/15/2049 (B)	25,000	500
Western Gas Partners, LP
4.00%, 07/01/2022	31,000	30,092
5.38%, 06/01/2021 (E)	100,000	107,306
Williams Cos., Inc.
3.70%, 01/15/2023 (E)	15,000	13,936
7.88%, 09/01/2021	53,000	63,980
Paper & Forest Products - 0.1%
International Paper Co. 4.75%, 02/15/2022 (E)	120,000	126,275
Pharmaceuticals - 0.0% (D)
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	25,000	25,002
Real Estate Investment Trusts - 0.1%
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	17,000	16,074
4.75%, 06/01/2021	35,000	36,769
Vornado Realty, LP 5.00%, 01/15/2022	50,000	52,484
Real Estate Management & Development - 0.1%
Realogy Corp. 7.88%, 02/15/2019 - 144A (E)	55,000	58,025
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.00%, 03/15/2023	73,000	69,564
Specialty Retail - 0.1%
QVC, Inc. 7.50%, 10/01/2019 - 144A	45,000	48,924
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 3.13%, 07/16/2022 (E)	200,000	184,279

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Wireless Telecommunication Services - 0.5%
Crown Castle Towers LLC 6.11%, 01/15/2020 - 144A	$ 200,000	$ 229,495
MetroPCS Wireless, Inc. 7.88%, 09/01/2018	4,000	4,260
SBA Tower Trust 5.10%, 04/17/2017 - 144A	40,000	43,748
Sprint Nextel Corp. 9.00%, 11/15/2018 - 144A	95,000	111,150

Total Corporate Debt Securities (cost $11,541,685)		10,552,213

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.07%, 11/14/2013 (A) (J)	115,000	114,970

Total Short-Term U.S. Government Obligation (cost $114,970)		114,970

	Shares	Value
PREFERRED STOCKS - 0.2%
Capital Markets - 0.0% (D)
Goldman Sachs Group, Inc. - Series J, 5.50% (B) (E)	2,374	57,309
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (B)	3,392	94,467
U.S. Government Agency Obligation - 0.1%
Fannie Mae - Series O, 0.00% (G) (K)	600	4,788
Fannie Mae - Series S, 8.25% (B) (G) (K)	10,800	49,140
Freddie Mac - Series Z, 8.38% (B) (G) (K)	14,925	69,401

Total Preferred Stocks (cost $826,992)		275,105

COMMON STOCKS - 59.7%
Aerospace & Defense - 1.8%
General Dynamics Corp.	404	31,645
Honeywell International, Inc.	12,158	964,616
United Technologies Corp.	11,016	1,023,827
Air Freight & Logistics - 0.1%
FedEx Corp.	709	69,893
United Parcel Service, Inc. - Class B	304	26,290
Airlines - 0.1%
Southwest Airlines Co.	6,021	77,611
Auto Components - 0.1%
Johnson Controls, Inc.	1,513	54,150
Automobiles - 0.5%
General Motors Co. (K)	16,570	551,947
Beverages - 1.7%
Coca-Cola Co.	20,355	816,439
Coca-Cola Enterprises, Inc.	8,758	307,931
Dr. Pepper Snapple Group, Inc.	4,026	184,914
PepsiCo, Inc.	6,603	540,060
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (K)	1,726	159,207
Biogen IDEC, Inc. (K)	3,955	851,116
Celgene Corp. (K)	5,987	699,940
Onyx Pharmaceuticals, Inc. (E) (K)	1,305	113,300
Vertex Pharmaceuticals, Inc. (K)	2,222	177,471
Building Products - 0.3%
Masco Corp.	14,184	276,446

	Shares	Value
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	3,912	$ 591,690
Invesco, Ltd.	11,885	377,943
Morgan Stanley	10,117	247,158
State Street Corp.	6,041	393,934
Chemicals - 1.1%
Air Products & Chemicals, Inc.	4,728	432,943
Axiall Corp. (E)	2,739	116,627
CF Industries Holdings, Inc. - Class B	474	81,291
Dow Chemical Co.	12,114	389,707
E.I. du Pont de Nemours & Co.	4,379	229,897
Commercial Banks - 1.8%
CIT Group, Inc. (K)	641	29,890
Comerica, Inc. - Class A	3,522	140,281
Fifth Third Bancorp	2,598	46,894
SunTrust Banks, Inc.	3,852	121,608
Wells Fargo & Co.	39,759	1,640,854
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	3,842	126,594
Communications Equipment - 1.7%
Cisco Systems, Inc.	43,625	1,060,524
QUALCOMM, Inc.	12,924	789,398
Computers & Peripherals - 2.0%
Apple, Inc.	4,099	1,623,532
EMC Corp.	10,541	248,978
Hewlett-Packard Co.	10,107	250,654
NetApp, Inc. (K)	1,662	62,790
Construction & Engineering - 0.5%
Fluor Corp.	9,277	550,219
Consumer Finance - 0.3%
Capital One Financial Corp.	5,930	372,463
Containers & Packaging - 0.2%
Crown Holdings, Inc. (K)	5,264	216,508
Diversified Financial Services - 2.1%
Bank of America Corp.	73,952	951,023
Citigroup, Inc.	24,669	1,183,372
IntercontinentalExchange, Inc. (K)	1,082	192,336
NYSE Euronext	1,120	46,368
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	12,661	448,199
Verizon Communications, Inc.	17,222	866,956
Electric Utilities - 1.3%
American Electric Power Co., Inc.	2,318	103,800
Edison International	7,804	375,841
NextEra Energy, Inc.	7,250	590,730
NV Energy, Inc.	3,809	89,359
Xcel Energy, Inc.	8,080	228,987
Electrical Equipment - 0.8%
Eaton Corp. PLC	730	48,046
Emerson Electric Co.	15,714	857,042
Electronic Equipment & Instruments - 0.1%
Corning, Inc.	4,272	60,791
TE Connectivity, Ltd.	2,095	95,406
Energy Equipment & Services - 1.4%
Cameron International Corp. (K)	2,805	171,554
Ensco PLC - Class A	7,773	451,767
Noble Corp.	4,739	178,091
Schlumberger, Ltd.	10,383	744,046

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	12,373	$ 707,488
Kroger Co.	1,913	66,075
Wal-Mart Stores, Inc.	3,229	240,528
Food Products - 1.2%
Archer-Daniels-Midland Co.	14,856	503,767
General Mills, Inc.	6,777	328,888
Mondelez International, Inc. - Class A	18,896	539,103
Gas Utilities - 0.1%
Questar Corp. (E)	3,003	71,622
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	4,049	280,474
CareFusion Corp. - Class A (K)	5,849	215,536
Covidien PLC	6,077	381,879
Intuitive Surgical, Inc. (K)	485	245,691
St. Jude Medical, Inc.	1,380	62,969
Health Care Providers & Services - 1.0%
DaVita HealthCare Partners, Inc. (K)	1,787	215,870
Humana, Inc. - Class A (E)	3,975	335,410
UnitedHealth Group, Inc.	9,063	593,445
Health Care Technology - 0.2%
athenahealth, Inc. (E) (K)	660	55,915
Cerner Corp. (K)	1,356	130,298
Hotels, Restaurants & Leisure - 0.6%
Marriott International, Inc. - Class A	4,361	176,053
Royal Caribbean Cruises, Ltd. - Class A	5,652	188,438
Starbucks Corp.	1,445	94,633
Yum! Brands, Inc.	3,520	244,077
Household Durables - 0.2%
Lennar Corp. - Class A (E)	1,830	65,953
NVR, Inc. (K)	25	23,050
PulteGroup, Inc. (K)	9,608	182,264
Household Products - 1.4%
Clorox Co.	1,038	86,299
Kimberly-Clark Corp. (E)	3,605	350,190
Procter & Gamble Co.	14,403	1,108,887
Industrial Conglomerates - 0.5%
General Electric Co.	26,202	607,624
Insurance - 2.3%
ACE, Ltd.	7,652	684,701
Aflac, Inc.	1,500	87,180
AON PLC	2,993	192,599
Berkshire Hathaway, Inc. - Class B (K)	5,327	596,198
Everest RE Group, Ltd.	699	89,654
Hartford Financial Services Group, Inc.	5,430	167,896
MetLife, Inc.	13,262	606,869
Prudential Financial, Inc.	1,866	136,274
RenaissanceRe Holdings, Ltd.	586	50,859
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (K)	1,784	495,399
Expedia, Inc. (E)	1,113	66,947
priceline.com, Inc. (K)	266	220,016
Internet Software & Services - 1.7%
eBay, Inc. (K)	3,637	188,106
Google, Inc. - Class A (K)	1,914	1,685,028
LinkedIn Corp. - Class A (K)	166	29,598
IT Services - 1.9%
Cognizant Technology Solutions Corp. - Class A (K)	3,315	207,552

	Shares	Value
IT Services (continued)
Fidelity National Information Services, Inc.	4,256	$ 182,327
International Business Machines Corp.	3,902	745,711
Jack Henry & Associates, Inc.	1,438	67,773
Visa, Inc. - Class A (E)	4,670	853,443
Life Sciences Tools & Services - 0.3%
Mettler-Toledo International, Inc. (E) (K)	802	161,362
Thermo Fisher Scientific, Inc.	1,776	150,303
Machinery - 0.7%
Cummins, Inc.	472	51,193
Deere & Co. (E)	1,746	141,862
PACCAR, Inc.	9,507	510,146
SPX Corp.	1,715	123,446
Media - 2.4%
CBS Corp. - Class B	8,073	394,528
Comcast Corp. - Class A	21,608	904,943
DISH Network Corp. - Class A	1,793	76,238
Time Warner Cable, Inc.	2,585	290,761
Time Warner, Inc.	14,553	841,454
Walt Disney Co. - Class A	3,359	212,121
Metals & Mining - 0.2%
Alcoa, Inc.	27,525	215,246
Walter Energy, Inc. (E)	1,568	16,307
Multi-Utilities - 0.8%
CMS Energy Corp.	2,231	60,616
DTE Energy Co.	3,190	213,762
NiSource, Inc. - Class B	10,136	290,295
Sempra Energy	3,776	308,726
Multiline Retail - 0.8%
Macy’s, Inc.	4,205	201,840
Nordstrom, Inc.	680	40,759
Target Corp.	9,773	672,969
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp. - Class A	3,332	286,319
Apache Corp.	1,893	158,690
Chevron Corp.	12,262	1,451,085
ConocoPhillips	8,906	538,813
EOG Resources, Inc.	1,850	243,608
Exxon Mobil Corp.	15,921	1,438,462
Marathon Petroleum Corp.	2,563	182,127
Occidental Petroleum Corp.	4,095	365,397
Phillips 66	4,938	290,898
Range Resources Corp.	766	59,227
Valero Energy Corp.	1,730	60,152
Williams Cos., Inc.	7,066	229,433
Pharmaceuticals - 3.1%
Actavis, Inc. (K)	664	83,810
Allergan, Inc.	3,284	276,644
Bristol-Myers Squibb Co.	19,543	873,377
Johnson & Johnson	19,986	1,715,998
Merck & Co., Inc.	3,183	147,850
Pfizer, Inc.	8,320	233,043
Valeant Pharmaceuticals International, Inc. (K)	1,323	113,884
Zoetis, Inc. - Class A	956	29,536
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	450	29,574
American Campus Communities, Inc. - Class A	1,471	59,811
Apartment Investment & Management Co. - Class A	1,036	31,121

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Real Estate Investment Trusts (continued)
Boston Properties, Inc.	1,214	$ 128,040
Brandywine Realty Trust	7,813	105,632
CBL & Associates Properties, Inc.	7,311	156,602
Digital Realty Trust, Inc. (E)	1,085	66,185
HCP, Inc.	2,587	117,553
Highwoods Properties, Inc. (E)	3,883	138,274
Host Hotels & Resorts, Inc. (E)	7,572	127,740
LaSalle Hotel Properties	4,052	100,084
Post Properties, Inc.	1,025	50,727
ProLogis, Inc. - Class A	590	22,255
Simon Property Group, Inc.	1,717	271,149
Ventas, Inc.	1,711	118,846
Road & Rail - 1.4%
CSX Corp.	26,010	603,172
Norfolk Southern Corp.	855	62,116
Union Pacific Corp.	5,789	893,127
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc. - Class A	12,019	179,203
Avago Technologies, Ltd. - Class A	1,400	52,332
Broadcom Corp. - Class A	14,053	474,429
KLA-Tencor Corp.	3,365	187,532
LAM Research Corp. (K)	4,715	209,063
Texas Instruments, Inc. (E)	4,142	144,432
Xilinx, Inc.	2,823	111,819
Software - 2.5%
Adobe Systems, Inc. (K)	11,442	521,297
Citrix Systems, Inc. (K)	3,027	182,619
Microsoft Corp.	37,462	1,293,563
Oracle Corp.	23,721	728,709
VMware, Inc. - Class A (K)	517	34,634
Specialty Retail - 2.2%
AutoZone, Inc. (K)	1,058	448,264
Home Depot, Inc.	11,033	854,726
Lowe’s Cos., Inc.	12,961	530,105
O’Reilly Automotive, Inc. (K)	322	36,264
Ross Stores, Inc.	2,219	143,813
TJX Cos., Inc.	8,793	440,178
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (K)	543	35,577
V.F. Corp.	2,813	543,078
Tobacco - 1.0%
Philip Morris International, Inc.	12,599	1,091,325
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	928	234,023
Wireless Telecommunication Services - 0.0% (D)
Sprint Nextel Corp. (K)	4,666	32,755

Total Common Stocks (cost $57,311,386)		66,458,428

WARRANT - 0.0% (D)

Oil, Gas & Consumable Fuels - 0.0% (D)
SemGroup Corp. (E) (K) Expiration: 11/30/2014 Exercise Price: $25.0	68	1,527

Total Warrant (cost $1)		1,527

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 3.5%
BlackRock Provident TempFund 24 (L)	3,836,919	$ 3,836,919

Total Short-Term Investment Company (cost $3,836,919)		3,836,919

SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (A)	4,907,965	4,907,965

Total Securities Lending Collateral (cost $4,907,965)		4,907,965

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.03% (A), dated 06/28/2013, to be repurchased at $585,759 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.25%, due 05/01/2041, and with a value of $597,619.	$ 585,758	585,758

Total Repurchase Agreement (cost $585,758)		585,758

Total Investment Securities (cost $116,616,303) (M)		123,105,555
Other Assets and Liabilities - Net		(11,847,933)

Net Assets		$ 111,257,622

	Principal	Value
TBA SHORT COMMITMENTS - (3.6%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (3.6%)
Fannie Mae, TBA
3.00%	$ (900,000)	(879,328)
3.50%	(700,000)	(715,891)
4.00%	(300,000)	(316,207)
5.00%	(600,000)	(645,703)
5.50%	(100,000)	(108,609)
6.00%	(100,000)	(108,750)
Freddie Mac, TBA 3.00%	(700,000)	(682,281)
Ginnie Mae, TBA
4.00%	(100,000)	(104,813)
4.50%	(400,000)	(426,422)

Total U.S. Government Agency Obligations (proceeds $(4,039,379))		(3,988,004)

Total TBA Short Commitments (proceeds $(4,039,379))		(3,988,004)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

FUTURES CONTRACTS: (N)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	3	09/16/2013	$(1,737)
10-Year U.S. Treasury Note	Short	(58)	09/19/2013	72,613
2-Year U.S. Treasury Note	Long	22	09/30/2013	(8,473)
5-Year U.S. Treasury Note	Long	31	09/30/2013	(56,292)
Long U.S. Treasury Bond	Long	13	09/19/2013	(30,184)
S&P 500 E-Mini Index	Long	6	09/20/2013	(2,322)
Ultra Long U.S. Treasury Bond	Long	6	09/19/2013	1,941

				$(24,454)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	GSC	(330,000)	07/17/2013	$(431,169)	$1,595
EUR	BOA	(644,000)	07/23/2013	(850,631)	12,289
EUR	CITI	226,000	07/23/2013	294,923	(722)
EUR	GSC	(109,000)	07/23/2013	(145,425)	3,532
EUR	MSC	(91,000)	07/23/2013	(119,487)	1,026

					$17,720

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at June 30, 2013.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(D)	Percentage rounds to less than 0.1%.
(E)	All or a portion of this security is on loan. The value of all securities on loan is $4,805,075. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	In default.
(G)	The security has a perpetual maturity. The date shown is the next call date.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $64, or less than 0.01% of the portfolio’s net assets.
(I)	Illiquid. Total aggregate market value of illiquid securities is $35,289, or 0.03% of the portfolio’s net assets.
(J)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $114,967.
(K)	Non-income producing security.
(L)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(M)	Aggregate cost for federal income tax purposes is $116,616,303. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,231,171 and $3,741,919, respectively. Net unrealized appreciation for tax purposes is $6,489,252.
(N)	Cash in the amount of $61,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $8,059,427, or 7.24% of the portfolio’s net assets.
BOA	Bank of America
CITI	Citigroup, Inc.
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
IO	Interest Only
MSC	Morgan Stanley
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATION:

EUR	Euro

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$4,159,348	$—	$4,159,348
U.S. Government Agency Obligations	—	18,693,382	—	18,693,382
Foreign Government Obligations	—	1,483,301	—	1,483,301
Mortgage-Backed Securities	—	5,871,895	—	5,871,895
Asset-Backed Securities	—	5,983,232	—	5,983,232
Municipal Government Obligations	—	108,584	—	108,584
Preferred Corporate Debt Securities	—	72,928	—	72,928
Corporate Debt Securities
Auto Components	—	31,509	—	31,509
Automobiles	—	—	0	0
Capital Markets	—	392,094	—	392,094
Chemicals	—	65,286	—	65,286
Commercial Banks	—	400,225	—	400,225
Commercial Services & Supplies	—	108,250	—	108,250
Communications Equipment	—	44,319	—	44,319
Consumer Finance	—	10,835	—	10,835
Containers & Packaging	—	261,476	—	261,476
Distributors	—	81,424	—	81,424
Diversified Financial Services	—	2,109,130	0	2,109,130
Diversified Telecommunication Services	—	361,328	—	361,328
Electric Utilities	—	1,094,771	—	1,094,771
Energy Equipment & Services	—	506,595	—	506,595
Food & Staples Retailing	—	45,559	—	45,559
Food Products	—	40,693	—	40,693
Health Care Equipment & Supplies	—	152,732	—	152,732
Health Care Providers & Services	—	206,927	—	206,927
Insurance	—	1,042,719	—	1,042,719
Life Sciences Tools & Services	—	45,063	—	45,063
Media	—	719,582	—	719,582
Metals & Mining	—	208,708	—	208,708
Multi-Utilities	—	226,940	—	226,940
Multiline Retail	—	45,476	—	45,476
Oil, Gas & Consumable Fuels	—	1,344,523	—	1,344,523
Paper & Forest Products	—	126,275	—	126,275
Pharmaceuticals	—	25,002	—	25,002
Real Estate Investment Trusts	—	105,327	—	105,327
Real Estate Management & Development	—	58,025	—	58,025
Road & Rail	—	69,564	—	69,564
Specialty Retail	—	48,924	—	48,924
Wireless Telecommunication Services	—	572,932	—	572,932
Short-Term U.S. Government Obligation	—	114,970	—	114,970
Preferred Stocks	275,105	—	—	275,105
Common Stocks	66,458,428	—	—	66,458,428
Warrant	1,527	—	—	1,527
Short-Term Investment Company	3,836,919	—	—	3,836,919
Securities Lending Collateral	4,907,965	—	—	4,907,965
Repurchase Agreement	—	585,758	—	585,758
Total Investment Securities	$75,479,944	$47,625,611	$0	$123,105,555
Derivative Financial Instruments
Forward Foreign Currency Contracts (P)	$—	$18,442	$—	$18,442
Futures Contracts (P)	74,554	—	—	74,554
Total Derivative Financial Instruments	$74,554	$18,442	$—	$92,996
Other Assets (Q)
Cash	$3,012	$—	$—	$3,012
Cash on Deposit with Broker	61,000	—	—	61,000
Foreign Currency	2,930	—	—	2,930
Total Other Assets	$66,942	$—	$—	$66,942

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(3,988,004)	$—	$(3,988,004)
Total TBA Short Commitments	$—	$(3,988,004)	$—	$(3,988,004)

Derivative Financial Instruments
Forward Foreign Currency Contracts (P)	$—	$(722)	$—	$(722)
Futures Contracts (P)	(99,008)	—	—	(99,008)
Total Derivative Financial Instruments	$(99,008)	$(722)	$—	$(99,730)

Other Liabilities (Q)
Collateral for Securities on Loan	$—	$(4,907,965)	$—	$(4,907,965)
Total Other Liabilities	$—	$(4,907,965)	$—	$(4,907,965)

(O)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(P)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(Q)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (R)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2013 (S)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 (R)
Corporate Debt Securities	$0	$—	$0	$—	$(379,424)	$379,424	$—	$—	$0	$—

(R)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(S)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 4.7%
L-3 Communications Holdings, Inc. (A)	132,000	$ 11,317,680
Lockheed Martin Corp.	46,400	5,032,544
Northrop Grumman Corp.	143,600	11,890,080
Raytheon Co.	180,900	11,961,108
Airlines - 1.7%
Alaska Air Group, Inc. (B)	112,600	5,855,200
Delta Air Lines, Inc. (B)	449,400	8,408,274
Auto Components - 1.1%
Lear Corp.	62,400	3,772,704
Magna International, Inc. - Class A	85,900	6,117,798
Automobiles - 0.4%
Ford Motor Co.	198,300	3,067,701
Beverages - 1.0%
PepsiCo, Inc.	106,700	8,726,993
Biotechnology - 3.1%
Amgen, Inc.	92,300	9,106,318
Biogen IDEC, Inc. (B)	32,800	7,058,560
Celgene Corp. (B)	31,200	3,647,592
United Therapeutics Corp. (A) (B)	98,000	6,450,360
Capital Markets - 2.4%
Ameriprise Financial, Inc.	54,500	4,407,960
Goldman Sachs Group, Inc.	107,800	16,304,750
Chemicals - 1.7%
CF Industries Holdings, Inc. - Class B	27,300	4,681,950
LyondellBasell Industries NV - Class A	148,400	9,832,984
Commercial Banks - 8.0%
Fifth Third Bancorp	597,400	10,783,070
Huntington Bancshares, Inc. - Class A	1,417,300	11,168,324
KeyCorp	1,038,100	11,460,624
Regions Financial Corp.	1,213,700	11,566,561
Wells Fargo & Co.	572,500	23,627,075
Communications Equipment - 1.4%
Cisco Systems, Inc.	504,700	12,269,257
Computers & Peripherals - 2.2%
Apple, Inc.	7,500	2,970,600
SanDisk Corp. (B)	65,200	3,983,720
Seagate Technology PLC	101,900	4,568,177
Western Digital Corp.	115,400	7,165,186
Construction & Engineering - 1.0%
Fluor Corp.	144,000	8,540,640
Consumer Finance - 1.4%
Discover Financial Services	256,800	12,233,952
Containers & Packaging - 0.8%
Packaging Corp. of America	77,700	3,804,192
Rock-Tenn Co. - Class A	34,900	3,485,812
Diversified Financial Services - 7.1%
Bank of America Corp.	625,700	8,046,502
CBOE Holdings, Inc.	120,200	5,606,128
Citigroup, Inc.	346,900	16,640,793
JPMorgan Chase & Co.	577,500	30,486,225
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	302,500	10,708,500
Verizon Communications, Inc.	170,000	8,557,800
Electric Utilities - 4.3%
American Electric Power Co., Inc.	211,000	9,448,580
Edison International	250,100	12,044,816
Entergy Corp. - Class B	67,100	4,675,528
NV Energy, Inc.	475,700	11,159,922

	Shares	Value
Electrical Equipment - 0.2%
First Solar, Inc. (A) (B)	44,800	$ 2,003,904
Electronic Equipment & Instruments - 0.8%
Avnet, Inc. (B)	91,500	3,074,400
Ingram Micro, Inc. - Class A (B)	209,600	3,980,304
Energy Equipment & Services - 1.0%
Halliburton Co.	83,000	3,462,760
Patterson-UTI Energy, Inc.	144,900	2,804,539
Superior Energy Services, Inc. (B)	75,900	1,968,846
Food & Staples Retailing - 1.5%
Kroger Co.	288,700	9,971,698
Safeway, Inc. (A)	120,400	2,848,664
Food Products - 2.4%
Green Mountain Coffee Roasters, Inc. Series C (A) (B)	28,300	2,124,198
Hershey Co.	112,900	10,079,712
Hillshire Brands Co.	73,600	2,434,688
Tyson Foods, Inc. - Class A	244,100	6,268,488
Health Care Providers & Services - 5.4%
AmerisourceBergen Corp. - Class A	190,700	10,646,781
Cardinal Health, Inc.	36,800	1,736,960
CIGNA Corp.	143,800	10,424,062
Humana, Inc. - Class A	136,000	11,475,680
McKesson Corp.	86,400	9,892,800
WellPoint, Inc.	29,500	2,414,280
Household Durables - 1.7%
Jarden Corp. (B)	80,100	3,504,375
Newell Rubbermaid, Inc.	140,400	3,685,500
Whirlpool Corp.	67,100	7,673,556
Household Products - 0.4%
Kimberly-Clark Corp.	36,200	3,516,468
Independent Power Producers & Energy Traders - 1.0%
AES Corp.	709,000	8,500,910
Industrial Conglomerates - 0.6%
General Electric Co.	216,700	5,025,273
Insurance - 9.2%
Allstate Corp.	192,600	9,267,912
American Financial Group, Inc.	46,600	2,279,206
American International Group, Inc. (B)	62,000	2,771,400
Assurant, Inc.	120,600	6,139,746
Axis Capital Holdings, Ltd.	161,200	7,379,736
Chubb Corp. - Class A	24,500	2,073,925
Everest RE Group, Ltd.	78,700	10,094,062
Hartford Financial Services Group, Inc.	68,400	2,114,928
Lincoln National Corp.	86,400	3,151,008
PartnerRe, Ltd.	122,900	11,129,824
RenaissanceRe Holdings, Ltd.	87,400	7,585,446
Travelers Cos., Inc.	138,800	11,092,896
Unum Group	132,700	3,897,399
IT Services - 1.1%
Amdocs, Ltd.	213,300	7,911,297
Computer Sciences Corp.	37,700	1,650,129
Machinery - 0.8%
Ingersoll-Rand PLC	61,800	3,431,136
Oshkosh Corp. (B)	100,200	3,804,594
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	179,900	5,875,534
Multiline Retail - 1.4%
Dillard’s, Inc. - Class A	55,200	4,524,744
Macy’s, Inc.	150,600	7,228,800

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels - 13.8%
Chevron Corp.	216,000	$ 25,561,440
ConocoPhillips	286,600	17,339,300
CVR Energy, Inc. (A)	79,300	3,758,820
Exxon Mobil Corp.	495,900	44,804,565
Marathon Oil Corp.	158,200	5,470,556
Marathon Petroleum Corp.	99,300	7,056,258
Murphy Oil Corp.	166,900	10,162,541
Valero Energy Corp.	112,000	3,894,240
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. (B)	107,700	1,592,883
Personal Products - 0.6%
Avon Products, Inc.	226,900	4,771,707
Pharmaceuticals - 5.0%
Actavis, Inc. (B)	22,700	2,865,194
Johnson & Johnson	284,700	24,444,342
Pfizer, Inc.	403,500	11,302,035
Warner Chilcott PLC - Class A	214,900	4,272,212
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc.	44,500	4,055,730
Realogy Holdings Corp. (B)	48,400	2,325,136
Road & Rail - 0.5%
Union Pacific Corp.	26,400	4,072,992
Semiconductors & Semiconductor Equipment - 0.6%
Marvell Technology Group, Ltd.	439,200	5,143,032
Software - 2.3%
CA, Inc.	273,600	7,833,168
Microsoft Corp.	116,500	4,022,745
Symantec Corp.	354,400	7,963,368
Specialty Retail - 1.9%
CST Brands, Inc. (B)	1	31
GameStop Corp. - Class A (A)	268,600	11,289,258
Gap, Inc. - Class A	113,600	4,740,528
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc. - Class A	39,100	1,583,941
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (B)	584,800	4,105,296

Total Common Stocks (cost $704,231,038)		849,996,426

SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	26,502,707	26,502,707

Total Securities Lending Collateral (cost $26,502,707)		26,502,707

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $8,900,381 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.25%, due 05/01/2041, and with a value of $9,078,399.	$ 8,900,359	8,900,359

Total Repurchase Agreement (cost $8,900,359)		8,900,359

Total Investment Securities (cost $739,634,104) (D)		885,399,492
Other Assets and Liabilities - Net		(27,030,021)

Net Assets		$858,369,471

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $25,917,792. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $739,634,104. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $153,105,491 and $7,340,103, respectively. Net unrealized appreciation for tax purposes is $145,765,388.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$849,996,426	$—	$—	$849,996,426
Securities Lending Collateral	26,502,707	—	—	26,502,707
Repurchase Agreement	—	8,900,359	—	8,900,359
Total Investment Securities	$876,499,133	$8,900,359	$—	$885,399,492

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(26,502,707)	$—	$(26,502,707)
Total Other Liabilities	$—	$(26,502,707)	$—	$(26,502,707)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 5.1%
L-3 Communications Holdings, Inc. (A)	39,500	$ 3,386,730
Lockheed Martin Corp.	30,400	3,297,184
Northrop Grumman Corp.	44,500	3,684,600
Raytheon Co.	53,700	3,550,644
Airlines - 1.5%
Delta Air Lines, Inc. (B)	96,300	1,801,773
Southwest Airlines Co.	88,100	1,135,609
United Continental Holdings, Inc. (B)	35,500	1,110,795
Auto Components - 1.2%
Delphi Automotive PLC - Class A	12,000	608,280
Magna International, Inc. - Class A	39,100	2,784,702
Automobiles - 0.5%
Ford Motor Co.	94,800	1,466,556
Beverages - 2.0%
PepsiCo, Inc.	68,100	5,569,899
Biotechnology - 5.3%
Amgen, Inc.	46,500	4,587,690
Biogen IDEC, Inc. (B)	19,100	4,110,320
Celgene Corp. (B)	29,900	3,495,609
Gilead Sciences, Inc. (B)	41,800	2,140,578
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	27,900	4,219,875
T. Rowe Price Group, Inc.	18,100	1,324,015
Chemicals - 2.3%
CF Industries Holdings, Inc. - Class B	16,000	2,744,000
LyondellBasell Industries NV - Class A	54,800	3,631,048
Commercial Banks - 4.6%
Fifth Third Bancorp	153,000	2,761,650
Huntington Bancshares, Inc. - Class A	428,400	3,375,792
KeyCorp	238,300	2,630,832
Regions Financial Corp.	252,300	2,404,419
Wells Fargo & Co.	34,400	1,419,688
Communications Equipment - 2.4%
Cisco Systems, Inc.	177,000	4,302,870
Motorola Solutions, Inc.	22,000	1,270,060
QUALCOMM, Inc.	15,700	958,956
Computers & Peripherals - 4.1%
Apple, Inc.	11,000	4,356,880
SanDisk Corp. (B)	19,000	1,160,900
Seagate Technology PLC	50,000	2,241,500
Western Digital Corp.	54,300	3,371,487
Construction & Engineering - 1.2%
Fluor Corp.	53,700	3,184,947
Consumer Finance - 1.4%
Discover Financial Services	77,200	3,677,808
Containers & Packaging - 0.4%
Rock-Tenn Co. - Class A	10,700	1,068,716
Diversified Consumer Services - 0.7%
H&R Block, Inc.	73,600	2,042,400
Diversified Financial Services - 3.5%
Citigroup, Inc.	55,200	2,647,944
JPMorgan Chase & Co.	127,700	6,741,283
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	42,200	1,493,880
Verizon Communications, Inc.	116,000	5,839,440
Electric Utilities - 1.7%
American Electric Power Co., Inc.	22,300	998,594
Edison International	73,100	3,520,496

	Shares	Value
Electrical Equipment - 0.3%
First Solar, Inc. (B)	19,500	$ 872,235
Electronic Equipment & Instruments - 0.4%
Corning, Inc.	72,600	1,033,098
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc.	10,900	749,811
Helmerich & Payne, Inc. (A)	16,900	1,055,405
Food & Staples Retailing - 1.8%
Kroger Co.	103,800	3,585,252
Safeway, Inc. (A)	54,900	1,298,934
Food Products - 4.2%
General Mills, Inc.	69,200	3,358,276
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	14,300	1,073,358
Hershey Co.	39,700	3,544,416
Tyson Foods, Inc. - Class A	129,100	3,315,288
Health Care Providers & Services - 5.2%
AmerisourceBergen Corp. - Class A	61,500	3,433,545
Cardinal Health, Inc.	24,700	1,165,840
CIGNA Corp.	32,100	2,326,929
Humana, Inc. - Class A	40,600	3,425,828
McKesson Corp.	33,000	3,778,500
Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	17,100	1,692,900
Household Durables - 2.0%
Newell Rubbermaid, Inc.	100,100	2,627,625
Whirlpool Corp.	25,000	2,859,000
Household Products - 1.3%
Kimberly-Clark Corp.	36,600	3,555,324
Independent Power Producers & Energy Traders - 0.9%
AES Corp.	213,200	2,556,268
Insurance - 4.3%
ACE, Ltd.	13,900	1,243,772
Allstate Corp.	43,600	2,098,032
Chubb Corp. - Class A	31,400	2,658,010
Hartford Financial Services Group, Inc.	48,100	1,487,252
Lincoln National Corp. (A)	15,800	576,226
Travelers Cos., Inc.	44,800	3,580,416
Internet Software & Services - 2.6%
Google, Inc. - Class A (B)	8,000	7,042,960
IT Services - 2.7%
Amdocs, Ltd.	31,600	1,172,044
Computer Sciences Corp.	19,500	853,515
Fidelity National Information Services, Inc.	26,700	1,143,828
Visa, Inc. - Class A	22,200	4,057,050
Machinery - 0.4%
Ingersoll-Rand PLC	19,900	1,104,848
Media - 0.6%
DIRECTV (B)	28,200	1,737,684
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	40,500	1,322,730
Multiline Retail - 1.0%
Macy’s, Inc.	56,200	2,697,600
Oil, Gas & Consumable Fuels - 9.4%
Chevron Corp.	46,300	5,479,142
ConocoPhillips	45,400	2,746,700
Exxon Mobil Corp.	99,400	8,980,790
Marathon Oil Corp.	81,600	2,821,728
Marathon Petroleum Corp.	33,400	2,373,404
Murphy Oil Corp.	52,300	3,184,547

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Paper & Forest Products - 0.4%
International Paper Co.	27,000	$ 1,196,370
Personal Products - 0.7%
Avon Products, Inc.	85,000	1,787,550
Pharmaceuticals - 2.7%
Actavis, Inc. (B)	9,000	1,135,980
Johnson & Johnson	64,700	5,555,142
Mylan, Inc. (B)	17,100	530,613
Road & Rail - 1.6%
Ryder System, Inc. - Class A	19,000	1,155,010
Union Pacific Corp.	21,400	3,301,592
Software - 5.2%
Activision Blizzard, Inc.	53,400	761,484
CA, Inc.	119,100	3,409,833
Microsoft Corp.	215,500	7,441,215
Symantec Corp.	112,700	2,532,369
Specialty Retail - 3.5%
GameStop Corp. - Class A (A)	84,900	3,568,347
Gap, Inc. - Class A	85,400	3,563,742
Lowe’s Cos., Inc.	28,100	1,149,290
TJX Cos., Inc.	23,500	1,176,410
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. - Class B	59,600	3,795,328

	Shares	Value
Tobacco - 0.4%
Philip Morris International, Inc.	11,400	$ 987,468

Total Common Stocks (cost $222,526,965)		264,838,302

SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	8,384,120	8,384,120

Total Securities Lending Collateral (cost $8,384,120)		8,384,120

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $5,632,319 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.25%, due 05/01/2041, and with a value of $5,747,951.	$ 5,632,305	5,632,305

Total Repurchase Agreement (cost $5,632,305)		5,632,305

Total Investment Securities (cost $236,543,390) (D)		278,854,727
Other Assets and Liabilities - Net		(7,051,909)

Net Assets		$ 271,802,818

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $8,200,499. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $236,543,390. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $44,467,159 and $2,155,822, respectively. Net unrealized appreciation for tax purposes is $42,311,337.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$264,838,302	$—	$—	$264,838,302
Securities Lending Collateral	8,384,120	—	—	8,384,120
Repurchase Agreement	—	5,632,305	—	5,632,305
Total Investment Securities	$273,222,422	$5,632,305	$—	$278,854,727

Other Assets (F)
Cash	$4,179	$—	$—	$4,179
Total Other Assets	$4,179	$—	$—	$4,179

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(8,384,120)	$—	$(8,384,120)
Total Other Liabilities	$—	$(8,384,120)	$—	$(8,384,120)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 5.8%
Boeing Co.	182,443	$ 18,689,461
Honeywell International, Inc.	80,547	6,390,599
Precision Castparts Corp.	38,177	8,628,384
Rolls-Royce Holdings PLC (A)	124,635	2,149,650
United Technologies Corp.	143,783	13,363,192
Automobiles - 0.3%
Ford Motor Co.	180,761	2,796,373
Beverages - 1.9%
Anheuser-Busch InBev NV - ADR	39,792	3,591,626
Coca-Cola Co.	134,003	5,374,860
Diageo PLC	159,863	4,571,099
Monster Beverage Corp. (A)	37,541	2,281,367
Biotechnology - 7.2%
Alexion Pharmaceuticals, Inc. (A)	69,729	6,431,803
Amgen, Inc.	96,719	9,542,297
Biogen IDEC, Inc. (A)	62,528	13,456,026
Celgene Corp. (A)	83,240	9,731,588
Gilead Sciences, Inc. (A)	247,957	12,697,878
Vertex Pharmaceuticals, Inc. (A)	106,290	8,489,382
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	39,998	6,049,698
Morgan Stanley	192,059	4,692,001
Chemicals - 2.3%
Monsanto Co.	169,950	16,791,060
Sherwin-Williams Co.	13,923	2,458,802
Commercial Services & Supplies - 0.4%
ADT Corp. (A) (B)	42,906	1,709,804
Tyco International, Ltd.	52,919	1,743,681
Communications Equipment - 3.3%
Cisco Systems, Inc.	1,056,452	25,682,348
Emulex Corp. (A)	100,911	657,940
QUALCOMM, Inc.	31,153	1,902,825
Computers & Peripherals - 4.7%
Apple, Inc.	49,589	19,641,211
EMC Corp.	175,965	4,156,293
NetApp, Inc. (A)	223,538	8,445,266
QLogic Corp. (A)	106,397	1,017,155
SanDisk Corp. (A)	64,090	3,915,899
Western Digital Corp.	38,160	2,369,355
Consumer Finance - 0.8%
American Express Co.	84,813	6,340,620
Diversified Consumer Services - 0.0% (C)
ITT Educational Services, Inc. (A) (B)	16,673	406,821
Diversified Financial Services - 1.3%
Bank of America Corp.	407,915	5,245,787
IntercontinentalExchange, Inc. (A)	7,092	1,260,674
JPMorgan Chase & Co.	88,630	4,678,778
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	202,832	10,210,563
Energy Equipment & Services - 1.4%
FMC Technologies, Inc. (A)	63,973	3,562,017
Oceaneering International, Inc.	42,844	3,093,337
Schlumberger, Ltd.	28,426	2,037,007
Transocean, Ltd.	61,121	2,930,752
Food & Staples Retailing - 4.3%
Costco Wholesale Corp.	126,821	14,022,598
CVS Caremark Corp.	80,966	4,629,636
Wal-Mart Stores, Inc.	144,576	10,769,466
Whole Foods Market, Inc.	136,754	7,040,096

	Shares	Value
Food Products - 1.1%
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	39,570	$ 2,970,124
Mondelez International, Inc. - Class A	213,358	6,087,104
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	317,390	11,070,563
Becton Dickinson and Co.	14,729	1,455,667
Cie Generale D’optique Essilor International SA	18,990	2,020,476
CR Bard, Inc.	19,519	2,121,325
Intuitive Surgical, Inc. (A)	8,118	4,112,417
Medtronic, Inc.	120,205	6,186,951
Zimmer Holdings, Inc. - Class A	53,837	4,034,545
Health Care Providers & Services - 2.2%
Aetna, Inc.	50,859	3,231,581
Express Scripts Holding Co. (A)	107,757	6,647,529
McKesson Corp.	37,285	4,269,133
UnitedHealth Group, Inc.	67,890	4,445,437
Hotels, Restaurants & Leisure - 2.9%
Chipotle Mexican Grill, Inc. - Class A (A)	13,654	4,974,835
Dunkin’ Brands Group, Inc.	122,613	5,250,289
Starbucks Corp.	80,488	5,271,159
Starwood Hotels & Resorts Worldwide, Inc.	60,555	3,826,470
Wyndham Worldwide Corp.	48,632	2,783,209
Wynn Resorts, Ltd.	16,001	2,048,128
Household Products - 0.2%
Colgate-Palmolive Co.	26,410	1,513,029
Industrial Conglomerates - 1.6%
3M Co.	64,665	7,071,117
Danaher Corp.	72,726	4,603,556
General Electric Co.	88,789	2,059,017
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (A)	61,379	17,044,334
NetFlix, Inc. (A)	9,401	1,984,457
priceline.com, Inc. (A)	16,113	13,327,546
Internet Software & Services - 7.9%
eBay, Inc. (A)	194,204	10,044,231
Facebook, Inc. - Class A (A)	189,497	4,710,895
Google, Inc. - Class A (A)	36,186	31,857,069
IAC/InterActiveCorp	110,314	5,246,534
LinkedIn Corp. - Class A (A)	48,802	8,701,397
Rackspace Hosting, Inc. (A)	46,798	1,773,176
Yahoo! Inc. (A)	165,831	4,164,016
IT Services - 5.2%
Alliance Data Systems Corp. (A) (B)	8,893	1,609,900
International Business Machines Corp.	39,825	7,610,956
Mastercard, Inc. - Class A	27,315	15,692,467
Paychex, Inc. (B)	62,250	2,273,370
Visa, Inc. - Class A	92,135	16,837,671
Life Sciences Tools & Services - 0.7%
Bruker Corp. (A)	81,188	1,311,186
Illumina, Inc. (A) (B)	65,857	4,928,738
Machinery - 0.9%
Dover Corp.	35,773	2,778,131
Illinois Tool Works, Inc. - Class A	18,928	1,309,250
Parker Hannifin Corp.	40,882	3,900,143
Media - 3.8%
Comcast Corp. - Class A	156,514	6,554,806
Discovery Communications, Inc. - Series A (A)	54,119	4,178,528
News Corp. - Class A	138,492	4,514,839
Omnicom Group, Inc. (B)	81,045	5,095,299

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Media (continued)
Sirius XM Radio, Inc.	900,096	$ 3,015,322
Walt Disney Co. - Class A	135,188	8,537,122
Metals & Mining - 0.1%
Allied Nevada Gold Corp. (A) (B)	66,709	432,274
Multiline Retail - 0.4%
Dollar Tree, Inc. (A)	59,314	3,015,524
Oil, Gas & Consumable Fuels - 1.4%
Concho Resources, Inc. (A)	57,265	4,794,226
EOG Resources, Inc.	31,247	4,114,605
Valero Energy Corp.	72,714	2,528,266
Personal Products - 0.9%
Estee Lauder Cos., Inc. - Class A	118,272	7,778,749
Pharmaceuticals - 4.0%
Allergan, Inc.	55,100	4,641,624
Bristol-Myers Squibb Co.	90,082	4,025,764
Eli Lilly & Co.	112,990	5,550,069
Johnson & Johnson	64,080	5,501,909
Merck & Co., Inc.	85,605	3,976,352
Novo Nordisk A/S - ADR	45,532	7,056,094
Perrigo Co.	28,318	3,426,478
Real Estate Investment Trusts - 0.4%
American Tower Corp. - Class A	51,694	3,782,450
Road & Rail - 1.8%
Canadian Pacific Railway, Ltd.	21,995	2,669,753
Hertz Global Holdings, Inc. (A)	103,953	2,578,034
Kansas City Southern	26,910	2,851,384
Union Pacific Corp.	46,424	7,162,295
Semiconductors & Semiconductor Equipment - 3.5%
Altera Corp.	150,029	4,949,457
ARM Holdings PLC - ADR	108,613	3,929,618
Avago Technologies, Ltd. - Class A	70,670	2,641,645
Broadcom Corp. - Class A	226,310	7,640,226
Intel Corp.	112,473	2,724,096
Microchip Technology, Inc. (B)	93,517	3,483,508
Xilinx, Inc.	113,243	4,485,555
Software - 7.6%
BMC Software, Inc. (A)	49,368	2,228,472
Check Point Software Technologies, Ltd. (A) (B)	94,452	4,692,375
Intuit, Inc.	34,414	2,100,286
Microsoft Corp.	591,311	20,417,969
NetSuite, Inc. (A)	22,076	2,025,252
Oracle Corp.	300,204	9,222,267
Red Hat, Inc. (A)	143,112	6,843,616
Salesforce.com, Inc. (A)	157,655	6,019,268
Splunk, Inc. (A)	65,270	3,025,917
Tableau Software Inc - Class A (A)	1,338	74,152
VMware, Inc. - Class A (A)	70,197	4,702,497
Workday, Inc. - Class A (A)	46,927	3,007,552
Specialty Retail - 6.2%
Buckle, Inc. (B)	55,336	2,878,579
CST Brands, Inc. (A) (B)	8,082	249,006
Gap, Inc. - Class A	37,022	1,544,928
Home Depot, Inc.	125,532	9,724,964
Inditex SA	59,621	7,360,119
Lowe’s Cos., Inc.	218,450	8,934,605
O’Reilly Automotive, Inc. (A)	51,343	5,782,249
PetSmart, Inc. - Class A	29,854	1,999,919
TJX Cos., Inc.	277,313	13,882,289

	Shares	Value
Textiles, Apparel & Luxury Goods - 2.2%
Lululemon Athletica, Inc. (A) (B)	32,578	$ 2,134,511
NIKE, Inc. - Class B	145,321	9,254,041
Ralph Lauren Corp. - Class A	39,702	6,897,825
Tobacco - 0.8%
Philip Morris International, Inc.	73,985	6,408,581
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (A)	34,760	2,516,276

Total Common Stocks (cost $684,122,865)		842,369,589

SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	28,300,939	28,300,939

Total Securities Lending Collateral (cost $28,300,939)		28,300,939

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% (D), dated 06/28/2013, to be repurchased at $2,020,910 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.25%, due 05/01/2041, and with a value of $2,063,136.	$ 2,020,905	2,020,905

Total Repurchase Agreement (cost $2,020,905)		2,020,905

Total Investment Securities (cost $714,444,709) (E)		872,691,433
Other Assets and Liabilities - Net		(28,547,750)

Net Assets		$ 844,143,683

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $27,687,874. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at June 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $714,444,709. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $167,630,892 and $9,384,168, respectively. Net unrealized appreciation for tax purposes is $158,246,724.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$826,268,245	$16,101,344	$—	$842,369,589
Securities Lending Collateral	28,300,939	—	—	28,300,939
Repurchase Agreement	—	2,020,905	—	2,020,905
Total Investment Securities	$854,569,184	$18,122,249	$—	$872,691,433

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (G)
Collateral for Securities on Loan	$—	$(28,300,939)	$—	$(28,300,939)
Due to Custodian	(373,399)	—	—	(373,399)
Total Other Liabilities	$(373,399)	$(28,300,939)	$—	$(28,674,338)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Automobiles - 1.0%
Harley-Davidson, Inc.	164,550	$ 9,020,631
Beverages - 2.1%
Beam, Inc.	199,300	12,577,823
Brown-Forman Corp. - Class B	30,350	2,050,143
Dr. Pepper Snapple Group, Inc.	82,400	3,784,632
Building Products - 0.9%
Fortune Brands Home & Security, Inc.	92,500	3,583,450
Owens Corning, Inc. (A)	114,900	4,490,292
Capital Markets - 6.7%
Ameriprise Financial, Inc.	81,900	6,624,072
Charles Schwab Corp. (B)	211,400	4,488,022
Invesco, Ltd.	464,600	14,774,280
Northern Trust Corp.	148,600	8,603,940
Raymond James Financial, Inc.	168,600	7,246,428
State Street Corp.	189,650	12,367,076
T. Rowe Price Group, Inc.	64,400	4,710,860
Chemicals - 5.4%
Airgas, Inc. (B)	99,600	9,507,816
Albemarle Corp. (B)	83,620	5,208,690
Ashland, Inc.	84,300	7,039,050
FMC Corp. - Class A	221,600	13,530,896
Huntsman Corp.	329,150	5,450,724
Sherwin-Williams Co.	14,800	2,613,680
Sigma-Aldrich Corp. (B)	53,400	4,291,224
Commercial Banks - 6.3%
CIT Group, Inc. (A)	178,900	8,342,107
City National Corp. (B)	52,300	3,314,251
Cullen/Frost Bankers, Inc. (B)	33,700	2,250,149
Fifth Third Bancorp	350,800	6,331,940
First Republic Bank - Class A	57,000	2,193,360
Huntington Bancshares, Inc. - Class A	238,200	1,877,016
KeyCorp	832,300	9,188,592
M&T Bank Corp.	49,300	5,509,275
SunTrust Banks, Inc.	424,350	13,396,730
Zions Bancorporation	97,500	2,815,800
Commercial Services & Supplies - 1.5%
Republic Services, Inc. - Class A	38,600	1,310,084
Tyco International, Ltd.	357,100	11,766,445
Containers & Packaging - 2.9%
Ball Corp.	177,900	7,389,966
MeadWestvaco Corp.	286,200	9,762,282
Rock-Tenn Co. - Class A	40,700	4,065,116
Silgan Holdings, Inc.	92,000	4,320,320
Distributors - 0.4%
Genuine Parts Co. (B)	48,200	3,762,974
Electric Utilities - 2.6%
Edison International	87,800	4,228,448
Northeast Utilities	197,600	8,303,152
NV Energy, Inc.	46,800	1,097,928
Westar Energy, Inc. (B)	138,100	4,413,676
Xcel Energy, Inc.	160,564	4,550,384
Electrical Equipment - 1.3%
AMETEK, Inc. - Class A	104,650	4,426,695
Hubbell, Inc. - Class B	28,700	2,841,300
Regal Beloit Corp.	69,200	4,486,928

	Shares	Value
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. - Class A	80,120	$ 6,244,553
Arrow Electronics, Inc. (A)	143,000	5,698,550
CDW Corp/DE (A)	49,000	912,380
Energy Equipment & Services - 1.3%
Cameron International Corp. (A)	88,950	5,440,182
Oceaneering International, Inc.	79,600	5,747,120
Food Products - 1.2%
Hershey Co.	102,290	9,132,451
JM Smucker Co.	11,600	1,196,540
Gas Utilities - 0.9%
EQT Corp.	60,720	4,819,346
Questar Corp.	110,400	2,633,040
Health Care Equipment & Supplies - 2.1%
CareFusion Corp. - Class A (A)	301,250	11,101,063
St. Jude Medical, Inc.	152,200	6,944,886
Health Care Providers & Services - 4.2%
AmerisourceBergen Corp. - Class A	73,100	4,081,173
Cardinal Health, Inc.	205,300	9,690,160
CIGNA Corp.	209,800	15,208,402
Henry Schein, Inc. (A) (B)	31,900	3,054,425
Humana, Inc. - Class A	59,280	5,002,046
Hotels, Restaurants & Leisure - 1.6%
Darden Restaurants, Inc. (B)	40,199	2,029,246
Marriott International, Inc. - Class A	106,166	4,285,921
Starwood Hotels & Resorts Worldwide, Inc.	62,700	3,962,013
Yum! Brands, Inc.	52,400	3,633,416
Household Durables - 2.5%
Jarden Corp. (A)	45,800	2,003,750
Mohawk Industries, Inc. (A)	41,300	4,645,837
Newell Rubbermaid, Inc.	313,600	8,232,000
Whirlpool Corp.	57,700	6,598,572
Household Products - 0.5%
Energizer Holdings, Inc.	38,800	3,899,788
Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	78,379	4,883,795
Insurance - 5.9%
Alleghany Corp. (A)	10,974	4,206,444
Brown & Brown, Inc.	229,300	7,392,632
Chubb Corp. - Class A	83,440	7,063,196
Hartford Financial Services Group, Inc.	114,000	3,524,880
Loews Corp.	165,100	7,330,440
Marsh & McLennan Cos., Inc.	187,700	7,492,984
Old Republic International Corp.	216,100	2,781,207
OneBeacon Insurance Group, Ltd. - Class A	19,615	284,025
Unum Group	146,000	4,288,020
WR Berkley Corp.	90,700	3,706,002
XL Group PLC - Class A	134,400	4,075,008
Internet & Catalog Retail - 0.8%
Expedia, Inc.	70,950	4,267,642
TripAdvisor, Inc. (A)	42,350	2,577,845
IT Services - 2.0%
Jack Henry & Associates, Inc.	118,900	5,603,757
Teradata Corp. (A)	233,850	11,746,286
Machinery - 5.6%
Dover Corp.	227,200	17,644,352
IDEX Corp.	94,200	5,068,902
Pentair, Ltd.	236,990	13,671,953
Rexnord Corp. (A) (B)	109,300	1,841,705
Snap-on, Inc.	52,806	4,719,800
Stanley Black & Decker, Inc.	81,200	6,276,760

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Media - 2.5%
Cablevision Systems Corp. - Class A (B)	53,660	$ 902,561
CBS Corp. - Class B	66,800	3,264,516
Clear Channel Outdoor Holdings, Inc. - Class A (A)	113,561	847,165
DISH Network Corp. - Class A	124,300	5,285,236
Gannett Co., Inc.	63,300	1,548,318
Interpublic Group of Cos., Inc.	676,200	9,838,710
Multi-Utilities - 4.0%
CenterPoint Energy, Inc.	185,080	4,347,529
CMS Energy Corp.	168,100	4,567,277
NiSource, Inc. - Class B	592,800	16,977,792
Sempra Energy	68,300	5,584,208
Wisconsin Energy Corp.	92,000	3,771,080
Multiline Retail - 1.4%
Family Dollar Stores, Inc.	89,300	5,564,283
Kohl’s Corp. (B)	134,860	6,811,779
Oil, Gas & Consumable Fuels - 4.9%
Cameco Corp. - Class A (B)	470,650	9,723,629
Devon Energy Corp. - Class A	65,600	3,403,328
Energen Corp.	135,821	7,098,005
Marathon Oil Corp.	255,200	8,824,816
PBF Energy, Inc. - Class A (B)	91,100	2,359,490
QEP Resources, Inc.	103,500	2,875,230
Whiting Petroleum Corp. (A)	120,400	5,549,236
Williams Cos., Inc.	109,300	3,548,971
Pharmaceuticals - 1.5%
Hospira, Inc. (A) (B)	142,520	5,459,941
Zoetis, Inc. - Class A	246,300	7,608,207
Professional Services - 2.6%
Dun & Bradstreet Corp. (B)	107,075	10,434,459
Equifax, Inc.	79,000	4,655,470
Experian PLC - ADR	450,100	7,872,249
Real Estate Investment Trusts - 1.8%
Annaly Capital Management, Inc.	171,100	2,150,727
HCP, Inc.	80,400	3,653,376
Kimco Realty Corp.	110,600	2,370,158
Regency Centers Corp.	64,000	3,251,840
Vornado Realty Trust - Class A	55,937	4,634,380
Real Estate Management & Development - 1.0%
Brookfield Office Properties, Inc. (B)	168,000	2,802,240
CBRE Group, Inc. - Class A (A)	260,900	6,094,624
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc. - Class A	145,440	6,553,526
Avago Technologies, Ltd. - Class A	134,500	5,027,610
KLA-Tencor Corp.	43,100	2,401,963
LSI Corp. (A)	1,069,600	7,636,944
Microchip Technology, Inc. (B)	179,100	6,671,475
Xilinx, Inc.	135,300	5,359,233
Software - 2.0%
PTC, Inc. (A)	252,750	6,199,958
Synopsys, Inc. (A)	324,150	11,588,362
Specialty Retail - 5.7%
Advance Auto Parts, Inc.	101,500	8,238,755
AutoZone, Inc. (A)	16,000	6,779,040
Bed Bath & Beyond, Inc. (A)	85,000	6,026,500
Gap, Inc. - Class A	146,100	6,096,753
PetSmart, Inc. - Class A	53,800	3,604,062
Tiffany & Co. (B)	36,200	2,636,808
TJX Cos., Inc.	83,000	4,154,980
Williams-Sonoma, Inc. - Class A	229,750	12,840,728

	Shares	Value
Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	96,950	$ 12,123,598
V.F. Corp.	19,100	3,687,446
Thrifts & Mortgage Finance - 0.5%
Capitol Federal Financial, Inc.	25,000	303,500
Hudson City Bancorp, Inc.	130,700	1,197,212
People’s United Financial, Inc. (B)	209,500	3,121,550
Trading Companies & Distributors - 1.3%
MSC Industrial Direct Co., Inc. - Class A	151,000	11,696,460
Water Utilities - 1.0%
American Water Works Co., Inc.	204,000	8,410,920
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	56,163	1,384,418

Total Common Stocks (cost $684,491,597)		857,975,773

SECURITIES LENDING COLLATERAL - 7.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	61,759,738	61,759,738

Total Securities Lending Collateral (cost $61,759,738)		61,759,738

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $19,523,050 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.25%, due 05/01/2041 - 03/15/2043, and with a total value of $19,918,635.	$ 19,523,001	19,523,001

Total Repurchase Agreement (cost $19,523,001)		19,523,001

Total Investment Securities (cost $765,774,336) (D)		939,258,512
Other Assets and Liabilities - Net		(61,636,350)

Net Assets		$877,622,162

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $60,311,134. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $765,774,336. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $177,514,519 and $4,030,343, respectively. Net unrealized appreciation for tax purposes is $173,484,176.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$857,975,773	$—	$—	$857,975,773
Securities Lending Collateral	61,759,738	—	—	61,759,738
Repurchase Agreement	—	19,523,001	—	19,523,001
Total Investment Securities	$919,735,511	$19,523,001	$—	$939,258,512

Other Assets (F)
Cash	$176	$—	$—	$176
Total Other Assets	$176	$—	$—	$176

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(61,759,738)	$—	$(61,759,738)
Total Other Liabilities	$—	$(61,759,738)	$—	$(61,759,738)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 5.2%
Rockwell Collins, Inc.	68,800	$ 4,362,608
Teledyne Technologies, Inc. (A)	59,600	4,610,060
Biotechnology - 4.5%
BioMarin Pharmaceutical, Inc. (A)	77,600	4,329,304
United Therapeutics Corp. (A)	52,800	3,475,296
Capital Markets - 2.1%
Evercore Partners, Inc. - Class A	93,400	3,668,752
Chemicals - 1.9%
Sigma-Aldrich Corp.	40,600	3,262,616
Commercial Banks - 2.4%
Cullen/Frost Bankers, Inc.	62,500	4,173,125
Commercial Services & Supplies - 2.5%
Stericycle, Inc. (A)	39,000	4,306,770
Containers & Packaging - 2.0%
Rock-Tenn Co. - Class A	34,300	3,425,884
Electrical Equipment - 2.7%
AMETEK, Inc. - Class A	110,000	4,653,000
Electronic Equipment & Instruments - 2.6%
Trimble Navigation, Ltd. (A)	172,700	4,491,927
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (A)	63,200	3,289,560
Food & Staples Retailing - 4.7%
Casey’s General Stores, Inc.	70,100	4,217,216
Fresh Market, Inc. (A)	77,900	3,873,188
Food Products - 3.3%
J&J Snack Foods Corp.	72,900	5,671,620
Health Care Equipment & Supplies - 6.7%
Align Technology, Inc. (A)	114,900	4,255,896
Cyberonics, Inc. (A)	80,700	4,193,172
Hologic, Inc. (A)	162,700	3,140,110
Health Care Providers & Services - 2.2%
Catamaran Corp. (A)	76,500	3,727,080
Hotels, Restaurants & Leisure - 2.7%
Cheesecake Factory, Inc.	110,700	4,637,223
Internet Software & Services - 2.6%
ValueClick, Inc. (A)	183,100	4,518,908
IT Services - 2.6%
NeuStar, Inc. - Class A (A)	91,400	4,449,352
Machinery - 2.5%
Snap-on, Inc.	47,400	4,236,612
Media - 2.6%
Scripps Networks Interactive, Inc. - Class A	68,200	4,553,032
Metals & Mining - 2.5%
Compass Minerals International, Inc.	50,100	4,234,953
Multiline Retail - 2.2%
Dillard’s, Inc. - Class A	46,400	3,803,408
Oil, Gas & Consumable Fuels - 3.6%
Cimarex Energy Co.	42,800	2,781,572
Whiting Petroleum Corp. (A)	73,200	3,373,788
Professional Services - 2.6%
Equifax, Inc.	75,100	4,425,643
Real Estate Investment Trusts - 1.8%
Colony Financial, Inc.	155,900	3,100,851
Software - 8.3%
ACI Worldwide, Inc. (A)	96,200	4,471,376
PTC, Inc. (A)	202,800	4,974,684
Solera Holdings, Inc.	88,600	4,930,590

	Shares	Value
Specialty Retail - 10.1%
Dick’s Sporting Goods, Inc.	72,900	$ 3,649,374
DSW, Inc. - Class A	76,000	5,583,720
Pier 1 Imports, Inc.	145,200	3,410,748
Sally Beauty Holdings, Inc. (A)	153,800	4,783,180
Textiles, Apparel & Luxury Goods - 6.0%
Carter’s, Inc.	65,900	4,881,213
Under Armour, Inc. - Class A (A)	91,400	5,457,494
Thrifts & Mortgage Finance - 2.0%
Ocwen Financial Corp. - Class B (A)	84,100	3,466,602
Wireless Telecommunication Services - 2.6%
Telephone & Data Systems, Inc.	181,100	4,464,115

Total Common Stocks (cost $171,570,000)		171,315,622

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (B), dated 06/28/2013, to be repurchased at $1,768,327 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.25%, due 05/01/2041, and with a value of $1,804,869.	$ 1,768,323	1,768,323

Total Repurchase Agreement (cost $1,768,323)		1,768,323

Total Investment Securities (cost $173,338,323) (C)		173,083,945
Other Assets and Liabilities - Net		(704,717)

Net Assets		$172,379,228

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Rate shown reflects the yield at June 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $173,338,323. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $5,336 and $259,714, respectively. Net unrealized depreciation for tax purposes is $254,378.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$171,315,622	$—	$—	$171,315,622
Repurchase Agreement	—	1,768,323	—	1,768,323
Total Investment Securities	$171,315,622	$1,768,323	$—	$173,083,945

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 1.3%
Cubic Corp.	20,400	$ 981,240
Air Freight & Logistics - 2.3%
Atlas Air Worldwide Holdings, Inc. (A)	22,000	962,720
UTi Worldwide, Inc. (B)	49,300	811,971
Chemicals - 4.3%
Innospec, Inc.	23,200	932,176
Koppers Holdings, Inc. (B)	17,100	652,878
Sensient Technologies Corp.	17,900	724,413
Zep, Inc.	59,800	946,634
Commercial Banks - 10.2%
First Busey Corp. - Class B (B)	112,430	505,935
First Midwest Bancorp, Inc. (B)	80,500	1,104,460
First Niagara Financial Group, Inc.	80,610	811,743
Flushing Financial Corp. - Class A (B)	38,433	632,223
Hancock Holding Co. (B)	22,100	664,547
International Bancshares Corp. (B)	58,600	1,323,188
MB Financial, Inc.	33,700	903,160
Webster Financial Corp. (B)	51,900	1,332,792
Westamerica Bancorporation (B)	9,300	424,917
Commercial Services & Supplies - 6.4%
ACCO Brands Corp. (A) (B)	139,400	886,584
G&K Services, Inc. - Class A (B)	30,900	1,470,840
McGrath RentCorp. (B)	1,300	44,408
Standard Parking Corp. (A) (B)	40,200	862,692
United Stationers, Inc. (B)	47,190	1,583,224
Computers & Peripherals - 1.7%
Diebold, Inc. (B)	38,400	1,293,696
Containers & Packaging - 2.3%
Aptargroup, Inc. (B)	18,200	1,004,822
Greif, Inc. - Class A (B)	13,400	705,778
Diversified Consumer Services - 1.7%
Matthews International Corp. - Class A (B)	34,200	1,289,340
Electric Utilities - 1.0%
UNS Energy Corp.	16,100	720,153
Electrical Equipment - 4.2%
Acuity Brands, Inc. (B)	9,230	697,050
Belden, Inc. (B)	48,900	2,441,577
Electronic Equipment & Instruments - 3.3%
Coherent, Inc.	12,600	693,882
MTS Systems Corp. (B)	17,032	964,011
ScanSource, Inc. (A)	26,100	835,200
Energy Equipment & Services - 2.8%
Bristow Group, Inc.	5,800	378,856
Era Group, Inc. (A)	27,740	725,401
SEACOR Holdings, Inc.	12,540	1,041,447
Food & Staples Retailing - 1.4%
Casey’s General Stores, Inc. (B)	17,200	1,034,752
Food Products - 0.8%
Post Holdings, Inc. (A)	14,700	641,802
Gas Utilities - 3.3%
Atmos Energy Corp. (B)	23,400	960,804
Laclede Group, Inc. (B)	13,600	620,976
New Jersey Resources Corp. (B)	7,400	307,322
WGL Holdings, Inc. (B)	13,500	583,470
Health Care Equipment & Supplies - 3.2%
Haemonetics Corp. (A) (B)	4,200	173,670
ICU Medical, Inc. - Class B (A) (B)	18,700	1,347,522
STERIS Corp. (B)	21,700	930,496

	Shares	Value
Health Care Providers & Services - 2.9%
Amsurg Corp. - Class A (A)	40,300	$ 1,414,530
Corvel Corp. (A) (B)	27,800	813,706
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (A) (B)	61,600	797,104
Hotels, Restaurants & Leisure - 2.4%
CEC Entertainment, Inc.	36,600	1,502,064
Choice Hotels International, Inc. (B)	8,200	325,458
Household Durables - 2.0%
Helen of Troy, Ltd. (A)	39,435	1,513,121
Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	14,110	879,194
Insurance - 5.5%
AMERISAFE, Inc.	20,300	657,517
Assured Guaranty, Ltd.	39,700	875,782
National Financial Partners Corp. (A)	22,900	579,599
Platinum Underwriters Holdings, Ltd. (B)	13,700	783,914
Primerica, Inc.	32,700	1,224,288
IT Services - 2.5%
Forrester Research, Inc. (B)	32,420	1,189,490
MAXIMUS, Inc. - Class A	9,700	722,456
Life Sciences Tools & Services - 3.9%
Charles River Laboratories International, Inc. (A)	41,800	1,715,054
ICON PLC (A)	35,200	1,247,136
Machinery - 5.5%
Albany International Corp. - Class A	45,300	1,493,994
ESCO Technologies, Inc. (B)	30,700	994,066
Mueller Industries, Inc.	33,000	1,664,190
Multiline Retail - 1.6%
Fred’s, Inc. - Class A (B)	76,100	1,178,789
Office Electronics - 1.2%
Zebra Technologies Corp. - Class A (A)	20,100	873,144
Oil, Gas & Consumable Fuels - 3.1%
Diamondback Energy, Inc. (A) (B)	20,600	686,392
Halcon Resources Corp. (A) (B)	38,741	219,661
Scorpio Tankers, Inc.	163,500	1,468,230
Paper & Forest Products - 1.1%
Deltic Timber Corp. (B)	14,900	861,518
Real Estate Investment Trusts - 3.3%
Campus Crest Communities, Inc. (B)	70,600	814,724
DiamondRock Hospitality Co. (B)	66,000	615,120
Mack-Cali Realty Corp. (B)	19,200	470,208
Summit Hotel Properties, Inc.	62,200	587,790
Software - 1.0%
Verint Systems, Inc. (A)	20,500	727,135
Specialty Retail - 4.8%
Ascena Retail Group, Inc. - Class B (A) (B)	74,600	1,301,770
Cato Corp. - Class A (B)	56,170	1,402,003
Stage Stores, Inc. (B)	39,100	918,850
Thrifts & Mortgage Finance - 1.6%
Northwest Bancshares, Inc. (B)	89,600	1,210,496
Trading Companies & Distributors - 1.7%
GATX Corp. (B)	27,600	1,309,068

Total Common Stocks (cost $54,086,731)		72,992,333

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	19,459,559	19,459,559

Total Securities Lending Collateral (cost $19,459,559)		19,459,559

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $1,785,226 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.25%, due 05/01/2041, and with a value of $1,822,887.	$1,785,221	$ 1,785,221

Total Repurchase Agreement (cost $1,785,221)		1,785,221

Total Investment Securities (cost $75,331,511) (D)		94,237,113
Other Assets and Liabilities - Net		(18,673,480)

Net Assets		$ 75,563,633

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $18,986,673. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $75,331,511. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $19,366,836 and $461,234, respectively. Net unrealized appreciation for tax purposes is $18,905,602.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$72,992,333	$—	$—	$72,992,333
Securities Lending Collateral	19,459,559	—	—	19,459,559
Repurchase Agreement	—	1,785,221	—	1,785,221
Total Investment Securities	$92,451,892	$1,785,221	$—	$94,237,113

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(19,459,559)	$—	$(19,459,559)
Total Other Liabilities	$—	$(19,459,559)	$—	$(19,459,559)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 1.4%
AAR Corp.	53,856	$ 1,183,755
Alliant Techsystems, Inc.	13,984	1,151,303
Esterline Technologies Corp. (A)	13,728	992,397
TASER International, Inc. (A)	113,592	967,804
Airlines - 0.7%
Republic Airways Holdings, Inc. (A)	102,912	1,165,993
SkyWest, Inc.	75,700	1,024,978
Auto Components - 1.1%
Dana Holding Corp.	55,296	1,065,001
Modine Manufacturing Co. (A)	108,480	1,180,262
Stoneridge, Inc. (A)	101,376	1,180,017
Biotechnology - 1.8%
Astex Pharmaceuticals (A)	265,284	1,090,317
Myriad Genetics, Inc. (A)	39,456	1,060,183
PDL Biopharma, Inc.	136,512	1,053,873
Repligen Corp (A)	125,484	1,033,988
United Therapeutics Corp. (A)	16,820	1,107,092
Building Products - 0.7%
Griffon Corp.	98,112	1,103,760
PGT, Inc. (A)	132,548	1,149,191
Capital Markets - 2.6%
Apollo Global Management LLC - Class A	44,448	1,071,197
Apollo Investment Corp.	141,536	1,095,489
Arlington Asset Investment Corp - Class A	38,208	1,021,682
Fortress Investment Group LLC - Class A	144,096	945,270
Janus Capital Group, Inc.	126,048	1,072,668
Manning & Napier, Inc.	54,432	966,712
Och-Ziff Capital Management Group LLC - Class A	94,464	986,204
Piper Jaffray Cos. (A)	29,664	937,679
Chemicals - 1.7%
A. Schulman, Inc.	36,096	968,095
Innospec, Inc.	26,600	1,068,788
Koppers Holdings, Inc.	27,888	1,064,764
Minerals Technologies, Inc.	24,844	1,027,051
OM Group, Inc. (A)	35,520	1,098,278
Commercial Banks - 4.0%
Banner Corp	31,104	1,051,004
BBCN Bancorp, Inc.	76,416	1,086,636
Central Pacific Financial Corp. (A)	56,812	1,022,616
Columbia Banking System, Inc.	48,000	1,142,880
First Interstate Bancsystem Inc	52,896	1,096,534
First Merchants Corp.	65,592	1,124,903
Hanmi Financial Corp. - Class B (A)	66,220	1,170,107
International Bancshares Corp.	50,200	1,133,516
Pinnacle Financial Partners, Inc. (A)	42,528	1,093,395
Sterling Financial Corp	44,832	1,066,105
WesBanco, Inc.	43,200	1,141,776
Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	43,680	1,070,597
Deluxe Corp.	30,528	1,057,795
G&K Services, Inc. - Class A	22,900	1,090,040
Pitney Bowes, Inc.	73,920	1,085,146
R.R. Donnelley & Sons Co.	83,136	1,164,735
Steelcase Inc - Class A	82,176	1,198,126
United Stationers, Inc.	33,000	1,107,150
Viad Corp.	38,464	943,137

	Shares	Value
Communications Equipment - 2.4%
ARRIS Group Inc (A)	73,000	$ 1,047,550
Brocade Communications Systems, Inc. (A)	177,156	1,020,419
Comtech Telecommunications Corp.	41,704	1,121,420
Extreme Networks (A)	312,864	1,079,381
Harmonic, Inc. (A)	170,688	1,083,869
InterDigital, Inc.	23,616	1,054,454
Polycom, Inc. (A)	101,472	1,069,515
Computers & Peripherals - 1.5%
Electronics for Imaging, Inc. - Class B (A)	38,496	1,089,052
Lexmark International, Inc. - Class A	39,016	1,192,719
Logitech International SA	163,200	1,150,560
Silicon Graphics International Corp. (A)	74,848	1,001,466
Construction & Engineering - 1.4%
AECOM Technology Corp. (A)	36,096	1,147,492
EMCOR Group, Inc.	28,500	1,158,525
Pike Electric Corp	85,056	1,046,189
Tutor Perini Corp.	55,968	1,012,461
Consumer Finance - 0.7%
Cash America International, Inc.	23,808	1,082,312
DFC Global Corp. (A)	69,024	953,221
Containers & Packaging - 1.4%
Boise, Inc.	127,968	1,092,847
Graphic Packaging Holding Co. (A)	141,888	1,098,213
Greif, Inc. - Class A	20,984	1,105,227
Sonoco Products Co.	30,624	1,058,672
Diversified Consumer Services - 2.0%
Apollo Group, Inc. - Class A (A)	53,952	956,029
Capella Education Co. (A)	24,288	1,011,595
Corinthian Colleges, Inc. (A)	477,696	1,070,039
DeVry, Inc.	34,176	1,060,140
K12, Inc. (A)	36,192	950,764
Strayer Education, Inc.	20,544	1,003,164
Diversified Financial Services - 1.7%
Kirkland’s, Inc. (A)	63,360	1,092,960
KKR Financial Holdings LLC	100,704	1,062,427
MCG Capital Corp.	209,856	1,093,350
PHH Corp. (A)	49,152	1,001,718
Prospect Capital Corp.	100,000	1,080,000
Diversified Telecommunication Services - 0.7%
IDT Corp. - Class B	55,788	1,042,678
Premiere Global Services, Inc. (A)	88,896	1,072,974
Electric Utilities - 1.7%
Hawaiian Electric Industries, Inc.	42,528	1,076,384
IDACORP Inc	21,120	1,008,691
Portland General Electric Co.	34,924	1,068,325
UIL Holdings Corp	27,264	1,042,848
UNS Energy Corp.	23,908	1,069,405
Electrical Equipment - 0.4%
First Solar, Inc. (A)	26,200	1,171,926
Electronic Equipment & Instruments - 5.4%
AVX Corp.	90,048	1,058,064
Benchmark Electronics, Inc. (A)	56,160	1,128,816
Celestica, Inc. (A)	114,720	1,084,104
Checkpoint Systems, Inc. (A)	81,216	1,152,455
Fabrinet	73,536	1,029,504
Insight Enterprises, Inc. (A)	57,792	1,025,230
Itron, Inc. (A)	26,400	1,120,152
Methode Electronics, Inc.	67,392	1,146,338

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Electronic Equipment & Instruments (continued)
Nam Tai Electronics, Inc.	180,288	$ 1,009,613
Newport Corp. (A)	79,488	1,107,268
Plexus Corp. (A)	36,960	1,104,734
Sanmina Corp (A)	82,080	1,177,848
ScanSource, Inc. (A)	34,500	1,104,000
SYNNEX Corp. (A)	27,374	1,157,373
Vishay Intertechnology, Inc. (A)	73,824	1,025,415
Energy Equipment & Services - 4.2%
Bristow Group, Inc.	16,628	1,086,141
Exterran Holdings, Inc. (A)	38,200	1,074,184
Hercules Offshore, Inc. (A)	147,648	1,039,442
ION Geophysical Corp. (A)	165,984	999,224
Matrix Service Co. (A)	62,304	970,696
McDermott International, Inc. (A)	116,160	950,189
Newpark Resources, Inc. (A)	93,792	1,030,774
Parker Drilling Co. (A)	233,472	1,162,690
Patterson-UTI Energy, Inc.	53,856	1,042,383
SEACOR Holdings, Inc.	14,300	1,187,615
Tesco Corp. - Class B (A)	85,056	1,126,992
TETRA Technologies, Inc. (A)	112,224	1,151,418
Food & Staples Retailing - 0.7%
Rite Aid Corp (A)	372,800	1,066,208
SUPERVALU Inc (A)	161,852	1,006,719
Food Products - 1.5%
Dean Foods Co. (A)	100,800	1,010,016
Pilgrim’s Pride Corp (A)	89,900	1,343,106
Sanderson Farms, Inc.	16,032	1,064,845
TreeHouse Foods, Inc. (A)	15,840	1,038,154
Gas Utilities - 0.7%
New Jersey Resources Corp.	25,378	1,053,948
WGL Holdings, Inc.	25,300	1,093,466
Health Care Equipment & Supplies - 3.5%
ArthroCare Corp. (A)	31,296	1,080,651
Conmed Corp.	32,640	1,019,674
Hill-Rom Holdings, Inc.	28,512	960,284
Masimo Corp.	48,672	1,031,847
Meridian Bioscience, Inc.	51,840	1,114,560
NuVasive, Inc. (A)	48,576	1,204,199
PhotoMedex Inc (A)	63,264	1,008,428
Quidel Corp (A)	45,408	1,159,266
Symmetry Medical, Inc. (A)	130,560	1,099,315
Thoratec Corp. (A)	35,174	1,101,298
Health Care Providers & Services - 6.1%
Addus HomeCare Corp. (A)	62,640	1,236,513
AMN Healthcare Services, Inc. (A)	75,840	1,086,029
Amsurg Corp. - Class A (A)	31,500	1,105,650
Centene Corp. (A)	21,120	1,107,955
Chemed Corp.	15,552	1,126,431
Five Star Quality Care, Inc. (A)	204,096	1,144,978
Gentiva Health Services, Inc.	101,184	1,007,793
Healthways, Inc. (A)	61,344	1,066,159
Kindred Healthcare, Inc. (A)	78,240	1,027,291
LifePoint Hospitals, Inc. (A)	21,600	1,054,944
Magellan Health Services, Inc. (A)	19,776	1,109,038
Molina Healthcare, Inc. (A)	27,648	1,027,953
Owens & Minor, Inc.	30,624	1,036,010
PharMerica Corp. (A)	78,624	1,089,729

	Shares	Value
Health Care Providers & Services (continued)
Providence Service Corp. (A)	43,296	$ 1,259,481
Triple-S Management Corp. - B Shares (A)	50,592	1,086,210
VCA Antech Inc (A)	41,568	1,084,509
Health Care Technology - 0.7%
MedAssets, Inc. (A)	56,544	1,003,090
Omnicell, Inc. (A)	59,616	1,225,109
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (A)	18,720	1,056,183
CEC Entertainment, Inc.	27,100	1,112,184
Red Robin Gourmet Burgers, Inc. (A)	22,224	1,226,320
Ruby Tuesday, Inc. (A)	116,640	1,076,587
Ruth’s Hospitality Group, Inc.	93,408	1,127,435
Sonic Corp. (A)	79,968	1,164,334
Insurance - 2.1%
American Equity Investment Life Holding Co.	66,336	1,041,475
CNO Financial Group, Inc.	85,920	1,113,523
FBL Financial Group, Inc. - Class A	25,536	1,111,072
Kemper Corp.	31,200	1,068,600
Old Republic International Corp.	85,536	1,100,848
Protective Life Corp.	29,188	1,121,111
Internet & Catalog Retail - 1.5%
NutriSystem, Inc.	114,528	1,349,140
Overstock.com, Inc. (A)	40,280	1,135,896
PetMed Express, Inc.	81,224	1,023,422
Valuevision Media, Inc. - Class A (A)	211,392	1,080,213
Internet Software & Services - 1.4%
comScore, Inc. (A)	44,832	1,093,452
Perion Network, Ltd. (A)	92,448	1,058,530
United Online, Inc.	159,840	1,211,587
ValueClick, Inc. (A)	41,568	1,025,898
IT Services - 3.2%
Acxiom Corp. (A)	49,600	1,124,928
Convergys Corp.	60,200	1,049,286
CoreLogic, Inc. (A)	48,216	1,117,165
CSG Systems International, Inc.	48,768	1,058,265
Euronet Worldwide, Inc. (A)	33,888	1,079,672
Forrester Research, Inc.	31,200	1,144,728
ManTech International Corp. - Class A	37,632	982,948
Sykes Enterprises, Inc. (A)	72,303	1,139,495
Unisys Corp. (A)	54,624	1,205,552
Leisure Equipment & Products - 1.1%
LeapFrog Enterprises, Inc. - Class A (A)	111,360	1,095,782
Nautilus, Inc. - Class A (A)	145,476	1,264,187
Smith & Wesson Holding Corp. (A)	107,232	1,070,175
Life Sciences Tools & Services - 1.4%
Albany Molecular Research, Inc. (A)	99,416	1,180,068
Charles River Laboratories International, Inc. (A)	26,100	1,070,883
ICON PLC (A)	30,600	1,084,158
PAREXEL International Corp. (A)	23,136	1,062,868
Machinery - 1.8%
Greenhill & Co., Inc. (A)	46,176	1,125,309
ITT Corp	36,864	1,084,170
Kaydon Corp.	39,168	1,079,079
SPX Corp.	14,592	1,050,332
Terex Corp. (A)	40,976	1,077,669

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Marine - 0.4%
Navios Maritime Holdings, Inc.	215,712	$ 1,207,987
Media - 2.2%
CTC Media, Inc.	86,016	956,498
Digital Generation, Inc. (A)	151,104	1,113,636
Entravision Communications Corp - Class A	183,872	1,130,813
Gray Television, Inc. (A)	162,720	1,171,584
Meredith Corp.	26,688	1,273,018
Valassis Communications, Inc.	41,376	1,017,436
Metals & Mining - 2.1%
Coeur d’Alene Mines Corp. (A)	84,480	1,123,584
Commercial Metals Co.	71,424	1,054,933
Materion Corp.	35,712	967,438
Olympic Steel, Inc.	40,896	1,001,952
Steel Dynamics, Inc.	73,440	1,094,990
U.S. Steel Corp.	59,328	1,040,020
Multi-Utilities - 0.3%
Vectren Corp.	30,816	1,042,505
Multiline Retail - 0.3%
Big Lots, Inc. (A)	32,928	1,038,220
Office Electronics - 0.3%
Zebra Technologies Corp. - Class A (A)	22,700	986,088
Oil, Gas & Consumable Fuels - 5.3%
Alon USA Energy, Inc.	71,508	1,034,006
Alpha Natural Resources, Inc. (A)	209,184	1,096,124
Arch Coal Inc	286,944	1,084,648
CVR Energy, Inc.	22,580	1,070,292
Delek US Holdings, Inc.	38,000	1,093,640
Endeavour International Corp. (A)	325,824	1,251,164
Gran Tierra Energy, Inc. (A)	175,200	1,052,952
Green Plains Renewable Energy, Inc. (A)	86,276	1,149,196
Knightsbridge Tankers, Ltd.	160,896	1,184,195
L&L Energy, Inc. (A)	273,600	979,488
Pengrowth Energy Corp.	222,240	1,095,643
SandRidge Energy, Inc. (A)	215,808	1,027,246
StealthGas, Inc. (A)	102,048	1,122,528
Stone Energy Corp. (A)	45,120	993,994
Western Refining, Inc.	39,072	1,096,751
Paper & Forest Products - 0.7%
Domtar Corp.	15,168	1,008,672
P.H. Glatfelter Co.	44,664	1,121,066
Personal Products - 1.0%
Medifast, Inc. (A)	36,960	952,090
Prestige Brands Holdings, Inc. (A)	36,000	1,049,040
USANA Health Sciences Inc (A)	15,264	1,104,808
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (A)	15,840	1,088,683
Questcor Pharmaceuticals, Inc.	23,232	1,056,127
Professional Services - 2.1%
Barrett Business Services, Inc.	19,500	1,018,095
FTI Consulting, Inc. (A)	28,416	934,602
ICF International Inc (A)	37,152	1,170,659
Insperity, Inc.	36,576	1,108,253
Kelly Services, Inc. - Class A	60,768	1,061,617
Navigant Consulting, Inc. (A)	84,672	1,016,064

	Shares	Value
Real Estate Investment Trusts - 4.5%
Brandywine Realty Trust	81,696	$ 1,104,530
CBL & Associates Properties, Inc.	49,440	1,059,005
Cedar Realty Trust, Inc.	206,572	1,070,043
Corporate Office Properties Trust	42,432	1,082,016
DuPont Fabros Technology, Inc.	40,704	983,002
Franklin Street Properties Corp	82,176	1,084,723
Government Properties Income Trust	39,936	1,007,186
Inland Real Estate Corp	99,744	1,019,384
Investors Real Estate Trust	126,432	1,087,315
Kite Realty Group Trust	190,920	1,151,247
Mack-Cali Realty Corp.	45,588	1,116,450
Mission West Properties, Inc. (B)	25,700	0
Piedmont Office Realty Trust, Inc. - Class A	60,960	1,089,965
Resource Capital Corp.	168,192	1,034,381
Road & Rail - 0.3%
Marten Transport, Ltd.	67,008	1,050,015
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (A)	57,240	996,548
ATMI, Inc. (A)	43,968	1,039,843
Cabot Microelectronics Corp. - Class A	29,184	963,364
ChipMOS TECHNOLOGIES Bermuda Ltd	57,888	1,120,133
Kulicke & Soffa Industries, Inc. (A)	89,376	988,499
Photronics Inc (A)	130,560	1,052,314
Silicon Image Inc (A)	177,312	1,037,275
SunPower Corp - Class A (A)	58,560	1,212,192
Software - 1.4%
AVG Technologies NV (A)	57,792	1,124,055
Manhattan Associates, Inc. (A)	14,112	1,088,882
MICROS Systems, Inc. (A)	24,768	1,068,739
Rovi Corp. (A)	45,792	1,045,889
Specialty Retail - 2.3%
Big 5 Sporting Goods Corp	51,356	1,127,264
Brown Shoe Co., Inc.	52,180	1,123,435
Children’s Place Retail Stores, Inc. (A)	20,160	1,104,768
Guess?, Inc.	38,016	1,179,637
hhgregg, Inc. (A)	76,763	1,225,905
Mens Wearhouse, Inc.	31,104	1,177,287
Textiles, Apparel & Luxury Goods - 0.3%
True Religion Apparel, Inc.	33,312	1,054,658
Thrifts & Mortgage Finance - 0.7%
Home Loan Servicing Solutions, Ltd.	44,640	1,070,021
Oritani Financial Corp.	66,240	1,038,643
Tobacco - 0.4%
Schweitzer Mauduit International, Inc.	22,176	1,106,139
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc. - Class A (A)	39,264	971,784
Transportation Infrastructure - 0.4%
Aegean Marine Petroleum Network Inc	124,512	1,152,981
Wireless Telecommunication Services - 0.4%
NTELOS Holdings Corp.	66,912	1,101,372

Total Common Stocks (cost $288,147,648)		298,672,251

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $8,279,976 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 3.25%, due 05/01/2041, and with a total value of $8,450,749.	$8,279,955	$ 8,279,955

Total Repurchase Agreement (cost $8,279,955)		8,279,955

Total Investment Securities (cost $296,427,603) (D)		306,952,206
Other Assets and Liabilities - Net		(533,037)

Net Assets		$ 306,419,169

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the portfolio’s net assets.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $296,427,603. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $11,703,911 and $1,179,308, respectively. Net unrealized appreciation for tax purposes is $10,524,603.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks
Aerospace & Defense	$4,295,259	$—	$—	$4,295,259
Airlines	2,190,971	—	—	2,190,971
Auto Components	3,425,280	—	—	3,425,280
Biotechnology	5,345,453	—	—	5,345,453
Building Products	2,252,951	—	—	2,252,951
Capital Markets	8,096,901	—	—	8,096,901
Chemicals	5,226,976	—	—	5,226,976
Commercial Banks	12,129,472	—	—	12,129,472
Commercial Services & Supplies	8,716,726	—	—	8,716,726
Communications Equipment	7,476,608	—	—	7,476,608
Computers & Peripherals	4,433,797	—	—	4,433,797
Construction & Engineering	4,364,667	—	—	4,364,667
Consumer Finance	2,035,533	—	—	2,035,533
Containers & Packaging	4,354,959	—	—	4,354,959
Diversified Consumer Services	6,051,731	—	—	6,051,731
Diversified Financial Services	5,330,455	—	—	5,330,455
Diversified Telecommunication Services	2,115,652	—	—	2,115,652
Electric Utilities	5,265,653	—	—	5,265,653
Electrical Equipment	1,171,926	—	—	1,171,926
Electronic Equipment & Instruments	16,430,914	—	—	16,430,914
Energy Equipment & Services	12,821,748	—	—	12,821,748
Food & Staples Retailing	2,072,927	—	—	2,072,927
Food Products	4,456,121	—	—	4,456,121
Gas Utilities	2,147,414	—	—	2,147,414
Health Care Equipment & Supplies	10,779,522	—	—	10,779,522
Health Care Providers & Services	18,656,673	—	—	18,656,673
Health Care Technology	2,228,199	—	—	2,228,199
Hotels, Restaurants & Leisure	6,763,043	—	—	6,763,043
Insurance	6,556,629	—	—	6,556,629
Internet & Catalog Retail	4,588,671	—	—	4,588,671
Internet Software & Services	4,389,467	—	—	4,389,467
IT Services	9,902,039	—	—	9,902,039
Leisure Equipment & Products	3,430,144	—	—	3,430,144
Life Sciences Tools & Services	4,397,977	—	—	4,397,977
Machinery	5,416,559	—	—	5,416,559
Marine	1,207,987	—	—	1,207,987
Media	6,662,985	—	—	6,662,985
Metals & Mining	6,282,917	—	—	6,282,917
Multi-Utilities	1,042,505	—	—	1,042,505
Multiline Retail	1,038,220	—	—	1,038,220
Office Electronics	986,088	—	—	986,088
Oil, Gas & Consumable Fuels	16,331,867	—	—	16,331,867
Paper & Forest Products	2,129,738	—	—	2,129,738
Personal Products	3,105,938	—	—	3,105,938
Pharmaceuticals	2,144,810	—	—	2,144,810
Professional Services	6,309,290	—	—	6,309,290
Real Estate Investment Trusts	13,889,247	—	0	13,889,247
Road & Rail	1,050,015	—	—	1,050,015
Semiconductors & Semiconductor Equipment	8,410,168	—	—	8,410,168
Software	4,327,565	—	—	4,327,565
Specialty Retail	6,938,296	—	—	6,938,296
Textiles, Apparel & Luxury Goods	1,054,658	—	—	1,054,658
Thrifts & Mortgage Finance	2,108,664	—	—	2,108,664
Tobacco	1,106,139	—	—	1,106,139
Trading Companies & Distributors	971,784	—	—	971,784
Transportation Infrastructure	1,152,981	—	—	1,152,981
Wireless Telecommunication Services	1,101,372	—	—	1,101,372
Repurchase Agreement	—	8,279,955	—	8,279,955
Total Investment Securities	$298,672,251	$8,279,955	$0	$306,952,206

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES

Other Liabilities (F)
Due to Custodian	$(2,572,070)	$—	$—	$(2,572,070)
Total Other Liabilities	$(2,572,070)	$—	$—	$(2,572,070)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3 (G)	Transfers out of Level 3	Ending Balance at June 30, 2013 (H)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013
Common Stocks	$—	$—	$—	$—		$—	$0	$—	$0	$—

(G)	Transferred into Level 3 because of unavailability of observable inputs.
(H)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 2.2%
Triumph Group, Inc. (A)	17,760	$ 1,405,704

Air Freight & Logistics - 1.1%
Hub Group, Inc. - Class A (A) (B)	19,890	724,394
Commercial Banks - 12.8%
Bank of the Ozarks, Inc. (A)	29,493	1,277,932
Home Bancshares, Inc. (A)	48,328	1,255,078
Iberiabank Corp. (A)	14,757	791,123
PrivateBancorp, Inc. - Class A (A)	96,354	2,043,668
Signature Bank (B)	10,750	892,465
SVB Financial Group (B)	15,260	1,271,463
Texas Capital Bancshares, Inc. (A) (B)	18,720	830,419
Commercial Services & Supplies - 2.9%
Healthcare Services Group, Inc. (A)	78,081	1,914,546
Communications Equipment - 3.2%
Aruba Networks, Inc. (B)	43,440	667,239
Ixia (A) (B)	43,670	803,528
Procera Networks, Inc. (A) (B)	46,432	637,511
Diversified Financial Services - 1.6%
MarketAxess Holdings, Inc.	21,920	1,024,760
Electrical Equipment - 2.1%
EnerSys, Inc.	27,550	1,351,052
Electronic Equipment & Instruments - 1.2%
InvenSense, Inc. - Class A (A) (B)	52,080	800,990
Energy Equipment & Services - 1.3%
Pacific Drilling SA (B)	83,419	815,838
Food Products - 2.6%
Annie’s, Inc. (A) (B)	15,740	672,728
TreeHouse Foods, Inc. (A) (B)	15,390	1,008,660
Health Care Equipment & Supplies - 2.0%
Cantel Medical Corp. (A)	20,058	679,365
Neogen Corp. (B)	11,022	612,382
Health Care Providers & Services - 4.0%
Air Methods Corp. (A)	40,752	1,380,678
Centene Corp. (B)	23,970	1,257,466
Health Care Technology - 5.1%
athenahealth, Inc. (A) (B)	7,670	649,802
HMS Holdings Corp. (A) (B)	49,890	1,162,437
Medidata Solutions, Inc. (B)	19,350	1,498,658
Hotels, Restaurants & Leisure - 3.5%
Buffalo Wild Wings, Inc. (A) (B)	7,410	727,365
Red Robin Gourmet Burgers, Inc. (A) (B)	13,745	758,449
Sonic Corp. (A) (B)	55,080	801,965
Household Durables - 2.3%
Meritage Homes Corp. (B)	35,340	1,532,342
Insurance - 1.6%
Hilltop Holdings, Inc. (A) (B)	63,640	1,043,696
Internet Software & Services - 2.5%
Envestnet, Inc. (B)	22,841	561,889
SPS Commerce, Inc. (A) (B)	19,272	1,059,960
IT Services - 1.8%
MAXIMUS, Inc. - Class A	15,470	1,152,206
Life Sciences Tools & Services - 3.2%
ICON PLC (B)	19,510	691,239
PAREXEL International Corp. (A) (B)	30,940	1,421,384
Machinery - 3.2%
Chart Industries, Inc. (A) (B)	14,264	1,342,100
Wabtec Corp. (A)	14,168	756,996

	Shares	Value
Oil, Gas & Consumable Fuels - 6.1%
Approach Resources, Inc. (A) (B)	76,510	$ 1,879,851
Callon Petroleum Co. (A) (B)	60,919	205,297
Gulfport Energy Corp. (B)	40,460	1,904,452
Personal Products - 3.1%
Inter Parfums, Inc. (A)	28,220	804,835
Prestige Brands Holdings, Inc. (B)	42,380	1,234,953
Pharmaceuticals - 2.2%
Akorn, Inc. - Class A (A) (B)	108,300	1,464,216
Professional Services - 2.9%
Advisory Board Co. (A) (B)	34,920	1,908,378
Semiconductors & Semiconductor Equipment - 2.8%
Applied Micro Circuits Corp. (A) (B)	118,970	1,046,936
Ceva, Inc. (B)	7,347	142,238
Inphi Corp. (A) (B)	59,700	656,700
Software - 6.5%
AVG Technologies NV (A) (B)	56,797	1,104,702
QLIK Technologies, Inc. (A) (B)	25,130	710,425
Sourcefire, Inc. (A) (B)	17,780	987,679
Synchronoss Technologies, Inc. (A) (B)	45,750	1,412,302
Specialty Retail - 9.9%
Asbury Automotive Group, Inc. (A) (B)	35,250	1,413,525
Express, Inc. (B)	62,200	1,304,334
Group 1 Automotive, Inc. (A)	25,214	1,622,016
Pier 1 Imports, Inc. (A)	91,830	2,157,087
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (A) (B)	18,057	912,059
Steven Madden, Ltd. - Class B (A) (B)	13,450	650,711
Trading Companies & Distributors - 1.8%
Beacon Roofing Supply, Inc. (A) (B)	31,820	1,205,342

Total Common Stocks (cost $54,705,399)		64,007,515

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	16,749,713	16,749,713

Total Securities Lending Collateral (cost $16,749,713)		16,749,713

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $1,425,086 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.25%, due 05/01/2041, and with a value of $1,456,508.	$ 1,425,083	1,425,083

Total Repurchase Agreement (cost $1,425,083)		1,425,083

Total Investment Securities (cost $72,880,195) (D)		82,182,311
Other Assets and Liabilities - Net		(16,793,801)

Net Assets		$ 65,388,510

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $16,331,119. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $72,880,195. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,029,691 and $727,575, respectively. Net unrealized appreciation for tax purposes is $9,302,116.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$64,007,515	$—	$—	$64,007,515
Securities Lending Collateral	16,749,713	—	—	16,749,713
Repurchase Agreement	—	1,425,083	—	1,425,083
Total Investment Securities	$80,757,228	$1,425,083	$—	$82,182,311

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(16,749,713)	$—	$(16,749,713)
Total Other Liabilities	$—	$(16,749,713)	$—	$(16,749,713)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Brazil - 3.3%
Embraer SA - ADR	180,600	$ 6,662,334
Itau Unibanco Holding SA - ADR	556,547	7,190,587
Natura Cosmeticos SA	240,664	5,144,721
Canada - 2.9%
Canadian National Railway Co.	65,969	6,423,149
Cenovus Energy, Inc.	149,188	4,255,624
Teck Resources, Ltd. - Class B (A)	278,500	5,950,266
China - 1.5%
Baidu, Inc. - ADR (B)	91,228	8,623,783
Denmark - 2.4%
Novo Nordisk A/S - Class B	88,558	13,801,207
France - 7.4%
Air Liquide SA - Class A	92,703	11,447,660
Cie Generale des Etablissements Michelin - Class B	72,399	6,474,159
LVMH Moet Hennessy Louis Vuitton SA	84,143	13,635,824
Publicis Groupe SA	159,654	11,367,401
Germany - 9.3%
Adidas AG	110,054	11,909,949
Allianz SE - Class A	33,567	4,904,480
Deutsche Bank AG	272,812	11,418,420
Fresenius Medical Care AG & Co., KGaA	170,293	12,087,217
SAP AG	146,171	10,704,219
Siemens AG - Class A	28,376	2,868,050
Hong Kong - 9.8%
AIA Group, Ltd.	2,603,536	11,027,025
China Merchants Bank Co., Ltd. - Class H (A)	521,973	870,847
CNOOC, Ltd.	4,806,138	8,154,766
Hong Kong Exchanges and Clearing, Ltd.	613,021	9,255,324
HSBC Holdings PLC	1,104,073	11,573,048
Industrial & Commercial Bank of China, Ltd. - Class H	16,840,593	10,617,582
Sinopharm Group Co., Ltd. - Class H (A)	1,937,130	4,865,272
Italy - 0.6%
Saipem SpA	214,565	3,488,312
Japan - 15.9%
Bridgestone Corp. (A)	251,479	8,570,266
FANUC Corp.	43,614	6,323,546
Japan Exchange Group, Inc. (A)	19,183	1,938,028
KDDI Corp.	122,676	6,382,417
Komatsu, Ltd.	436,031	10,080,854
Kubota Corp.	443,325	6,472,420
Mitsubishi UFJ Financial Group, Inc.	3,085,529	19,039,562
Softbank Corp.	134,552	7,854,972
Sumitomo Mitsui Trust Holdings, Inc.	1,688,991	7,884,683
Toyota Motor Corp.	286,412	17,297,922
Korea, Republic of - 1.6%
Samsung Electronics Co., Ltd.	7,733	9,086,893
Mexico - 1.3%
Wal-Mart de Mexico SAB de CV - Series V (A)	2,634,300	7,383,997
Netherlands - 2.0%
ASML Holding NV	135,631	10,702,098
ING Groep NV (B)	101,265	922,681
Spain - 0.6%
Amadeus IT Holding SA - Class A	109,998	3,515,756

	Shares	Value
Sweden - 1.5%
Hennes & Mauritz AB - Class B	266,962	$ 8,773,866
Switzerland - 8.5%
Julius Baer Group, Ltd. (B)	156,654	6,118,221
Nestle SA	93,254	6,116,230
Novartis AG	172,671	12,266,396
Roche Holding AG	52,199	12,986,888
Swatch Group AG	5,967	3,266,041
Syngenta AG	21,247	8,313,897
United Kingdom - 16.8%
ARM Holdings PLC	248,279	3,002,078
British American Tobacco PLC	172,344	8,827,111
Burberry Group PLC	296,463	6,091,730
Carnival PLC - Class A	224,878	7,832,443
Kingfisher PLC	2,085,223	10,878,310
Pearson PLC (A)	343,637	6,120,285
Reckitt Benckiser Group PLC	191,044	13,505,614
Rolls-Royce Holdings PLC (B)	542,640	9,359,220
Royal Bank of Scotland Group PLC (B)	735,692	3,060,330
SABMiller PLC	158,626	7,605,789
Standard Chartered PLC	472,768	10,260,933
Tullow Oil PLC	256,043	3,898,179
WPP PLC - Class A	389,030	6,638,818
United States - 10.8%
Accenture PLC - Class A	96,609	6,951,984
Liberty Global PLC (B)	83,100	6,156,048
Lululemon Athletica, Inc. (A) (B)	128,189	8,398,943
MercadoLibre, Inc. (A)	35,700	3,847,032
Potash Corp. of Saskatchewan, Inc.	205,000	7,816,650
Schlumberger, Ltd.	168,660	12,086,176
SINA Corp. (B)	52,300	2,914,679
Yandex NV - Class A (B)	174,949	4,833,841
Yum! Brands, Inc.	137,810	9,555,745

Total Common Stocks (cost $456,143,123)		555,660,798

SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	35,551,160	35,551,160

Total Securities Lending Collateral (cost $35,551,160)		35,551,160

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $14,325,307 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 3.05% - 3.25%, due 05/01/2041 - 01/01/2042, and with a total value of $14,613,150.	$ 14,325,272	14,325,272

Total Repurchase Agreement (cost $14,325,272)		14,325,272

Total Investment Securities (cost $506,019,555) (D)		605,537,230
Other Assets and Liabilities - Net		(27,887,890)

Net Assets		$ 577,649,340

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	SSB	12,045,100	10/29/2013	$15,900,496	$(213,131)
EUR	SSB	(39,528,100)	10/29/2013	(51,464,400)	(16,428)
JPY	SSB	(2,009,079,000)	07/08/2013	(22,930,661)	2,673,143
JPY	SSB	(689,513,900)	07/08/2013	(7,187,303)	234,943
JPY	SSB	1,068,924,200	07/08/2013	10,775,945	2,004
JPY	SSB	7,330,638,100	07/08/2013	73,837,271	77,458
JPY	SSB	(1,307,396,600)	07/08/2013	(13,426,078)	243,615
JPY	SSB	(1,745,992,900)	07/08/2013	(17,677,540)	72,716
JPY	SSB	(735,295,400)	07/08/2013	(7,386,941)	(27,033)
JPY	SSB	(569,233,800)	07/08/2013	(5,598,502)	(141,076)
JPY	SSB	(1,343,050,700)	07/08/2013	(13,141,113)	(400,849)
JPY	SSB	(6,153,994,800)	01/06/2014	(62,059,385)	(75,408)

					$2,429,954

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	11.6%	$70,497,572
Textiles, Apparel & Luxury Goods	7.1	43,302,487
Pharmaceuticals	6.4	39,054,491
Media	5.0	30,282,552
Chemicals	4.6	27,578,207
Machinery	3.8	22,876,820
Semiconductors & Semiconductor Equipment	3.8	22,791,069
Internet Software & Services	3.3	20,219,335
Specialty Retail	3.2	19,652,176
Capital Markets	2.9	17,536,641
Hotels, Restaurants & Leisure	2.9	17,388,188
Automobiles	2.9	17,297,922
Health Care Providers & Services	2.8	16,952,489
Oil, Gas & Consumable Fuels	2.7	16,308,569
Aerospace & Defense	2.6	16,021,554
Insurance	2.6	15,931,505
Energy Equipment & Services	2.6	15,574,488
Auto Components	2.5	15,044,425
Wireless Telecommunication Services	2.4	14,237,389
Household Products	2.2	13,505,614
Diversified Financial Services	2.0	12,116,033
Software	1.8	10,704,219
IT Services	1.7	10,467,740
Tobacco	1.5	8,827,111
Beverages	1.3	7,605,789
Food & Staples Retailing	1.2	7,383,997
Road & Rail	1.1	6,423,149
Food Products	1.0	6,116,230
Metals & Mining	1.0	5,950,266
Personal Products	0.8	5,144,721
Industrial Conglomerates	0.5	2,868,050

Investment Securities, at Value	91.8	555,660,798
Short-Term Investments	8.2	49,876,432

Total Investments	100.0%	$605,537,230

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $34,057,176. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $506,019,555. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $117,361,111 and $17,843,436, respectively. Net unrealized appreciation for tax purposes is $99,517,675.

DEFINITIONS:

ADR	American Depositary Receipt
SSB	State Street Bank & Trust Co.

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$114,195,559	$441,465,239	$—	$555,660,798
Securities Lending Collateral	35,551,160	—	—	35,551,160
Repurchase Agreement	—	14,325,272	—	14,325,272
Total Investment Securities	$149,746,719	$455,790,511	$—	$605,537,230

Derivative Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$3,303,879	$—	$3,303,879
Total Derivative Financial Instruments	$—	$3,303,879	$—	$3,303,879

Other Assets (G)
Cash	$70,893	$—	$—	$70,893
Foreign Currency	250,140	—	—	250,140
Total Other Assets	$321,033	$—	$—	$321,033

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$(873,925)	$—	$(873,925)
Total Derivative Financial Instruments	$—	$(873,925)	$—	$(873,925)

Other Liabilities (G)
Collateral for Securities on Loan	$—	$(35,551,160)	$—	$(35,551,160)
Total Other Liabilities	$—	$(35,551,160)	$—	$(35,551,160)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Assets:
Investment securities, at value	$823,671,795	$417,971,702	$320,453,113	$1,725,792,569	$766,715,250
Repurchase agreements, at value	99,692,403	9,470,453	—	—	39,142,949
Cash on deposit with broker	—	—	80,000	4,131,169	—
Cash	—	—	—	446,065	—
Foreign currency, at value	—	—	21,463	2,557,596	—
Cash on deposit with custodian	—	—	—	2,269,000	—
Unrealized appreciation on forward foreign currency contracts	—	—	322,958	672,118	—
Unrealized appreciation on swap agreements	—	—	421,807	11,236,196	—
Premium paid on swap agreements	—	—	—	612,300	—
Receivables:
Investment securities sold	—	—	783,134	489,682,247	6,303,829
When-issued securities sold	—	—	—	879,747	—
Interest	99,565	1,630,672	1,227,152	8,434,928	12,464,340
Dividends	—	—	—	—	35,250
Securities lending income (net)	—	4,161	2,751	34,253	—
Other	—	—	—	—	91,350
Prepaid expenses	3,147	1,571	1,182	5,077	2,930
Total assets	923,466,910	429,078,559	323,313,560	2,246,753,265	824,755,898
Liabilities:
Cash collateral due to broker	—	—	1,000,000	9,870,000	—
Premium received on swap agreements	—	—	—	1,643,619	—
Accounts payable and accrued liabilities:
Investment securities purchased	—	—	—	566,157,416	6,496,096
When-issued securities purchased	—	—	—	3,261,223	—
Variation margin	—	—	17,832	3,210,401	—
Interest from TBA short commitments	—	—	—	289,492	—
Advisory fees	173,484	113,423	81,531	376,649	353,267
Trustee and CCO fees	352	162	131	560	329
Audit and tax fees	11,126	10,414	9,680	11,657	11,542
Custody fees	29,778	10,114	17,951	54,983	30,503
Legal fees	31,133	13,366	19,086	59,317	29,101
Other	287	1,108	960	4,097	2,119
Collateral for securities on loan	—	8,035,805	9,362,335	110,511,765	—
Written options and swaptions, at value	—	—	1,406,433	—	—
TBA short commitments, at value	—	—	—	165,959,171	—
Unrealized depreciation on forward foreign currency contracts	—	—	315,610	22,304	—
Unrealized depreciation on swap agreements	—	—	265,873	670,867	—
Total liabilities	246,160	8,184,392	12,497,422	862,103,521	6,922,957
Net assets	$923,220,750	$420,894,167	$310,816,138	$1,384,649,744	$817,832,941

Investment securities, at cost	$823,671,795	$417,793,210	$325,629,728	$1,745,792,502	$756,975,381
Repurchase agreements, at cost	$99,692,403	$9,470,453	$—	$—	$39,142,949
Foreign currency, at cost	$—	$—	$20,642	$2,617,383	$—
Securities loaned, at value	$—	$7,872,611	$9,175,738	$108,231,154	$—
Premium received on written option and swaption contracts	$—	$—	$1,198,571	$—	$—
Proceeds received from TBA short commitments	$—	$—	$—	$167,372,875	$—

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2013

(unaudited)

	Balanced	Large Value	Large Core	Large Growth	Mid Value
Assets:
Investment securities, at value	$122,519,797	$876,499,133	$273,222,422	$870,670,528	$919,735,511
Repurchase agreements, at value	585,758	8,900,359	5,632,305	2,020,905	19,523,001
Cash on deposit with broker	61,000	—	—	—	—
Cash	3,012	—	4,179	—	176
Foreign currency, at value	2,930	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	18,442	—	—	—	—
Receivables:
Investment securities sold	14,770,004	19,632,193	6,202,814	3,069,086	4,698,277
Interest	239,916	7	5	2	16
Dividends	78,984	733,193	275,541	393,984	947,060
Dividend reclaims	—	7,399	1,331	137,152	14,396
Securities lending income (net)	590	8,818	2,828	13,014	18,332
Variation margin	8,723	—	—	—	—
Prepaid expenses	394	3,140	959	3,216	3,006
Total assets	138,289,550	905,784,242	285,342,384	876,307,887	944,939,775

Liabilities:
Due to custodian	—	—	—	373,399	—
Accounts payable and accrued liabilities:
Investment securities purchased	18,068,839	20,559,574	4,998,667	3,027,349	5,028,742
Interest from TBA short commitments	6,342	—	—	—	—
Advisory fees	28,339	300,696	128,557	394,955	453,224
Trustee and CCO fees	44	336	104	333	326
Audit and tax fees	9,837	11,094	11,321	11,633	11,270
Custody fees	16,853	9,470	5,343	23,958	15,688
Legal fees	3,885	28,210	8,614	29,225	45,685
Other	1,098	2,684	2,840	2,413	2,940
Collateral for securities on loan	4,907,965	26,502,707	8,384,120	28,300,939	61,759,738
TBA short commitments, at value	3,988,004	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	722	—	—	—	—
Total liabilities	27,031,928	47,414,771	13,539,566	32,164,204	67,317,613
Net assets	$111,257,622	$858,369,471	$271,802,818	$844,143,683	$877,622,162

Investment securities, at cost	$116,030,545	$730,733,745	$230,911,085	$712,423,804	$746,251,335
Repurchase agreements, at cost	$585,758	$8,900,359	$5,632,305	$2,020,905	$19,523,001
Foreign currency, at cost	$5,202	$—	$—	$—	$—
Securities loaned, at value	$4,805,075	$25,917,792	$8,200,499	$27,687,874	$60,311,134
Proceeds received from TBA short commitments	$4,039,379	$—	$—	$—	$—

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2013

(unaudited)

	Mid Growth	Small Value	Small Core	Small Growth	International Equity
Assets:
Investment securities, at value	$171,315,622	$92,451,892	$298,672,251	$80,757,228	$591,211,958
Repurchase agreements, at value	1,768,323	1,785,221	8,279,955	1,425,083	14,325,272
Cash	—	—	—	—	70,893
Foreign currency, at value	—	—	—	—	250,140
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	3,303,879
Receivables:
Investment securities sold	169,160,021	764,775	248,071,515	674,752	2,151,177
Interest	1	2	7	1	12
Dividends	42,224	81,101	205,496	7,602	1,674,205
Dividend reclaims	1,987	—	—	—	2,690,550
Securities lending income (net)	3,870	3,092	9,208	3,163	27,877
Prepaid expenses	650	273	1,098	250	2,249
Total assets	342,292,698	95,086,356	555,239,530	82,868,079	615,708,212
Liabilities:
Due to custodian	—	—	2,572,070	—	—
Accounts payable and accrued liabilities:
Investment securities purchased	169,797,004	—	246,023,680	673,488	1,196,560
Advisory fees	93,355	45,848	192,729	39,821	342,985
Trustee and CCO fees	68	29	121	25	241
Audit and tax fees	10,280	10,129	10,475	10,116	551
Custody fees	6,137	2,382	7,374	4,734	58,313
Legal fees	5,781	4,011	12,074	1,362	32,311
Other	845	765	1,838	310	2,826
Collateral for securities on loan	—	19,459,559	—	16,749,713	35,551,160
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	873,925
Total liabilities	169,913,470	19,522,723	248,820,361	17,479,569	38,058,872
Net assets	$172,379,228	$75,563,633	$306,419,169	$65,388,510	$577,649,340

Investment securities, at cost	$171,570,000	$73,546,290	$288,147,648	$71,455,112	$491,694,283
Repurchase agreements, at cost	$1,768,323	$1,785,221	$8,279,955	$1,425,083	$14,325,272
Foreign currency, at cost	$—	$—	$—	$—	$251,608
Securities loaned, at value	$—	$18,986,673	$—	$16,331,119	$34,057,176

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Investment Income:
Interest income	$907,853	$4,728,727	$1,432,755	$20,969,184	$28,831,523
Securities lending income (net)	—	28,487	14,776	94,478	—
Dividend income	—	—	—	101,891	268,902
Withholding taxes on foreign income	—	(197)	—	(9,795)	(98)
Total investment income	907,853	4,757,017	1,447,531	21,155,758	29,100,327

Expenses:
Advisory	1,115,298	716,056	569,919	2,487,848	2,269,695
Trustee and CCO	11,940	5,335	4,307	18,768	10,859
Audit and tax	7,615	8,355	8,571	9,965	9,073
Custody	77,749	30,705	57,668	176,123	90,811
Legal	36,015	14,551	12,977	57,358	30,723
Printing and shareholder reports	14,047	5,766	5,035	21,966	12,191
Other	8,825	3,515	2,941	12,452	7,076
Total expenses	1,271,489	784,283	661,418	2,784,480	2,430,428
Expenses (waived/reimbursed)	—	—	(10,080)	—	—
Net expenses	1,271,489	784,283	651,338	2,784,480	2,430,428
Net investment income (loss)	(363,636)	3,972,734	796,193	18,371,278	26,669,899

Net realized gain (loss) on transactions from:
Investment securities	11,232	396,012	2,473,557	7,411,270	(1,850,666)
Futures contracts	—	—	619,896	(1,663,679)	—
Written option and swaption contracts	—	—	(55,029)	(991,015)	—
Swap agreements	—	—	221,855	115,159	—
Foreign currency transactions	—	—	564,694	571,789	—
Total realized gain (loss)	11,232	396,012	3,824,973	5,443,524	(1,850,666)

Net change in unrealized appreciation (depreciation) on:
Investment securities	—	(5,459,357)	(27,571,021)	(65,286,904)	(14,158,709)
Futures contracts	—	—	(167,896)	(3,427,831)	—
Written option and swaption contracts	—	—	(252,564)	(33,147)	—
Swap agreements	—	—	(158,213)	9,425,539	—
Translation of assets and liabilities denominated in foreign currencies	—	—	102,875	737,694	—
TBA short commitments	—	—	—	1,646,492	—
Net change in unrealized appreciation (depreciation)	—	(5,459,357)	(28,046,819)	(56,938,157)	(14,158,709)
Net realized and change in unrealized gain (loss)	11,232	(5,063,345)	(24,221,846)	(51,494,633)	(16,009,375)
Net increase (decrease) in net assets resulting from operations	$(352,404)	$(1,090,611)	$(23,425,653)	$(33,123,355)	$10,660,524

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2013

(unaudited)

	Balanced	Large Value	Large Core	Large Growth	Mid Value
Investment Income:
Interest income	$390,238	$1,707	$544	$862	$4,665
Securities lending income (net)	7,424	83,181	31,648	118,583	64,773
Dividend income	666,026	9,622,285	2,790,060	5,231,091	7,242,397
Withholding taxes on foreign income	(229)	(20,709)	(6,619)	(52,446)	(19,703)
Total investment income	1,063,459	9,686,464	2,815,633	5,298,090	7,292,132

Expenses:
Advisory	251,527	1,887,224	788,537	2,597,899	2,798,932
Trustee and CCO	1,474	11,010	3,455	11,062	10,941
Audit and tax	9,248	8,186	8,748	8,699	7,784
Custody	70,570	48,586	17,523	89,933	49,774
Legal	4,155	30,500	9,306	31,338	38,374
Printing and shareholder reports	1,646	11,718	3,667	12,285	11,661
Other	948	7,472	2,252	7,756	6,931
Total expenses	339,568	2,004,696	833,488	2,758,972	2,924,397
Expenses (waived/reimbursed)	(60,094)	—	—	(35,367)	(139)
Net expenses	279,474	2,004,696	833,488	2,723,605	2,924,258
Net investment income (loss)	783,985	7,681,768	1,982,145	2,574,485	4,367,874

Net realized gain (loss) on transactions from:
Investment securities	5,266,136	78,080,996	30,150,219	42,779,342	38,734,934
Futures contracts	73,428	—	—	—	—
Written option and swaption contracts	(23,493)	—	—	—	—
Foreign currency transactions	19,012	—	—	2,016	3,801
Total realized gain (loss)	5,335,083	78,080,996	30,150,219	42,781,358	38,738,735

Net change in unrealized appreciation (depreciation) on:
Investment securities	1,683,877	47,645,256	8,145,418	46,266,793	68,680,555
Futures contracts	(22,877)	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	22,171	—	—	(108)	(263)
TBA short commitments	58,223	—	—	—	—
Net change in unrealized appreciation (depreciation)	1,741,394	47,645,256	8,145,418	46,266,685	68,680,292
Net realized and change in unrealized gain (loss)	7,076,477	125,726,252	38,295,637	89,048,043	107,419,027
Net increase (decrease) in net assets resulting from operations	$7,860,462	$133,408,020	$40,277,782	$91,622,528	$111,786,901

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2013

(unaudited)

	Mid Growth	Small Value	Small Core	Small Growth	International Equity
Investment Income:
Interest income	$356	$364	$1,047	$269	$2,335
Securities lending income (net)	75,417	14,184	213,499	70,661	252,862
Dividend income	555,420	541,845	2,191,632	87,742	10,099,022
Withholding taxes on foreign income	(3,046)	—	(864)	—	(937,877)
Total investment income	628,147	556,393	2,405,314	158,672	9,416,342

Expenses:
Advisory	614,669	301,402	1,227,011	261,596	2,284,643
Trustee and CCO	2,229	962	4,009	814	8,016
Audit and tax	7,833	7,841	7,824	7,842	102,074
Custody	16,484	9,415	30,276	12,339	192,030
Legal	6,280	2,614	11,958	3,809	25,036
Printing and shareholder reports	2,461	1,052	4,431	1,651	9,131
Other	1,579	616	2,652	562	5,536
Total expenses	651,535	323,902	1,288,161	288,613	2,626,466
Expenses (waived/reimbursed)	(11,255)	(11,473)	—	(8,333)	—
Net expenses	640,280	312,429	1,288,161	280,280	2,626,466
Net investment income (loss)	(12,133)	243,964	1,117,153	(121,608)	6,789,876

Net realized gain (loss) on transactions from:
Investment securities	35,653,290	4,400,354	76,990,980	(475,418)	28,689,617
Futures contracts	—	—	196,697	—	—
Foreign currency transactions	(807)	—	—	—	(71,126)
Total realized gain (loss)	35,652,483	4,400,354	77,187,677	(475,418)	28,618,491

Net change in unrealized appreciation (depreciation) on:
Investment securities	(18,020,582)	5,035,345	(37,187,500)	9,965,349	(34,755,846)
Futures contracts	—	—	(31,262)	—	—
Translation of assets and liabilities denominated in foreign currencies	(66)	—	—	—	2,556,709
Net change in unrealized appreciation (depreciation)	(18,020,648)	5,035,345	(37,218,762)	9,965,349	(32,199,137)
Net realized and change in unrealized gain (loss)	17,631,835	9,435,699	39,968,915	9,489,931	(3,580,646)
Net increase (decrease) in net assets resulting from operations	$17,619,702	$9,679,663	$41,086,068	$9,368,323	$3,209,230

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Money Market		High Quality Bond		Inflation-Protected Securities
	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$(363,636)	$(960,513)	$3,972,734	$8,515,508	$796,193	$5,028,483
Net realized gain (loss)	11,232	86	396,012	1,238,247	3,824,973	15,124,782
Net change in unrealized appreciation (depreciation)	—	—	(5,459,357)	2,393,318	(28,046,819)	4,052,311
Net increase (decrease) in net assets resulting from operations	(352,404)	(960,427)	(1,090,611)	12,147,073	(23,425,653)	24,205,576

From transactions in investors’ beneficial interests:
Contributions	286,182,803	607,906,945	146,684,363	150,407,683	27,260,025	52,452,782
Withdrawals	(310,967,588)	(654,217,536)	(110,745,579)	(234,736,980)	(34,154,588)	(94,065,725)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests
	(24,784,785)	(46,310,591)	35,938,784	(84,329,297)	(6,894,563)	(41,612,943)

Net increase (decrease) in net assets	(25,137,189)	(47,271,018)	34,848,173	(72,182,224)	(30,320,216)	(17,407,367)

Net assets:
Beginning of period/year	948,357,939	995,628,957	386,045,994	458,228,218	341,136,354	358,543,721
End of period/year	$923,220,750	$948,357,939	$420,894,167	$386,045,994	$310,816,138	$341,136,354

	Core Bond		High Yield Bond		Balanced
	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$18,371,278	$46,111,919	$26,669,899	$56,048,435	$783,985	$1,985,977
Net realized gain (loss)	5,443,524	29,636,680	(1,850,666)	15,614,503	5,335,083	4,620,041
Net change in unrealized appreciation (depreciation)	(56,938,157)	47,071,976	(14,158,709)	37,127,582	1,741,394	7,067,798
Net increase (decrease) in net assets resulting from operations	(33,123,355)	122,820,575	10,660,524	108,790,520	7,860,462	13,673,816

From transactions in investors’ beneficial interests:
Contributions	128,707,343	259,905,444	55,799,954	112,473,979	9,789,531	9,137,794
Withdrawals	(180,967,379)	(501,283,416)	(68,620,180)	(130,547,942)	(15,994,436)	(17,320,402)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests
	(52,260,036)	(241,377,972)	(12,820,226)	(18,073,963)	(6,204,905)	(8,182,608)

Net increase (decrease) in net assets	(85,383,391)	(118,557,397)	(2,159,702)	90,716,557	1,655,557	5,491,208

Net assets:
Beginning of period/year	1,470,033,135	1,588,590,532	819,992,643	729,276,086	109,602,065	104,110,857
End of period/year	$1,384,649,744	$1,470,033,135	$817,832,941	$819,992,643	$111,257,622	$109,602,065

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Large Value		Large Core		Large Growth
	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$7,681,768	$17,614,276	$1,982,145	$4,205,876	$2,574,485	$6,849,377
Net realized gain (loss)	78,080,996	94,470,108	30,150,219	21,814,060	42,781,358	113,489,403
Net change in unrealized appreciation (depreciation)	47,645,256	29,113,417	8,145,418	13,087,450	46,266,685	23,287,865
Net increase (decrease) in net assets resulting from operations	133,408,020	141,197,801	40,277,782	39,107,386	91,622,528	143,626,645

From transactions in investors’ beneficial interests:
Contributions	30,308,279	62,284,142	11,713,489	15,282,782	28,690,052	68,357,724
Withdrawals	(90,386,107)	(296,208,563)	(25,172,199)	(44,610,616)	(101,182,492)	(403,278,229)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests
	(60,077,828)	(233,924,421)	(13,458,710)	(29,327,834)	(72,492,440)	(334,920,505)

Net increase (decrease) in net assets	73,330,192	(92,726,620)	26,819,072	9,779,552	19,130,088	(191,293,860)

Net assets:
Beginning of period/year	785,039,279	877,765,899	244,983,746	235,204,194	825,013,595	1,016,307,455
End of period/year	$858,369,471	$785,039,279	$271,802,818	$244,983,746	$844,143,683	$825,013,595

	Mid Value		Mid Growth		Small Value
	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$4,367,874	$10,393,561	$(12,133)	$191,875	$243,964	$1,151,661
Net realized gain (loss)	38,738,735	74,180,247	35,652,483	25,644,878	4,400,354	10,989,012
Net change in unrealized appreciation (depreciation)	68,680,292	52,088,706	(18,020,648)	1,869,722	5,035,345	1,661,200
Net increase (decrease) in net assets resulting from operations	111,786,901	136,662,514	17,619,702	27,706,475	9,679,663	13,801,873

From transactions in investors’ beneficial interests:
Contributions	40,363,541	55,523,930	7,496,489	15,871,932	4,387,054	5,249,082
Withdrawals	(52,492,762)	(163,056,686)	(17,669,890)	(85,247,660)	(8,686,426)	(52,825,641)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests
	(12,129,221)	(107,532,756)	(10,173,401)	(69,375,728)	(4,299,372)	(47,576,559)

Net increase (decrease) in net assets	99,657,680	29,129,758	7,446,301	(41,669,253)	5,380,291	(33,774,686)

Net assets:
Beginning of period/year	777,964,482	748,834,724	164,932,927	206,602,180	70,183,342	103,958,028
End of period/year	$877,622,162	$777,964,482	$172,379,228	$164,932,927	$75,563,633	$70,183,342

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Small Core		Small Growth		International Equity
	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$1,117,153	$3,212,148	$(121,608)	$(159,293)	$6,789,876	$10,591,032
Net realized gain (loss)	77,187,677	28,699,445	(475,418)	10,769,184	28,618,491	47,769,505
Net change in unrealized appreciation (depreciation)	(37,218,762)	10,199,488	9,965,349	(4,949,469)	(32,199,137)	49,185,516
Net increase (decrease) in net assets resulting from operations	41,086,068	42,111,081	9,368,323	5,660,422	3,209,230	107,546,053

From transactions in investors’ beneficial interests:
Contributions	11,195,647	21,791,667	4,260,641	6,048,358	29,881,440	82,896,113
Withdrawals	(42,798,597)	(63,026,884)	(6,540,252)	(61,533,273)	(69,873,787)	(256,180,194)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests
	(31,602,950)	(41,235,217)	(2,279,611)	(55,484,915)	(39,992,347)	(173,284,081)

Net increase (decrease) in net assets	9,483,118	875,864	7,088,712	(49,824,493)	(36,783,117)	(65,738,028)

Net assets:
Beginning of period/year	296,936,051	296,060,187	58,299,798	108,124,291	614,432,457	680,170,485
End of period/year	$306,419,169	$296,936,051	$65,388,510	$58,299,798	$577,649,340	$614,432,457

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS

For the period or years ended:

	Money Market
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net assets end of period/year (000’s)	$923,221		$948,358	$995,629	$1,065,396	$1,132,907	$1,325,802
Total return	(0.04	)%(A)	(0.11)%	(0.04)%	0.02%	0.36%	2.44%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.29	%(B)	0.28%	0.28%	0.28%	0.27%	0.27%
Before (waiver/reimbursement)	0.29	%(B)	0.28%	0.28%	0.28%	0.27%	0.27%
Net investment income (loss) to average net assets	(0.08	)%(B)	(0.11)%	(0.04)%	0.02%	0.37%	2.43%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	High Quality Bond
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net assets end of period/year (000’s)	$420,894		$386,046	$458,228	$463,701	$477,088	$421,232
Total return	(0.26	)%(A)	2.95%	2.16%	4.20%	9.83%	0.55%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.38	%(B)	0.38%	0.38%	0.38%	0.38%	0.38%
Before (waiver/reimbursement)	0.38	%(B)	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income (loss) to average net assets	1.94	%(B)	2.10%	2.43%	2.99%	3.75%	4.24%
Portfolio turnover rate	42	%(A)	68%	84%	87%	104%	64%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Inflation-Protected Securities
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net assets end of period/year (000’s)	$310,816		$341,136	$358,544	$328,010	$370,010	$389,198
Total return	(6.97	)%(A)	7.06%	12.33%	6.23%	10.22%	(2.14)%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.40	%(B)	0.40%	0.40%	0.38%	0.40%	0.39%
Before (waiver/reimbursement)	0.41	%(B)	0.40%	0.40%	0.38%	0.40%	0.39%
Net investment income (loss) to average net assets	0.49	%(B)	1.43%	3.30%	2.04%	1.02%	4.99%
Portfolio turnover rate	54	%(A)	103%	134%	117%	118%	154%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Core Bond
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009		December 31, 2008
Net assets end of period/year (000’s)	$1,384,650		$1,470,033	$1,588,591	$1,622,006	$1,749,531		$1,667,313
Total return	(2.33	)%(A)	8.28%	6.20%	8.26%	12.89%		(1.83)%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.39	%(B)	0.39%	0.39%	0.39%	0.38%		0.38%
Before (waiver/reimbursement)	0.39	%(B)	0.39%	0.39%	0.39%	0.38%		0.38%
Net investment income (loss) to average net assets	2.58	%(B)	3.03%	3.54%	3.65%	4.45%		5.12%
Portfolio turnover rate	88	%(A)	297%	406%	633%	1,014	%(C)	530%

(A)	Not annualized.
(B)	Annualized.
(C)	Excludes investment securities received in kind.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	High Yield Bond
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net assets end of period/year (000’s)	$817,833		$819,993	$729,276	$709,083	$641,917	$439,863
Total return	1.29	%(A)	15.14%	4.93%	15.81%	57.21%	(28.90)%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.59	%(B)	0.59%	0.59%	0.59%	0.59%	0.58%
Before (waiver/reimbursement)	0.59	%(B)	0.59%	0.59%	0.59%	0.59%	0.58%
Net investment income (loss) to average net assets	6.46	%(B)	7.23%	8.04%	8.84%	10.10%	9.57%
Portfolio turnover rate	32	%(A)	102%	81%	98%	98%	54%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Balanced
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net assets end of period/year (000’s)	$111,258		$109,602	$104,111	$116,337	$137,734	$168,930
Total return	7.22	%(A)	13.47%	3.60%	13.91%	23.45%	(26.71)%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.50	%(B)	0.50%	0.50%	0.50%	0.50%	0.50%
Before (waiver/reimbursement)	0.61	%(B)	0.61%	0.62%	0.59%	0.55%	0.53%
Net investment income (loss) to average net assets	1.40	%(B)	1.82%	2.26%	2.42%	3.01%	3.45%
Portfolio turnover rate	65	%(A)	150%	245%	211%	167%	154%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Large Value
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011	December 31, 2010	December 31, 2009		December 31, 2008
Net assets end of period/year (000’s)	$858,369		$785,039		$877,766	$1,014,115	$1,263,463		$1,450,970
Total return	17.25	%(A)	17.39%		2.32%	14.66%	16.71%		(42.94)%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.48	%(B)	0.48%		0.47%	0.47%	0.48%		0.48%
Before (waiver/reimbursement)	0.48	%(B)	0.48%		0.47%	0.47%	0.48%		0.48%
Net investment income (loss) to average net assets	1.83	%(B)	2.08	%(C)	1.70%	1.65%	2.22%		2.53%
Portfolio turnover rate	52	%(A)	48%		55%	62%	124	%(D)	26%

(A)	Not annualized.
(B)	Annualized.
(C)	Includes litigation proceeds received during the year that represented 0.15%.
(D)	Excludes investment securities received in kind.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Large Core
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net assets end of period/year (000’s)	$271,803		$244,984	$235,204	$255,995	$280,896	$281,774
Total return	16.61	%(A)	17.30%	3.51%	11.79%	23.36%	(36.65)%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.63	%(B)	0.64%	0.63%	0.63%	0.62%	0.65%
Before (waiver/reimbursement)	0.63	%(B)	0.64%	0.63%	0.63%	0.62%	0.65%
Net investment income (loss) to average net assets	1.51	%(B)	1.68%	1.37%	1.47%	1.57%	1.31%
Portfolio turnover rate	57	%(A)	54%	63%	55%	168%	99%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Large Growth
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009		December 31, 2008
Net assets end of period/year (000’s)	$844,144		$825,014	$1,016,307	$1,176,583	$1,341,520		$1,130,783
Total return	11.34	%(A)	14.91%	(1.78)%	16.62%	35.56%		(39.87)%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.65	%(B)	0.65%	0.65%	0.65%	0.65%		0.65%
Before (waiver/reimbursement)	0.66	%(B)	0.66%	0.65%	0.66%	0.65%		0.65%
Net investment income (loss) to average net assets	0.61	%(B)	0.75%	0.34%	0.56%	0.97%		0.92%
Portfolio turnover rate	25	%(A)	53%	53%	119%	102	%(C)	102%

(A)	Not annualized.
(B)	Annualized.
(C)	Excludes investment securities received in kind.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Mid Value
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net assets end of period/year (000’s)	$877,622		$777,964	$748,835	$909,134	$808,661	$630,249
Total return	14.41	%(A)	19.50%	(2.19)%	21.29%	32.53%	(37.73)%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.70	%(B)	0.70%	0.70%	0.69%	0.70%	0.70%
Before (waiver/reimbursement)	0.70	%(B)	0.70%	0.70%	0.69%	0.70%	0.70%
Net investment income (loss) to average net assets	1.05	%(B)	1.36%	1.08%	1.14%	1.44%	1.69%
Portfolio turnover rate	26	%(A)	71%	69%	76%	122%	68%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Mid Growth
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net assets end of period/year (000’s)	$172,379		$164,933	$206,602	$269,733	$251,749	$228,966
Total return	10.89	%(A)	13.93%	(6.90)%	29.27%	25.24%	(41.55)%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.75	%(B)	0.75%	0.75%	0.75%	0.75%	0.75%
Before (waiver/reimbursement)	0.76	%(B)	0.76%	0.75%	0.75%	0.76%	0.75%
Net investment income (loss) to average net assets	(0.01	)%(B)	0.10%	(0.33)%	(0.36)%	(0.23)%	(0.02)%
Portfolio turnover rate	189	%(A)	178%	135%	199%	214%	158%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Small Value
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net assets end of period/year (000’s)	$75,564		$70,183	$103,958	$134,427	$145,727	$156,628
Total return	14.00	%(A)	16.11%	1.35%	23.12%	19.64%	(26.63)%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.85	%(B)	0.85%	0.85%	0.85%	0.85%	0.85%
Before (waiver/reimbursement)	0.88	%(B)	0.88%	0.87%	0.87%	0.88%	0.87%
Net investment income (loss) to average net assets	0.66	%(B)	1.41%	0.63%	0.84%	1.24%	1.94%
Portfolio turnover rate	10	%(A)	15%	16%	121%	103%	117%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Small Core
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net assets end of period/year (000’s)	$306,419		$296,936	$296,060	$341,598	$340,044	$389,662
Total return	14.07	%(A)	15.04%	(2.19)%	29.89%	27.64%	(36.06)%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.84	%(B)	0.84%	0.84%	0.85%	0.85%	0.85%
Before (waiver/reimbursement)	0.84	%(B)	0.84%	0.84%	0.85%	0.85%	0.85%
Net investment income (loss) to average net assets	0.73	%(B)	1.07%	0.32%	0.43%	0.67%	0.94%
Portfolio turnover rate	116	%(A)	59%	59%	55%	88%	106%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Small Growth
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net assets end of period/year (000’s)	$65,389		$58,300	$108,124	$142,731	$152,724	$152,513
Total return	16.29	%(A)	1.30%	(6.45)%	25.65%	32.99%	(37.87)%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.90	%(B)	0.90%	0.90%	0.90%	0.90%	0.90%
Before (waiver/reimbursement)	0.93	%(B)	0.94%	0.94%	0.93%	0.93%	0.93%
Net investment income (loss) to average net assets	(0.39	)%(B)	(0.20)%	(0.37)%	(0.41)%	(0.38)%	(0.18)%
Portfolio turnover rate	36	%(A)	209%	120%	99%	104%	146%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	International Equity
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net assets end of period/year (000’s)	$577,649		$614,432	$680,170	$893,260	$1,044,049	$1,100,060
Total return	0.40	%(A)	17.35%	(13.51)%	14.94%	26.10%	(49.94)%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.86	%(B)	0.82%	0.82%	0.81%	0.82%	0.84%
Before (waiver/reimbursement)	0.86	%(B)	0.82%	0.82%	0.81%	0.82%	0.84%
Net investment income (loss) to average net assets	2.23	%(B)	1.65%	1.70%	1.45%	1.39%	2.78%
Portfolio turnover rate	19	%(A)	23%	24%	29%	138%	174%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Portfolios (the “Series Portfolio”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio is composed of fifteen different series that are, in effect, separate investment funds: Transamerica Partners Money Market Portfolio (“Money Market”), Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”), Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”), Transamerica Partners Core Bond Portfolio (“Core Bond”), Transamerica Partners High Yield Bond Portfolio (“High Yield Bond”), Transamerica Partners Balanced Portfolio (“Balanced”), Transamerica Partners Large Value Portfolio (“Large Value”), Transamerica Partners Large Core Portfolio (“Large Core”), Transamerica Partners Large Growth Portfolio (“Large Growth”), Transamerica Partners Mid Value Portfolio (“Mid Value”), Transamerica Partners Mid Growth Portfolio (“Mid Growth”), Transamerica Partners Small Value Portfolio (“Small Value”), Transamerica Partners Small Core Portfolio (“Small Core”), Transamerica Partners Small Growth Portfolio (“Small Growth”), and Transamerica Partners International Equity Portfolio (“International Equity”) (each a “Portfolio” and collectively, the “Portfolios”). Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolios. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing portfolio combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolios’ current prospectus, which contains additional information about the Portfolios, including investment objectives and strategies.

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios and/or their affiliates that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

In preparing the Portfolios’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolios seek to increase their net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statements of Operations. Income from loaned securities in the Statements of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 is shown in the Schedules of Investments and the Statements of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedules of Investments.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2013 are listed in the Schedules of Investments.

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Foreign taxes: The Portfolios may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolios may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolios accrue such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolios invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When a Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Portfolio purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give down-side protection to the investments in inflation-linked products.

The underlying face amounts of open option and swaption contracts at June 30, 2013, are listed in the Schedules of Investments.

Transactions in written options were as follows:

Inflation-Protected Securities	Premiums	Contracts
Balance at December 31, 2012	$8,848	44
Sales	333,219	1,060
Closing Buys	(126,962)	(212)
Expirations	—	—
Exercised	(58,849)	(91)

Balance at June 30, 2013	$156,256	801

Core Bond	Premiums	Contracts
Balance at December 31, 2012	$—	—
Sales	436,192	1,084
Closing Buys	(436,192)	(1,084)
Expirations	—	—
Exercised	—	—

Balance at June 30, 2013	$—	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Transactions in written swaptions, inflation cap options and foreign exchange options were as follows:

Inflation-Protected Securities	Premiums	Notional Amount
Balance at December 31, 2012	$399,123	$38,505,000
Sales	523,564	60,495,000
Closing Buys	(108,931)	(6,705,000)
Expirations	(25,264)	(6,495,000)
Exercised	(27,195)	(3,400,000)

Balance at June 30, 2013	$761,297	$82,400,000

Inflation-Protected Securities	Premiums	Notional Amount
Balance at December 31, 2012	$—	AUD	—
Sales	20,508		1,700,000
Closing Buys	—		—
Expirations	—		—
Exercised	—		—

Balance at June 30, 2013	$20,508	AUD	1,700,000

Inflation-Protected Securities	Premiums	Notional Amount
Balance at December 31, 2012	$224,437	EUR	4,270,000
Sales	102,597		8,945,000
Closing Buys	—		—
Expirations	(66,524)		(5,040,000)
Exercised	—		—

Balance at June 30, 2013	$260,510	EUR	8,175,000

Core Bond	Premiums	Notional Amount
Balance at December 31, 2012	$229,600	$12,300,000
Sales	—	—
Closing Buys	(229,600)	(12,300,000)
Expirations	—	—
Exercised	—	—

Balance at June 30, 2013	$—	$—

Futures contracts: The Portfolios are subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

exchange (“centrally cleared swaps”). The Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Assets and Liabilities.

Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities, and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Portfolios are included as part of realized gains or losses in the Statements of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market, or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

The open centrally cleared swap agreements at June 30, 2013 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

The open OTC swap agreements at June 30, 2013 are listed in the Schedules of Investments. The premiums paid (received), as applicable, is included in the Statements of Assets and Liabilities along with the unrealized appreciation (depreciation).

Cash overdraft: Throughout the period, the Portfolios may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statements of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statements of Operations.

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Short sales: A short sale is a transaction in which a Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

The Portfolios investing in short sales are liable for any dividends payable on securities while those securities are in a short position and also bears other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as dividends and/or interest from securities sold short in the Statements of Operations.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”), or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at June 30, 2013.

Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchased or sold in the Statements of Assets and Liabilities.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Portfolios may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding,

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

the Portfolios will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value of the commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed delivery basis, the Portfolios do not participate in future gains and losses on the security.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statements of Operations with a corresponding adjustment to cost.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

The PIKs at June 30, 2013 are listed in the Schedules of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedules of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolios with broker/dealers with which other funds or portfolios advised by TAM has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolios. In no event will commissions paid by the Portfolios be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Commissions recaptured for the period ended June 30, 2013, are included in net realized gain (loss) in the Statements of Operations and are summarized as follows:

Portfolio	Commissions
Large Growth	$17,871
Mid Value	91,104
Mid Growth	16,834
Small Value	315
Small Core	44,658
Small Growth	2,176
International Equity	4,488

Portfolios not listed in the above table did not have any commissions recaptured during the period ended June 30, 2013.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolios’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs may vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments.

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on active markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized in Level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolios’ investments at June 30, 2013, is disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Portfolios’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Financial Life Insurance Company (“TFLIC”) is a wholly-owned subsidiary of Aegon USA. The percentage of each Portfolio that is owned by TFLIC sub-accounts is as follows:

TFLIC Sub-accounts	Investments in Portfolio
Money Market	3.74%
High Quality Bond	14.21
Inflation-Protected Securities	12.51
Core Bond	12.24
High Yield Bond	6.00
Balanced	50.65
Large Value	36.54
Large Core	55.57
Large Growth	38.57
Mid Value	5.47
Mid Growth	0.75
Small Value	1.16
Small Core	51.07
Small Growth	1.27
International Equity	22.65

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Diversified Investment Advisors Collective Investment Trust (“CIT”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. The percentage of each Portfolio that is owned by CIT sub-accounts is as follows:

CIT Sub-accounts	Investments in Portfolio
Money Market	15.95%
High Quality Bond	38.86
Inflation-Protected Securities	18.47
Core Bond	30.64
High Yield Bond	23.63
Balanced	4.34
Large Value	18.96
Large Core	13.37
Large Growth	18.28
Mid Value	9.14
Mid Growth	33.01
Small Value	33.94
Small Core	11.51
Small Growth	25.14
International Equity	32.96

TAM Collective Trust Funds (“CTF”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. The percentage of each Portfolio that is owned by CTF sub-accounts is as follows:

CTF Sub-accounts	Investments in Portfolio
Money Market	0.04%
High Quality Bond	9.74
Inflation-Protected Securities	4.56
Core Bond	5.39
High Yield Bond	18.47
Balanced	—
Large Value	4.92
Large Core	3.31
Large Growth	2.94
Mid Value	23.59
Mid Growth	12.05
Small Value	8.30
Small Core	1.86
Small Growth	8.21
International Equity	5.04

TFS is the Portfolios’ administrator and receives no separate compensation for providing transfer agency services. TAM and TFS are affiliates of Aegon NV.

Certain officers and trustees of the Series Portfolio and of the entities that invest in the Series Portfolio are also officers and/or directors of TAM or its affiliates. No interested trustee receives compensation from the Series Portfolio or from the entities that invest in the Series Portfolio.

Investment advisory fees: TAM manages the assets of each Portfolio of the Series Portfolio pursuant to the Investment Advisory Agreement with the Series Portfolio. For its services, TAM receives fees from each Portfolio, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Portfolios’ average daily net assets (“ANA”).

For each Portfolio, TAM has entered into Investment Sub-Advisory Agreements with the Portfolios’ sub-advisers. It is the responsibility of each sub-adviser to make the day-to-day investment decisions of the Portfolios, and to place the purchase and sales orders for securities transactions of the Portfolios, subject in all cases to the general supervision of TAM.

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Payment of fees to the sub-advisers is the responsibility of TAM, and is not an additional expense of a Portfolio.

Portfolio	Advisory Fee
Money Market	0.25%
High Quality Bond	0.35
Inflation-Protected Securities	0.35
Core Bond	0.35
High Yield Bond	0.55
Balanced	0.45
Large Value	0.45
Large Core	0.60
Large Growth	0.62
Mid Value	0.67
Mid Growth	0.72
Small Value	0.82
Small Core (Effective June 28, 2013)
First $300 Million	0.80
Over $300 Million	0.77
Small Core (Prior to June 28, 2013)	0.80
Small Growth
First $300 Million	0.84
Over $300 Million	0.80
International Equity	0.75

TAM has voluntarily elected to waive fees to the extent that the total operating expenses of a Portfolio exceed the following expense caps (as a percentage of ANA):

Portfolio	Expense Cap
Money Market	0.30%
High Quality Bond	0.40
Inflation-Protected Securities	0.40
Core Bond	0.40
High Yield Bond	0.60
Balanced	0.50
Large Value	0.50
Large Core	0.65
Large Growth	0.65
Mid Value	0.70
Mid Growth	0.75
Small Value	0.85
Small Core	0.85
Small Growth	0.90
International Equity	0.90

Such fee waivers are not subject to recoupment by TAM in future years.

TAM also may waive additional fees from time to time to help maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time. Expenses reimbursed that are unsettled at year end are included in Due from advisor in the Statements of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Separate Account to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Brokerage commissions: There were no brokerage commissions incurred on security transactions placed with affiliates of TAM or with the sub-advisers for the period ended June 30, 2013.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Portfolio	Long-term	U.S. Government	Long-term	U.S. Government
Money Market	$—	$—	$—	$—
High Quality Bond	76,071,796	138,124,468	61,335,813	111,286,067
Inflation-Protected Securities	11,207,577	183,041,202	14,644,408	153,629,894
Core Bond	403,050,980	893,049,697	455,518,299	851,541,879
High Yield Bond	258,547,944	—	257,032,854	—
Balanced	44,433,207	27,325,365	50,325,417	29,175,891
Large Value	433,175,279	—	480,941,948	—
Large Core	147,985,294	—	162,291,728	—
Large Growth	211,574,831	—	262,426,000	—
Mid Value	225,504,497	—	216,039,263	—
Mid Growth	322,966,431	—	333,765,928	—
Small Value	7,517,723	—	11,786,686	—
Small Core	351,059,933	—	383,800,451	—
Small Growth	22,278,723	—	24,736,499	—
International Equity	114,337,858	—	151,858,734	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

Inflation-Protected Securities:

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of purchased option/swaption contracts, written option/swaption contracts and forward foreign currency contracts held throughout the period averaged seven, 15 and 14 contracts, respectively, with an overall increase from nine, 10 and 12 contracts, respectively, to 11, 20 and 17 contracts, respectively. The volume of swap contracts held throughout the period averaged eight contracts with an overall decrease from 12 to seven. The volume of futures contracts held throughout the period stayed constant at seven contracts. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Fair Values of Derivative Instruments in the Statements of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Asset Derivatives
Purchased options and swaptions, at value (A) (B)	$1,923,596	$85,955	$2,009,551
Unrealized appreciation on futures contracts (B) (C)	574,562	—	574,562
Unrealized appreciation on swap agreements (B)	455,609	—	455,609
Unrealized appreciation on forward foreign currency contracts	—	322,958	322,958
Total	$2,953,767	$408,913	$3,362,680
Liability Derivatives
Written options and swaptions, at value (B)	$(1,333,805)	$(72,628)	$(1,406,433)
Unrealized depreciation on futures contracts (B) (C)	(504,162)	—	(504,162)
Unrealized depreciation on swap agreements (B)	(265,873)	—	(265,873)
Unrealized depreciation on forward foreign currency contracts	—	(315,610)	(315,610)
Total	$(2,103,840)	$(388,238)	$(2,492,078)
(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2013:

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (D)	Value Eligible for Offset	Collateral Received (E)	Net Amount (not less than 0)
Barclays Bank PLC	$14,544	$(14,544)	$—	$—
Citibank, N.A.	1,841	(1,841)	—	—
Deutsche Bank AG	2,158,295	(1,050,162)	(1,000,000)	108,133
Other Derivatives (F)	1,054,020	—	—	1,054,020
Goldman Sachs Bank	6,202	(6,202)	—	—
UBS AG	127,778	(98,296)	—	29,482
Total	$3,362,680	$(1,171,045)	$(1,000,000)	$1,191,635

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2013:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (D)	Value Eligible for Offset	Collateral Pledged (E)	Net Amount (not less than 0)
Barclays Bank PLC	$178,814	$(14,544)	$—	$164,270
Citibank, N.A.	296,500	(1,841)	—	294,659
Deutsche Bank AG	1,050,162	(1,050,162)	—	—
Other Derivatives (F)	848,226	—	—	848,226
Goldman Sachs Bank	20,080	(6,202)	—	13,878
UBS AG	98,296	(98,296)	—	—
Total	$2,492,078	$(1,171,045)	$—	$1,321,033
(D)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(E)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(F)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statements of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$619,896	$—	$619,896
Net realized gain (loss) on purchased option and swaption contracts (G)	83,555	(58,829)	24,726
Net realized gain (loss) on written option and swaption contracts	(121,553)	66,524	(55,029)
Net realized gain (loss) on swap agreements	221,855	—	221,855
Net realized gain (loss) on forward foreign currency contracts (H)	—	899,729	899,729
Net Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (I)	700,551	81,049	781,600
Net change in unrealized appreciation (depreciation) on futures contracts	(167,896)	—	(167,896)
Net change in unrealized appreciation (depreciation) on written option and swaption contracts	(369,061)	116,497	(252,564)
Net change in unrealized appreciation (depreciation) on swap agreements	(158,213)	—	(158,213)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (J)	—	78,990	78,990
Total	$809,134	$1,183,960	$1,993,094
(G)	Included within Net realized gain (loss) on transactions from Investment securities.
(H)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(I)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(J)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Core Bond:

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts and forward foreign currency contracts held throughout the period averaged 18 and seven contracts, respectively, with an overall increase from 10

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

and four contracts at the beginning of the period, respectively, to 22 and six contracts, respectively, at the end of the period. The volume of purchased options/swaptions, futures, and written options/swaptions held throughout the period averaged three, nine, and two contracts, respectively, with an overall decrease from three, 11, and one contracts, respectively, to zero, six, and zero contracts, respectively. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statements of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset Derivatives
Premium paid on swap agreements (A) (B)	$13	$—	$612,300	$612,313
Unrealized appreciation on futures contracts (A) (C)	2,306,850	—	—	2,306,850
Unrealized appreciation on swap agreements (A)	8,596,377	—	2,639,819	11,236,196
Unrealized appreciation on forward foreign currency contracts	—	672,118	—	672,118
Total	$10,903,240	$672,118	$3,252,119	$14,822,477
Liability Derivatives
Premium received on swap agreements (A) (B)	$—	$—	$(1,643,619)	$(1,643,619)
Unrealized depreciation on futures contracts (A) (C)	(4,668,474)	—	—	(4,668,474)
Unrealized depreciation on swap agreements (A)	(291,644)	—	(405,011)	(696,655)
Unrealized depreciation on forward foreign currency contracts	—	(22,304)	—	(22,304)
Total	$(4,960,118)	$(22,304)	$(2,048,630)	$(7,031,052)
(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Premiums on centrally cleared swap agreements as reported in the Schedule of Investments. Only cumulative variation margin is reported within the Statements of Assets and Liabilities.
(C)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2013:

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (D)	Value Eligible for Offset	Collateral Received (E)	Net Amount (not less than 0)
Barclays Bank PLC	$1,439,036	$—	$—	$1,439,036
Bank of America, N.A.	2,833,013	—	(2,833,013)	—
Citibank, N.A.	1,973,047	(981,380)	(991,667)	—
Deutsche Bank AG	5,079,792	(1,284,575)	(3,795,217)	—
Other Derivatives (F)	2,306,863	—	—	2,306,863
Goldman Sachs Bank	855,829	—	(600,000)	255,829
Morgan Stanley Capital Services	339,897	(70,835)	(269,062)	—
Total	$14,827,477	$(2,336,790)	$(8,488,959)	$4,001,728

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2013:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (D)	Value Eligible for Offset	Collateral Pledged (E)	Net Amount (not less than 0)
Citibank, N.A.	$981,380	$(981,380)	$—	$—
Deutsche Bank AG	1,284,575	(1,284,575)	—	—
Other Derivatives (F)	4,694,262	—	—	4,694,262
Morgan Stanley Capital Services	70,835	(70,835)	—	—
Total	$7,031,052	$(2,336,790)	$—	$4,694,262
(D)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(E)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(F)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statements of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaption contracts (G)	$573,793	$—	$—	$573,793
Net realized gain (loss) on futures contracts	(1,663,679)	—	—	(1,663,679)
Net realized gain (loss) on written options and swaption contracts	(991,015)	—	—	(991,015)
Net realized gain (loss) on swap agreements	(331,985)	—	447,144	115,159
Net realized gain (loss) on forward foreign currency contracts (H)	—	79,604	—	79,604
Net Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaption contracts (I)	(16,667)	—	—	(16,667)
Net change in unrealized appreciation (depreciation) on futures contracts	(3,427,831)	—	—	(3,427,831)
Net change in unrealized appreciation (depreciation) on written options and swaption contracts	(33,147)	—	—	(33,147)
Net change in unrealized appreciation (depreciation) on swap agreements	9,113,249	—	312,290	9,425,539
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (J)	—	746,482	—	746,482
Total	$3,222,718	$826,086	$759,434	$4,808,238
(G)	Included within Net realized gain (loss) on transactions from Investment securities.
(H)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(I)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(J)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Balanced:

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts and purchased options/swaptions contracts held throughout the period averaged four and two contracts, respectively, with overall an increase from four to five contracts and an overall decrease from one contract to zero contracts, respectively. The volume of

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

written options/swaptions contracts held during the period averaged two contracts, beginning and ending the period with zero contracts. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statements of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Asset Derivatives
Unrealized appreciation on futures contracts (A) (B)	$74,554	$—	$—	$74,554
Unrealized appreciation on forward foreign currency contracts	—	18,442	—	18,442
Total	$74,554	$18,442	$—	$92,996
Liability Derivatives
Unrealized depreciation on futures contracts (A) (B)	$(96,686)	$—	$(2,322)	$(99,008)
Unrealized depreciation on forward foreign currency contracts	—	(722)	—	(722)
Total	$(96,686)	$(722)	$(2,322)	$(99,730)
(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2013:

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (C)	Value Eligible for Offset	Collateral Received (D)	Net Amount (not less than 0)
Bank of America, N.A.	$12,289	$—	$—	$12,289
Other Derivatives (E)	80,707	—	—	80,707
Total	$92,996	$—	$—	$92,996

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2013:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (C)	Value Eligible for Offset	Collateral Pledged (D)	Net Amount (not less than 0)
Citibank, N.A.	$722	$—	$—	$722
Other Derivatives (E)	99,008	—	—	99,008
Total	$99,730	$—	$—	$99,730
(C)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(D)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(E)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments in the Statements of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaption contracts (F)	$21,447	$—	$—	$21,447
Net realized gain (loss) on futures contracts	(42,900)	—	116,328	73,428
Net realized gain (loss) on written options and swaption contracts	(23,493)	—	—	(23,493)
Net realized gain (loss) on forward foreign currency contracts (G)	—	2,459	—	2,459
Net Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaption contracts (H)	(1,193)	—	—	(1,193)
Net change in unrealized appreciation (depreciation) on futures contracts	(18,233)	—	(4,644)	(22,877)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (I)	—	24,220	—	24,220
Total	$(64,372)	$26,679	$111,684	$73,791
(F)	Included within Net realized gain (loss) on transactions from Investment securities.
(G)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(H)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(I)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Small Core:

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of future contracts held throughout the period decreased from one contract at the beginning of the period to zero contracts at the end of the period. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Effect of Derivative Instruments in the Statements of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$196,697	$196,697
Net Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	(31,263)	(31,263)
Total	$165,434	$165,434

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

International Equity:

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held throughout the period averaged seven contracts, with an overall increase from one contract to 12 contracts. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statements of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Asset Derivatives
Unrealized appreciation on forward foreign currency contracts	$3,303,879
Liability Derivatives
Unrealized depreciation on forward foreign currency contracts	$(873,925)

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2013:

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than 0)
State Street Bank and Trust	$3,303,879	$(873,925)	$—	$2,429,954

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2013:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than 0)
State Street Bank and Trust	$873,925	$(873,925)	$—	$—
(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

Effect of Derivative Instruments in the Statements of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on forward foreign currency contracts (C)	$(167,042)
Net Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	2,797,855
Total	$2,630,813
(C)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

Transamerica Partners Portfolio	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Series Portfolio has received rulings from the Internal Revenue Service that each Portfolio will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Portfolios because the taxable income/(loss) of each Portfolio is included in the income tax returns of the investors. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolios’ tax provisions taken or expected to be taken for all open tax years 2009—2012, and has concluded that no provision for income tax is required in the Portfolios’ financial statements. For tax purposes, each component of the Portfolios’ net assets are reported at the investor level; therefore, the Statements of Assets and Liabilities do not present the components of net assets.

Each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains; which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolios’ financial statements.

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between each of the following funds (each a “Portfolio” and collectively the “Portfolios”) and Transamerica Asset Management, Inc. (“TAM”):

Transamerica Partners Balanced Portfolio	Transamerica Partners Large Value Portfolio
Transamerica Partners Core Bond Portfolio	Transamerica Partners Mid Growth Portfolio
Transamerica Partners High Quality Bond Portfolio	Transamerica Partners Mid Value Portfolio
Transamerica Partners High Yield Bond Portfolio	Transamerica Partners Money Market Portfolio
Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Partners Small Core Portfolio
Transamerica Partners International Equity Portfolio	Transamerica Partners Small Growth Portfolio
Transamerica Partners Large Core Portfolio	Transamerica Partners Small Value Portfolio
Transamerica Partners Large Growth Portfolio

For the Portfolios listed in the left-hand column below, the Board also reviewed and considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right-hand column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	BlackRock Financial Management, Inc. J.P. Morgan Investment Management Inc.
Transamerica Partners Core Bond Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners High Quality Bond Portfolio	Merganser Capital Management, Inc.
Transamerica Partners High Yield Bond Portfolio	Eaton Vance Management
Transamerica Partners Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners International Equity Portfolio	Thornburg Investment Management, Inc.
Transamerica Partners Large Core Portfolio	AJO, LP
Transamerica Partners Large Growth Portfolio	Jennison Associates LLC Wellington Management Company, LLP
Transamerica Partners Large Value Portfolio	AJO, LP
Transamerica Partners Mid Value Portfolio	Cramer, Rosenthal, McGlynn, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Small Value Portfolio	Wellington Management Company, LLP

Following their review and consideration, the Trustees determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the applicable Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses for each Portfolio was better made at the level of the funds that invest in the applicable Portfolio (i.e., the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and that is the manner in which Lipper provided its comparative information.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the applicable Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for certain of the Sub-Advisers and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee(s) for each Portfolio. The Board noted that the investment advisory services include the design and development of the Portfolios and each Portfolio’s investment strategy, TAM’s selection, ongoing oversight and monitoring of each Portfolio’s Sub-Adviser, TAM’s daily supervision of each Portfolio’s investments and recommendations to change a Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolios, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of each Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark(s), in each case for various trailing periods ended December 31, 2012.

Transamerica Partners Balanced Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-, 3- and 10-year periods and below its primary benchmark for the past 5-year period and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-, 3- and 10-year periods and below its primary benchmark for the past 5-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board noted that the performance for longer periods was attributable to previous sub-advisers of the Portfolio.

Transamerica Partners Core Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-year period and in line with the median for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3- and 10-year periods and in line with the median for the past 5-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1-, 3- and 5- year periods and below its benchmark for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees noted the recent changes to the portfolio management team and agreed to continue to monitor the performance of the Portfolio.

Transamerica Partners High Quality Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 5-year period and below the median for the past 1-, 3- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 5- and 10-year periods, in line with the median for the past 3-year period and below the median for the past 1-year period. The Board also noted

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

that the performance of the Transamerica Partners Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Partners High Yield Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Partners Inflation-Protected Securities Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Partners International Equity Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 3-year period and below its benchmark for the past 1-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 3-year period and below its benchmark for the past 1-, 5- and 10-year periods. The Board noted that the performance for longer periods was attributable to previous sub-advisers of the Portfolio. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

Transamerica Partners Large Core Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Board noted that the performance for longer periods was attributable to previous sub-advisers of the Portfolio.

Transamerica Partners Large Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board also noted that the performance for longer periods was attributable to previous sub-advisers of the Portfolio.

Transamerica Partners Large Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 3-year period and below its primary benchmark for the past 1-, 5- and 10-year periods. The Board also noted that the performance for longer periods was attributable to previous sub-advisers of the Portfolio.

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Mid Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that it had recently approved a sub-adviser change for the Portfolio.

Transamerica Partners Mid Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

Transamerica Partners Money Market Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 5-year period and below its benchmark for the past 1-, 3- and 10-year periods. The Board noted TAM’s observations that the yields of money market funds have been below average due to a low interest rate environment and that relative performance in the tightly-constrained money market universe is largely a function of expenses. The Board also noted that the performance was attributable to a previous sub-adviser of the Portfolio.

Transamerica Partners Small Core Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 3-year period, in line with the median for the past 1- and 5-year periods and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 3-year period, in line with the median for the past 1- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 3-year period and below its primary benchmark for the past 1-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 3-year period and below its primary benchmark for the past 1-, 5- and 10-year periods. The Board also noted that it had recently approved a sub-adviser change for the Portfolio.

Transamerica Partners Small Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3- and 5-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3- and 5-year periods. The Board also noted that the performance was attributable to a previous sub-adviser of the Portfolio.

Transamerica Partners Small Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 3- and 5-year periods and below its benchmark for the past 1- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 3- and 5-year periods and below its benchmark for the past 1-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the applicable Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

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TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Management and Sub-Advisory Fees and Total Expense Ratios

The Board considered the management fee and total expense ratio of each Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of each Transamerica Partners Fund and Transamerica Partners Institutional Fund to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, the portion of a Portfolio’s management fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

Transamerica Partners Balanced Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the median for its peer group and in line with the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Core Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners High Quality Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was in line with the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners High Yield Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Inflation-Protected Securities Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners International Equity Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Core Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was in line with the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Growth Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Value Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was below the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Mid Growth Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Mid Value Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was in line with the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Money Market Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was in line with the median for its peer group and above the median for its peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Core Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management

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TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Growth Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was in line with the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Value Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration and other services, to each Portfolio and to Transamerica Partners Portfolios as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Portfolio and Transamerica Partners Portfolios as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the applicable Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to each Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolios was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolios benefited from these economies of scale. The Board considered each Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolios through investments in maintaining and developing its capabilities and services. The Trustees concluded that each Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fees payable to TAM and fees paid to the Sub-Advisers and whether each Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates, or the Sub-Advisers from their Relationships with the Portfolios

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Advisers from their relationships with the Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Portfolios and that TAM believes that any

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolios. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Portfolio in a professional manner that is consistent with the best interests of each Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement is in the best interests of the applicable Portfolio and its shareholders and voted to approve the renewal of each of the Agreements.

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS MID GROWTH PORTFOLIO

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board” or “Board Members”) held on April 11, 2013, the Board considered the termination of Columbus Circle Investors (“Columbus Circle”) as sub-adviser to Transamerica Partners Mid Growth Portfolio (the “Portfolio”) and the approval of a new investment sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and Quantum Capital Management (“Quantum”) for the Portfolio.

Following their review and consideration, the Board Members determined that the terms of the proposed sub-advisory agreement between TAM and Quantum with respect to the Portfolio (the “Quantum Sub-Advisory Agreement”) are reasonable and that the termination of Columbus Circle as sub-adviser to the Transamerica Partners Mid Growth Portfolio and approval of the Quantum Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the Quantum Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with Columbus Circle.

To assist the Board Members in their consideration of the Quantum Sub-Advisory Agreement, the Board Members received in advance of the Meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.

Among other matters, the Board considered:

•	that TAM advised the Board that the appointment of Quantum is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services;

•	that Quantum is a boutique asset management firm and that Quantum has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on an assessment of the services;

•	the proposed responsibilities of Quantum for the Portfolio and the services expected to be provided by it;

•	the fact that the sub-advisory fee payable to Quantum would be paid by TAM and not the Portfolio;

•	that the advisory fee rate paid by the Portfolio to TAM would not increase, and that the sub-advisory fee to be paid by TAM to Quantum is reasonable in light of the services to be provided; and

•	that TAM recommended to the Board that Quantum be appointed as sub-adviser to the Portfolio based on its desire to engage an investment sub-adviser with a proven track record.

A discussion followed that included additional consideration of these and other matters.

In their deliberations, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by Quantum under the Quantum Sub-Advisory Agreement, the Board considered, among other things, information and assurances provided by TAM and Quantum as to the operations, facilities, organization and personnel of Quantum, the anticipated ability of Quantum to perform its duties under the Quantum Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board considered the proposed changes to the Portfolio’s investment objective and principal investment strategies. The Board considered that TAM has advised the Board that the appointment of Quantum is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services. The Board considered that Quantum is an experienced and respected asset management firm and that TAM believes that Quantum has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on the assessment of the services.

Based on their review of the materials provided and the assurances they had received from TAM, the Board determined that Quantum can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that Quantum’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Portfolio.

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS MID GROWTH PORTFOLIO

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)

Investment Performance. The Board considered Quantum’s performance, investment management experience, capabilities and resources. The Board reviewed the performance of the Portfolio as compared to the composite performance of the strategy to be followed by Quantum, which compared favorably to that of the Portfolio, its benchmark and its peer group for the 1-, 3- and 5-year periods (annualized) ended December 31, 2012. The Board Members further noted that TAM believes that the appointment of Quantum could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the Quantum Sub-Advisory Agreement would actually have on the future performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by Quantum, the Board concluded that Quantum is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.

Sub-Advisory Fee, Cost of Services Provided and Profitability. The Board considered the proposed sub-advisory fee rate under the Quantum Sub-Advisory Agreement, including a reduction in advisory fee rate paid to the sub-advisor from implementation of the Quantum Sub-Advisory Agreement. The Board noted that the advisory fee rate payable by the Portfolio would remain the same and any breakpoints reached by the sub-adviser would not be realized by the Portfolio and its shareholders. The Board also noted that the Portfolio does not pay the sub-advisory fee. On the basis of these considerations, together with the other information it considered, the Board determined that the sub-advisory fee to be received by Quantum under the Quantum Sub-Advisory Agreement is reasonable in light of the services to be provided.

With respect to Quantum’s costs and profitability in providing services to the Portfolio, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Quantum. As a result, the Board did not consider Quantum’s anticipated profitability as material to its decision to approve the Quantum Sub-Advisory Agreement.

Economies of Scale. The Board considered the sub-advisory fee schedule and the existence of breakpoints. The Board considered that TAM also believes that the appointment of Quantum as sub-adviser has the potential to attract additional assets because of Quantum’s asset management capabilities. The Board Members concluded that they would have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, and fees payable by TAM to Quantum, in the future.

Fall-Out Benefits. The Board considered any other benefits to be derived by Quantum from its relationship with the Portfolio. The Board noted that TAM would not realize soft dollar benefits from its relationship with Quantum, and that Quantum may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the Quantum Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the Quantum Sub-Advisory Agreement.

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

At a meeting of the Boards of Trustees of Transamerica Partners Portfolios (the “Board” or “Board Members”) held on April 11, 2013, the Board considered the termination of Fort Washington Investment Advisers, Inc. (“Fort Washington”), Wellington Management Company, LLP (“Wellington”) and Invesco Advisers, Inc. (“Invesco”) as sub-advisers to Transamerica Partners Small Core Portfolio (the “Portfolio”) and the approval of a new investment sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and Systematic Financial Management, LP (“Systematic”) as for the Portfolio.

Following their review and consideration, the Board Members determined that the terms of the proposed sub-advisory agreement between TAM and Systematic with respect to the Portfolio (the “Systematic Sub-Advisory Agreement”) are reasonable and that the termination of Fort Washington, Wellington and Invesco as sub-advisers to the Transamerica Partners Small Core Portfolio and approval of the Systematic Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the Systematic Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreements with Fort Washington, Wellington and Invesco.

To assist the Board Members in their consideration of the Systematic Sub-Advisory Agreement, the Board Members received in advance of the Meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.

Among other matters, the Board considered:

•	that TAM advised the Board that the appointment of Systematic is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services;

•	that Systematic is an experienced and respected asset management firm and that Systematic has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on an assessment of the services that Systematic provides to other Transamerica funds;

•	the proposed responsibilities of Systematic for the Portfolio and the services expected to be provided by it;

•	the fact that the sub-advisory fee payable to Systematic would be paid by TAM and not the Portfolio;

•	that the advisory fee rate paid by the Portfolio to TAM would not increase, and that the sub-advisory fee to be paid by TAM to Systematic is reasonable in light of the services to be provided; and

•	that TAM recommended to the Board that Systematic be appointed as sub-adviser to the Portfolio based on its desire to engage an investment sub-adviser with a proven track record.

A discussion followed that included additional consideration of these and other matters.

In their deliberations, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by Systematic under the Systematic Sub-Advisory Agreement, the Board considered, among other things, information and assurances provided by TAM and Systematic as to the operations, facilities, organization and personnel of Systematic, the anticipated ability of Systematic to perform its duties under the Systematic Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board considered the proposed changes to the Portfolio’s investment objective and principal investment strategies. The Board considered that TAM has advised the Board that the appointment of Systematic is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services. The Board considered that Systematic is an experienced and respected asset management firm and that TAM believes that Systematic has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on the assessment of the services that Systematic provides to other Transamerica funds.

Based on their review of the materials provided and the assurances they had received from TAM, the Board determined that Systematic can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that Systematic’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Portfolio.

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)

Investment Performance. The Board considered Systematic’s performance, investment management experience, capabilities and resources, including with respect to the other Transamerica fund that it sub-advises. The Board reviewed the performance of the Portfolio as compared to the composite performance of the strategy to be followed by Systematic, which compared favorably to that of the Portfolio and its peer group for the 1-, 3- and 5- year periods (annualized) ended December 31, 2012. The Board Members further noted that TAM believes that the appointment of Systematic could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the Systematic Sub-Advisory Agreement would actually have on the future performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by Systematic, the Board concluded that Systematic is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.

Sub-Advisory Fee, Cost of Services Provided and Profitability. The Board considered the proposed sub-advisory fee rate under the Systematic Sub-Advisory Agreement, including the change in the amount of the Portfolio’s advisory fee retained by TAM following payment of the sub-advisory fee that would result at certain asset levels from implementation of the Systematic Sub-Advisory Agreement. The Board noted that the advisory fee rate payable by the Portfolio would also be reduced at certain asset levels in connection with the sub-adviser change, which would benefit the Portfolio and its shareholders. The Board also noted that the Portfolio does not pay the sub-advisory fee. On the basis of these considerations, together with the other information it considered, the Board determined that the sub-advisory fee to be received by Systematic under the Systematic Sub-Advisory Agreement is reasonable in light of the services to be provided.

With respect to Systematic’s costs and profitability in providing services to the Portfolio, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Systematic. As a result, the Board did not consider Systematic’s anticipated profitability as material to its decision to approve the Systematic Sub-Advisory Agreement.

Economies of Scale. The Board considered the sub-advisory fee schedule and the existence of breakpoints, noting that an additional breakpoint would be added to the Portfolio’s advisory fee schedule in connection with the sub-adviser change. The Board also considered that the sub-advisory fees would be based on the aggregate assets of the Portfolio and another fund sub-advised by Systematic. The Board considered that TAM also believes that the appointment of Systematic as sub-adviser has the potential to attract additional assets because of Systematic’s asset management capabilities. The Board Members concluded that they would have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees payable by TAM to Systematic, in the future.

Fall-Out Benefits. The Board considered any other benefits to be derived by Systematic from its relationship with the Portfolio. The Board noted that TAM would not realize soft dollar benefits from its relationship with Systematic, and that Systematic may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the Systematic Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the Systematic Sub-Advisory Agreement.

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners Money Market Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 681,211,408.454	$ 81,745,603.358	—	—
Alan F. Warrick	$ 681,336,607.409	$ 81,620,404.403	—	—
Sandra N. Bane	$ 679,328,967.113	$ 83,628,044.699	—	—
Leo J. Hill	$ 681,554,103.842	$ 81,402,907.970	—	—
David W. Jennings	$ 681,513,718.347	$ 81,443,293.465	—	—
Russell A. Kimball, Jr.	$ 680,258,076.749	$ 82,698,935.063	—	—
Eugene M. Mannella	$ 681,621,248.210	$ 81,335,763.602	—	—
Norman R. Nielsen	$ 681,736,461.492	$ 81,220,550.320	—	—
Joyce G. Norden	$ 681,788,283.581	$ 81,168,728.231	—	—
Patricia L. Sawyer	$ 679,428,592.345	$ 83,528,419.467	—	—
John W. Waechter	$ 681,674,381.792	$ 81,282,630.020	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II and Proposal III were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 658,752,305.039	$ 18,596,124.741	$ 85,608,582.032	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 658,482,113.047	$ 18,763,761.009	$ 85,711,137.756	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 658,299,359.859	$ 18,585,451.192	$ 86,072,200.761	—

Proposal III: To approve a new sub-advisory agreement with a new sub-adviser

For	Against	Abstentions	Broker Non-Votes
$ 668,059,621.262	$ 8,488,329.762	$ 86,409,060.788	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners High Quality Bond Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 221,897,401.717	$ 10,838,583.169	—	—
Alan F. Warrick	$ 221,902,125.078	$ 10,833,859.808	—	—
Sandra N. Bane	$ 222,284,349.276	$ 10,451,635.610	—	—
Leo J. Hill	$ 221,019,699.884	$ 11,716,285.002	—	—
David W. Jennings	$ 222,261,790.027	$ 10,474,194.858	—	—
Russell A. Kimball, Jr.	$ 222,002,291.829	$ 10,733,693.057	—	—
Eugene M. Mannella	$ 220,764,925.046	$ 11,971,059.840	—	—
Norman R. Nielsen	$ 222,014,069.442	$ 10,721,915.444	—	—
Joyce G. Norden	$ 221,029,017.634	$ 11,706,967.252	—	—
Patricia L. Sawyer	$ 221,017,240.021	$ 11,718,744.865	—	—
John W. Waechter	$ 222,261,790.027	$ 10,474,194.858	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 210,397,539.710	$ 6,862,458.177	$ 15,475,986.998	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 209,213,539.944	$ 6,848,408.206	$ 16,674,036.736	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 209,406,286.000	$ 6,786,818.284	$ 16,542,880.601	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners Inflation-Protected Securities Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 267,154,652.351	$ 22,683,864.149	—	—
Alan F. Warrick	$ 267,155,198.072	$ 22,683,318.427	—	—
Sandra N. Bane	$ 267,221,252.474	$ 22,617,264.025	—	—
Leo J. Hill	$ 266,794,783.440	$ 23,043,733.059	—	—
David W. Jennings	$ 267,139,435.711	$ 22,699,080.788	—	—
Russell A. Kimball, Jr.	$ 267,150,631.967	$ 22,687,884.532	—	—
Eugene M. Mannella	$ 266,810,545.801	$ 23,027,970.699	—	—
Norman R. Nielsen	$ 267,179,958.653	$ 22,658,557.846	—	—
Joyce G. Norden	$ 266,864,899.053	$ 22,973,617.446	—	—
Patricia L. Sawyer	$ 266,856,568.161	$ 22,981,948.339	—	—
John W. Waechter	$ 267,110,168.350	$ 22,728,348.149	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 255,470,011.676	$ 15,494,589.481	$ 18,873,915.342	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 255,597,194.898	$ 15,703,320.834	$ 18,538,000.767	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 255,952,727.542	$ 15,252,726.401	$ 18,633,062.556	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners Core Bond Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 1,005,450,928.218	$ 82,225,574.452	—	—
Alan F. Warrick	$ 1,005,356,203.181	$ 82,320,299.489	—	—
Sandra N. Bane	$ 1,005,631,172.351	$ 82,045,330.320	—	—
Leo J. Hill	$ 1,004,245,238.585	$ 83,431,264.086	—	—
David W. Jennings	$ 1,005,470,672.131	$ 82,205,830.539	—	—
Russell A. Kimball, Jr.	$ 1,005,478,642.077	$ 82,197,860.593	—	—
Eugene M. Mannella	$ 1,004,145,953.600	$ 83,530,549.070	—	—
Norman R. Nielsen	$ 1,005,450,821.579	$ 82,225,681.091	—	—
Joyce G. Norden	$ 1,004,199,395.446	$ 83,447,107.224	—	—
Patricia L. Sawyer	$ 1,004,297,085.978	$ 83,379,416.693	—	—
John W. Waechter	$ 1,005,580,557.087	$ 82,095,945.583	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 981,023,619.184	$ 17,083,132.156	$ 89,569,751.330	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 975,147,965.292	$ 15,958,791.814	$ 96,569,745.563	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 974,629,355.636	$ 23,151,126.579	$ 89,896,020.455	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners High Yield Bond Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 445,902,670.667	$ 39,286,516.940	—	—
Alan F. Warrick	$ 445,896,940.837	$ 39,292,246.771	—	—
Sandra N. Bane	$ 446,016,777.274	$ 39,172,410.333	—	—
Leo J. Hill	$ 445,890,953.815	$ 39,298,233.793	—	—
David W. Jennings	$ 445,839,621.629	$ 39,349,565.979	—	—
Russell A. Kimball, Jr.	$ 445,786,740.393	$ 39,402,447.214	—	—
Eugene M. Mannella	$ 445,855,804.750	$ 39,333,382.858	—	—
Norman R. Nielsen	$ 445,893,508.546	$ 39,295,679.061	—	—
Joyce G. Norden	$ 445,943,577.618	$ 39,245,609.990	—	—
Patricia L. Sawyer	$ 446,032,669.069	$ 39,156,518.538	—	—
John W. Waechter	$ 445,900,035.501	$ 39,289,152.107	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 438,944,584.383	$ 8,312,237.887	$ 37,932,365.338	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 439,119,214.617	$ 8,069,685.537	$ 38,000,287.454	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 439,126,313.755	$ 8,036,749.045	$ 38,026,124.807	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners Balanced Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 95,843,459.006	$ 7,911,757.544	—	—
Alan F. Warrick	$ 95,857,327.187	$ 7,897,889.363	—	—
Sandra N. Bane	$ 96,118,798.049	$ 7,636,418.501	—	—
Leo J. Hill	$ 95,964,187.345	$ 7,791,029.205	—	—
David W. Jennings	$ 95,872,846.366	$ 7,882,370.185	—	—
Russell A. Kimball, Jr.	$ 96,027,457.069	$ 7,727,759.481	—	—
Eugene M. Mannella	$ 96,118,798.049	$ 7,636,418.501	—	—
Norman R. Nielsen	$ 96,011,937.891	$ 7,743,278.660	—	—
Joyce G. Norden	$ 95,857,327.187	$ 7,897,889.363	—	—
Patricia L. Sawyer	$ 96,134,317.227	$ 7,620,899.323	—	—
John W. Waechter	$ 96,110,107.362	$ 7,645,109.188	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 92,928,241.421	$ 2,551,166.432	$ 8,275,808.697	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 93,472,068.085	$ 2,698,289.981	$ 7,584,858.485	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 92,914,251.256	$ 2,544,514.403	$ 8,296,450.891	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners Large Value Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 645,893,867.567	$ 43,660,493.102	—	—
Alan F. Warrick	$ 644,978,503.945	$ 44,575,856.724	—	—
Sandra N. Bane	$ 645,199,799.584	$ 44,354,561.085	—	—
Leo J. Hill	$ 645,908,905.890	$ 43,645,454.779	—	—
David W. Jennings	$ 645,205,579.211	$ 44,348,781.458	—	—
Russell A. Kimball, Jr.	$ 644,950,136.976	$ 44,604,223.692	—	—
Eugene M. Mannella	$ 645,565,153.101	$ 43,989,207.567	—	—
Norman R. Nielsen	$ 642,487,077.617	$ 47,067,283.052	—	—
Joyce G. Norden	$ 642,375,449.165	$ 47,178,911.503	—	—
Patricia L. Sawyer	$ 645,787,196.965	$ 43,767,163.704	—	—
John W. Waechter	$ 646,199,132.612	$ 43,355,228.057	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 635,229,544.526	$ 16,030,325.531	$ 38,294,490.611	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 635,021,992.032	$ 16,812,501.798	$ 37,719,866.839	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 637,076,262.816	$ 16,060,215.974	$ 36,417,881.878	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners Large Core Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 195,781,193.779	$ 11,082,221.993	—	—
Alan F. Warrick	$ 195,551,241.436	$ 11,312,174.336	—	—
Sandra N. Bane	$ 196,076,303.826	$ 10,787,111.946	—	—
Leo J. Hill	$ 196,050,461.018	$ 10,812,954.754	—	—
David W. Jennings	$ 195,925,353.282	$ 10,938,062.490	—	—
Russell A. Kimball, Jr.	$ 195,816,283.562	$ 11,047,132.210	—	—
Eugene M. Mannella	$ 195,663,743.863	$ 11,199,671.909	—	—
Norman R. Nielsen	$ 195,799,482.190	$ 11,063,933.582	—	—
Joyce G. Norden	$ 195,870,671.938	$ 10,992,743.834	—	—
Patricia L. Sawyer	$ 196,024,395.545	$ 10,839,020.227	—	—
John W. Waechter	$ 196,038,649.723	$ 10,824,766.049	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 191,677,180.411	$ 4,224,425.097	$ 10,961,810.264	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 191,278,333.067	$ 4,742,667.519	$ 10,842,415.186	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 191,775,198.280	$ 4,267,781.393	$ 10,820,436.099	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners Large Growth Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 650,452,022.445	$ 38,376,541.245	—	—
Alan F. Warrick	$ 648,859,404.309	$ 39,969,159.381	—	—
Sandra N. Bane	$ 649,162,779.652	$ 39,665,784.038	—	—
Leo J. Hill	$ 648,454,849.671	$ 40,373,714.019	—	—
David W. Jennings	$ 649,202,386.199	$ 39,626,177.491	—	—
Russell A. Kimball, Jr.	$ 649,184,899.927	$ 39,643,663.764	—	—
Eugene M. Mannella	$ 648,991,567.864	$ 39,836,995.826	—	—
Norman R. Nielsen	$ 649,067,492.007	$ 39,761,071.684	—	—
Joyce G. Norden	$ 646,504,274.124	$ 42,324,289.566	—	—
Patricia L. Sawyer	$ 649,031,667.951	$ 39,796,895.739	—	—
John W. Waechter	$ 650,676,636.768	$ 38,151,926.922	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 639,583,071.250	$ 5,010,311.550	$ 44,235,180.891	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 638,645,964.157	$ 6,157,855.694	$ 44,024,743.839	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 640,731,387.017	$ 4,276,807.816	$ 43,820,368.857	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners Mid Value Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 511,395,249.739	$ 27,496,471.009	—	—
Alan F. Warrick	$ 511,366,409.788	$ 27,525,310.959	—	—
Sandra N. Bane	$ 511,565,515.159	$ 27,326,205.589	—	—
Leo J. Hill	$ 511,368,957.908	$ 27,522,762.840	—	—
David W. Jennings	$ 511,416,509.515	$ 27,475,211.232	—	—
Russell A. Kimball, Jr.	$ 511,308,754.011	$ 27,582,966.737	—	—
Eugene M. Mannella	$ 511,400,612.796	$ 27,491,107.952	—	—
Norman R. Nielsen	$ 511,272,635.602	$ 27,619,085.146	—	—
Joyce G. Norden	$ 511,539,101.944	$ 27,352,618.804	—	—
Patricia L. Sawyer	$ 511,592,819.423	$ 27,298,901.324	—	—
John W. Waechter	$ 511,404,885.226	$ 27,486,835.522	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 505,296,212.741	$ 6,017,186.056	$ 27,578,321.950	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 504,849,704.278	$ 6,367,739.578	$ 27,674,276.892	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 504,706,984.254	$ 6,098,395.404	$ 28,086,341.090	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners Mid Growth Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 103,093,009.244	$ 4,903,108.376	—	—
Alan F. Warrick	$ 103,093,009.244	$ 4,903,108.376	—	—
Sandra N. Bane	$ 103,093,009.244	$ 4,903,108.376	—	—
Leo J. Hill	$ 103,093,009.244	$ 4,903,108.376	—	—
David W. Jennings	$ 103,093,009.244	$ 4,903,108.376	—	—
Russell A. Kimball, Jr.	$ 103,093,009.244	$ 4,903,108.376	—	—
Eugene M. Mannella	$ 103,093,009.244	$ 4,903,108.376	—	—
Norman R. Nielsen	$ 103,093,009.244	$ 4,903,108.376	—	—
Joyce G. Norden	$ 103,093,009.244	$ 4,903,108.376	—	—
Patricia L. Sawyer	$ 103,093,009.244	$ 4,903,108.376	—	—
John W. Waechter	$ 103,093,009.244	$ 4,903,108.376	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 103,524,716.704	$ 333,743.870	$ 4,137,657.046	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 103,356,891.035	$ 501,569.539	$ 4,137,657.046	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 103,524,716.704	$ 333,743.870	$ 4,137,657.046	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners Small Value Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 52,146,326.065	$ 1,563,969.597	—	—
Alan F. Warrick	$ 52,146,326.065	$ 1,563,969.597	—	—
Sandra N. Bane	$ 52,146,326.065	$ 1,563,969.597	—	—
Leo J. Hill	$ 52,146,326.065	$ 1,563,969.597	—	—
David W. Jennings	$ 52,146,326.065	$ 1,563,969.597	—	—
Russell A. Kimball, Jr.	$ 52,146,326.065	$ 1,563,969.597	—	—
Eugene M. Mannella	$ 52,146,326.065	$ 1,563,969.597	—	—
Norman R. Nielsen	$ 52,146,326.065	$ 1,563,969.597	—	—
Joyce G. Norden	$ 52,146,326.065	$ 1,563,969.597	—	—
Patricia L. Sawyer	$ 52,146,326.065	$ 1,563,969.597	—	—
John W. Waechter	$ 52,146,326.065	$ 1,563,969.597	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 52,146,326.065	$ 113,460.367	$ 1,450,509.230	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 52,135,287.754	$ 114,501.614	$ 1,460,506.295	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 52,146,326.065	$ 113,460.367	$ 1,450,509.230	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners Small Core Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 235,098,146.333	$ 13,362,419.995	—	—
Alan F. Warrick	$ 234,810,386.304	$ 13,650,180.024	—	—
Sandra N. Bane	$ 235,399,582.864	$ 13,060,983.463	—	—
Leo J. Hill	$ 234,909,733.701	$ 13,550,832.627	—	—
David W. Jennings	$ 235,128,385.086	$ 13,332,181.241	—	—
Russell A. Kimball, Jr.	$ 235,103,263.386	$ 13,357,302.942	—	—
Eugene M. Mannella	$ 234,790,001.673	$ 13,670,564.655	—	—
Norman R. Nielsen	$ 234,945,447.563	$ 13,515,118.764	—	—
Joyce G. Norden	$ 234,361,157.909	$ 14,099,408.418	—	—
Patricia L. Sawyer	$ 234,903,617.976	$ 13,556,948.352	—	—
John W. Waechter	$ 235,347,564.929	$ 13,113,001.399	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$229,822,524.202	$ 6,497,866.635	$ 12,140,175.490	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$229,646,365.556	$ 6,543,985.642	$ 12,270,215.130	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$229,930,652.014	$ 5,694,978.228	$ 12,834,936.086	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners Small Growth Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 53,370,838.080	$ 1,509,268.628	—	—
Alan F. Warrick	$ 53,370,838.080	$ 1,509,268.628	—	—
Sandra N. Bane	$ 53,370,838.080	$ 1,509,268.628	—	—
Leo J. Hill	$ 53,370,838.080	$ 1,509,268.628	—	—
David W. Jennings	$ 53,370,838.080	$ 1,509,268.628	—	—
Russell A. Kimball, Jr.	$ 53,370,838.080	$ 1,509,268.628	—	—
Eugene M. Mannella	$ 53,370,838.080	$ 1,509,268.628	—	—
Norman R. Nielsen	$ 53,370,838.080	$ 1,509,268.628	—	—
Joyce G. Norden	$ 53,370,838.080	$ 1,509,268.628	—	—
Patricia L. Sawyer	$ 53,370,838.080	$ 1,509,268.628	—	—
John W. Waechter	$ 53,370,838.080	$ 1,509,268.628	—	—
At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 53,379,698.703	$ 21.982	$ 1,500,386.022	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 53,097,159.678	$ 284,404.147	$ 1,498,542.883	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 53,379,698.703	$ 1,865.122	$ 1,498,542.883	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

TRANSAMERICA PARTNERS FUNDS

Transamerica Partners International Equity Portfolio

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on February 26, 2013, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against/Withheld	Abstentions	Broker Non-Votes
Thomas A. Swank	$ 429,265,178.305	$ 30,524,678.863	—	—
Alan F. Warrick	$ 429,051,333.538	$ 30,738,523.630	—	—
Sandra N. Bane	$ 429,427,301.742	$ 30,362,555.426	—	—
Leo J. Hill	$ 428,274,202.368	$ 31,515,654.800	—	—
David W. Jennings	$ 429,461,880.108	$ 30,327,977.060	—	—
Russell A. Kimball, Jr.	$ 429,350,138.098	$ 30,439,719.070	—	—
Eugene M. Mannella	$ 429,256,521.568	$ 30,533,335.601	—	—
Norman R. Nielsen	$ 429,135,644.788	$ 30,654,212.381	—	—
Joyce G. Norden	$ 428,633,498.770	$ 31,156,358.398	—	—
Patricia L. Sawyer	$ 429,282,186.034	$ 30,507,671.134	—	—
John W. Waechter	$ 429,497,685.100	$ 30,292,172.069	—	—

At a special meeting of shareholders held on February 26, 2013, the results of Proposal II were as follows:

Proposal II: To approve changes to the fundamental investment policies:

Proposal II.A — Underwriting

For	Against	Abstentions	Broker Non-Votes
$ 416,016,719.789	$ 15,278,921.384	$ 28,494,215.996	—

Proposal II.B — Real Estate

For	Against	Abstentions	Broker Non-Votes
$ 415,253,712.636	$ 15,923,008.794	$ 28,613,135.738	—

Proposal II.C — Concentration

For	Against	Abstentions	Broker Non-Votes
$ 415,688,561.930	$ 15,350,497.912	$ 28,750,797.326	—

Transamerica Partners Portfolio	Semi-Annual Report 2013

Master Investment Portfolio — S&P 500 Index Master Portfolio
II

(This page intentionally left blank)

Master Portfolio Information	S&P 500 Stock Master Portfolio

As of June 30, 2013

Ten Largest Holdings	Percent of Long-Term Investments

Exxon Mobil Corp.	3%
Apple, Inc.	3
Microsoft Corp.	2
Johnson & Johnson	2
General Electric Co.	2
Google, Inc., Class A	2
Chevron Corp.	2
The Procter & Gamble Co.	1
Berkshire Hathaway Inc., Class B	1
Wells Fargo & Co.	1

Sector Allocation	Percent of Long-Term Investments

Information Technology	18%
Financials	17
Health Care	13
Consumer Discretionary	12
Energy	11
Consumer Staples	10
Industrials	10
Utilities	3
Materials	3
Telecommunication Services	3

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013	17

Schedule of Investments June 30, 2013 (Unaudited)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
The Boeing Co.	220,395	$22,577,264
General Dynamics Corp.	107,160	8,393,843
Honeywell International, Inc.	253,955	20,148,790
L-3 Communications Holdings, Inc.	29,048	2,490,575
Lockheed Martin Corp.	85,838	9,309,989
Northrop Grumman Corp.	75,907	6,285,100
Precision Castparts Corp.	47,233	10,675,130
Raytheon Co.	104,765	6,927,062
Rockwell Collins, Inc.	43,792	2,776,851
Textron, Inc.	89,685	2,336,294
United Technologies Corp.	272,990	25,371,691

		117,292,589
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	51,864	2,920,462
Expeditors International of Washington, Inc.	66,689	2,534,849
FedEx Corp.	95,118	9,376,732
United Parcel Service, Inc., Class B	229,334	19,832,804

		34,664,847
Airlines — 0.1%
Southwest Airlines Co.	233,142	3,005,200
Auto Components — 0.4%
BorgWarner, Inc. (a)	37,299	3,213,309
Delphi Automotive Plc	93,851	4,757,307
The Goodyear Tire & Rubber Co. (a)	79,128	1,209,867
Johnson Controls, Inc.	221,100	7,913,169

		17,093,652
Automobiles — 0.7%
Ford Motor Co.	1,268,897	19,629,837
General Motors Co. (a)(b)	248,480	8,276,869
Harley-Davidson, Inc.	72,347	3,966,062

		31,872,768
Beverages — 2.4%
Beam, Inc.	51,931	3,277,365
Brown-Forman Corp., Class B	48,954	3,306,843
The Coca-Cola Co.	1,236,305	49,588,194
Coca-Cola Enterprises, Inc.	83,148	2,923,484
Constellation Brands, Inc., Class A (a)	49,742	2,592,553
Dr. Pepper Snapple Group, Inc.	65,864	3,025,133
Molson Coors Brewing Co., Class B	50,689	2,425,975
Monster Beverage Corp. (a)	46,605	2,832,186
PepsiCo, Inc.	499,145	40,825,070

		110,796,803
Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	62,989	5,810,105
Amgen, Inc.	242,074	23,883,021
Biogen Idec, Inc. (a)	76,619	16,488,409
Celgene Corp. (a)	134,638	15,740,529
Gilead Sciences, Inc. (a)(b)	492,348	25,213,141
Regeneron Pharmaceuticals, Inc. (a)	24,655	5,544,416

		92,679,621
Building Products — 0.0%
Masco Corp.	115,188	2,245,014
Capital Markets — 2.1%
Ameriprise Financial, Inc.	65,049	5,261,163

Common Stocks	Shares	Value
Capital Markets (concluded)
The Bank of New York Mellon Corp.	374,638	$10,508,596
BlackRock, Inc. (c)	40,296	10,350,027
The Charles Schwab Corp.	355,305	7,543,125
E*Trade Financial Corp. (a)	92,583	1,172,101
Franklin Resources, Inc.	44,607	6,067,444
The Goldman Sachs Group, Inc.	139,115	21,041,144
Invesco Ltd.	143,521	4,563,968
Legg Mason, Inc.	35,987	1,115,957
Morgan Stanley	442,874	10,819,412
Northern Trust Corp.	70,271	4,068,691
State Street Corp.	147,209	9,599,499
T. Rowe Price Group, Inc.	83,708	6,123,240

		98,234,367
Chemicals — 2.4%
Air Products & Chemicals, Inc.	67,244	6,157,533
Airgas, Inc.	21,273	2,030,721
CF Industries Holdings, Inc.	19,137	3,281,996
The Dow Chemical Co.	390,426	12,560,004
E.I. du Pont de Nemours & Co.	297,105	15,598,012
Eastman Chemical Co.	50,036	3,503,020
Ecolab, Inc.	85,991	7,325,573
FMC Corp.	43,940	2,682,976
International Flavors & Fragrances, Inc.	26,288	1,975,806
LyondellBasell Industries NV, Class A	122,601	8,123,542
Monsanto Co.	172,311	17,024,327
The Mosaic Co.	89,325	4,806,578
PPG Industries, Inc.	46,043	6,741,156
Praxair, Inc.	95,461	10,993,289
The Sherwin-Williams Co.	27,636	4,880,518
Sigma-Aldrich Corp.	38,849	3,121,906

		110,806,957
Commercial Banks — 2.9%
BB&T Corp.	226,489	7,673,447
Comerica, Inc.	60,245	2,399,558
Fifth Third Bancorp	282,314	5,095,768
Huntington Bancshares, Inc.	270,499	2,131,532
KeyCorp	297,027	3,279,178
M&T Bank Corp.	39,559	4,420,718
The PNC Financial Services Group, Inc. (c)	170,885	12,460,934
Regions Financial Corp.	456,204	4,347,624
SunTrust Banks, Inc.	173,963	5,492,012
US Bancorp	597,020	21,582,273
Wells Fargo & Co.	1,589,877	65,614,224
Zions Bancorporation	59,322	1,713,220

		136,210,488
Commercial Services & Supplies — 0.5%
The ADT Corp.	70,620	2,814,207
Avery Dennison Corp.	32,105	1,372,810
Cintas Corp.	33,615	1,530,827
Iron Mountain, Inc.	54,157	1,441,118
Pitney Bowes, Inc.	64,860	952,145
Republic Services, Inc.	95,748	3,249,687
Stericycle, Inc. (a)(b)	27,849	3,075,365
Tyco International Ltd.	149,769	4,934,888
Waste Management, Inc.	141,700	5,714,761

		25,085,808

See Notes to Financial Statements.

18	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 1.9%
Cisco Systems, Inc.	1,725,022	$41,935,285
F5 Networks, Inc. (a)(b)	25,434	1,749,859
Harris Corp.	35,371	1,742,022
JDS Uniphase Corp. (a)(b)	76,347	1,097,870
Juniper Networks, Inc. (a)(b)	163,408	3,155,408
Motorola Solutions, Inc.	87,685	5,062,055
QUALCOMM, Inc.	557,703	34,064,499

		88,806,998
Computers & Peripherals — 3.8%
Apple, Inc.	302,974	120,001,942
Dell, Inc.	473,726	6,324,242
EMC Corp.	678,100	16,016,722
Hewlett-Packard Co.	622,491	15,437,777
NetApp, Inc. (a)	116,341	4,395,363
SanDisk Corp. (a)	78,541	4,798,855
Seagate Technology Plc	103,001	4,617,535
Western Digital Corp.	68,669	4,263,658

		175,856,094
Construction & Engineering — 0.2%
Fluor Corp.	52,571	3,117,986
Jacobs Engineering Group, Inc. (a)	42,218	2,327,478
Quanta Services, Inc. (a)	68,675	1,817,141

		7,262,605
Construction Materials — 0.0%
Vulcan Materials Co.	41,945	2,030,557
Consumer Finance — 1.0%
American Express Co.	308,515	23,064,581
Capital One Financial Corp.	188,554	11,843,077
Discover Financial Services	158,298	7,541,317
SLM Corp.	143,382	3,277,712

		45,726,687
Containers & Packaging — 0.1%
Ball Corp.	48,010	1,994,335
Bemis Co.	33,268	1,302,110
Owens-Illinois, Inc. (a)	53,095	1,475,510
Sealed Air Corp.	63,212	1,513,927

		6,285,882
Distributors — 0.1%
Genuine Parts Co.	50,019	3,904,983
Diversified Consumer Services — 0.1%
H&R Block, Inc.	87,898	2,439,170
Diversified Financial Services — 3.8%
Bank of America Corp.	3,479,646	44,748,248
Citigroup, Inc.	982,169	47,114,647
CME Group, Inc.	99,150	7,533,417
IntercontinentalExchange, Inc. (a)(b)	23,489	4,175,405
JPMorgan Chase & Co.	1,219,988	64,403,166
Leucadia National Corp.	95,233	2,497,009
Moody’s Corp.	62,594	3,813,852
The NASDAQ OMX Group, Inc.	38,043	1,247,430
NYSE Euronext	78,434	3,247,168

		178,780,342

Common Stocks	Shares	Value
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,736,534	$61,473,304
CenturyLink, Inc.	196,586	6,949,315
Frontier Communications Corp.	321,531	1,302,200
Verizon Communications, Inc.	923,499	46,488,940
Windstream Corp.	191,329	1,475,146

		117,688,905
Electric Utilities — 1.9%
American Electric Power Co., Inc.	156,883	7,025,221
Duke Energy Corp.	227,795	15,376,163
Edison International	105,164	5,064,698
Entergy Corp.	57,514	4,007,576
Exelon Corp.	276,247	8,530,507
FirstEnergy Corp.	134,990	5,040,527
NextEra Energy, Inc.	137,063	11,167,893
Northeast Utilities, Inc.	101,552	4,267,215
Pepco Holdings, Inc.	80,236	1,617,558
Pinnacle West Capital Corp.	35,488	1,968,519
PPL Corp.	191,193	5,785,500
The Southern Co.	280,941	12,397,926
Xcel Energy, Inc.	160,497	4,548,485

		86,797,788
Electrical Equipment — 0.6%
Eaton Corp. Plc	152,705	10,049,516
Emerson Electric Co.	232,032	12,655,025
Rockwell Automation, Inc.	45,078	3,747,785
Roper Industries, Inc.	31,961	3,970,196

		30,422,522
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	51,587	4,020,691
Corning, Inc.	476,123	6,775,230
Flir Systems, Inc.	45,798	1,235,172
Jabil Circuit, Inc.	59,521	1,213,038
Molex, Inc.	44,738	1,312,613
TE Connectivity Ltd.	134,090	6,106,459

		20,663,203
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	142,611	6,578,645
Cameron International Corp. (a)	80,063	4,896,653
Diamond Offshore Drilling, Inc.	22,449	1,544,267
Ensco Plc, Class A	75,196	4,370,392
FMC Technologies, Inc. (a)	76,552	4,262,415
Halliburton Co.	300,839	12,551,003
Helmerich & Payne, Inc.	34,348	2,145,033
Nabors Industries Ltd. (b)	95,096	1,455,920
National Oilwell Varco, Inc.	137,916	9,502,412
Noble Corp.	81,751	3,072,203
Rowan Cos. Plc, Class A (a)(b)	40,019	1,363,447
Schlumberger Ltd.	429,114	30,750,309

		82,492,699
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	140,951	15,584,952
CVS Caremark Corp.	395,205	22,597,822
The Kroger Co.	167,864	5,798,022
Safeway, Inc.	77,821	1,841,245
Sysco Corp.	191,563	6,543,792
Wal-Mart Stores, Inc.	528,816	39,391,504

See Notes to Financial Statements.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013	19

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food & Staples Retailing (concluded)
Walgreen Co.	278,301	$12,300,904
Whole Foods Market, Inc.	111,335	5,731,526

		109,789,767
Food Products — 1.7%
Archer-Daniels-Midland Co.	212,719	7,213,301
Campbell Soup Co.	57,603	2,580,039
ConAgra Foods, Inc.	134,535	4,699,308
General Mills, Inc.	208,081	10,098,171
The Hershey Co.	48,404	4,321,509
Hormel Foods Corp.	43,597	1,681,972
The J.M. Smucker Co.	34,620	3,571,053
Kellogg Co.	81,909	5,261,015
Kraft Foods Group, Inc.	191,881	10,720,392
McCormick & Co., Inc.	42,576	2,995,647
Mead Johnson Nutrition Co.	65,354	5,177,998
Mondelez International, Inc., Class A	575,978	16,432,652
Tyson Foods, Inc., Class A	91,627	2,352,981

		77,106,038
Gas Utilities — 0.1%
AGL Resources, Inc.	38,146	1,634,938
ONEOK, Inc.	66,526	2,748,189

		4,383,127
Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	174,929	12,117,332
Becton Dickinson & Co.	62,699	6,196,542
Boston Scientific Corp. (a)	435,457	4,036,686
C.R. Bard, Inc.	24,160	2,625,709
CareFusion Corp. (a)	70,950	2,614,507
Covidien Plc	151,858	9,542,757
DENTSPLY International, Inc.	46,248	1,894,318
Edwards Lifesciences Corp. (a)	36,462	2,450,246
Intuitive Surgical, Inc. (a)	12,963	6,566,797
Medtronic, Inc.	326,442	16,801,970
St. Jude Medical, Inc.	91,463	4,173,457
Stryker Corp.	92,741	5,998,488
Varian Medical Systems, Inc. (a)(b)	34,998	2,360,615
Zimmer Holdings, Inc.	54,344	4,072,539

		81,451,963
Health Care Providers & Services — 2.0%
Aetna, Inc.	122,089	7,757,535
AmerisourceBergen Corp.	74,531	4,161,066
Cardinal Health, Inc.	110,332	5,207,670
Cigna Corp.	92,079	6,674,807
DaVita HealthCare Partners, Inc. (a)(b)	27,320	3,300,256
Express Scripts Holding Co. (a)(b)	263,468	16,253,341
Humana, Inc.	50,838	4,289,710
Laboratory Corp. of America Holdings (a)(b)	30,031	3,006,103
McKesson Corp.	73,145	8,375,103
Patterson Cos., Inc.	26,945	1,013,132
Quest Diagnostics, Inc.	51,031	3,094,010
Tenet Healthcare Corp. (a)	33,408	1,540,109
UnitedHealth Group, Inc.	329,234	21,558,242
WellPoint, Inc.	96,950	7,934,388

		94,165,472

Common Stocks	Shares	Value
Health Care Technology — 0.1%
Cerner Corp. (a)(b)	47,135	$4,529,202
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	143,314	4,914,237
Chipotle Mexican Grill, Inc. (a)	9,978	3,635,484
Darden Restaurants, Inc.	41,900	2,115,112
International Game Technology	84,053	1,404,526
Marriott International, Inc., Class A	77,325	3,121,610
McDonald’s Corp.	323,598	32,036,202
Starbucks Corp.	241,662	15,826,445
Starwood Hotels & Resorts Worldwide, Inc.	62,800	3,968,332
Wyndham Worldwide Corp.	43,857	2,509,936
Wynn Resorts Ltd.	25,756	3,296,768
Yum! Brands, Inc.	145,203	10,068,376

		82,897,028
Household Durables — 0.3%
D.R. Horton, Inc.	90,494	1,925,712
Garmin Ltd.	35,280	1,275,725
Harman International Industries, Inc.	21,934	1,188,823
Leggett & Platt, Inc.	46,139	1,434,462
Lennar Corp., Class A	53,404	1,924,680
Newell Rubbermaid, Inc.	93,121	2,444,426
PulteGroup, Inc. (a)(b)	110,069	2,088,009
Whirlpool Corp.	25,553	2,922,241

		15,204,078
Household Products — 2.1%
The Clorox Co.	42,498	3,533,284
Colgate-Palmolive Co.	283,002	16,213,184
Kimberly-Clark Corp.	124,141	12,059,057
The Procter & Gamble Co.	884,655	68,109,588

		99,915,113
Independent Power Producers & Energy Traders — 0.1%
The AES Corp.	200,001	2,398,012
NRG Energy, Inc.	104,070	2,778,669

		5,176,681
Industrial Conglomerates — 2.4%
3M Co.	204,956	22,411,939
Danaher Corp.	187,815	11,888,689
General Electric Co.	3,337,541	77,397,576

		111,698,204
Insurance — 4.4%
ACE Ltd.	109,800	9,824,904
Aflac, Inc.	150,487	8,746,304
The Allstate Corp.	151,268	7,279,016
American International Group, Inc. (a)	476,528	21,300,802
Aon Plc	99,779	6,420,779
Assurant, Inc.	24,851	1,265,164
Berkshire Hathaway, Inc., Class B (a)	588,827	65,901,518
The Chubb Corp.	83,655	7,081,396
Cincinnati Financial Corp.	47,436	2,177,312
Genworth Financial, Inc., Class A (a)	159,158	1,815,993
Hartford Financial Services Group, Inc. (a)	147,150	4,549,878
Lincoln National Corp.	86,654	3,160,271
Loews Corp.	99,184	4,403,770
Marsh & McLennan Cos., Inc.	177,670	7,092,586
MetLife, Inc.	353,443	16,173,552
Principal Financial Group, Inc.	89,026	3,334,024

See Notes to Financial Statements.

20	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
The Progressive Corp.	178,913	$4,547,969
Prudential Financial, Inc.	150,413	10,984,661
Torchmark Corp.	29,853	1,944,624
The Travelers Cos., Inc.	121,499	9,710,200
Unum Group	86,159	2,530,490
XL Group Plc	93,510	2,835,223

		203,080,436
Internet & Catalog Retail — 1.2%
Amazon.com, Inc. (a)	117,554	32,643,570
Expedia, Inc. (b)	30,087	1,809,733
Netflix, Inc. (a)(b)	18,122	3,825,373
priceline.com, Inc. (a)	16,649	13,770,887
TripAdvisor, Inc. (a)(b)	35,633	2,168,981

		54,218,544
Internet Software & Services — 2.3%
Akamai Technologies, Inc. (a)	57,402	2,442,455
eBay, Inc. (a)	377,005	19,498,698
Google, Inc., Class A (a)	86,740	76,363,294
VeriSign, Inc. (a)(b)	48,657	2,173,022
Yahoo!, Inc. (a)	307,516	7,721,727

		108,199,196
IT Services — 3.6%
Accenture Plc, Class A	209,829	15,099,295
Automatic Data Processing, Inc.	156,618	10,784,715
Cognizant Technology Solutions Corp., Class A (a)	97,354	6,095,334
Computer Sciences Corp.	48,491	2,122,451
Fidelity National Information Services, Inc.	94,609	4,053,050
Fiserv, Inc. (a)(b)	42,991	3,757,843
International Business Machines Corp.	336,419	64,293,035
MasterCard, Inc., Class A	33,746	19,387,077
Paychex, Inc.	104,537	3,817,691
SAIC, Inc.	91,767	1,278,314
Teradata Corp. (a)	52,742	2,649,231
Total System Services, Inc.	51,973	1,272,299
Visa, Inc., Class A	163,585	29,895,159
The Western Union Co.	179,824	3,076,789

		167,582,283
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	37,165	1,666,107
Mattel, Inc.	111,486	5,051,431

		6,717,538
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	111,189	4,754,442
Life Technologies Corp. (a)	55,614	4,115,992
PerkinElmer, Inc.	36,132	1,174,290
Thermo Fisher Scientific, Inc.	115,853	9,804,639
Waters Corp. (a)	27,659	2,767,283

		22,616,646
Machinery — 1.7%
Caterpillar, Inc.	212,220	17,506,028
Cummins, Inc.	56,957	6,177,556
Deere & Co.	125,252	10,176,725
Dover Corp.	55,228	4,289,007
Flowserve Corp.	46,491	2,510,979

Common Stocks	Shares	Value
Machinery (concluded)
Illinois Tool Works, Inc.	133,732	$9,250,242
Ingersoll-Rand Plc	89,722	4,981,365
Joy Global, Inc.	34,299	1,664,530
PACCAR, Inc.	114,172	6,126,470
Pall Corp.	36,013	2,392,344
Parker Hannifin Corp.	48,175	4,595,895
Pentair Ltd., Registered Shares	65,945	3,804,367
Snap-On, Inc.	18,822	1,682,310
Stanley Black & Decker, Inc.	52,263	4,039,930
Xylem, Inc.	59,772	1,610,258

		80,808,006
Media — 3.8%
Cablevision Systems Corp., Class A	69,828	1,174,507
CBS Corp., Class B	184,189	9,001,316
Comcast Corp., Class A	850,005	35,598,209
DIRECTV (a)	180,287	11,109,285
Discovery Communications, Inc., Class A (a)(b)	78,973	6,097,505
Gannett Co., Inc.	73,804	1,805,246
The Interpublic Group of Cos., Inc.	138,276	2,011,916
McGraw Hill Financial, Inc.	88,473	4,705,879
Omnicom Group, Inc.	83,465	5,247,444
Scripps Networks Interactive, Class A	27,444	1,832,161
Time Warner Cable, Inc.	93,916	10,563,672
Time Warner, Inc.	300,884	17,397,113
Twenty-First Century Fox, Inc.	642,488	20,945,109
Viacom, Inc., Class B	143,998	9,799,064
The Walt Disney Co.	581,325	36,710,674
The Washington Post Co., Class B (b)	1,466	709,207

		174,708,307
Metals & Mining — 0.5%
Alcoa, Inc.	345,175	2,699,269
Allegheny Technologies, Inc.	34,845	916,772
Cliffs Natural Resources, Inc. (b)	49,415	802,994
Freeport-McMoRan Copper & Gold, Inc.	335,109	9,252,359
Newmont Mining Corp.	160,488	4,806,616
Nucor Corp.	102,573	4,443,462
United States Steel Corp. (b)	46,480	814,794

		23,736,266
Multi-Utilities — 1.2%
Ameren Corp.	78,317	2,697,238
CenterPoint Energy, Inc.	138,319	3,249,113
CMS Energy Corp.	85,773	2,330,452
Consolidated Edison, Inc.	94,539	5,512,569
Dominion Resources, Inc.	186,460	10,594,657
DTE Energy Co.	56,147	3,762,410
Integrys Energy Group, Inc.	25,541	1,494,915
NiSource, Inc.	100,718	2,884,564
PG&E Corp.	142,723	6,526,723
Public Service Enterprise Group, Inc.	163,314	5,333,835
SCANA Corp.	45,026	2,210,777
Sempra Energy	72,755	5,948,449
TECO Energy, Inc.	66,073	1,135,795
Wisconsin Energy Corp.	73,870	3,027,931

		56,709,428

See Notes to Financial Statements.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013	21

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Multiline Retail — 0.8%
Dollar General Corp. (a)	97,222	$4,902,906
Dollar Tree, Inc. (a)	72,249	3,673,139
Family Dollar Stores, Inc.	30,797	1,918,961
JC Penney Co., Inc. (a)(b)	46,219	789,421
Kohl’s Corp.	65,767	3,321,891
Macy’s, Inc.	123,835	5,944,080
Nordstrom, Inc.	48,000	2,877,120
Target Corp.	207,127	14,262,765

		37,690,283
Office Electronics — 0.1%
Xerox Corp.	396,337	3,594,777
Oil, Gas & Consumable Fuels — 8.7%
Anadarko Petroleum Corp.	161,864	13,908,974
Apache Corp.	126,482	10,602,986
Cabot Oil & Gas Corp.	68,025	4,831,136
Chesapeake Energy Corp.	167,438	3,412,386
Chevron Corp.	625,855	74,063,681
ConocoPhillips	394,645	23,876,022
CONSOL Energy, Inc.	73,796	1,999,872
Denbury Resources, Inc. (a)	120,548	2,087,891
Devon Energy Corp.	121,874	6,322,823
EOG Resources, Inc.	87,821	11,564,269
EQT Corp.	48,557	3,853,969
Exxon Mobil Corp.	1,435,182	129,668,694
Hess Corp.	96,403	6,409,835
Kinder Morgan, Inc.	203,932	7,780,006
Marathon Oil Corp.	228,789	7,911,524
Marathon Petroleum Corp.	104,834	7,449,504
Murphy Oil Corp.	58,560	3,565,718
Newfield Exploration Co. (a)	43,762	1,045,474
Noble Energy, Inc.	115,924	6,960,077
Occidental Petroleum Corp.	260,042	23,203,548
Peabody Energy Corp.	87,142	1,275,759
Phillips 66	199,874	11,774,577
Pioneer Natural Resources Co.	44,085	6,381,304
QEP Resources, Inc.	57,862	1,607,406
Range Resources Corp.	52,636	4,069,816
Southwestern Energy Co. (a)(b)	113,461	4,144,730
Spectra Energy Corp.	216,000	7,443,360
Tesoro Corp.	43,838	2,293,604
Valero Energy Corp.	176,032	6,120,633
The Williams Cos., Inc.	220,357	7,154,992
WPX Energy, Inc. (a)(b)	64,714	1,225,683

		404,010,253
Paper & Forest Products — 0.2%
International Paper Co.	143,586	6,362,296
MeadWestvaco Corp.	57,117	1,948,261

		8,310,557
Personal Products — 0.2%
Avon Products, Inc.	139,796	2,939,910
The Estée Lauder Cos., Inc., Class A	77,620	5,105,067

		8,044,977
Pharmaceuticals — 6.3%
Abbott Laboratories	503,165	17,550,395
AbbVie, Inc.	511,189	21,132,553
Actavis, Inc. (a)	41,234	5,204,556
Allergan, Inc.	95,671	8,059,325

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Bristol-Myers Squibb Co.	530,176	$23,693,566
Eli Lilly & Co.	319,992	15,718,007
Forest Laboratories, Inc. (a)	75,746	3,105,586
Hospira, Inc. (a)(b)	53,417	2,046,405
Johnson & Johnson	906,640	77,844,110
Merck & Co., Inc.	974,657	45,272,818
Mylan, Inc. (a)(b)	123,008	3,816,938
Perrigo Co.	28,533	3,452,493
Pfizer, Inc.	2,200,617	61,639,282
Zoetis, Inc.	114,149	3,526,063

		292,062,097
Professional Services — 0.1%
The Dun & Bradstreet Corp.	12,894	1,256,520
Equifax, Inc.	38,930	2,294,145
Robert Half International, Inc.	45,094	1,498,474

		5,049,139
Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	127,653	9,340,370
Apartment Investment & Management Co., Class A	47,143	1,416,176
AvalonBay Communities, Inc. (b)	39,256	5,296,027
Boston Properties, Inc. (b)	48,979	5,165,815
Equity Residential (b)	103,462	6,007,004
HCP, Inc.	146,697	6,665,912
Health Care REIT, Inc. (b)	91,808	6,153,890
Host Hotels & Resorts, Inc. (b)	240,379	4,055,194
Kimco Realty Corp. (b)	131,936	2,827,388
The Macerich Co. (b)	44,381	2,705,910
Plum Creek Timber Co., Inc.	52,561	2,453,022
ProLogis, Inc.	160,814	6,065,904
Public Storage	46,597	7,144,718
Simon Property Group, Inc.	100,332	15,844,429
Ventas, Inc. (b)	94,627	6,572,791
Vornado Realty Trust	54,908	4,549,128
Weyerhaeuser Co.	186,170	5,303,983

		97,567,661
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (a)	97,966	2,288,486
Road & Rail — 0.9%
CSX Corp.	329,864	7,649,546
Kansas City Southern	35,565	3,768,467
Norfolk Southern Corp.	101,703	7,388,723
Ryder System, Inc.	16,759	1,018,780
Union Pacific Corp.	150,666	23,244,751

		43,070,267
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc. (a)(b)	196,025	799,782
Altera Corp.	103,333	3,408,956
Analog Devices, Inc.	99,468	4,482,028
Applied Materials, Inc.	387,847	5,782,799
Broadcom Corp., Class A	169,560	5,724,345
First Solar, Inc. (a)(b)	21,446	959,279
Intel Corp.	1,604,518	38,861,426
KLA-Tencor Corp.	53,504	2,981,778
Lam Research Corp. (a)	52,521	2,328,781
Linear Technology Corp.	75,289	2,773,647
LSI Corp. (a)	177,069	1,264,273

See Notes to Financial Statements.

22	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Microchip Technology, Inc.	63,632	$2,370,292
Micron Technology, Inc. (a)	332,493	4,764,625
NVIDIA Corp.	186,537	2,617,114
Teradyne, Inc. (a)(b)	61,590	1,082,136
Texas Instruments, Inc.	358,008	12,483,739
Xilinx, Inc.	85,169	3,373,544

		96,058,544
Software — 3.5%
Adobe Systems, Inc. (a)	162,013	7,381,312
Autodesk, Inc. (a)	72,560	2,462,686
BMC Software, Inc. (a)	42,753	1,929,870
CA, Inc.	106,913	3,060,919
Citrix Systems, Inc. (a)	60,399	3,643,872
Electronic Arts, Inc. (a)	97,683	2,243,779
Intuit, Inc.	90,090	5,498,193
Microsoft Corp.	2,425,982	83,769,158
Oracle Corp.	1,185,980	36,433,306
Red Hat, Inc. (a)	61,199	2,926,536
Salesforce.com, Inc. (a)(b)	175,183	6,688,487
Symantec Corp.	224,857	5,052,537

		161,090,655
Specialty Retail — 2.3%
Abercrombie & Fitch Co., Class A	25,289	1,144,327
AutoNation, Inc. (a)(b)	12,511	542,852
AutoZone, Inc. (a)(b)	11,727	4,968,613
Bed Bath & Beyond, Inc. (a)(b)	70,555	5,002,349
Best Buy Co., Inc.	86,658	2,368,363
CarMax, Inc. (a)	72,483	3,345,815
GameStop Corp., Class A	38,411	1,614,414
The Gap, Inc.	93,592	3,905,594
The Home Depot, Inc.	471,510	36,527,880
L Brands, Inc.	77,527	3,818,205
Lowe’s Cos., Inc.	346,151	14,157,576
O’Reilly Automotive, Inc. (a)(b)	35,658	4,015,804
PetSmart, Inc.	33,348	2,233,983
Ross Stores, Inc.	70,949	4,598,205
Staples, Inc.	214,297	3,398,750
Tiffany & Co.	38,709	2,819,564
TJX Cos., Inc.	232,326	11,630,240
Urban Outfitters, Inc. (a)	35,570	1,430,625

		107,523,159
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	90,697	5,177,892
Fossil Group, Inc. (a)	17,044	1,760,815
NIKE, Inc., Class B	233,613	14,876,476
PVH Corp.	26,160	3,271,308
Ralph Lauren Corp.	19,658	3,415,381
VF Corp.	28,282	5,460,123

		33,961,995
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	153,705	1,407,938
People’s United Financial, Inc.	109,432	1,630,537

		3,038,475

Common Stocks	Shares	Value
Tobacco — 1.7%
Altria Group, Inc.	648,347	$22,685,662
Lorillard, Inc.	121,930	5,325,902
Philip Morris International, Inc.	527,902	45,726,871
Reynolds American, Inc.	102,760	4,970,501

		78,708,936
Trading Companies & Distributors — 0.2%
Fastenal Co.	87,138	3,995,277
W.W. Grainger, Inc.	19,305	4,868,335

		8,863,612
Wireless Telecommunication Services — 0.3%
Crown Castle International Corp. (a)	94,626	6,849,976
Sprint Nextel Corp. (a)	974,136	6,838,435

		13,688,411
Total Long-Term Investments (Cost — $3,150,941,151) — 99.2%		4,618,462,156

Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)(d)(e)	122,176,359	122,176,359
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15%(c)(d)(e)	14,452,133	14,452,133
Total Money Market Funds – 2.9%		136,628,492

	Par (000)
US Treasury Obligations — 0.2%
US Treasury Bill, 0.04% (f)(g)	$6,805	6,804,380
Total Short-Term Securities (Cost — $143,432,872) — 3.1%		143,432,872
Total Investments Before Investments Sold Short (Cost — $3,294,374,023*) — 102.3%		4,761,895,028

Investments Sold Short (h)	Shares
Pharmaceuticals — 0.0%
Mallinckrodt Plc	18,982	(864,250)
(Proceeds — $862,290) — 0.0%		(864,250)
Total Investments, Net of Investments Sold Short — 102.3%		4,761,030,778
Liabilities in Excess of Other Assets — (2.3)%		(107,146,305)

Net Assets — 100.0%		$4,653,884,473

See Notes to Financial Statements.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013	23

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,347,899,526

Gross unrealized appreciation	$1,602,170,663
Gross unrealized depreciation	(188,175,161)

Net unrealized appreciation	$1,413,995,502

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the six months ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at June 30, 2013	Value at June 30, 2013	Income	Realized Gain
BlackRock, Inc.	16,465	24,288	(457)	40,296	$10,350,027	$95,698	$31,121
BlackRock Cash Funds:
Institutional, SL Agency Shares	132,083,169	—	(9,906,810)[1]	122,176,359	$122,176,359	$191,877	—
BlackRock Cash Funds:
Prime, SL Agency Shares	22,497,136	—	(8,045,003)[1]	14,452,133	$14,452,133	$22,021	—
The PNC Financial Services Group, Inc.	69,347	102,698	(1,160)	170,885	$12,460,934	$103,117	$9,313

[1]	Represents net shares sold.

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

(f)	All or a portion of security has been pledged in connection with open financial futures contracts.

(g)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(h)	In order to track the performance of its benchmark index, the Master Portfolio sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
608	S&P 500 E-Mini	Chicago Mercantile	September 2013	$48,618,720	$(450,962)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Note to Financial Statements.

See Notes to Financial Statements.

24	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$4,618,462,156	—	—	$4,618,462,156
Short-Term Securities:
Money Market Funds	136,628,492	—	—	136,628,492
US Treasury Obligations	—	$6,804,380	—	6,804,380
Liabilities:
Investments:
Investment sold short	(864,250)	—	—	(864,250)

Total	$4,754,226,398	$6,804,380	—	$4,761,030,778

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(450,962)	—	—	$(450,962)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, collateral on securities loaned at value of $99,643,557 are categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended June 30, 2013.

See Notes to Financial Statements.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013	25

Statement of Assets and Liabilities	S&P 500 Stock Master Portfolio

June 30, 2013 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned of $97,082,537) (cost — $3,141,275,116)	$4,602,455,574
Investments at value — affiliated (cost — $153,098,907)	159,439,454
Dividends receivable	5,713,831
Investments sold receivable	1,435,813
Securities lending income receivable — affiliated	12,481

Total assets	4,769,057,153

Liabilities
Collateral on securities loaned at value	99,643,557
Withdrawals payable to investors	13,884,895
Investments sold short at value (proceeds — $862,290)	864,250
Investments purchased payable	267,716
Variation margin payable	217,449
Investment advisory fees payable	196,229
Professional fees payable	23,524
Trustees’ fees payable	8,868
Other accrued expenses payable	66,192

Total liabilities	115,172,680

Net Assets	$4,653,884,473

Net Assets Consist of
Investors’ capital	$3,186,816,390
Net unrealized appreciation/depreciation	1,467,068,083

Net Assets	$4,653,884,473

See Notes to Financial Statements.

26	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013

Statement of Operations	S&P 500 Stock Master Portfolio

Six Months Ended June 30, 2013 (Unaudited)

Investment Income
Dividends — unaffiliated	$31,606,647
Dividends — affiliated	198,815
Securities lending — affiliated — net	151,826
Income — affiliated	62,072
Interest	1,146
Foreign taxes withheld	(14,537)

Total income	32,005,969

Expenses
Investment advisory	747,477
Trustees	26,908
Professional	19,496

Total expenses	793,881
Less fees reimbursed by Manager	(46,404)

Total expenses after fees waived	747,477

Net investment income	31,258,492

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(3,424,591)
Investments — affiliated	40,434
Financial futures contracts	11,345,478

7,961,321

Net change in unrealized appreciation/depreciation on:
Investments	298,398,608
Short sale	(1,960)
Financial futures contracts	(842,600)

297,554,048

Total realized and unrealized gain	305,515,369

Net Increase in Net Assets Resulting from Operations	$336,773,861

See Notes to Financial Statements.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013	27

Statements of Changes in Net Assets	S&P 500 Stock Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Operations
Net investment income	$31,258,492	$42,606,880
Net realized gain	7,961,321	213,322,470
Net change in unrealized appreciation/depreciation	297,554,048	27,276,473

Net increase in net assets resulting from operations	336,773,861	283,205,823

Capital Transactions
Proceeds from contributions	2,930,262,663	392,443,684
Value of withdrawals	(331,084,272)	(1,066,033,494)

Net increase (decrease) in net assets derived from capital transactions	2,599,178,391	(673,589,810)

Net Assets
Total increase (decrease) in net assets	2,935,952,252	(390,383,987)
Beginning of period	1,717,932,221	2,108,316,208

End of period	$4,653,884,473	$1,717,932,221

Financial Highlights	S&P 500 Stock Master Portfolio

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008

Total Investment Return
Total investment return	13.81%	[1]	15.98%	2.13%	15.06%	26.63%	(36.86)%

Ratios to Average Net Assets
Total expenses	0.05%	[2]	0.06%	0.06%	0.05%	0.05%	0.05%

Total expenses after fees waived	0.05%	[2]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	2.09%	[2]	2.22%	2.08%	2.01%	2.35%	2.32%

Supplemental Data
Net assets, end of period (000)	$4,653,884		$1,717,932	$2,108,316	$2,158,717	$2,049,062	$1,690,980

Portfolio turnover	2%		10%	5%	9%	5%	8%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

28	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013

Notes to Financial Statements (Unaudited)	S&P 500 Stock Master Portfolio

1. Organization:

S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust.

Reorganization: The Board of Trustees of MIP (the “Board”) and the Board of Master S&P 500 Index Series, a series of Quantitative Master Series LLC (the “Target Master Portfolio”), approved the reorganization of the Target Master Portfolio into the Master Portfolio pursuant to which the Master Portfolio acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Master Portfolio in exchange for beneficial interests of the Master Portfolio (the “Master Reorganization”). The Master Reorganization was approved by the shareholders of each feeder fund that invests its assets in the Target Master Portfolio.

The Target Master Portfolio’s net assets and composition of net assets on April 19, 2013, the valuation date of the reorganization, were as follows:

Net assets	$2,515,780,312
Investors’ capital	$1,708,282,188
Net unrealized appreciation (depreciation)	$807,498,124

For financial reporting purposes, assets received by the Master Portfolio were recorded at fair value. However, the cost basis of the investments being received from the Target Master Portfolio were carried forward to align ongoing reporting of the Master Portfolio’s realized and unrealized gains and losses for tax purposes.

The net assets of the Master Portfolio before the acquisition were $2,116,282,511. The aggregate net assets of the Master Portfolio immediately after the acquisition amounted to $4,632,062,823. The Target Master Portfolio’s fair value and cost of investments prior to the reorganization were as follows:

	Fair Value of Investments	Cost of Investments
Target Master Portfolio	$2,451,677,239	$1,644,179,115

The purpose of this transaction was to combine two portfolios managed by BlackRock Fund Advisors (“BFA”) with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 22, 2013.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the fiscal reporting period of the Master Portfolio, the pro forma results of operations for the six months ended June 30, 2013, are as follows:

•	Net investment loss: $(8,783,633)
•	Net realized and change in unrealized gain/loss on investments: $585,586,411
•	Net increase/decrease in net assets resulting from operations: $576,802,778

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Master Portfolio that have been included in the Master Portfolio’s Statement of Operations since April 22, 2013.

Reorganization costs incurred in connection with the reorganization were expensed by the Master Portfolio and reimbursed by BFA.

2. Significant Accounting Policies:

The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Master Portfolio for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013	29

Notes to Financial Statements (continued)	S&P 500 Stock Master Portfolio

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjust for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Master Portfolio engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2012. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

3. Securities and Other Investments:

Preferred Stock: The Master Portfolio may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk,

30	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013

Notes to Financial Statements (continued)	S&P 500 Stock Master Portfolio

while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Short Sales: The Master Portfolio may enter into short sale transactions in which the Master Portfolio sells a security it does not hold in anticipation of a decline in the market price of that security. When the Master Portfolio makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Master Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statement of Operations. The Master Portfolio may pay a fee on the assets borrowed from the counterparty, which is shown as stock loan fees in the Statement of Operations. The Master Portfolio maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. The Master Portfolio may receive interest on the cash collateral deposited with the broker-dealer. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Master Portfolio sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance the Master Portfolio will be able to close out a short position at a particular time or at an acceptable price.

Securities Lending: The Master Portfolio may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Master Portfolio has a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day.

Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), is disclosed in the Schedule of Investments.

Master Securities Lending Agreements (“MSLA”) provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. Under the MSLA, the Master Portfolio can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities.

The following table is a summary of the Master Portfolio’s open securities lending agreements by counterparty which are subject to offset under a MSLA as of June 30, 2013:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$2,624,917	$(2,624,917)	—
BNP Paribas Prime Brokerage, Inc.	184,745	(184,745)	—
Citigroup Global Markets, Inc.	6,772,737	(6,772,737)	—
Credit Suisse Securities (USA) LLC	347,255	(347,255)	—
Deutsche Bank Securities, Inc.	3,031,119	(3,031,119)	—
Goldman Sachs & Co.	30,016,904	(30,016,904)	—
Jefferies LLC	2,406,332	(2,406,332)	—
JPMorgan Clearing Corp.	10,248,556	(10,248,556)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	19,457,855	(19,457,855)	—
Morgan Stanley & Co. LLC	1,249,885	(1,249,885)	—
National Financial Services LLC	3,944,360	(3,944,360)	—
State Street Corp.	5,122,864	(5,122,864)	—
Timber Hill LLC	1,854,873	(1,854,873)	—
UBS Securities LLC	9,820,135	(9,820,135)	—

Total	$97,082,537	$(97,082,537)	—

[1]

Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $99,643,557 has been received in connection with securities lending transactions.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013	31

Notes to Financial Statements (continued)	S&P 500 Stock Master Portfolio

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2013, any securities on loan were collateralized by cash.

4. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the return of the Master Portfolio and/or to economically hedge, or protect, its exposure to certain risks such as equity risks. These contracts may be transacted on an exchange.

Financial Futures Contracts: The Master Portfolio purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Master Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Upon entering into a financial futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

The following is a summary of the Master Portfolio’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2013
	Derivative Liabilities
	Statement of Assets and Liabilities Location		Value
Equity contracts	Net unrealized appreciation/ depreciation	[1]	$450,962

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2013
Net Realized Gain (Loss) From
Equity contracts:
Financial futures contracts	$11,345,478

Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$(842,600)

For the six months ended June 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	404
Average notional value of contracts purchased	$31,566,540

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, typically the shortfall will be allocated on a pro rata basis across all the broker’s customers, potentially resulting in losses to the Master Portfolio.

32	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013

Notes to Financial Statements (continued)	S&P 500 Stock Master Portfolio

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with BFA, the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays BFA a monthly fee based on a percentage of the Master Portfolio’s average daily net assets at an annual rate of 0.05%.

MIP entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL may delegate certain of its administration duties to sub-administrators. BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses. This contractual waiver is effective through April 30, 2014. The amount of the waiver, if any, is shown as fees waived in the Statement of Operations.

MIP, on behalf of the Master Portfolio, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC, an affiliate of BFA as the securities lending agent. BTC may, on behalf of the Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, in a private investment company managed by the BFA or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BTC, if any, is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Master Portfolio retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Master Portfolio benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC does not receive any fees for managing the cash collateral. The share of income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended June 30, 2013, BTC received $82,762 in securities lending agent fees related to securities lending activities for the Master Portfolio.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2013, the purchase and sale transactions from an affiliated fund in compliance with Rule 17a-7 of the 1940 Act were as follows:

Purchases	$18,872,215
Sales	$3,526,900

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2013, were $267,138,826 and $68,431,854, respectively.

7. Bank Borrowings:

The Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Master Portfolio may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013	33

Notes to Financial Statements (concluded)	S&P 500 Stock Master Portfolio

terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Master Portfolio did not borrow under the credit agreement during the six months ended June 30, 2013.

8. Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 11, 2013 (the “April Meeting”) and May 21-22, 2013 (the “May Meeting”) to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of the Master Fund. BlackRock S&P 500 Stock Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity, (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members,” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Master Portfolio and the Portfolio by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013	35

Disclosure of Investment Advisory Agreement (continued)

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper,1 as well as the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (g) sales and redemption data regarding the Portfolio’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2014. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale;

(f) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares and securities lending, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates

[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

36	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013

Disclosure of Investment Advisory Agreement (continued)

provide the Master Portfolio and the Portfolio with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Lipper category and the gross investment performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

The Board noted that the Portfolio’s gross performance (before expenses and fees), as agreed upon by the Board, was within tolerance of its benchmark during the one- and three-year periods reported, but was out of tolerance of its benchmark during the five-year period reported. BlackRock believes that gross performance relative to the benchmark is an appropriate performance metric for the Portfolio.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the Portfolio’s Lipper category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total net operating expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the Portfolio’s Lipper category. The total net operating expense ratio and actual management fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013	37

Disclosure of Investment Advisory Agreement (concluded)

BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile relative to the Portfolio’s Expense Peers. The Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio. In its consideration, the Board took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

38	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money

Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, NY 10017

Address of the Trust

400 Howard Street

San Francisco, CA 94105

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013	39

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

40	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013	41

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock Intermediate Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

42	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2013

[THIS PAGE INTENTIONALLY LEFT BLANK]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SPSF-6/13-SAR

NOTICE OF PRIVACY POLICY

Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This privacy policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

TRANSAMERICA FUNDS

P.O. Box 9012, Clearwater, FL 33758-9012

Customer Service: 1-888-233-4339

Item 2:  Code of Ethics.

Not applicable for semi-annual reports.

Item 3:  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4:  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:  Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:  Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:  Exhibits.

(a) (1)	Not applicable.
(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
(3)	Not applicable.

(b)

A certification for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
(Principal Executive Officer)

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
(Principal Executive Officer)

Date:	August 28, 2013

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer

Date:	August 28, 2013

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer